UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Randall W. Merk
Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: July 1, 2009 — September 30, 2009

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

83.8%	Fixed-Rate Obligations	16,723,622	16,723,622
9.3%	Variable-Rate Obligations	1,841,707	1,841,707
6.2%	Other Investments	1,241,801	1,241,801
1.2%	U.S. Government Security	244,873	244,873

100.5%	Total Investments	20,052,003	20,052,003
(0.5)%	Other Assets and Liabilities, Net		(91,654)

100.0%	Net Assets		19,960,349

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 83.8% of net assets
Certificates of Deposit 35.3%
Abbey National Treasury Services PLC
0.19%, 10/02/09 (a)	80,000	80,000
0.23%, 10/22/09 (a)	17,000	17,000
Australia & New Zealand Banking Group Ltd.
0.85%, 10/22/09	40,000	40,000
0.22%, 11/16/09	15,000	15,000
0.50%, 12/03/09	113,000	113,000
0.50%, 12/15/09	24,000	24,000
0.47%, 12/18/09	28,000	28,000
Banco Bilbao Vizcaya Argentaria S.A.
0.30%, 10/29/09	85,000	85,000
0.32%, 10/29/09	50,000	50,000
0.30%, 11/04/09	70,000	70,000
Bank of America, N.A.
0.61%, 10/21/09	96,000	96,000
0.60%, 10/22/09	59,000	59,000
0.63%, 02/08/10	127,000	127,000
0.63%, 02/09/10	70,000	70,000
0.60%, 02/17/10	143,000	143,000
0.49%, 03/04/10	186,000	186,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Bank of Ireland
0.60%, 10/09/09	80,000	80,000
Bank of Nova Scotia
0.25%, 10/09/09	19,000	19,000
0.31%, 10/19/09	135,000	135,000
0.23%, 10/21/09	100,000	100,000
0.30%, 10/23/09	99,000	99,000
0.30%, 10/28/09	54,000	54,000
Bank of the West
0.35%, 11/18/09	28,000	28,000
0.30%, 12/28/09	30,000	30,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.88%, 12/02/09	95,000	95,000
0.78%, 12/07/09	13,000	13,000
0.73%, 05/24/10	50,000	50,000
0.65%, 06/08/10	98,000	98,000
Barclays Bank PLC
1.05%, 12/10/09	42,000	42,000
0.67%, 02/16/10	69,000	69,000
BNP Paribas
0.39%, 10/05/09	14,000	14,000
0.36%, 10/09/09	35,000	35,000
0.21%, 10/13/09	70,000	70,000
0.47%, 01/08/10	10,000	10,000
0.45%, 01/15/10	9,000	9,000
0.40%, 02/17/10	98,000	98,000
0.39%, 02/18/10	445,000	445,000
0.38%, 02/19/10	82,000	82,000
0.36%, 03/10/10	29,000	29,000
Branch Banking & Trust
0.45%, 10/26/09	50,000	50,000
0.42%, 11/04/09	2,000	2,000
Citibank, N.A.
0.55%, 10/09/09	23,000	23,000
0.54%, 10/14/09	189,000	189,000
0.46%, 03/03/10	13,000	13,000
Commonwealth Bank of Australia
0.26%, 10/15/09	27,000	27,000
0.55%, 11/30/09	38,000	38,000
0.48%, 12/17/09	22,000	22,000
Credit Agricole S.A.
0.50%, 10/08/09	6,000	6,000
0.53%, 10/09/09	5,000	5,000
0.54%, 10/15/09	113,000	113,000
0.24%, 12/04/09	176,000	176,000
Deutsche Bank AG
0.31%, 11/02/09	181,000	181,000
0.30%, 11/05/09	14,000	14,000
0.36%, 11/20/09	83,000	83,000
DnB NOR Bank ASA
0.30%, 11/17/09	61,000	61,000
0.30%, 01/14/10	20,000	20,000
HSBC Bank PLC
0.33%, 03/16/10	10,000	10,000
Intesa Sanpaolo
0.43%, 10/08/09	75,000	75,000
0.43%, 10/14/09	36,000	36,000
0.44%, 10/19/09	69,000	69,000

1

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.33%, 03/23/10	23,000	23,000
Lloyds TSB Bank PLC
0.69%, 03/01/10	190,000	190,000
0.64%, 03/10/10	42,000	42,000
0.66%, 03/24/10	69,000	69,000
Mitsubishi UFJ Trust & Banking Corp.
0.55%, 06/01/10	45,000	45,000
Mizuho Corporate Bank Ltd.
0.27%, 11/23/09	100,000	100,000
0.25%, 12/03/09	100,000	100,000
National Australia Bank Ltd.
1.00%, 10/22/09	14,000	14,000
0.51%, 12/22/09	107,000	107,000
0.49%, 12/29/09	78,000	78,000
0.50%, 01/04/10	90,000	90,001
0.40%, 02/16/10	16,000	16,000
Nordea Bank Finland PLC
0.19%, 10/13/09	120,000	120,000
Rabobank Nederland
0.55%, 09/10/10	100,000	100,000
0.55%, 09/13/10	29,000	29,000
0.52%, 09/14/10	100,000	100,000
0.52%, 09/15/10	109,000	109,000
Royal Bank of Canada
0.14%, 10/20/09	40,000	40,000
Royal Bank of Scotland PLC
0.69%, 10/07/09	52,000	52,000
0.68%, 10/09/09	50,000	50,000
0.93%, 03/08/10	199,000	199,000
Societe Generale
0.35%, 11/19/09	139,000	139,000
0.38%, 11/20/09	58,000	58,000
0.32%, 12/18/09	50,000	50,001
0.51%, 06/16/10	55,000	55,000
Sumitomo Mitsui Banking Corp.
0.25%, 10/29/09	49,000	49,000
0.33%, 11/12/09	30,000	30,000
0.30%, 11/24/09	108,000	108,000
0.28%, 12/14/09	14,000	14,000
Sumitomo Trust & Banking Co.
0.48%, 10/20/09	34,000	34,000
0.47%, 10/30/09	13,000	13,000
0.62%, 06/15/10	18,000	18,001
0.63%, 06/16/10	37,000	37,000
Svenska Handelsbanken AB
0.30%, 11/03/09	110,000	110,000
0.26%, 11/24/09	44,000	44,001
0.40%, 01/29/10	51,000	51,004
Toronto Dominion Bank
1.50%, 12/11/09	90,000	90,000
0.68%, 08/16/10	108,000	108,000
Union Bank, N.A.
0.34%, 11/18/09	50,000	50,000
0.33%, 12/02/09	30,000	30,000
Westpac Banking Corp.
0.50%, 12/14/09	170,000	170,000

		7,051,008

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Commercial Paper & Other Corporate Obligations 30.8%
Alpine Securitization Corp.
0.20%, 10/08/09 (a)(b)(c)	91,600	91,596
0.40%, 10/08/09 (a)(b)(c)	16,000	15,999
0.20%, 10/15/09 (a)(b)(c)	36,000	35,997
0.30%, 10/23/09 (a)(b)(c)	75,000	74,986
Atlantic Asset Securitization, L.L.C.
0.25%, 01/07/10 (a)(b)(c)	50,000	49,966
0.28%, 01/22/10 (a)(b)(c)	25,000	24,978
Atlantis One Funding Corp.
0.85%, 10/23/09 (a)(b)(c)	30,000	29,984
0.83%, 10/27/09 (a)(b)(c)	37,000	36,978
0.75%, 11/03/09 (a)(b)(c)	16,000	15,989
Australia & New Zealand Banking Group Ltd.
0.38%, 02/18/10	85,000	84,874
Bank of America Corp.
0.24%, 12/29/09	100,000	99,941
CAFCO, L.L.C.
0.44%, 04/01/10 (a)(b)(c)	100,000	99,778
Cancara Asset Securitization, L.L.C.
0.55%, 10/13/09 (a)(b)(c)	1,000	1,000
CBA (Delaware) Finance, Inc.
0.24%, 12/03/09 (a)	120,000	119,950
0.24%, 12/11/09 (a)	47,900	47,877
Chariot Funding, L.L.C.
0.32%, 10/07/09 (a)(b)(c)	68,000	67,996
0.20%, 10/08/09 (a)(b)(c)	51,000	50,998
0.20%, 10/09/09 (a)(b)(c)	45,000	44,998
0.19%, 10/13/09 (a)(b)(c)	25,000	24,998
0.19%, 10/15/09 (a)(b)(c)	21,000	20,998
0.19%, 10/29/09 (a)(b)(c)	35,000	34,995
0.21%, 11/04/09 (a)(b)(c)	29,000	28,994
Ciesco, L.L.C.
0.44%, 04/01/10 (a)(b)(c)	200,000	199,555
Citigroup Funding, Inc.
0.38%, 10/20/09 (a)	80,000	79,984
Citigroup Funding, Inc., (FDIC Insured)
0.20%, 10/09/09 (a)(e)	100,000	99,996
Coca-Cola Co.
0.25%, 11/18/09 (c)	40,000	39,987
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.52%, 10/15/09 (b)(c)	55,000	54,989
0.45%, 10/26/09 (b)(c)	47,000	46,985
0.42%, 11/04/09 (b)(c)	27,000	26,989
0.28%, 12/21/09 (b)(c)	88,000	87,945
0.28%, 12/22/09 (b)(c)	86,000	85,945
Danske Corp. (Danish Government Guarantee)
0.43%, 10/30/09 (a)(c)	130,000	129,955
0.43%, 11/04/09 (a)(c)	60,000	59,976
0.52%, 01/15/10 (a)(c)	14,000	13,979
DnB NOR Bank ASA
0.29%, 01/19/10	80,000	79,929
Falcon Asset Securitization Corp.
0.19%, 10/02/09 (a)(b)(c)	43,000	43,000

2

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.20%, 10/09/09 (a)(b)(c)	44,000	43,998
0.19%, 10/19/09 (a)(b)(c)	50,000	49,995
0.19%, 10/23/09 (a)(b)(c)	47,009	47,003
0.19%, 10/29/09 (a)(b)(c)	13,000	12,998
Gemini Securitization Corp., L.L.C.
0.21%, 10/05/09 (a)(b)(c)	9,000	9,000
0.21%, 10/06/09 (a)(b)(c)	15,000	15,000
General Electric Capital Corp., (FDIC Insured)
0.42%, 11/05/09 (a)(e)	45,000	44,982
0.42%, 11/06/09 (a)(e)	43,000	42,982
0.40%, 11/09/09 (a)(e)	116,000	115,950
General Electric Company
0.14%, 10/29/09	115,000	114,987
0.14%, 10/30/09	65,000	64,993
JPMorgan Chase Funding, Inc.
0.19%, 10/27/09 (a)	23,000	22,997
0.28%, 11/13/09 (a)	181,000	180,939
Jupiter Securitization Corp.
0.20%, 10/01/09 (a)(b)(c)	16,000	16,000
0.20%, 10/08/09 (a)(b)(c)	48,000	47,998
0.20%, 10/15/09 (a)(b)(c)	71,000	70,994
0.19%, 10/16/09 (a)(b)(c)	85,000	84,993
0.19%, 10/22/09 (a)(b)(c)	26,000	25,997
Kitty Hawk Funding Corp.
0.22%, 11/04/09 (a)(b)(c)	40,000	39,992
Market Street Funding Corp.
0.38%, 10/09/09 (a)(b)(c)	98,000	97,992
0.33%, 10/16/09 (a)(b)(c)	7,000	6,999
Nationwide Building Society
0.64%, 10/07/09	60,000	59,994
0.58%, 01/06/10	21,000	20,967
0.50%, 01/15/10	25,000	24,963
Nokia Corp.
0.18%, 10/13/09 (c)	15,000	14,999
0.18%, 10/14/09 (c)	15,000	14,999
Nordea North America, Inc.
0.29%, 10/01/09 (a)	45,000	45,000
0.19%, 10/16/09 (a)	48,000	47,996
0.20%, 10/16/09 (a)	50,000	49,996
Old Line Funding, L.L.C.
0.32%, 10/15/09 (a)(b)(c)	10,000	9,999
0.33%, 10/15/09 (a)(b)(c)	95,000	94,988
0.20%, 10/19/09 (a)(b)(c)	55,314	55,308
0.20%, 10/20/09 (a)(b)(c)	25,000	24,997
0.22%, 11/09/09 (a)(b)(c)	38,000	37,991
0.28%, 11/12/09 (a)(b)(c)	9,537	9,534
0.30%, 11/13/09 (a)(b)(c)	12,000	11,996
0.50%, 02/11/10 (a)(b)(c)	50,000	49,908
Park Avenue Receivables Co., L.L.C.
0.20%, 10/01/09 (a)(b)(c)	25,000	25,000
0.20%, 10/06/09 (a)(b)(c)	140,000	139,996
0.19%, 10/19/09 (a)(b)(c)	20,000	19,998
0.19%, 10/23/09 (a)(b)(c)	15,000	14,998
0.19%, 11/03/09 (a)(b)(c)	25,000	24,996
Ranger Funding Co., L.L.C.
0.20%, 10/15/09 (a)(b)(c)	4,000	4,000
0.20%, 10/20/09 (a)(b)(c)	69,000	68,993
0.32%, 11/17/09 (a)(b)(c)	50,000	49,979

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Reckitt Benckiser Treasury Services PLC
0.25%, 10/13/09 (a)(c)	29,000	28,998
Sheffield Receivables Corp.
0.20%, 10/16/09 (a)(b)(c)	77,000	76,994
0.30%, 11/19/09 (a)(b)(c)	15,000	14,994
Solitaire Funding, L.L.C.
0.42%, 10/15/09 (a)(b)(c)	24,000	23,996
0.42%, 10/27/09 (a)(b)(c)	100,000	99,970
0.42%, 11/10/09 (a)(b)(c)	47,000	46,978
0.42%, 11/12/09 (a)(b)(c)	39,000	38,981
0.32%, 11/20/09 (a)(b)(c)	14,000	13,994
0.34%, 11/24/09 (a)(b)(c)	41,000	40,979
Starbird Funding Corp.
0.22%, 10/08/09 (a)(b)(c)	50,000	49,998
0.21%, 10/13/09 (a)(b)(c)	1,000	1,000
0.28%, 11/17/09 (a)(b)(c)	18,000	17,993
0.30%, 11/24/09 (a)(b)(c)	50,000	49,977
0.24%, 12/18/09 (a)(b)(c)	5,000	4,997
Straight A Funding, L.L.C.
0.35%, 10/05/09 (a)(b)(c)(i)	36,542	36,541
0.35%, 10/09/09 (a)(b)(c)(i)	63,803	63,798
0.35%, 10/15/09 (a)(b)(c)(i)	50,000	49,993
0.28%, 11/04/09 (a)(b)(c)(i)	25,000	24,993
0.28%, 11/05/09 (a)(b)(c)(i)	25,042	25,035
0.27%, 11/10/09 (a)(b)(c)(i)	50,000	49,985
0.26%, 11/12/09 (a)(b)(c)(i)	15,000	14,995
0.27%, 11/12/09 (a)(b)(c)(i)	25,000	24,992
0.27%, 11/16/09 (a)(b)(c)(i)	20,000	19,993
0.27%, 11/18/09 (a)(b)(c)(i)	15,000	14,995
0.24%, 11/23/09 (a)(b)(c)(i)	24,077	24,068
0.23%, 12/07/09 (a)(b)(c)(i)	25,000	24,989
0.23%, 12/15/09 (a)(b)(c)(i)	232,000	231,889
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/01/10 (a)(c)	75,000	74,565
Thames Asset Global Securitization No. 1, Inc.
0.22%, 10/07/09 (a)(b)(c)	20,286	20,285
Thunder Bay Funding, L.L.C.
0.27%, 10/05/09 (a)(b)(c)	15,000	14,999
0.20%, 10/08/09 (a)(b)(c)	12,000	11,999
0.33%, 10/08/09 (a)(b)(c)	40,090	40,087
0.20%, 10/13/09 (a)(b)(c)	30,514	30,512
0.20%, 10/21/09 (a)(b)(c)	38,889	38,885
0.20%, 10/22/09 (a)(b)(c)	6,000	5,999
0.29%, 11/09/09 (a)(b)(c)	33,980	33,969
Ticonderoga Funding, L.L.C.
0.21%, 10/16/09 (a)(b)(c)	13,000	12,999
UniCredit Delaware, Inc.
0.40%, 11/04/09 (a)(c)	83,000	82,969
Variable Funding Capital Corp.
0.19%, 10/15/09 (a)(b)(c)	100,000	99,993
0.98%, 10/15/09 (a)(b)(c)	27,000	26,990
0.20%, 10/20/09 (a)(b)(c)	40,000	39,996
0.98%, 10/20/09 (a)(b)(c)	94,000	93,952
0.30%, 11/02/09 (a)(b)(c)	23,294	23,288
Westpac Banking Corp.
0.46%, 12/04/09 (c)	14,000	13,989

3

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.38%, 02/22/10 (c)	14,000	13,979
Whistlejacket Capital, L.L.C.
n/a, n/a, (c)(d)(f)	2,739	2,739
Windmill Funding Corp.
0.41%, 10/01/09 (a)(b)(c)	35,000	35,000
0.34%, 10/16/09 (a)(b)(c)	30,000	29,996
Yorktown Capital, L.L.C.
0.53%, 10/05/09 (a)(b)(c)	24,000	23,999
0.20%, 10/06/09 (a)(b)(c)	8,521	8,521
0.45%, 01/22/10 (a)(b)(c)	14,000	13,980

		6,141,273

Fixed-Rate Coupon Notes 3.8%

Fannie Mae
0.50%, 06/15/10	18,000	18,834
Federal Home Loan Bank
0.55%, 06/01/10	155,000	154,942
0.56%, 06/04/10	90,000	89,989
0.52%, 06/25/10	47,450	47,462
0.55%, 07/16/10	54,155	55,411
0.57%, 07/22/10	52,000	51,989
0.58%, 08/05/10	150,000	149,953
0.51%, 10/25/10	145,000	144,959
Freddie Mac
1.25%, 11/30/09	40,000	40,186

		753,725

Fixed-Rate Discount Notes 10.7%

Fannie Mae
0.14%, 11/02/09 (g)	100,000	99,987
0.20%, 12/01/09	75,000	74,974
0.76%, 12/01/09	62,000	61,921
0.33%, 12/30/09	50,000	49,959
0.51%, 07/12/10	36,000	35,855
Federal Home Loan Bank
0.14%, 10/07/09	200,000	199,995
0.19%, 10/16/09	50,000	49,996
0.15%, 10/19/09	50,000	49,996
0.10%, 10/21/09	95,000	94,995
0.18%, 10/21/09	32,800	32,797
0.12%, 11/02/09	7,500	7,499
0.11%, 11/04/09	56,016	56,010
0.15%, 11/04/09	2,100	2,100
0.12%, 11/06/09	2,685	2,685
0.15%, 11/12/09	162,100	162,072
0.20%, 11/12/09	130,000	129,970
0.15%, 11/13/09	1,200	1,200
0.19%, 11/18/09	200,000	199,951
0.17%, 11/20/09	90,000	89,979
0.17%, 11/23/09	53,000	52,987
0.17%, 12/02/09	100,000	99,971
0.50%, 02/01/10	195,000	194,667
Freddie Mac
0.18%, 11/24/09	50,000	49,986
0.17%, 11/30/09	80,900	80,877
0.32%, 12/28/09	78,000	77,939
0.50%, 07/06/10	50,000	49,807
0.53%, 07/12/10	135,000	134,441

		2,142,616

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Time Deposits 3.2%

Bank of Ireland
0.25%, 10/01/09	65,000	65,000
Citibank, N.A., Nassau
0.12%, 10/01/09	200,000	200,000
JPMorgan Chase Bank, N.A., Nassau
0.13%, 10/01/09	200,000	200,000
Royal Bank of Canada, Grand Cayman
0.05%, 10/01/09	75,000	75,000
Wells Fargo Bank, N.A., Grand Cayman
0.04%, 10/01/09	95,000	95,000

		635,000

Total Fixed-Rate Obligations (Cost $16,723,622)		16,723,622

Variable-Rate Obligations 9.3% of net assets

Bank of America, N.A.
0.66%, 01/22/10	147,000	147,000
Bank of America, N.A., (FDIC Insured)
0.42%, 11/05/09 (a)(e)	111,000	111,000
Breckenridge Terrace, L.L.C.
0.70%, 10/01/09 (a)	1,000	1,000
Eagle County, Co.
0.75%, 10/01/09 (a)	2,000	2,000
Fannie Mae
0.40%, 10/13/09	470,000	469,859
0.42%, 11/05/09	120,000	119,963
Federal Home Loan Bank
0.18%, 10/06/09	200,000	200,000
0.00%, 12/22/09	100,000	100,000
Freddie Mac
0.33%, 10/13/09	100,000	100,000
Goldman Sachs & Co., (FDIC Insured)
1.00%, 12/16/09 (a)(c)(d)(e)	75,000	75,000
0.44%, 12/17/09 (a)(e)	25,000	25,000
Rabobank Nederland
0.63%, 10/14/09	33,000	33,000
0.60%, 10/26/09 (h)	285,000	285,000
0.38%, 12/29/09	70,000	70,000
Tenderfoot Seasonal Housing, L.L.C.
0.75%, 10/01/09 (a)	2,885	2,885
Westpac Banking Corp.
0.48%, 10/28/09 (c)	100,000	100,000

Total Variable-Rate Obligations (Cost $1,841,707)		1,841,707

4

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face/Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 6.2% of net assets

Repurchase Agreements 6.2%

Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $77,250
0.06%, issued 09/30/09, due 10/01/09	75,000	75,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $30,600
0.02%, issued 09/30/09, due 10/01/09	30,000	30,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $287,441
0.07%, issued 09/30/09, due 10/01/09	281,802	281,801
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $234,600
0.03%, issued 09/30/09, due 10/01/09	230,000	230,000
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $156,000
0.08%, issued 09/30/09, due 10/01/09	150,001	150,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $99,750
0.04%, issued 09/30/09, due 10/01/09	95,000	95,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $73,500
0.05%, issued 09/30/09, due 10/01/09	70,000	70,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $157,500
0.12%, issued 09/25/09, due 10/02/09	150,004	150,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $163,852
0.07%, issued 09/30/09, due 10/01/09	160,000	160,000

Total Other Investments (Cost $1,241,801)		1,241,801

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Security 1.2% of net assets

U.S. Treasury Bills 1.2%

U.S. Treasury Bills
0.30%, 12/03/09	245,000	244,873

Total U.S. Government Security (Cost $244,873)		244,873

End of Investments.

(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $20,052,003.

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,866,976 or 24.4% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $77,739 or 0.4% of net assets.

(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

(f)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.

(g)	Delayed-delivery security.

(h)	All or a portion of this security is held as collateral for delayed-delivery securities.

(i)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

5

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations — (a)	$—	$16,723,622	$—	$16,723,622
Variable-Rate Obligations — (a)	—	1,841,707	—	1,841,707
Other Investment — (a)	—	1,241,801	—	1,241,801
U.S. Government Securities — (a)	—	244,873	—	244,873

Total	$—	$20,052,003	$—	$20,052,003

*	The funds had no Other Financial Instruments

(a)	as categorized in Portfolio Holdings
REG47712SEP09 — 00

6

The Charles Schwab Family of Funds
Schwab California Muncipal Money FundTM
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

100.1%	Municipal Securities	7,854,912	7,854,912
0.2%	Other Investment	17,700	17,700

100.3%	Total Investments	7,872,612	7,872,612
(0.3)%	Other Assets and Liabilities, Net		(20,119)

100.0%	Net Assets		7,852,493

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 100.1% of net assets

California 99.9%

Alameda Cnty IDA
RB (Aitchison Family)
Series 1993A
0.47%, 10/07/09 (a)(b)	2,400	2,400
RB (JMS Family)
Series 1995A
0.47%, 10/07/09 (a)(b)	1,000	1,000
Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts)
Series 1997A
0.27%, 10/01/09 (a)(b)	3,295	3,295
M/F Housing RB (Port Trinidad Apts)
Series 1997C
0.27%, 10/01/09 (a)(b)	1,840	1,840
M/F Housing Refunding RB (Sage Park)
Series 1998A
0.41%, 10/01/09 (a)(b)	5,500	5,500
Anaheim Public Financing Auth
RB (Anaheim Electric System Distribution Facilities)
Series 2007A
0.36%, 10/01/09 (a)(b)(c)(d)	15,000	15,000
RB (Anaheim Electric System Distribution Facilities)
Series 2009A
0.36%, 10/01/09 (a)(c)(d)	7,500	7,500
Assoc of Bay Area Governments
M/F Housing RB (Artech Building)
Series 1999A
0.38%, 10/01/09 (a)(b)	3,200	3,200
M/F Housing RB (Bachenheimer Building)
Series 2002A
0.38%, 10/01/09 (a)(b)	6,945	6,945
M/F Housing RB (Crossing Apts)

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2002A
0.38%, 10/01/09 (a)(b)(g)	18,500	18,500
M/F Housing RB (Darling Florist Building)
Series 2002A
0.38%, 10/01/09 (a)(b)	4,710	4,710
M/F Housing RB (GAIA Building)
Series 2000A
0.38%, 10/01/09 (a)(b)	1,545	1,545
M/F Housing RB (Mountain View Apts)
Series 1997A
0.75%, 10/01/09 (a)(b)	5,515	5,515
M/F Housing Refunding RB (The Berkeleyan)
Series 2003A
0.38%, 10/01/09 (a)(b)	3,540	3,540
RB (899 Charleston)
Series 2007
0.35%, 10/01/09 (a)(b)	6,420	6,420
RB (Acacia Creek at Union City)
Series 2008A
0.35%, 10/01/09 (a)(c)	1,000	1,000
RB (Brandeis Hillel Day School)
Series 2001
0.47%, 10/01/09 (a)(b)	8,545	8,545
RB (Pacific Primary)
Series 2008
0.47%, 10/01/09 (a)(b)	4,550	4,550
RB (San Francisco Univ High School)
Series A
0.47%, 10/01/09 (a)(b)	5,820	5,820
RB (Zoological Society of San Diego Wild Animal Park)
Series 2004
0.27%, 10/01/09 (a)(b)	19,170	19,170
Refunding RB (Eskaton Properties)
Series 2008A
0.34%, 10/01/09 (a)(b)	11,075	11,075
Refunding RB (Eskaton Properties)
Series 2008B
0.34%, 10/01/09 (a)(b)	15,900	15,900
Bay Area Toll Auth
San Francisco Bay Area Toll Brdige RB
Series 2009F1
0.30%, 10/01/09 (a)(c)(d)	6,765	6,765
San Francisco Bay Area Toll Bridge RB
Series 2006 & 2008F1
0.30%, 10/01/09 (a)(c)(d)	21,310	21,310
San Francisco Bay Area Toll Bridge RB
Series 2006F
0.36%, 10/01/09 (a)(c)(d)	20,000	20,000
0.75%, 04/01/10	135	138
San Francisco Bay Area Toll Bridge RB
Series 2007F
0.36%, 10/01/09 (a)(c)(d)	10,395	10,395
San Francisco Bay Area Toll Bridge RB
Series 2007F & 2008F1
0.30%, 10/01/09 (a)(c)(d)	47,550	47,550
0.30%, 10/01/09 (a)(c)(d)	1,500	1,500
San Francisco Bay Area Toll Bridge RB
Series 2008D1
0.25%, 10/01/09 (a)(c)	4,300	4,300

1

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Francisco Bay Area Toll Bridge RB
Series 2009F1
0.34%, 10/01/09 (a)(c)(d)	22,470	22,470
0.36%, 10/01/09 (a)(c)(d)	1,000	1,000
Calaveras Cnty
TRAN 2009-2010
1.11%, 07/14/10	5,000	5,034
California
Economic Recovery Bonds
Series 2004C15
0.70%, 10/07/09 (a)(b)(c)	12,000	12,000
GO Bonds
0.34%, 10/01/09 (a)(b)(c)(d)	41,908	41,908
0.65%, 12/10/09 (b)(c)(d)	23,825	23,825
GO Bonds
Series 2003C3
0.30%, 10/01/09 (a)(b)	12,800	12,800
GO Bonds
Series 2003C4
0.35%, 10/01/09 (a)(b)	10,700	10,700
GO Bonds
Series 2004A1
0.35%, 10/01/09 (a)(b)	100	100
GO Bonds
Series 2005B7
0.39%, 10/01/09 (a)(b)	2,300	2,300
GO Refunding Bonds
0.40%, 10/01/09 (a)(b)(c)(d)	15,000	15,000
0.60%, 10/01/09 (a)(b)(c)(d)	6,230	6,230
0.70%, 01/28/10 (b)(c)(d)	13,205	13,205
GO Refunding Bonds
Series 2007
0.32%, 10/01/09 (a)(b)(c)(d)	3,119	3,119
Various Purpose GO Bonds
0.40%, 10/01/09 (a)(b)(c)(d)	10,230	10,230
0.40%, 10/01/09 (a)(b)(c)(d)	37,155	37,155
0.60%, 10/01/09 (a)(b)(c)(d)	10,800	10,800
California Dept of Veterans Affairs
Home Purchase RB Series 2007A
0.44%, 10/01/09 (a)(c)(d)	7,480	7,480
California Dept of Water Resources
Power Supply RB
Series 2002C10
0.28%, 10/01/09 (a)(b)	70,410	70,410
Water System RB (Central Valley)
Series AE
0.30%, 10/01/09 (a)(c)(d)	4,895	4,895
California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group)
Series 1998
0.50%, 10/01/09 (a)(b)	8,100	8,100
IDRB (Calco)
Series 1997
0.32%, 10/07/09 (a)(b)	1,280	1,280
California Educational Facilities Auth
RB (California Institute of Techonology)
Series 2009
0.30%, 10/01/09 (a)(c)(d)	10,065	10,065
RB (Chapman Univ)
Series 2008A

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.28%, 10/01/09 (a)(b)	3,000	3,000
RB (Univ of La Verne)
Series 2008
0.50%, 10/01/09 (a)(b)	16,250	16,250
RB (Univ of San Diego)
Series 1999 & Refunding RB (Loyola Marymount Univ) Series 2001A
0.32%, 10/01/09 (a)(b)(c)(d)	7,452	7,452
RB (Univ of Southern California)
Series 2007A
0.36%, 10/01/09 (a)(c)(d)	9,750	9,750
RB (Univ of Southern California)
Series 2009A
0.30%, 10/01/09 (a)(c)(d)	14,225	14,225
RB (Univ of Southern California)
Series 2009B
0.30%, 10/01/09 (a)(c)(d)	19,200	19,200
California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A
0.50%, 10/01/09 (a)(b)	10,000	10,000
California Health Facilities Financing Auth
RB (Catholic Healthcare West)
Series 2004J
0.28%, 10/07/09 (a)(b)	500	500
RB (Catholic Healthcare West)
Series 2008A
0.28%, 10/07/09 (a)(b)	9,600	9,600
RB (Cedars Sinai Medical Center)
Series 1999A
0.44%, 12/01/09 (b)	10,210	10,408
RB (Kaiser Permanente)
Series 2006E
0.43%, 11/20/09	2,500	2,500
0.42%, 02/24/10	25,000	25,000
0.45%, 03/11/10	4,600	4,600
RB (Providence Health Services)
Series 2009B
0.30%, 10/01/09 (a)(c)(d)	7,250	7,250
0.37%, 10/01/09 (a)(c)(d)	35,025	35,025
RB (Scripps Health)
Series 2008G
0.28%, 10/07/09 (a)(b)	21,890	21,890
RB (St. Joseph Health System)
Series 2009A
0.30%, 10/01/09 (a)(c)(d)	11,565	11,565
California HFA
Home Mortgage RB
Series 2002B
1.50%, 10/01/09 (a)(b)(c)	13,615	13,615
Home Mortgage RB
Series 2003F
1.20%, 10/07/09 (a)(b)(c)	29,670	29,670
1.20%, 10/07/09 (a)(b)(c)	33,555	33,555
Home Mortgage RB
Series 2005H
1.25%, 10/01/09 (a)(c)	10,230	10,230
1.25%, 10/01/09 (a)(c)	53,500	53,500
Home Mortgage RB
Series 2006I
0.52%, 10/01/09 (a)(c)(d)	4,620	4,620
Home Mortgage RB

2

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2008C
2.70%, 10/01/09 (a)(c)	40,000	40,000
Home Mortgage RB
Series 2008D
1.20%, 10/01/09 (a)(c)	41,000	41,000
Home Mortgage RB
Series 2008F
2.70%, 10/01/09 (a)(c)	22,600	22,600
California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing)
Series 2005
0.52%, 10/01/09 (a)(b)	5,775	5,775
IDRB (American-De Rosa Lamp Arts)
Series 1999
0.62%, 10/07/09 (a)(b)	4,950	4,950
IDRB (Fairmont Sign)
Series 2000A
0.55%, 10/01/09 (a)(b)	4,250	4,250
IDRB (Nelson Name Plate)
Series 1999
0.47%, 10/01/09 (a)(b)	1,850	1,850
RB (Bay Area Toll Bridges Seismic Retrofit)
Series 2003A
0.30%, 10/01/09 (a)(b)(c)(d)	11,735	11,735
1.27%, 10/01/09 (a)(b)(c)(d)	31,130	31,130
RB (Sage Hill School)
Series 2008
0.49%, 10/01/09 (a)(b)	9,500	9,500
Refunding RB (J. Paul Getty Trust)
Series 2007A2
0.50%, 04/01/10	9,000	9,000
Refunding RB (PG&E)
Series 2009B
0.33%, 10/01/09 (a)(b)	1,655	1,655
California Municipal Finance Auth
RB (Republic Services)
Series 2008A
0.50%, 10/01/09 (a)(b)	31,000	31,000
RB (Serra Catholic School)
Series 2009
0.47%, 10/01/09 (a)(b)	7,000	7,000
Solid Waste Disposal RB (Waste Management)
Series 2008A
0.40%, 10/01/09 (a)(b)	8,900	8,900
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E)
Series 1996E
0.25%, 10/01/09 (a)(b)	1,500	1,500
RB (Garaventa Enterprises)
Series 2008A
0.45%, 10/07/09 (a)(b)	17,150	17,150
Resource Recovery RB (Wadham Energy)
Series 1987B
0.35%, 10/07/09 (a)(b)	1,000	1,000
Solid Waste Disposal RB (Agrifab)
Series 2003
0.45%, 10/07/09 (a)(b)	5,800	5,800
Solid Waste Disposal RB (Alameda Cnty Industries)
Series 2000A
0.48%, 10/07/09 (a)(b)	3,330	3,330

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Athens Disposal)
Series 1995A
0.45%, 10/07/09 (a)(b)	7,500	7,500
Solid Waste Disposal RB (Athens Disposal)
Series 1999A
0.45%, 10/07/09 (a)(b)	3,685	3,685
Solid Waste Disposal RB (Athens Services)
Series 2001A
0.45%, 10/07/09 (a)(b)	2,895	2,895
Solid Waste Disposal RB (Athens Services)
Series 2006A
0.45%, 10/07/09 (a)(b)	20,565	20,565
Solid Waste Disposal RB (Atlas Disposal Industries)
Series 1999A
0.45%, 10/07/09 (a)(b)	5,060	5,060
Solid Waste Disposal RB (AVI-PGS)
Series 2008A
0.45%, 10/07/09 (a)(b)	5,195	5,195
Solid Waste Disposal RB (BLT Enterprises of Fremont)
Series 2005A
0.50%, 10/07/09 (a)(b)	13,960	13,960
Solid Waste Disposal RB (BLT Enterprises of Sacramento)
Series 1999A
0.45%, 10/07/09 (a)(b)	6,425	6,425
Solid Waste Disposal RB (Browning-Ferris Industries)
Series 1997A
0.30%, 10/07/09 (a)(b)	15,400	15,400
Solid Waste Disposal RB (Burrtec Waste & Recycling Services)
Series 2006A
0.43%, 10/07/09 (a)(b)	17,265	17,265
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2004
0.43%, 10/07/09 (a)(b)	9,920	9,920
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2006A
0.43%, 10/07/09 (a)(b)	18,445	18,445
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2008A
0.43%, 10/07/09 (a)(b)	8,500	8,500
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 1997B
0.43%, 10/07/09 (a)(b)	3,850	3,850
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 2000A
0.43%, 10/07/09 (a)(b)	4,705	4,705
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 2002A
0.43%, 10/07/09 (a)(b)	7,900	7,900
Solid Waste Disposal RB (California Waste Solutions)
Series 2002A
0.45%, 10/07/09 (a)(b)	7,235	7,235
Solid Waste Disposal RB (California Waste Solutions)
Series 2004A
0.45%, 10/07/09 (a)(b)	3,685	3,685
Solid Waste Disposal RB (California Waste Solutions)
Series 2007A
0.45%, 10/07/09 (a)(b)	25,905	25,905
Solid Waste Disposal RB (Cedar Avenue Recycling & Transfer Station)
Series 2003A
0.45%, 10/07/09 (a)(b)	2,290	2,290

3

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Contra Costa Waste Service)
Series 1995A
0.45%, 10/07/09 (a)(b)	1,625	1,625
Solid Waste Disposal RB (CR&R)
Series 1995A
0.48%, 10/07/09 (a)(b)	3,160	3,160
Solid Waste Disposal RB (CR&R)
Series 2000A
0.48%, 10/07/09 (a)(b)	2,610	2,610
Solid Waste Disposal RB (CR&R)
Series 2002A
0.48%, 10/07/09 (a)(b)	3,400	3,400
Solid Waste Disposal RB (CR&R)
Series 2006A
0.48%, 10/07/09 (a)(b)	7,840	7,840
Solid Waste Disposal RB (CR&R)
Series 2007A
0.48%, 10/07/09 (a)(b)	10,305	10,305
Solid Waste Disposal RB (Desert Properties)
Series 2006B
0.48%, 10/07/09 (a)(b)	2,245	2,245
Solid Waste Disposal RB (EDCO Disposal)
Series 1996A
0.43%, 10/07/09 (a)(b)(g)	7,500	7,500
Solid Waste Disposal RB (EDCO Disposal)
Series 2004A
0.43%, 10/07/09 (a)(b)(g)	16,625	16,625
Solid Waste Disposal RB (EDCO Disposal)
Series 2007A
0.43%, 10/07/09 (a)(b)	15,665	15,665
Solid Waste Disposal RB (Escondido Disposal/Jemco Equipment)
Series 1998A
0.43%, 10/07/09 (a)(b)	7,355	7,355
Solid Waste Disposal RB (Garaventa Enterprises)
Series 2006A
0.45%, 10/07/09 (a)(b)	8,970	8,970
Solid Waste Disposal RB (Garden City Sanitation)
Series 2007A
0.60%, 10/07/09 (a)(b)	6,340	6,340
Solid Waste Disposal RB (GreenTeam of San Jose)
Series 1997A
0.42%, 10/07/09 (a)(b)	480	480
Solid Waste Disposal RB (GreenTeam of San Jose)
Series 2001A
0.42%, 10/07/09 (a)(b)	3,995	3,995
Solid Waste Disposal RB (GreenWaste of Tehama)
Series 1999A
0.42%, 10/07/09 (a)(b)	515	515
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2006A
0.60%, 10/07/09 (a)(b)	2,475	2,475
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2007A
0.60%, 10/07/09 (a)(b)	11,140	11,140
Solid Waste Disposal RB (Madera Disposal Systems)
Series 1998A
0.42%, 10/07/09 (a)(b)	1,800	1,800
Solid Waste Disposal RB (MarBorg Industries)
Series 2000A
0.45%, 10/07/09 (a)(b)	2,720	2,720
Solid Waste Disposal RB (MarBorg Industries)
Series 2002

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.45%, 10/07/09 (a)(b)	3,400	3,400
Solid Waste Disposal RB (MarBorg Industries)
Series 2004A
0.45%, 10/07/09 (a)(b)	4,655	4,655
Solid Waste Disposal RB (Marin Sanitary Service)
Series 2006A
0.60%, 10/07/09 (a)(b)	3,315	3,315
Solid Waste Disposal RB (Mid-Valley Disposal)
Series 2006A
0.50%, 10/07/09 (a)(b)	3,465	3,465
Solid Waste Disposal RB (Mill Valley Refuse Service)
Series 2003A
0.45%, 10/07/09 (a)(b)	1,670	1,670
Solid Waste Disposal RB (Mottra Corp)
Series 2002A
0.50%, 10/07/09 (a)(b)	1,390	1,390
Solid Waste Disposal RB (Napa Recycling & Waste Services)
Series 2005A
0.50%, 10/07/09 (a)(b)	3,715	3,715
Solid Waste Disposal RB (Northern Recycling & Waste Services)
Series 2007A
0.50%, 10/07/09 (a)(b)	3,140	3,140
Solid Waste Disposal RB (Orange Ave Disposal)
Series 2002A
0.45%, 10/07/09 (a)(b)	5,420	5,420
Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill)
Series 2003A
0.45%, 10/07/09 (a)(b)	3,700	3,700
Solid Waste Disposal RB (Rainbow Disposal)
Series 2006A
0.50%, 10/07/09 (a)(b)	8,910	8,910
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2001A
0.45%, 10/07/09 (a)(b)	2,910	2,910
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2007A
0.60%, 10/07/09 (a)(b)	27,600	27,600
Solid Waste Disposal RB (Republic Services)
Series 2003
0.45%, 10/01/09 (a)(b)	24,205	24,205
Solid Waste Disposal RB (Republic Services)
Series 2006
0.45%, 10/01/09 (a)(b)	20,655	20,655
Solid Waste Disposal RB (Sanco Services)
Series 2002A
0.43%, 10/07/09 (a)(b)	5,185	5,185
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
0.60%, 10/07/09 (a)(b)	1,180	1,180
Solid Waste Disposal RB (Solag Disposal)
Series 1997A
0.48%, 10/07/09 (a)(b)	2,135	2,135
Solid Waste Disposal RB (South Tahoe Refuse)
Series 2008A
0.50%, 10/07/09 (a)(b)	5,540	5,540
Solid Waste Disposal RB (Specialty Solid Waste & Recycling)
Series 2001A
0.60%, 10/07/09 (a)(b)	100	100
Solid Waste Disposal RB (Talco Plastics)
Series 1997A
0.47%, 10/07/09 (a)(b)	2,675	2,675

4

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Upper Valley Disposal Service)
Series 2008A
0.50%, 10/07/09 (a)(b)	2,115	2,115
Solid Waste Disposal RB (Valley Vista Services)
Series 2003A
0.60%, 10/07/09 (a)(b)	2,585	2,585
Solid Waste Disposal RB (Valley Vista Services)
Series 2007A
0.60%, 10/07/09 (a)(b)	2,920	2,920
Solid Waste Disposal RB (Vanderham Family Trust — J&D Wilson & Sons Dairy)
Series 2004
0.81%, 10/01/09 (a)(b)	2,500	2,500
Solid Waste Disposal RB (West Valley MRF)
Series 1997A
0.50%, 10/07/09 (a)(b)	1,260	1,260
Solid Waste Disposal RB (Zanker Road Landfill)
Series 1999C
0.60%, 10/07/09 (a)(b)	3,005	3,005
California Public Works Board
Lease Refunding RB (Univ of California)
Series 2007A
0.35%, 10/01/09 (a)(c)(d)	8,880	8,880
0.40%, 10/01/09 (a)(c)(d)	23,490	23,490
Lease Refunding RB (Univ of California)
Series 2007C
0.35%, 10/01/09 (a)(c)(d)	11,205	11,205
California Rural Home Mortgage Finance Auth Homebuyers Fund
S/F Mortgage RB Series 2005A
1.25%, 10/01/09 (a)(c)	27,675	27,675
California School Cash Reserve Program Auth
Sub Bonds 2009-2010 Series A
0.53%, 07/01/10 (b)	10,000	10,147
California State Univ
Systemwide RB Series 2007A
0.95%, 10/01/09 (a)(b)(c)(d)	24,750	24,750
California Statewide Communities Development Auth
COP (International School of the Peninsula)
Series 1999
1.92%, 11/01/09 (b)	7,045	7,148
Health Facility RB (Catholic Healthcare West)
Series 2008F
0.28%, 10/07/09 (a)(b)	40,000	40,000
IDRB (RL Group)
Series 1998C
0.65%, 10/07/09 (a)(b)	1,260	1,260
Insured RB (St. Joseph Health System)
Series 2007D
0.30%, 10/01/09 (a)(c)(d)	47,073	47,073
M/F Housing RB (Agave at Elk Grove Apts)
Series 2003DD
0.40%, 10/01/09 (a)(b)	14,800	14,800
M/F Housing RB (Bay Vista at MeadowPark Apts)
Series 2003NN1
0.38%, 10/01/09 (a)(b)	5,400	5,400
M/F Housing RB (Campus Pointe Apts)
Series 2008J

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.46%, 10/01/09 (a)(b)	7,550	7,550
M/F Housing RB (Charter Court Apts)
Series 2008L
0.44%, 10/01/09 (a)(b)	11,400	11,400
M/F Housing RB (Claremont Villas)
Series 2009A
0.38%, 10/01/09 (a)(b)	6,785	6,785
M/F Housing RB (Creekside at MeadowPark Apts)
Series 2002HH
0.41%, 10/01/09 (a)(b)	9,495	9,495
M/F Housing RB (Cypress Villa Apts)
Series 2000F
0.43%, 10/01/09 (a)(b)	4,725	4,725
M/F Housing RB (Dublin Ranch Sr Apts)
Series 2003OO
0.38%, 10/01/09 (a)(b)	15,090	15,090
M/F Housing RB (Dublin Ranch Sr Apts)
Series 2006G
0.41%, 10/01/09 (a)(b)	5,010	5,010
M/F Housing RB (Emerald Gardens Apts)
Series 2000E
0.41%, 10/01/09 (a)(b)	7,320	7,320
M/F Housing RB (Fairway Family Apts)
Series 2003PP
0.38%, 10/01/09 (a)(b)	30,000	30,000
M/F Housing RB (Fairway Family Apts)
Series 2006H
0.41%, 10/01/09 (a)(b)	7,000	7,000
M/F Housing RB (Heritage Oaks Apts)
Series 2004YY
0.41%, 10/01/09 (a)(b)	6,900	6,900
M/F Housing RB (Heritage Park Apts)
Series 2008C
0.38%, 10/01/09 (a)(b)	9,000	9,000
M/F Housing RB (Kimberly Woods Apts)
Series 1995B
0.33%, 10/07/09 (a)(b)	13,400	13,400
M/F Housing RB (Las Flores Village Apts)
Series 2004JJ
1.00%, 10/01/09 (a)(b)	13,500	13,500
M/F Housing RB (Laurel Park Sr Apts)
Series 2002H
0.45%, 10/01/09 (a)(b)	5,500	5,500
M/F Housing RB (Los Padres Apts)
Series 2003E
0.40%, 10/01/09 (a)(b)	10,750	10,750
M/F Housing RB (Marlin Cove Apts)
Series 2000V
0.38%, 10/01/09 (a)(b)	6,000	6,000
M/F Housing RB (Martin Luther Tower)
Series 2005D
0.41%, 10/01/09 (a)(b)	7,950	7,950
M/F Housing RB (Oak Center Towers)
Series 2005L
0.43%, 10/01/09 (a)(b)	3,820	3,820
M/F Housing RB (Oakmont of Concord)
Series 2002Q
0.38%, 10/01/09 (a)(b)	25,000	25,000
M/F Housing RB (Park David Sr Apts)
Series 1999D
0.41%, 10/01/09 (a)(b)	8,220	8,220

5

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Plaza Club Apts)
Series 1997A
0.44%, 10/01/09 (a)(b)	14,790	14,790
M/F Housing RB (Rancho Santa Fe Village Apts)
Series 2004EE
0.27%, 10/01/09 (a)(b)	12,300	12,300
M/F Housing RB (Sagewood at Stonebridge Estates)
Series 2005CC
0.41%, 10/01/09 (a)(b)	9,100	9,100
M/F Housing RB (Sharps & Flats Apts)
Series 2002X
0.40%, 10/01/09 (a)(b)	14,000	14,000
M/F Housing RB (The Belmont)
Series 2005F
0.39%, 10/01/09 (a)(b)	10,500	10,500
M/F Housing RB (Valley Palms Apts)
Series 2002C
0.38%, 10/01/09 (a)(b)	12,000	12,000
M/F Housing RB (Villas at Hamilton Apts)
Series 2001HH
0.40%, 10/01/09 (a)(b)	11,440	11,440
M/F Housing RB (Wilshire Court Apts)
Series 2004AAA
0.39%, 10/01/09 (a)(b)	15,000	15,000
M/F Housing RB (Woodsong Apts)
Series 1997B
0.27%, 10/01/09 (a)(b)	3,127	3,127
M/F Housing RB (Wyndover Apts)
Series 2004LL
0.39%, 10/01/09 (a)(b)	6,585	6,585
M/F Housing Refunding RB (Arbor Ridge Apts)
Series 2008B
0.44%, 10/01/09 (a)(b)	9,500	9,500
M/F Housing Refunding RB (Brandon Place Apts)
Series 2006D
0.41%, 10/01/09 (a)(b)	6,070	6,070
M/F Housing Refunding RB (Corporate Fund for Housing/Five Seasons Multiple Facilities)
Series 1999A
1.23%, 12/01/09 (b)	8,900	9,244
M/F Housing Refunding RB (Crystal View Apts)
Series 2004A
0.38%, 10/01/09 (a)(b)	7,075	7,075
M/F Housing Refunding RB (Irvine Apt Communities)
Series 2008C2 & 2008C3
0.50%, 10/01/09 (a)(b)(c)(d)	40,000	40,000
RB (Center for Early Education)
Series 2001
0.47%, 10/01/09 (a)(b)	4,100	4,100
RB (Culinary Institute of America)
Series 2008
0.55%, 10/01/09 (a)(b)	3,000	3,000
RB (Kaiser Permanente)
Series 2004K
0.43%, 11/20/09	14,000	14,000
0.38%, 11/23/09	22,000	22,000
0.43%, 03/04/10	20,400	20,400
0.40%, 03/11/10	21,000	21,000
0.45%, 03/11/10	1,500	1,500
RB (Kaiser Permanente)
Series 2006B
0.38%, 10/01/09 (a)(b)(c)(d)	5,390	5,390

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Kaiser Permanente)
Series 2006D
0.43%, 11/20/09	21,500	21,500
RB (Kaiser Permanente)
Series 2008B
0.40%, 11/23/09	62,500	62,500
0.40%, 03/11/10	45,000	45,000
0.45%, 03/11/10	3,000	3,000
RB (Kaiser Permanente)
Series 2008C
1.84%, 04/01/10	58,865	59,609
RB (Kaiser Permanente)
Series 2009B6
0.45%, 02/03/10	30,000	30,000
RB (Painted Turtle)
Series 2003
0.47%, 10/01/09 (a)(b)	10,000	10,000
RB (Robert Louis Stevenson School)
Series 2001
0.35%, 10/01/09 (a)(b)	13,000	13,000
RB (Univ Retirement Community at Davis)
Series 2008
0.27%, 10/01/09 (a)(b)	12,815	12,815
TRAN Program Note Participations (Monterey Cnty)
Series 2009A3
0.42%, 06/30/10	17,500	17,705
TRAN Program Note Participations (Riverside Cnty)
Series 2009A4
0.85%, 06/30/10	47,000	47,399
Campbell Union SD
TRAN 2009
0.48%, 10/06/10 (f)	4,500	4,568
Carlsbad
M/F Housing Refunding RB (Santa Fe Ranch Apts) Series 1993A
0.24%, 10/01/09 (a)(b)	14,600	14,600
Central California Joint Powers Health Financing Auth
COP (Community Hospitals of Central California) Series 2000
0.95%, 02/01/10 (b)	375	385
1.00%, 02/01/10 (b)	5,000	5,133
Clovis USD
GO Bonds
Series B
0.32%, 10/01/09 (a)(b)(c)(d)	9,795	9,795
GO Refunding Bonds
Series 2008
0.53%, 08/01/10	6,000	6,068
Coast Community College District
GO Bonds
Series 2006B
0.32%, 10/01/09 (a)(c)(d)	4,435	4,435
0.45%, 10/01/09 (a)(c)(d)	12,095	12,095
0.55%, 10/01/09 (c)(d)	17,605	17,605
GO Bonds
Series 2006C
0.32%, 10/01/09 (a)(c)(d)	15,600	15,600
Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre)
Series 2006A
0.41%, 10/01/09 (a)(b)	25,000	25,000
M/F Housing Refunding RB (Park Regency)

6

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2003F
0.30%, 10/01/09 (a)(b)	10,800	10,800
M/F Mortgage RB (El Cerrito Royale)
Series 1987A
0.50%, 10/01/09 (a)(b)	2,480	2,480
Contra Costa Transportation Auth
Sales Tax Revenue Notes (Limited Tax) Series 2009
0.50%, 10/01/10	28,000	28,557
Contra Costa Water District
CP Notes
Series A
0.37%, 10/06/09 (c)	9,000	9,000
0.38%, 10/06/09 (c)	10,000	10,000
0.33%, 12/10/09 (c)	18,500	18,500
Water Refunding RB
Series K
0.38%, 10/01/09 (a)(c)(d)	2,725	2,725
Desert Community College District
GO Bonds Series 2007C
0.38%, 10/01/09 (a)(c)(d)	54,450	54,450
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center) Series 2002A
0.40%, 10/07/09 (a)(b)	3,650	3,650
Dry Creek/Grant Joint Union SD
GO Bonds Series 2008
0.42%, 10/01/09 (a)(b)(c)(d)	6,421	6,421
East Bay Municipal Utility District
Extendible CP (Wastewater Series) Notes
0.50%, 10/06/09	2,000	2,000
0.45%, 12/03/09	9,400	9,400
Extendible CP (Water Series) Notes
0.30%, 10/19/09	16,700	16,700
0.40%, 11/05/09	17,000	17,000
0.35%, 11/10/09	10,000	10,000
0.39%, 12/11/09	19,000	19,000
Wastewater System Sub Refunding RB
Series 2008C
0.25%, 10/07/09 (a)(c)	3,000	3,000
Water System Sub RB
Series 2005A
0.36%, 10/01/09 (a)(c)(d)	6,675	6,675
Water System Sub RB
Series 2007A
0.36%, 10/01/09 (a)(c)(d)(g)	66,000	66,000
0.36%, 10/01/09 (a)(c)(d)	11,575	11,575
Water System Sub Refunding RB
Series 2008A1
0.25%, 10/07/09 (a)(c)	24,650	24,650
Water System Sub Refunding RB
Series 2009A1
0.40%, 10/01/09 (a)	49,210	49,210
Water System Sub Refunding RB
Series 2009A2
0.40%, 10/01/09 (a)	44,310	44,310

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Eastern Municipal Water District
Water & Sewer Revenue COP Series 2008A
0.27%, 10/07/09 (a)(c)	4,900	4,900
El Cajon Redevelopment Agency
M/F Housing RB (Park-Mollison & Madison Apts) Series 1998
0.44%, 10/01/09 (a)(b)	4,600	4,600
El Camino Hospital District
GO Bonds
Series 2006
0.32%, 10/01/09 (a)(b)(c)(d)	8,610	8,610
0.32%, 10/01/09 (a)(b)(c)(d)	3,365	3,365
Elsinore Valley Municipal Water District
COP
Series 2007A
0.27%, 10/01/09 (a)(b)(c)(d)	25,980	25,980
Refunding COP
Series 2008A
0.42%, 10/01/09 (a)(b)	15,670	15,670
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A
3.16%, 10/01/09 (a)(b)(g)	56,715	56,715
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A
0.41%, 10/01/09 (a)(b)	6,900	6,900
Fontana USD
GO Bonds Series B
0.85%, 10/01/09 (a)(b)(c)(d)	3,330	3,330
Foothill-DeAnza Community College District
GO Bonds
Series A
0.32%, 10/01/09 (a)(c)(d)	8,032	8,032
GO Bonds
Series B
0.32%, 10/01/09 (a)(c)(d)	12,670	12,670
GO Bonds
Series C
0.35%, 10/01/09 (a)(c)(d)	18,545	18,545
Foothill-Eastern Transportation Corridor Agency
Toll Road RB Series 1995A
0.44%, 01/01/10 (b)	7,500	7,604
Fremont Union High SD
TRAN 2009
0.48%, 10/06/10 (f)	11,500	11,673
Fresno Cnty
TRAN 2009-2010
0.45%, 06/30/10	19,000	19,219
Fresno IDA
IDRB (Keiser Corp) Series 1997
0.62%, 10/07/09 (a)(b)	965	965
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2005A
0.30%, 10/01/09 (a)(b)(c)(d)	25,710	25,710
0.32%, 10/01/09 (a)(b)(c)(d)	6,980	6,980

7

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.33%, 10/01/09 (a)(b)(c)(d)	15,200	15,200
0.60%, 10/01/09 (a)(b)(c)(d)	23,065	23,065
Golden West Schools Financing Auth
GO RB (Beverly Hills USD) Series 2005
1.26%, 10/01/09 (a)(c)(d)	17,480	17,480
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A
0.27%, 10/01/09 (a)(b)	13,915	13,915
Hayward Housing Auth
M/F Housing RB (Timbers Apts) Series 1998A
0.44%, 10/01/09 (a)(b)	2,200	2,200
Hemet USD
COP Series 2006
0.31%, 10/01/09 (a)(b)	6,000	6,000
Hercules Public Financing Auth
Lease RB Series 2003A
0.47%, 10/01/09 (a)(b)	6,630	6,630
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A
0.44%, 10/01/09 (a)(b)	9,500	9,500
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A
0.44%, 10/01/09 (a)(b)	4,600	4,600
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 05-21) Series A
0.33%, 10/01/09 (a)(b)	4,700	4,700
Irvine Ranch Water District
Consolidated Bonds
Series 2009A
0.28%, 10/01/09 (a)(b)	11,300	11,300
COP (1986 Capital Improvement Project)
0.33%, 10/01/09 (a)(b)	1,500	1,500
Kern Community College Safety, Repair & Improvement District
GO Bonds Series 2006
0.32%, 10/01/09 (a)(b)(c)(d)	17,130	17,130
Loma Linda
RB (Loma Linda Univ Medical Center) Series 2007B2
0.38%, 10/01/09 (a)(b)	2,300	2,300
Long Beach
RB (Memorial Health Services)
Series 1991
0.35%, 10/07/09 (a)	4,000	4,000
Sub Airport Revenue CP Notes
Series A&B
0.35%, 12/03/09 (b)	7,600	7,600
TRAN 2009-2010
0.48%, 09/30/10 (f)	15,000	15,301
Long Beach Harbor Dept
CP
Series A
1.05%, 10/01/09 (c)	31,400	31,400

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB
Series 2000A
0.53%, 05/15/10	2,000	2,061
Los Altos SD
TRAN 2009
0.48%, 10/06/10 (f)	7,500	7,613
Los Angeles
COP (Loyola High School)
Series 2005A
0.47%, 10/01/09 (a)(b)	8,680	8,680
COP (Windward School)
Series 2007A
0.47%, 10/01/09 (a)(b)	17,075	17,075
M/F Housing RB (Beverly Park Apts)
Series 1988A
0.38%, 10/01/09 (a)(b)	15,500	15,500
M/F Housing RB (Fountain Park)
Series 1999P
0.28%, 10/01/09 (a)(b)	9,800	9,800
M/F Housing RB (Fountain Park)
Series 2000B
0.35%, 10/01/09 (a)(b)	16,200	16,200
M/F Housing Refunding RB (Tri-City)
Series 2001I
0.40%, 10/01/09 (a)(b)	1,800	1,800
TRAN 2009
0.41%, 02/26/10	20,000	20,168
Wastewater System Refunding RB
Series 2002A
1.27%, 10/01/09 (a)(c)(d)	7,685	7,685
3.00%, 10/01/09 (a)(c)(d)	16,445	16,445
Wastewater System Refunding RB
Series 2003A
0.38%, 10/01/09 (a)(c)(d)	9,620	9,620
Wastewater System Refunding RB
Series 2005A
0.45%, 10/01/09 (a)(c)(d)	5,725	5,725
Wastewater System Refunding RB
Series 2009A
0.30%, 10/01/09 (a)(c)(d)	7,500	7,500
Los Angeles Cnty
TRAN 2009-2010 Series A
0.80%, 06/30/10	83,000	84,043
Los Angeles Cnty Housing Auth
M/F Housing RB (Castaic Sr Apts) Series 2003C
0.41%, 10/01/09 (a)(b)	9,300	9,300
Los Angeles Cnty Metropolitan Transportation Auth
Second Sr Sales Tax RB
Series 2004A
0.42%, 10/01/09 (a)(c)(d)	38,665	38,665
Second Sub Sales Tax Revenue CP
Series A
0.80%, 10/01/09 (b)	45,693	45,693
0.85%, 10/01/09 (b)	15,037	15,037
Sub Sales Tax Revenue CP Notes
Series ATE
0.40%, 11/03/09 (b)	22,000	22,000

8

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Los Angeles Cnty Sanitation Districts Financing Auth
RB Series 2005B
0.38%, 10/01/09 (a)(b)(c)(d)	15,670	15,670
Los Angeles Community College District
GO Bonds
Series 2006E
0.40%, 10/01/09 (a)(c)(d)	4,785	4,785
GO Bonds
Series 2007A
0.36%, 10/01/09 (a)(c)(d)	5,290	5,290
GO Bonds
Series 2008E1
0.30%, 10/01/09 (a)(c)(d)	11,250	11,250
GO Bonds
Series 2008F1
0.30%, 10/01/09 (a)(c)(d)	11,160	11,160
GO Bonds
Series 2009A
0.36%, 10/01/09 (a)(c)(d)	19,110	19,110
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building)
Series 2001A
0.44%, 10/01/09 (a)(b)	3,455	3,455
M/F Housing Refunding RB (Promenade Towers)
Series 2000
0.27%, 10/01/09 (a)(b)	2,375	2,375
Los Angeles Dept of Airports
Airport Sr RB
Series 2008A
0.35%, 10/01/09 (a)(c)(d)	12,360	12,360
0.35%, 10/01/09 (a)(c)(d)	5,525	5,525
0.43%, 10/01/09 (a)(c)(d)	11,320	11,320
0.43%, 10/01/09 (a)(c)(d)	7,975	7,975
CP Notes (Los Angeles International Airport)
Series A&B
0.26%, 10/20/09 (b)	25,000	25,000
0.30%, 10/20/09 (b)	7,500	7,500
Los Angeles Dept of Water & Power
Power System RB
Series 2001A1
0.38%, 10/01/09 (a)(c)(d)	24,750	24,750
Power System RB
Series 2002A6
0.32%, 10/01/09 (a)(c)	2,000	2,000
Power System RB
Series 2005A1
0.38%, 10/01/09 (a)(c)(d)	5,000	5,000
Power System RB
Series 2005A2
0.30%, 10/01/09 (a)(c)(d)	15,930	15,930
Power System Revenue CP Notes
0.33%, 12/03/09 (c)	47,500	47,500
0.32%, 12/09/09 (c)	33,000	33,000
Water System RB
Series 2001A
0.36%, 10/01/09 (a)(c)(d)	7,050	7,050
Water System RB
Series 2006A2
0.38%, 10/01/09 (a)(c)(d)	24,700	24,700
Water System RB

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2009A
0.30%, 10/01/09 (a)(c)(d)	4,445	4,445
Water Works RB
Series 1999
0.63%, 10/15/09 (b)	18,870	19,098
0.63%, 10/15/09 (b)	12,940	13,097
Los Angeles Harbor
RB
Series 2006D
0.35%, 10/01/09 (a)(c)(d)	7,390	7,390
RB
Series 2009B
0.30%, 10/01/09 (a)(c)(d)	6,095	6,095
0.30%, 10/01/09 (a)(c)(d)	4,100	4,100
Refunding RB
Series 2006B
0.44%, 10/01/09 (a)(c)(d)	3,060	3,060
1.42%, 10/01/09 (a)(c)(d)	13,555	13,555
Los Angeles IDA
Empowerment Zone Facility RB (Green Farms)
Series 2003
0.75%, 10/01/09 (a)(b)	2,880	2,880
IDRB (KH Enerprises)
Series 2008
0.52%, 10/07/09 (a)(b)	1,755	1,755
RB (AAA Packing & Shipping)
Series 2000
0.35%, 10/01/09 (a)(b)	3,000	3,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1
0.38%, 03/10/10 (b)	5,500	5,500
Los Angeles USD
GO Bonds
Series 2004H
0.38%, 10/01/09 (a)(c)(d)	24,750	24,750
GO Bonds
Series 2006F
0.27%, 10/01/09 (a)(b)(c)(d)	25,990	25,990
GO Bonds
Series 2007B & GO Refunding Bonds Series 2007B
0.43%, 10/01/09 (a)(c)(d)	7,290	7,290
GO Bonds
Series 2007C
0.32%, 10/01/09 (a)(c)(d)	8,250	8,250
GO Bonds
Series 2007H
0.36%, 10/01/09 (a)(b)(c)(d)	5,000	5,000
GO Bonds
Series 2009D
0.63%, 01/01/10	1,800	1,808
GO Bonds
Series 2009D & GO Bonds Series 2009I
0.36%, 10/01/09 (a)(c)(d)	6,955	6,955
GO Bonds
Series 2009F
0.32%, 10/01/09 (a)(c)(d)	6,565	6,565
0.63%, 01/01/10	1,035	1,040
GO Bonds
Series 2009I
0.30%, 10/01/09 (a)(c)(d)	6,920	6,920

9

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.63%, 01/01/10	3,750	3,768
GO Refunding Bonds
Series 2007A2
0.65%, 12/10/09 (c)(d)	11,810	11,810
TRAN 2009-2010
Series A
0.62%, 08/12/10	123,000	124,455
Madera Cnty
Lease RB (Madera Municipal Golf Course Refinancing) Series 1993
0.40%, 10/01/09 (a)(b)	2,465	2,465
Madera/West Contra Costa/Santa Ana USDs & Tulare Joint/San Mateo Union High SDs
GO Bonds Series 2005
0.42%, 10/01/09 (a)(b)(c)(d)	14,735	14,735
Mountain View/Los Altos Union High SD
TRAN 2009
0.40%, 06/30/10	5,000	5,078
Mt. Diablo USD
TRAN 2008
1.24%, 11/20/09	14,000	14,029
Murrieta Valley USD
COP 2009
0.86%, 05/03/10 (b)	53,000	53,339
Napa Valley Community College District
GO Bonds Series B
0.32%, 10/01/09 (a)(b)(c)(d)	5,180	5,180
Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008D
0.28%, 10/07/09 (a)(b)	26,300	26,300
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008E
0.28%, 10/07/09 (a)(b)	9,950	9,950
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008F
0.28%, 10/07/09 (a)(b)	52,400	52,400
Newport-Mesa USD
GO Bonds Series 2007
0.32%, 10/01/09 (a)(c)(d)	31,425	31,425
Norwalk-La Mirada USD
COP (2006 School Facility)
1.90%, 10/01/09 (a)(b)(c)	4,100	4,100
Oakland
GO Bonds (Measure DD)
Series 2009B
0.30%, 10/01/09 (a)(b)(c)(d)	10,110	10,110
RB (1800 Harrison Foundation)
Series 1999A
1.08%, 01/01/10 (b)	13,825	13,995
RB (1800 Harrison Foundation)
Series 1999B
1.10%, 01/01/10 (b)	13,470	13,635
Oceanside
M/F Mortgage RB (Riverview Springs Apts) Series 1990A
0.44%, 10/01/09 (a)(b)	13,370	13,370
Ontario Housing Auth
M/F Housing RB (Parc Vista)

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2006B
0.44%, 10/01/09 (a)(b)	6,960	6,960
M/F Housing RB (Terrace View)
Series 2006A
0.44%, 10/01/09 (a)(b)	6,240	6,240
Orange Cnty
Apt Development Refunding RB (Villa La Paz)
Series 1998F
0.27%, 10/01/09 (a)(b)	5,265	5,265
COP (Florence Crittenton Services)
Series 1990
0.23%, 10/07/09 (a)(b)	3,500	3,500
TRAN 2009-2010
Series A
0.40%, 06/30/10	50,000	50,594
Orange Cnty Housing Auth
Apt Development RB (Lantern Pines) Series 1985CC
0.34%, 10/07/09 (a)(b)	7,110	7,110
Orange Cnty Sanitation District
COP
Series 2003
0.32%, 10/01/09 (a)(c)(d)	3,595	3,595
COP
Series 2007B
0.38%, 10/01/09 (a)(c)(d)	6,970	6,970
Refunding COP
Series 2008C
0.98%, 12/10/09	17,000	17,049
Oxnard Financing Auth
Lease RB
Series 2003B
0.32%, 10/01/09 (a)(b)	6,320	6,320
Lease RB (Civic Center Phase 2)
Series 2006
0.32%, 10/01/09 (a)(b)	11,520	11,520
Wastewater RB
Series 2004B
0.32%, 10/01/09 (a)(b)	11,565	11,565
Water Revenue Project Bonds
Series 2006
0.60%, 10/01/09 (b)(c)(d)	20,665	20,665
Palomar Pomerado Health
GO Bonds
Series 2007A
0.32%, 10/01/09 (a)(b)(c)(d)	11,595	11,595
0.32%, 10/01/09 (a)(b)(c)(d)	10,635	10,635
Peralto Community College District
GO Bonds Series 2009C
0.55%, 02/01/10 (b)(c)(d)	8,150	8,150
Petaluma Community Development Commission
M/F Housing RB (Oakmont) Series 1996A
0.50%, 10/01/09 (a)(b)	3,050	3,050
Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A
0.75%, 10/01/09 (a)(b)	4,959	4,959

10

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007
0.65%, 12/10/09 (b)(c)(d)	12,555	12,555
Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A
0.40%, 10/01/09 (a)(b)	13,360	13,360
Port of Oakland
CP
Series D
0.40%, 10/27/09 (b)	6,000	6,000
0.38%, 11/06/09 (b)	45,400	45,400
Rancho Water District Financing Auth
Refunding RB Series 2008B
0.21%, 10/07/09 (a)(b)	4,500	4,500
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A
0.44%, 10/01/09 (a)(b)	10,890	10,890
Riverside
Electric RB
Series 2008D
0.30%, 10/01/09 (a)(c)(d)	3,300	3,300
Electric Refunding RB
Series 2008A
0.24%, 10/07/09 (a)(b)	9,515	9,515
Refunding COP (Riverside Renaissance)
Series 2008
0.30%, 10/01/09 (a)(b)	17,100	17,100
Riverside Cnty
COP Type One
Series B
0.25%, 10/07/09 (a)(b)	8,800	8,800
S/F Mortgage RB
Series 1989A
1.42%, 10/01/09 (a)(b)(c)(d)	6,870	6,870
Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts) Series 1989C
0.44%, 10/01/09 (a)(b)	9,000	9,000
Riverside Cnty Transportation Commission
CP Notes (Limited Tax Bonds)
0.38%, 10/22/09 (b)	28,000	28,000
0.42%, 01/05/10 (b)	27,000	27,000
0.42%, 01/20/10 (b)	10,000	10,000
Riverside Community College District
GO Bonds
Series 2007C
0.38%, 10/01/09 (a)(c)(d)	8,600	8,600
0.50%, 10/07/09 (a)(c)(d)	5,940	5,940
Sacramento Cnty
COP
Series 2007
0.55%, 03/11/10 (b)(c)(d)	21,240	21,240
M/F Housing RB (Ashford Heights Apts)
Series 2006H
0.39%, 10/01/09 (a)(b)	21,850	21,850
Special Facilities Airport RB (Cessna Aircraft)
Series 1998

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.45%, 10/01/09 (a)(b)	8,800	8,800
Sacramento Cnty Housing Auth
M/F Housing RB (Hastings Park Apts)
Series 2004G
0.39%, 10/01/09 (a)(b)	16,500	16,500
M/F Housing RB (Logan Park Apts)
Series 2007E
0.44%, 10/01/09 (a)(b)	24,000	24,000
M/F Housing Refunding RB (Chesapeake Commons Apts)
Series 2001C
0.44%, 10/01/09 (a)(b)	33,000	33,000
Sacramento Cnty Sanitation District Financing Auth
RB
Series 2005
0.45%, 10/01/09 (a)(c)(d)	3,325	3,325
Refunding RB
Series 2007B
0.32%, 10/01/09 (a)(c)(d)	50,800	50,800
0.38%, 10/01/09 (a)(b)(c)(d)	7,800	7,800
Sacramento Finance Auth
Refunding RB (Master Lease Program) Series 2006E
0.39%, 10/01/09 (a)(b)(c)(d)	15,540	15,540
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G
0.39%, 10/01/09 (a)(b)	17,200	17,200
M/F Housing RB (Carlton Plaza Sr Apts)
Series 2003E
0.44%, 10/01/09 (a)(b)	14,000	14,000
M/F Housing RB (Hurley Creek Sr Apts)
Series 2006E
0.40%, 10/01/09 (a)(b)	10,265	10,265
M/F Housing RB (St. Anton Building Apts)
Series 2003I
0.41%, 10/01/09 (a)(b)	8,000	8,000
M/F Housing RB (Valencia Point Apts)
Series 2006I
0.40%, 10/01/09 (a)(b)	5,150	5,150
Sacramento Municipal Utility District
CP
Series J
0.35%, 12/08/09 (b)	6,500	6,500
Electric Refunding RB
Series 2008U
0.95%, 10/01/09 (a)(b)(c)(d)	15,500	15,500
Sacramento Suburban Water District
Refunding Revenue COP Series 2009A
0.28%, 10/07/09 (a)(b)	6,000	6,000
Sacramento Transportation Auth
Revenue Notes (Measure A Tax Sales) Series 2007A
0.45%, 10/01/09	13,000	13,000
San Bernardino Cnty
TRAN 2009-2010 Series A
0.40%, 06/30/10	29,000	29,344
San Bernardino Community College District
GO Bonds Series B
0.30%, 10/01/09 (a)(c)(d)	37,425	37,425

11

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Diego
TRAN 2009-2010
Series B
0.52%, 01/29/10	10,000	10,048
TRAN 2009-2010
Series C
0.54%, 04/30/10	9,635	9,716
San Diego Cnty
COP (San Diego Jewish Academy)
0.60%, 10/01/09 (a)(b)	8,825	8,825
San Diego Cnty & SDs Pool Program
TRAN Series 2009A
0.37%, 06/30/10	34,000	34,407
San Diego Cnty Regional Airport Auth
Airport Refunding RB
Series 2005
0.35%, 10/01/09 (a)(b)(c)(d)	1,190	1,190
Sub Revenue CP Notes
Series A&B
0.45%, 10/07/09 (b)	15,000	15,000
0.52%, 12/03/09 (b)	22,254	22,254
0.40%, 01/14/10 (b)	18,500	18,500
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Notes (Limited Tax Bonds) Series B
0.53%, 10/05/09 (c)	15,763	15,763
San Diego Cnty Water Auth
CP
Series 2006-2
0.30%, 11/09/09 (c)	14,500	14,500
0.38%, 11/23/09 (c)	10,500	10,500
0.28%, 12/07/09 (c)	50,000	50,000
0.35%, 12/08/09 (c)	19,500	19,500
0.36%, 03/11/10 (c)	14,000	14,000
CP
Series 2006-3
0.65%, 10/01/09 (c)	3,250	3,250
Water Revenue COP
Series 2004A
0.40%, 10/01/09 (a)(c)(d)	8,710	8,710
Water Revenue COP
Series 2008A
0.30%, 10/01/09 (a)(c)(d)	16,890	16,890
0.38%, 10/01/09 (a)(c)(d)	23,680	23,680
0.40%, 10/01/09 (a)(c)(d)	1,600	1,600
San Diego Housing Auth
M/F Housing RB (Bay Vista Apts)
Series 2008A
0.39%, 10/01/09 (a)(b)	4,800	4,800
M/F Housing RB (Hillside Garden Apts)
Series 2004B
0.38%, 10/01/09 (a)(b)	9,000	9,000
M/F Housing RB (Villa Nueva Apts)
Series 2007F
0.38%, 10/01/09 (a)(b)	34,100	34,100
M/F Mortgage Refunding RB (Creekside Villa Apts)
Series 1999B
0.44%, 10/01/09 (a)(b)	6,000	6,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Diego Public Facilities Financing Auth
Water RB Series 2009B
0.30%, 10/01/09 (a)(c)(d)	18,260	18,260
San Diego USD
TRAN 2009-2010 Series A
0.52%, 07/08/10	18,000	18,203
San Francisco
GO Bonds
Series 2009A
0.30%, 10/01/09 (a)(c)(d)(g)	35,905	35,905
GO Refunding Bonds
Series 2008R1
0.55%, 06/15/10	4,000	4,125
GO Refunding Bonds
Series 2008R3
0.45%, 10/01/09 (a)(c)(d)	3,000	3,000
M/F Housing RB (Carter Terrace Apts)
Series 2002B
0.50%, 10/01/09 (a)(b)	740	740
M/F Housing Refunding RB (City Heights Apts)
Series 1997A
0.33%, 10/07/09 (a)(b)	20,800	20,800
San Francisco Airport Commission
Refunding RB Second
Series 34E
0.35%, 10/01/09 (a)(b)(c)(d)	5,120	5,120
Revenue Notes Second
Series 2008A1
0.95%, 05/01/10	2,000	2,044
1.72%, 05/01/10	10,000	10,221
1.75%, 05/01/10	6,625	6,771
Revenue Notes Second
Series 2008A2
1.72%, 05/01/10	13,000	13,356
Revenue Notes Second
Series 2008B
1.50%, 12/01/09	17,640	17,684
Sub CP Notes
Series A
0.33%, 10/05/09 (b)	10,430	10,430
0.33%, 10/06/09 (b)	9,000	9,000
0.37%, 10/06/09 (b)	28,425	28,425
Sub CP Notes
Series B
0.39%, 10/06/09 (b)	24,500	24,500
San Francisco Bay Area Rapid Transit District
GO Bonds
Series 2007B
0.30%, 10/01/09 (a)(c)(d)	15,935	15,935
0.36%, 10/01/09 (a)(c)(d)	9,900	9,900
0.36%, 10/01/09 (a)(c)(d)	11,285	11,285
Sales Tax Refunding RB
Series 2005A
0.45%, 10/01/09 (a)(c)(d)	13,400	13,400
Sales Tax Refunding RB
Series 2006A
0.40%, 10/01/09 (a)(c)(d)	6,125	6,125

12

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Francisco Cnty Transportation Auth
CP Series A&B
0.45%, 10/15/09 (c)	7,500	7,500
San Francisco Finance Corp
Lease Refunding RB (Moscone Center)
Series 2008-2
0.28%, 10/01/09 (a)(b)	8,750	8,750
Lease Refunding RB (Moscone Center)
Series 2008-1
0.28%, 10/01/09 (a)(b)	11,700	11,700
San Francisco Public Utilities Commission
Wastewater CP
0.40%, 11/05/09 (b)	5,000	5,000
0.42%, 12/08/09 (b)	2,500	2,500
Water CP
0.45%, 10/30/09 (b)	39,500	39,500
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission)
Series 1999C
0.30%, 10/07/09 (a)(b)(g)	54,700	54,700
M/F Housing RB (Bayside Village)
Series 1985A
0.28%, 10/07/09 (a)(b)	21,000	21,000
M/F Housing RB (Derek Silva Community)
Series 2002D
0.50%, 10/01/09 (a)(b)	2,445	2,445
M/F Housing Refunding RB (Fillmore Center)
Series 1992A1
0.28%, 10/07/09 (a)(b)	11,900	11,900
M/F Housing Refunding RB (Fillmore Center)
Series 1992A2
0.38%, 10/07/09 (a)(b)	3,750	3,750
San Francisco USD
2008 TRAN
0.98%, 11/25/09	10,000	10,031
San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007
0.55%, 03/10/10 (b)(c)(d)	41,005	41,005
San Jose
Airport RB
Series 2007A
0.35%, 10/01/09 (a)(b)(c)(d)	43,935	43,935
GO Bonds
Series 2008
0.50%, 10/01/09 (a)(c)(d)	5,440	5,440
M/F Housing RB (Almaden Family Apts)
Series 2003D
0.39%, 10/01/09 (a)(b)	4,000	4,000
M/F Housing RB (Almaden Lake Village Apts)
Series 1997A
0.44%, 10/01/09 (a)(b)	25,000	25,000
M/F Housing RB (Raintree Apts)
Series 2005A
0.50%, 10/01/09 (a)(b)	10,100	10,100
M/F Housing RB (Siena at Renaissance Square Apts)
Series 1996A
0.38%, 10/01/09 (a)(b)	10,500	10,500
Sub CP Notes
Series A&B

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.10%, 10/01/09 (b)	86,193	86,193
1.20%, 10/01/09 (b)	24,293	24,293
San Jose Redevelopment Agency
Sub Tax Allocation Bonds
Series 2005C
0.29%, 10/07/09 (a)(b)	7,075	7,075
Sub Tax Allocation Bonds
Series 2005D
0.40%, 10/07/09 (a)(b)	8,700	8,700
San Jose USD
GO Bonds Series 2006C
0.32%, 10/01/09 (a)(c)(d)	10,820	10,820
San Luis Obispo Cnty Finance Auth
RB (Nacimiento Water) Series 2007A
0.30%, 10/01/09 (a)(b)(c)(d)	27,320	27,320
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A
0.27%, 10/01/09 (a)(b)	13,390	13,390
San Mateo Cnty Community College District
GO Bonds
Series 2005B
0.45%, 10/01/09 (c)(d)	9,030	9,030
GO Bonds
Series 2005B & 2006A
0.55%, 10/01/09 (b)(c)(d)	14,365	14,365
GO Bonds
Series 2006B
0.32%, 10/01/09 (a)(c)(d)	32,525	32,525
0.41%, 10/01/09 (a)(c)(d)	9,110	9,110
San Mateo Joint Powers Financing Auth
Lease RB (Public Safety) Series 2007A
0.35%, 10/01/09 (a)(b)	14,750	14,750
Santa Barbara Cnty
TRAN 2009-2010 Series A
0.33%, 06/30/10	25,000	25,403
Santa Clara Cnty
GO Bonds
Series 2009A
0.36%, 10/01/09 (a)(c)(d)(g)	55,260	55,260
TRAN 2009-2010
0.50%, 06/30/10	25,000	25,278
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities) Series 2007K
0.55%, 03/11/10 (b)(c)(d)	47,830	47,830
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C
0.50%, 10/01/09 (a)(b)	9,920	9,920
Santa Cruz Cnty
TRAN 2009-2010
0.50%, 07/08/10	10,000	10,114
Santa Fe Springs IDA
IDRB (Tri-West) Series 1983
0.50%, 10/01/09 (a)(b)	4,000	4,000

13

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Santa Rosa Housing Auth
M/F Housing RB (Quail Run Apts) Series 1997A
0.55%, 10/01/09 (a)(b)	7,490	7,490
Sierra Joint Community College District
GO Bonds Series B
0.32%, 10/01/09 (a)(b)(c)(d)	13,100	13,100
Simi Valley USD
GO Bonds Series 2007C
0.32%, 10/01/09 (a)(b)(c)(d)	7,910	7,910
Sonoma Cnty Jr College District
GO Bonds Series B
0.35%, 10/01/09 (a)(b)(c)(d)	28,110	28,110
South Coast Local Education Agencies
Pooled TRAN Series 2009A
0.49%, 09/29/10	30,000	30,448
Southern California Metropolitan Water District
Water RB
Series 1997B
0.30%, 10/01/09 (a)(c)	300	300
Water RB
Series 2001C1
0.25%, 10/01/09 (a)(c)	1,300	1,300
Water RB
Series 2005C
0.30%, 10/01/09 (a)(c)(d)	8,970	8,970
Water RB
Series 2006A
0.30%, 10/01/09 (a)(c)(d)	13,050	13,050
0.30%, 10/01/09 (a)(c)(d)	2,225	2,225
0.36%, 10/01/09 (a)(c)(d)	54,800	54,800
0.36%, 10/01/09 (a)(c)(d)	5,245	5,245
Water RB
Series 2008A
0.30%, 10/01/09 (a)(c)(d)	7,455	7,455
Water Refunding RB
Series 2009A1
0.40%, 06/01/10 (a)	55,000	55,000
Water Refunding RB
Series 2009A2
0.40%, 06/01/10 (a)	40,000	40,000
Southern California Public Power Auth
Refunding RB (Magnolia Power)
Series 2009 2
0.28%, 10/07/09 (a)(b)	79,200	79,200
Revenue Notes (Canyon Power)
Series 2008A
1.00%, 12/02/09	25,000	25,063
Stockton Public Finance Auth
Lease RB (Building Acquisition Financing) Series 2007A
2.00%, 10/01/09 (a)(b)(c)(g)	31,365	31,365
Univ of California
CP Notes
Series A
0.40%, 11/05/09 (g)	44,000	44,000
General RB
Series 2005C

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.50%, 10/01/09 (a)(c)(d)	7,500	7,500
General RB
Series 2005F
0.32%, 10/01/09 (a)(c)(d)	1,550	1,550
General RB
Series 2007J
0.36%, 10/01/09 (a)(c)(d)	6,505	6,505
0.45%, 10/29/09 (c)(d)	11,635	11,635
General RB
Series 2008L
0.30%, 10/01/09 (a)(c)(d)	4,320	4,320
General RB
Series 2009O
0.30%, 10/01/09 (a)(c)(d)	10,000	10,000
0.30%, 10/01/09 (a)(c)(d)	21,000	21,000
Limited Project RB
Series 2005B
0.38%, 10/01/09 (a)(c)(d)	49,500	49,500
0.38%, 10/01/09 (a)(c)(d)	6,470	6,470
Limited Project RB
Series 2007D
0.38%, 10/01/09 (a)(c)(d)	40,095	40,095
Medical Center Pooled RB
Series 2007C2
0.30%, 10/01/09 (c)(d)(g)	20,615	20,615
Upland USD
GO Bonds Series A
0.32%, 10/01/09 (a)(b)(c)(d)	9,000	9,000
Victor Valley Community College District
GO Bonds
Series 2009C
0.30%, 10/01/09 (a)(c)(d)	6,200	6,200
GO Bonds
Series C
0.30%, 10/01/09 (a)(c)(d)	2,000	2,000
West Contra Costa USD
GO Bonds Series C
0.32%, 10/01/09 (a)(b)(c)(d)	10,545	10,545
West Hills Community College District
COP (2008 Refunding)
0.35%, 10/07/09 (a)(b)	10,000	10,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living) Series 2000A
0.75%, 10/01/09 (a)(b)	6,890	6,890
Whittier
Refunding RB (Whittier College) Series 2008
0.33%, 10/01/09 (a)(b)	33,000	33,000
William S. Hart Union High SD
GO Bonds Series A
0.65%, 02/24/10 (b)(c)(d)(g)	19,755	19,755
Yosemite Community College District
GO Bonds Series 2008C
0.38%, 10/01/09 (a)(b)(c)(d)	2,000	2,000

14

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Yuba USD
TRAN 2008
1.32%, 11/25/09	5,000	5,012

		7,841,662

Puerto Rico 0.2%

Puerto Rico
GO Public Improvement Refunding Bonds Series 2007A2
0.50%, 10/01/09 (a)(b)(c)	735	735
Puerto Rico Aqueduct & Sewer Auth
RB Series A
0.52%, 10/01/09 (a)(b)(c)(d)	3,500	3,500
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.40%, 10/07/09 (a)(b)	4,000	4,000
Transportation Refunding RB
Series N
0.45%, 10/01/09 (a)(b)(c)(d)	4,300	4,300
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB Series 2000A
0.55%, 10/01/09 (a)(b)(c)(d)	715	715

		13,250

Total Municipal Securities (Cost $7,854,912)		7,854,912

Other Investment 0.2% of net assets

Nuveen Insured California Tax-Free Advantage Municipal Fund
Variable Rate Demand Preferred Shares 0.37%, 10/01/09 (a)(b)(d)(e)	17,700	17,700

Total Other Investments (Cost $17,700)		17,700

End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $7,872,612.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,628,670 or 33.5% of net assets.

(e)	Illiquid security. At the period end, the value of these amounted to $17,700 or 0.2% of net assets.

(f)	Delayed-delivery security.

(g)	All or a portion of this security is held as collateral for delayed-delivery securities.
COP — Certificate of participation
CP — Commercial paper
GO — General obligation
HFA — Housing finance agency/authority
IDA — Industrial development agency/authority
IDRB — Industrial development revenue bond
M/F — Multi-family
RB — Revenue bond
SD — School district
S/F — Single-family
TRAN — Tax and revenue anticipation note
USD — Unified school district
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which

15

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities — (a)	$—	$7,854,912	$—	$7,854,912
Other Investments	—	17,700	—	17,700

Total	$—	$7,872,612	$—	$7,872,612

*	The funds had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47704SEP09 — 00

16

The Charles Schwab Family of Funds
Schwab Cash ReservesTM
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

84.4%	Fixed-Rate Obligations	26,053,131	26,053,131
9.0%	Variable-Rate Obligations	2,781,689	2,781,689
6.0%	Other Investments	1,846,090	1,846,090
1.0%	U.S. Government Security	314,837	314,837

100.4%	Total Investments	30,995,747	30,995,747
(0.4)%	Other Assets and Liabilities, Net		(133,766)

100.0%	Net Assets		30,861,981

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 84.4% of net assets

Bank Notes 1.0%

Bank of America, N.A.
0.22%, 10/08/09	9,000	9,000
0.42%, 03/22/10	295,000	295,000

		304,000

Certificates of Deposit 34.5%

Abbey National Treasury Services PLC
0.23%, 10/22/09 (a)	34,000	34,000
0.17%, 11/02/09 (a)	120,000	120,000
Australia & New Zealand Banking Group Ltd.
0.85%, 10/22/09	10,000	10,000
0.22%, 11/16/09	50,000	50,000
0.50%, 12/03/09	121,000	121,000
0.48%, 12/16/09	58,000	58,000
Banco Bilbao Vizcaya Argentaria S.A.
0.30%, 10/27/09	171,000	171,000
0.30%, 10/29/09	17,000	17,000
0.32%, 10/29/09	50,000	50,000
0.30%, 11/04/09	65,000	65,000
0.29%, 12/28/09	40,000	40,002

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Bank of America, N.A.
0.55%, 10/16/09	192,000	192,000
0.61%, 10/21/09	96,000	96,000
0.60%, 10/22/09	129,000	129,000
0.63%, 02/08/10	81,000	81,000
0.63%, 02/09/10	15,000	15,000
0.62%, 02/18/10	216,000	216,000
0.49%, 03/04/10	171,000	171,000
Bank of Ireland
0.60%, 10/09/09	122,000	122,000
Bank of Nova Scotia
0.26%, 10/01/09	14,000	14,000
0.24%, 10/13/09	16,000	16,000
0.31%, 10/19/09	18,000	18,000
0.23%, 10/21/09	100,000	100,000
0.30%, 10/26/09	121,000	121,000
0.17%, 10/29/09	45,000	45,000
0.33%, 03/17/10	150,000	150,000
Bank of the West
0.30%, 12/28/09	89,000	89,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.88%, 12/02/09	12,000	12,000
0.77%, 01/05/10	195,000	195,000
0.67%, 01/11/10	67,000	67,000
0.53%, 02/08/10	13,000	13,000
0.85%, 05/11/10	28,000	28,000
0.82%, 05/12/10	58,000	58,000
0.78%, 05/18/10	55,000	55,000
Barclays Bank PLC
1.05%, 12/10/09	53,000	53,000
0.68%, 02/11/10	15,000	15,000
0.67%, 02/16/10	28,000	28,000
BNP Paribas
0.39%, 10/05/09	81,000	81,000
0.46%, 01/14/10	238,000	238,000
0.45%, 01/15/10	189,000	189,000
0.46%, 01/22/10	72,000	72,000
0.42%, 01/28/10	6,000	6,000
0.42%, 02/01/10	19,000	19,000
0.40%, 02/17/10	8,000	8,000
0.39%, 02/18/10	305,000	305,000
0.38%, 02/19/10	15,000	15,000
0.36%, 03/04/10	125,000	125,000
0.36%, 03/08/10	107,000	107,000
Branch Banking & Trust
0.45%, 10/23/09	22,000	22,000
0.43%, 11/04/09	52,000	52,001
Citibank, N.A.
0.57%, 10/05/09	332,000	332,000
0.55%, 10/09/09	159,000	159,000
0.51%, 10/19/09	20,000	20,000
0.47%, 10/26/09	134,000	134,000
0.37%, 11/10/09	15,000	15,000
0.48%, 03/02/10	7,000	7,000
0.46%, 03/03/10	14,000	14,000
Commonwealth Bank of Australia
0.26%, 10/15/09	102,000	102,000
0.28%, 11/19/09	14,000	14,000

1

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.48%, 01/06/10	75,000	75,000
0.38%, 02/05/10	166,000	166,000
Credit Agricole S.A.
0.50%, 10/08/09	142,000	142,000
0.53%, 10/09/09	8,000	8,000
0.24%, 12/04/09	100,000	100,000
0.24%, 12/10/09	100,000	100,000
0.30%, 12/29/09	109,000	109,000
Deutsche Bank AG
0.30%, 10/29/09	40,000	40,000
0.31%, 11/02/09	106,000	106,000
0.30%, 11/06/09	9,000	9,000
0.36%, 11/20/09	129,000	129,000
DnB NOR Bank ASA
0.30%, 11/17/09	56,000	56,000
0.30%, 12/16/09	103,000	103,000
0.30%, 01/14/10	50,000	50,001
HSBC Bank PLC
0.33%, 03/16/10	14,000	14,000
Intesa Sanpaolo
0.43%, 10/08/09	112,000	112,000
0.46%, 10/13/09	27,000	27,000
0.43%, 10/14/09	7,000	7,000
0.44%, 10/19/09	53,000	53,000
0.44%, 10/23/09	35,000	35,000
0.33%, 03/23/10	60,000	60,000
Lloyds TSB Bank PLC
0.69%, 03/01/10	309,000	309,000
0.64%, 03/09/10	35,000	35,000
0.64%, 03/10/10	35,000	35,000
0.66%, 03/24/10	56,000	56,000
Mitsubishi UFJ Trust & Banking Corp.
0.45%, 11/12/09	45,000	45,002
Mizuho Corporate Bank Ltd.
0.33%, 11/04/09	96,000	96,000
0.27%, 11/23/09	150,000	150,000
0.25%, 12/03/09	50,000	50,000
National Australia Bank Ltd.
1.00%, 10/22/09	15,000	15,000
0.51%, 12/22/09	180,000	180,000
0.48%, 01/04/10	90,000	90,000
0.52%, 01/07/10	108,000	108,001
0.40%, 02/16/10	59,000	59,000
Nordea Bank Finland PLC
0.19%, 10/13/09	125,000	125,000
Rabobank Nederland
1.11%, 05/03/10	83,000	83,000
1.04%, 06/11/10	80,000	80,000
1.00%, 06/14/10	60,000	60,000
0.55%, 09/08/10	36,000	36,000
0.55%, 09/13/10	192,000	192,000
0.52%, 09/14/10	62,000	62,000
0.56%, 10/01/10	8,000	8,000
Royal Bank of Canada
0.14%, 10/20/09	60,000	60,000
0.22%, 12/21/09	187,000	187,000
0.30%, 03/22/10	100,000	100,000
Royal Bank of Scotland PLC
0.69%, 10/07/09	20,000	20,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.57%, 10/30/09	78,000	78,000
0.59%, 11/05/09	19,000	19,000
0.93%, 03/08/10	305,000	305,000
Societe Generale
0.35%, 11/19/09	100,000	100,000
0.38%, 11/20/09	121,000	121,000
0.32%, 12/18/09	50,000	50,001
0.33%, 12/21/09	18,000	18,000
0.37%, 01/05/10	50,000	50,000
0.51%, 06/16/10	99,000	99,000
Sumitomo Mitsui Banking Corp.
0.37%, 10/22/09	46,000	46,000
0.33%, 11/12/09	95,000	95,000
0.32%, 11/17/09	100,000	100,000
0.30%, 11/24/09	33,000	33,000
0.28%, 12/14/09	16,000	16,000
Sumitomo Trust & Banking Co.
0.47%, 10/30/09	58,000	58,000
0.42%, 11/05/09	36,000	36,000
0.62%, 06/15/10	61,000	61,002
Svenska Handelsbanken AB
0.26%, 11/24/09	66,000	66,001
Toronto Dominion Bank
0.90%, 11/02/09	55,000	55,012
1.47%, 11/12/09	73,000	73,000
0.50%, 06/15/10	52,000	52,000
0.68%, 08/16/10	139,000	139,000
Union Bank, N.A.
0.34%, 11/18/09	6,000	6,000
0.34%, 11/30/09	42,000	42,000
0.29%, 12/14/09	75,000	75,000
Westpac Banking Corp.
0.84%, 10/15/09	242,000	242,000

		10,648,023

Commercial Paper & Other Corporate Obligations 31.4%

Alpine Securitization Corp.
0.20%, 10/08/09 (a)(b)(c)	56,000	55,998
0.34%, 10/08/09 (a)(b)(c)	23,000	22,998
0.40%, 10/08/09 (a)(b)(c)	8,000	7,999
0.20%, 10/15/09 (a)(b)(c)	121,000	120,991
0.30%, 11/02/09 (a)(b)(c)	100,000	99,974
0.24%, 12/11/09 (a)(b)(c)	27,000	26,987
Amsterdam Funding Corp.
0.28%, 10/06/09 (a)(b)(c)	6,000	6,000
0.40%, 10/14/09 (a)(b)(c)	40,000	39,994
ANZ National (Int’l) Ltd.
0.34%, 10/26/09 (a)	47,000	46,989
Atlantic Asset Securitization, L.L.C.
0.25%, 01/04/10 (a)(b)(c)	20,000	19,987
Atlantis One Funding Corp.
0.85%, 10/23/09 (a)(b)(c)	36,000	35,981
0.75%, 11/03/09 (a)(b)(c)	167,000	166,885
0.60%, 12/09/09 (a)(b)(c)	100,000	99,885
0.56%, 12/15/09 (a)(b)(c)	32,000	31,963
0.45%, 01/28/10 (a)(b)(c)	34,000	33,949
Australia & New Zealand Banking Group
0.40%, 02/08/10	78,000	77,887

2

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.38%, 02/18/10	6,000	5,991
Bank of America Corp.
0.24%, 12/29/09	155,000	154,908
CAFCO, L.L.C.
0.35%, 11/04/09 (a)(b)(c)	9,000	8,997
Cancara Asset Securitization, L.L.C.
0.36%, 10/19/09 (a)(b)(c)	15,000	14,997
0.48%, 11/06/09 (a)(b)(c)	13,000	12,994
CBA (Delaware) Finance, Inc.
0.24%, 11/30/09 (a)	82,000	81,967
0.24%, 12/03/09 (a)	122,000	121,949
Chariot Funding, L.L.C.
0.20%, 10/02/09 (a)(b)(c)	22,000	22,000
0.20%, 10/05/09 (a)(b)(c)	75,019	75,017
0.32%, 10/05/09 (a)(b)(c)	49,539	49,537
0.19%, 10/15/09 (a)(b)(c)	25,000	24,998
0.19%, 10/20/09 (a)(b)(c)	25,577	25,574
0.19%, 10/23/09 (a)(b)(c)	15,950	15,948
0.19%, 10/26/09 (a)(b)(c)	15,000	14,998
0.19%, 10/27/09 (a)(b)(c)	40,500	40,494
0.19%, 10/29/09 (a)(b)(c)	72,473	72,462
0.21%, 11/04/09 (a)(b)(c)	36,000	35,993
Ciesco, L.L.C.
0.31%, 11/19/09 (a)(b)(c)	106,000	105,955
0.42%, 04/08/10 (a)(b)(c)	9,000	8,980
Citigroup Funding, Inc.
0.38%, 10/20/09 (a)	69,000	68,986
0.38%, 10/21/09 (a)	54,000	53,989
Coca-Cola Co.
0.25%, 11/18/09 (c)	14,000	13,995
CRC Funding, L.L.C.
0.43%, 10/14/09 (a)(b)(c)	293,000	292,955
0.32%, 11/20/09 (a)(b)(c)	47,000	46,979
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.55%, 10/13/09 (b)(c)	2,000	2,000
0.52%, 10/14/09 (b)(c)	82,000	81,985
0.45%, 10/26/09 (b)(c)	18,000	17,994
0.43%, 11/02/09 (b)(c)	9,000	8,997
0.30%, 12/01/09 (b)(c)	67,000	66,966
0.29%, 12/09/09 (b)(c)	4,000	3,998
0.28%, 12/21/09 (b)(c)	142,000	141,911
0.28%, 12/22/09 (b)(c)	143,000	142,909
Danske Corp. (Danish Government Guarantee)
0.22%, 10/13/09 (a)(c)	9,000	8,999
0.40%, 11/03/09 (a)(c)	215,000	214,921
0.25%, 12/11/09 (a)(c)	12,000	11,994
0.56%, 01/06/10 (a)(c)	68,000	67,897
0.52%, 01/15/10 (a)(c)	9,000	8,986
Deutsche Bank Financial, L.L.C.
0.34%, 12/17/09 (a)	45,000	44,967
DnB NOR Bank ASA
0.18%, 11/02/09	38,000	37,994
Enterprise Funding Corp.
0.28%, 11/02/09 (a)(b)(c)	37,115	37,106
0.28%, 11/13/09 (a)(b)(c)	34,907	34,895
0.30%, 11/17/09 (a)(b)(c)	15,000	14,994
0.25%, 12/11/09 (a)(b)(c)	39,557	39,538

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Falcon Asset Securitization Corp.
0.19%, 10/02/09 (a)(b)(c)	44,000	44,000
0.20%, 10/06/09 (a)(b)(c)	25,000	24,999
0.20%, 10/15/09 (a)(b)(c)	13,000	12,999
0.19%, 10/19/09 (a)(b)(c)	85,000	84,992
0.19%, 10/23/09 (a)(b)(c)	89,005	88,995
0.19%, 10/29/09 (a)(b)(c)	20,000	19,997
Gemini Securitization Corp., L.L.C.
0.21%, 10/05/09 (a)(b)(c)	10,000	10,000
0.21%, 10/06/09 (a)(b)(c)	23,013	23,012
0.22%, 10/28/09 (a)(b)(c)	100,000	99,984
General Electric Capital Corp., (FDIC Insured)
0.40%, 10/30/09 (a)(e)	85,000	84,973
0.42%, 11/05/09 (a)(e)	65,000	64,973
0.42%, 11/06/09 (a)(e)	65,000	64,973
General Electric Company
0.14%, 10/29/09	100,000	99,989
0.14%, 10/30/09	85,000	84,990
HSBC USA, Inc.
0.24%, 12/16/09	40,000	39,980
Intesa Funding, L.L.C.
0.22%, 10/19/09 (a)	15,000	14,998
JPMorgan Chase Funding, Inc.
0.19%, 10/27/09 (a)	65,000	64,991
0.28%, 11/13/09 (a)	98,000	97,967
Jupiter Securitization Corp.
0.20%, 10/01/09 (a)(b)(c)	151,000	151,000
0.20%, 10/02/09 (a)(b)(c)	75,000	75,000
0.20%, 10/08/09 (a)(b)(c)	22,000	21,999
0.20%, 10/13/09 (a)(b)(c)	10,024	10,023
0.19%, 10/22/09 (a)(b)(c)	82,000	81,991
0.21%, 10/22/09 (a)(b)(c)	38,000	37,995
Kitty Hawk Funding Corp.
0.18%, 10/05/09 (a)(b)(c)	13,000	13,000
Manhattan Asset Funding Capital Co., L.L.C.
0.27%, 10/02/09 (a)(b)(c)	18,100	18,100
Market Street Funding Corp.
0.38%, 10/09/09 (a)(b)(c)	32,793	32,790
0.38%, 10/13/09 (a)(b)(c)	100,000	99,987
0.34%, 10/19/09 (a)(b)(c)	15,000	14,997
0.21%, 10/26/09 (a)(b)(c)	6,000	5,999
Nationwide Building Society
0.65%, 10/05/09	9,000	8,999
0.65%, 10/06/09	50,000	49,996
0.64%, 10/07/09	29,000	28,997
0.58%, 01/06/10	35,000	34,945
0.50%, 01/15/10	25,000	24,963
Nokia Corp.
0.18%, 10/13/09 (c)	30,000	29,998
0.18%, 10/14/09 (c)	22,000	21,999
0.18%, 10/16/09 (c)	31,000	30,998
Nordea North America, Inc.
0.20%, 10/26/09 (a)	117,000	116,984
0.38%, 02/03/10 (a)	159,000	158,790
Old Line Funding, L.L.C.
0.20%, 10/08/09 (a)(b)(c)	40,019	40,017
0.32%, 10/15/09 (a)(b)(c)	34,203	34,199

3

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.20%, 10/20/09 (a)(b)(c)	24,349	24,346
0.26%, 11/24/09 (a)(b)(c)	26,442	26,432
0.25%, 12/07/09 (a)(b)(c)	48,990	48,967
0.24%, 12/15/09 (a)(b)(c)	43,255	43,233
0.60%, 01/21/10 (a)(b)(c)	50,000	49,907
0.31%, 02/02/10 (a)(b)(c)	100,000	99,893
0.50%, 02/10/10 (a)(b)(c)	30,000	29,945
0.50%, 02/11/10 (a)(b)(c)	50,000	49,908
Park Avenue Receivables Co., L.L.C.
0.20%, 10/08/09 (a)(b)(c)	60,000	59,998
0.20%, 10/13/09 (a)(b)(c)	15,600	15,599
0.19%, 10/14/09 (a)(b)(c)	20,000	19,999
0.19%, 10/15/09 (a)(b)(c)	50,000	49,996
0.19%, 10/19/09 (a)(b)(c)	45,000	44,996
0.19%, 10/23/09 (a)(b)(c)	10,000	9,999
0.19%, 10/26/09 (a)(b)(c)	150,000	149,980
Ranger Funding Co., L.L.C.
0.31%, 10/13/09 (a)(b)(c)	25,000	24,997
0.20%, 10/16/09 (a)(b)(c)	21,655	21,653
0.20%, 10/20/09 (a)(b)(c)	14,000	13,999
0.20%, 10/22/09 (a)(b)(c)	12,900	12,899
0.20%, 10/23/09 (a)(b)(c)	10,000	9,999
0.32%, 11/17/09 (a)(b)(c)	48,000	47,980
RBS Holdings USA, Inc.
0.53%, 11/13/09 (a)(c)	10,000	9,994
Santander Central Hispano Finance (Delaware) Inc.
0.65%, 06/03/10 (a)	50,000	49,779
Sheffield Receivables Corp.
0.20%, 11/03/09 (a)(b)(c)	148,000	147,973
0.23%, 11/17/09 (a)(b)(c)	8,000	7,998
0.30%, 11/17/09 (a)(b)(c)	55,000	54,978
Societe Generale North America, Inc.
0.32%, 11/02/09 (a)	12,000	11,997
0.30%, 11/12/09 (a)	13,000	12,995
Solitaire Funding, L.L.C.
0.45%, 10/20/09 (a)(b)(c)	34,000	33,992
0.43%, 10/27/09 (a)(b)(c)	9,000	8,997
0.44%, 10/27/09 (a)(b)(c)	65,000	64,979
0.42%, 11/10/09 (a)(b)(c)	80,000	79,963
0.42%, 11/12/09 (a)(b)(c)	50,000	49,976
0.32%, 11/20/09 (a)(b)(c)	59,000	58,974
0.32%, 11/24/09 (a)(b)(c)	70,000	69,966
0.37%, 11/24/09 (a)(b)(c)	10,000	9,994
0.31%, 11/30/09 (a)(b)(c)	18,000	17,991
0.38%, 01/04/10 (a)(b)(c)	7,000	6,993
Starbird Funding Corp.
0.21%, 10/13/09 (a)(b)(c)	19,000	18,999
0.22%, 10/23/09 (a)(b)(c)	29,000	28,996
0.20%, 10/28/09 (a)(b)(c)	96,000	95,986
0.24%, 12/16/09 (a)(b)(c)	45,000	44,977
0.24%, 12/18/09 (a)(b)(c)	35,000	34,982
Straight A Funding, L.L.C.
0.33%, 10/20/09 (a)(b)(c)(g)	60,000	59,990
0.21%, 10/27/09 (a)(b)(c)(g)	30,000	29,995
0.28%, 11/04/09 (a)(b)(c)(g)	50,000	49,987
0.28%, 11/05/09 (a)(b)(c)(g)	15,000	14,996
0.28%, 11/06/09 (a)(b)(c)(g)	34,000	33,990
0.27%, 11/10/09 (a)(b)(c)(g)	15,000	14,996
0.26%, 11/12/09 (a)(b)(c)(g)	20,000	19,994

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.27%, 11/13/09 (a)(b)(c)(g)	10,000	9,997
0.27%, 11/16/09 (a)(b)(c)(g)	80,000	79,973
0.25%, 11/17/09 (a)(b)(c)(g)	82,000	81,973
0.27%, 11/18/09 (a)(b)(c)(g)	25,000	24,991
0.24%, 11/23/09 (a)(b)(c)(g)	38,000	37,987
0.26%, 11/23/09 (a)(b)(c)(g)	30,024	30,013
0.24%, 12/01/09 (a)(b)(c)(g)	35,000	34,986
0.23%, 12/07/09 (a)(b)(c)(g)	45,000	44,981
0.23%, 12/09/09 (a)(b)(c)(g)	125,000	124,945
0.23%, 12/10/09 (a)(b)(c)(g)	86,703	86,664
0.23%, 12/14/09 (a)(b)(c)(g)	100,000	99,953
0.23%, 12/15/09 (a)(b)(c)(g)	156,000	155,925
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/01/10 (a)(c)	103,000	102,402
Thames Asset Global Securitization No. 1, Inc.
0.22%, 10/07/09 (a)(b)(c)	19,000	18,999
0.37%, 10/13/09 (a)(b)(c)	80,049	80,039
0.32%, 10/30/09 (a)(b)(c)	10,000	9,997
0.32%, 11/09/09 (a)(b)(c)	15,000	14,995
Thunder Bay Funding, L.L.C.
0.21%, 10/01/09 (a)(b)(c)	54,999	54,999
0.27%, 10/05/09 (a)(b)(c)	33,000	32,999
0.33%, 10/06/09 (a)(b)(c)	22,000	21,999
0.33%, 10/08/09 (a)(b)(c)	50,000	49,997
0.20%, 10/19/09 (a)(b)(c)	15,000	14,999
0.32%, 10/20/09 (a)(b)(c)	24,000	23,996
0.25%, 12/01/09 (a)(b)(c)	51,000	50,978
0.25%, 12/04/09 (a)(b)(c)	19,725	19,716
Ticonderoga Funding, L.L.C.
0.32%, 10/28/09 (a)(b)(c)	30,000	29,993
0.32%, 01/06/10 (a)(b)(c)	10,000	9,991
Tulip Funding Corp.
0.21%, 10/08/09 (a)(b)(c)	38,000	37,998
UniCredit Delaware, Inc.
0.40%, 11/04/09 (a)(c)	125,000	124,953
Variable Funding Capital Corp.
0.20%, 10/08/09 (a)(b)(c)	20,000	19,999
0.32%, 10/14/09 (a)(b)(c)	105,624	105,612
0.98%, 10/15/09 (a)(b)(c)	23,000	22,991
0.98%, 10/20/09 (a)(b)(c)	46,000	45,976
0.23%, 10/21/09 (a)(b)(c)	20,000	19,997
0.19%, 10/23/09 (a)(b)(c)	67,300	67,292
0.90%, 10/27/09 (a)(b)(c)	89,000	88,942
Westpac Banking Corp.
0.46%, 11/23/09 (c)	45,000	44,970
0.40%, 01/27/10 (c)	18,000	17,976
0.38%, 02/22/10 (c)	49,000	48,926
Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(f)	2,824	2,826
Windmill Funding Corp.
0.41%, 10/01/09 (a)(b)(c)	50,000	50,000
0.40%, 10/06/09 (a)(b)(c)	19,225	19,224
0.36%, 10/07/09 (a)(b)(c)	50,000	49,997
0.35%, 10/20/09 (a)(b)(c)	12,000	11,998
Yorktown Capital, L.L.C.
0.19%, 10/02/09 (a)(b)(c)	56,000	56,000
0.27%, 12/17/09 (a)(b)(c)	65,000	64,962

4

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.45%, 01/22/10 (a)(b)(c)	11,000	10,984

		9,685,021

Fixed-Rate Coupon Notes 4.6%

Fannie Mae
1.25%, 12/10/09	47,000	47,233
Federal Home Loan Bank
0.49%, 04/13/10	115,000	115,245
0.55%, 06/01/10	8,495	8,492
0.55%, 06/03/10	170,000	169,989
0.56%, 06/04/10	220,000	219,973
0.55%, 06/11/10	113,580	117,250
0.52%, 06/25/10	50,000	50,012
0.53%, 08/05/10	40,000	39,994
0.58%, 08/05/10	85,000	84,987
0.53%, 08/27/10	85,000	85,650
0.53%, 10/19/10	67,000	66,982
0.54%, 10/20/10	312,000	311,877
0.51%, 10/25/10	100,000	99,972

		1,417,656

Fixed-Rate Discount Notes 10.4%

Fannie Mae
0.20%, 12/01/09	75,000	74,975
0.76%, 12/01/09	80,000	79,898
Federal Home Loan Bank
0.14%, 10/07/09	172,000	171,996
0.19%, 10/07/09	200,000	199,994
0.19%, 10/09/09	133,450	133,444
0.10%, 10/16/09	58,020	58,017
0.19%, 10/16/09	148,185	148,173
0.18%, 10/20/09	23,900	23,898
0.10%, 10/21/09	150,000	149,992
0.15%, 11/12/09	40,000	39,993
0.20%, 11/12/09	183,000	182,957
0.19%, 11/18/09	50,000	49,988
0.17%, 11/20/09	389,434	389,342
0.17%, 11/23/09	72,000	71,982
0.18%, 11/25/09	190,000	189,949
0.17%, 11/30/09	275,000	274,923
0.17%, 12/02/09	50,000	49,985
0.18%, 12/02/09	140,000	139,957
0.45%, 01/06/10	21,000	20,974
0.50%, 02/01/10	95,000	94,838
Freddie Mac
0.18%, 11/24/09	200,000	199,946
0.27%, 11/30/09	98,000	97,956
0.17%, 12/01/09	52,160	52,145
0.16%, 12/07/09	273,325	273,244
0.50%, 07/06/10	35,000	34,865

		3,203,431

Time Deposits 2.5%

Bank of Ireland
0.25%, 10/01/09	70,000	70,000
Citibank, N.A., Nassau
0.12%, 10/01/09	200,000	200,000
JPMorgan Chase Bank, N.A., Nassau
0.13%, 10/01/09	300,000	300,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Royal Bank of Canada, Grand Cayman
0.05%, 10/01/09	75,000	75,000
Wells Fargo Bank, N.A., Grand Cayman

0.04%, 10/01/09	150,000	150,000

		795,000

Total Fixed-Rate Obligations (Cost $26,053,131)		26,053,131

Variable-Rate Obligations 9.0% of net assets

Bank of America, N.A.
0.66%, 01/22/10	174,000	174,000
Bank of America, N.A., (FDIC Insured)
0.42%, 11/05/09 (a)(e)	80,000	80,000
Fannie Mae
0.40%, 10/13/09	200,000	199,895
0.42%, 11/05/09	50,000	49,984
Federal Farm Credit Bank
0.26%, 10/28/09	105,000	105,000
Federal Home Loan Bank
0.18%, 10/06/09	100,000	100,000
0.20%, 10/13/09	325,000	324,781
0.00%, 12/22/09	200,000	200,000
Freddie Mac
0.33%, 10/13/09	220,000	220,000
0.00%, 12/18/09	300,000	300,000
Goldman Sachs & Co., (FDIC Insured)
1.00%, 12/16/09 (a)(c)(d)(e)	95,000	95,000
0.44%, 12/17/09 (a)(e)	30,000	30,000
JPMorgan Chase & Co.
0.32%, 12/22/09	150,000	150,029
Procter & Gamble International
0.48%, 11/09/09 (a)	62,000	62,000
Rabobank Nederland
0.63%, 10/14/09	273,000	273,000
0.38%, 12/29/09	75,000	75,000
Svenska Handelsbanken AB
0.45%, 10/02/09 (c)	240,000	240,000
Tenderfoot Seasonal Housing, L.L.C.
0.75%, 10/01/09 (a)	3,000	3,000
Westpac Banking Corp.
0.48%, 10/28/09 (c)	100,000	100,000

Total Variable-Rate Obligations (Cost $2,781,689)		2,781,689

5

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 6.0% of net assets

Repurchase Agreements 6.0%

Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $103,000
0.06%, issued 09/30/09, due 10/01/09	100,000	100,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $45,900
0.02%, issued 09/30/09, due 10/01/09	45,000	45,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $551,913
0.07%, issued 09/30/09, due 10/01/09	541,091	541,090
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $382,502
0.03%, issued 09/30/09, due 10/01/09	375,001	375,000
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement collateralized by U.S. Government Securities with a value of $156,000
0.08%, issued 09/30/09, due 10/01/09	150,000	150,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $68,250
0.04%, issued 09/30/09, due 10/01/09	65,000	65,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $157,500
0.05%, issued 09/30/09, due 10/01/09	150,000	150,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $210,000
0.12%, issued 09/25/09, due 10/02/09	200,000	200,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $225,249
0.07%, issued 09/30/09, due 10/01/09	220,000	220,000

Total Other Investments (Cost $1,846,090)		1,846,090

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Security 1.0% of net assets

U.S. Treasury Bill 1.0%

U.S. Treasury Bill
0.30%, 12/03/09	315,000	314,837

Total U.S. Government Security (Cost $314,837)		314,837

End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $30,995,747.

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,308,115 or 26.9% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $97,826 or 0.3% of net assets.

(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

(f)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.

(g)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

6

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations — (a)	$—	$26,053,131	$—	$26,053,131
Variable-Rate Obligations	—	2,781,689	—	2,781,689
Other Investments — (a)	—	1,846,090	—	1,846,090
U.S. Government Security — (a)	—	314,837	—	314,837

Total	$—	$30,995,747	$—	$30,995,747

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47711SEP09 — 00

7

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.0%	Municipal Securities	5,303,592	5,303,592

99.0%	Total Investments	5,303,592	5,303,592
1.0%	Other Assets and Liabilities, Net		51,035

100.0%	Net Assets		5,354,627

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.0% of net assets

Alabama 2.4%

Alabama
GO Bonds Series 2007A
0.65%, 12/10/09 (b)(c)(d)	6,280	6,280
Alabama Municipal Funding Corp
Municipal Funding Notes (Tranche 1)
Series 2008A
0.42%, 10/01/09 (a)(b)	40,270	40,270
Municipal Funding Notes Master
Series 2006A
0.42%, 10/01/09 (a)(b)	14,315	14,315
Alabama Public School & College Auth
Capital Improvement Bonds Series 2007
0.43%, 10/01/09 (a)(b)(c)(d)	28,655	28,655
Bessemer Government Utility Services Corp
Water Supply Refunding RB Series 2008
0.75%, 10/01/09 (a)(b)(c)(d)	5,085	5,085
Mobile IDB
Pollution Control RB (Alabama Power) First Series 2009
1.40%, 07/16/10	6,000	6,000
Mobile Special Care Facilities Financing Auth
RB (Ascension Health) Series 2006D
0.35%, 10/01/09 (a)(c)(d)	27,000	27,000

		127,605

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Alaska 0.2%

Alaska Industrial Development & Export Auth
Refunding RB (Greater Fairbanks Community Hospital Foundation) Series 2009A
0.40%, 10/01/09 (a)(b)	11,625	11,625
Anchorage
GO School Bonds Series 1999
1.50%, 12/01/09 (b)	1,340	1,348

		12,973

Arizona 1.0%

Nogales
Revenue Obligations (Wastewater System) Series 2006A
1.50%, 10/01/09 (b)	2,140	2,140
Pima Cnty
COP Series 2009
1.25%, 06/01/10	4,000	4,046
Salt River Project Agricultural Improvement & Power District
Electric System RB
Series 2005A
0.36%, 10/01/09 (a)(c)(d)	6,035	6,035
Electric System RB
Series 2009A
0.32%, 10/01/09 (a)(c)(d)	6,500	6,500
Scottsdale Municipal Property Corp
Excise Tax Refunding RB Series 2006
0.31%, 10/01/09 (a)(c)(d)	5,647	5,647
Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007
0.31%, 10/01/09 (a)(b)(c)(d)	29,045	29,045

		53,413

California 5.8%

Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A
0.32%, 10/01/09 (a)(b)(c)(d)	5,000	5,000
Anaheim Redevelopment Agency
Tax Allocation Refunding Bonds Series 2007A
0.32%, 10/01/09 (a)(b)(c)(d)	5,300	5,300
Assoc of Bay Area Governments
RB (Public Policy Institute) Series 2001A
0.37%, 10/01/09 (a)(b)	9,950	9,950
California
Economic Recovery Bonds
Series 2004C15
0.70%, 10/07/09 (a)(b)(c)	18,475	18,475
Various Purpose GO Bonds
0.60%, 10/01/09 (a)(b)(c)(d)	7,600	7,600

1

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009
0.65%, 10/01/09 (a)(b)	3,760	3,760
California Public Works Board
Lease Refunding RB (Univ of California) Series 2007A
0.40%, 10/01/09 (a)(c)(d)	9,885	9,885
California Statewide Communities Development Auth
RB (Kaiser Permanente)
Series 2004K
0.40%, 03/11/10	10,000	10,000
RB (Kaiser Permanente)
Series 2009B2
0.45%, 02/11/10	40,000	40,000
RB (Sea Crest School)
Series 2008
0.54%, 10/01/09 (a)(b)	4,500	4,500
TRAN Program Note Participations (Riverside Cnty)
Series 2009A4
0.85%, 06/30/10	15,000	15,127
California Transit Finance Auth
Bonds (California Finance Program) Series 1997
0.55%, 10/07/09 (a)(b)(c)	16,195	16,195
East Bay Municipal Utility District
Water System Sub Refunding RB Series 2008A4
0.55%, 03/11/10 (a)(c)	22,700	22,700
Foothill-DeAnza Community College District
GO Bonds Series C
0.35%, 10/01/09 (a)(c)(d)	2,960	2,960
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A
0.33%, 10/01/09 (a)(b)(c)(d)	2,625	2,625
Loma Linda
RB (Loma Linda Univ Medical Center) Series 2007B2
0.38%, 10/01/09 (a)(b)	4,400	4,400
Long Beach
RB (Memorial Health Services) Series 1991
0.35%, 10/07/09 (a)	10,000	10,000
Los Angeles
Wastewater System Refunding RB Series 2003A
0.38%, 10/01/09 (a)(c)(d)	18,000	18,000
Los Angeles Cnty
TRAN 2009-2010 Series A
0.80%, 06/30/10	25,000	25,314
Los Angeles Dept of Water & Power
Water System RB Series 2001A
0.36%, 10/01/09 (a)(c)(d)	7,550	7,550
Los Angeles USD
TRAN 2009-2010 Series A
0.62%, 08/12/10	15,000	15,178

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Riverside Community College District
GO Bonds Series 2007C
0.38%, 10/01/09 (a)(c)(d)	8,725	8,725
San Diego USD
TRAN 2009-2010 Series A
0.52%, 07/08/10	7,000	7,079
San Francisco Airport Commission
Refunding RB Second
Series 36D
0.30%, 10/07/09 (a)(b)(c)	3,930	3,930
Refunding RB Second
Series 36C
0.30%, 10/07/09 (a)(b)(c)	17,900	17,900
Santa Clara Cnty
TRAN 2009-2010
0.50%, 06/30/10	7,000	7,078
Southern California Metropolitan Water District
Water RB
Series 2005C
0.36%, 10/01/09 (a)(c)(d)	3,000	3,000
Water RB
Series 2006A
0.36%, 10/01/09 (a)(c)(d)	4,350	4,350
William S. Hart Union High SD
GO Bonds Series A
0.65%, 02/24/10 (b)(c)(d)	5,000	5,000

		311,581

Colorado 2.5%

Buffalo Ridge Metropolitan District
GO Refunding Bonds Series 2009
0.40%, 10/01/09 (a)(b)	9,500	9,500
Colorado
TRAN Series 2009A
0.55%, 08/12/10	10,000	10,124
Colorado Educational & Cultural Facilities Auth
RB (Caldwell Academy)
Series 2007
0.39%, 10/01/09 (a)(b)	9,350	9,350
RB (Rehoboth Christian School Assoc)
Series 2007
1.30%, 10/01/09 (a)(b)	7,735	7,735
Colorado Health Facilities Auth
RB (Catholic Health Initiatives)
Series 2006A
0.40%, 10/01/09 (a)(c)(d)	8,995	8,995
RB (Catholic Health Initiatives)
Series 2008C2
1.14%, 11/10/09	2,500	2,507
Colorado HFA
S/F Mortgage Bonds
Series 2006B2
0.33%, 10/07/09 (a)(c)	9,800	9,800
S/F Mortgage Bonds
Series 2006C2
0.33%, 10/07/09 (a)(c)	11,000	11,000

2

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Colorado Regional Transportation District
Sales Tax RB Series 2004A
0.62%, 11/01/09	1,800	1,807
Colorado Springs
Utilities System Refunding RB Series 2007B
0.45%, 10/01/09 (a)(c)	10,000	10,000
Commerce City Northern Infrastructure General Improvement District
GO Bonds Series 2006
0.40%, 10/01/09 (a)(b)	1,000	1,000
Concord Metropolitan District
GO Refunding Bonds Series 2004
2.00%, 12/01/09 (b)	3,800	3,800
Denver
Refunding COP Series 2005A
0.88%, 05/01/10	2,295	2,350
Denver Urban Renewal Auth
Stapleton Sr Tax Increment RB Series 2008A1
0.40%, 10/01/09 (a)(b)	3,100	3,100
Erie
COP Series 2005
3.45%, 10/07/09 (a)(b)	3,990	3,990
Lowry Economic Redevelopment Auth
RB Series 2008A
1.00%, 10/07/09 (a)(b)	7,965	7,965
Meridian Ranch Metropolitan District
GO Limited Tax Refunding Bonds Series 2009
0.40%, 10/01/09 (a)(b)	3,135	3,135
Moffat Cnty
Pollution Control Refunding RB (Tri State Generation & Transmission Assoc) Series 2009
0.35%, 10/01/09 (a)(b)	11,275	11,275
NBC Metropolitan District
GO Bonds Series 2004
2.25%, 12/01/09 (b)	3,570	3,570
Parker Automotive Metropolitan District
GO Bonds Series 2005
0.40%, 10/01/09 (a)(b)	3,250	3,250
Southglenn Metropolitan District
Special RB Series 2007
0.40%, 10/01/09 (a)(b)	10,150	10,150

		134,403

Connecticut 0.1%

Connecticut
GO Bonds

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2005D
0.50%, 10/01/09 (a)(c)(d)	3,300	3,300
GO Refunding Bonds
Series 2007E
0.49%, 03/15/10	3,000	3,061

		6,361

District of Columbia 1.5%

District of Columbia
Income Tax Secured RB
Series 2009A
0.33%, 10/01/09 (a)(c)(d)	10,500	10,500
RB (St Coletta Special Education Public Charter School)
Series 2005
0.37%, 10/01/09 (a)(b)	4,480	4,480
District of Columbia Water & Sewer Auth
Public Utility RB
Series 1998
0.38%, 10/01/09 (a)(c)(d)	19,800	19,800
Public Utility Sr Lien RB
Series 2009A
0.37%, 10/01/09 (a)(c)(d)	9,330	9,330
Public Utility Sub Lien Refunding RB
Series 2008A
0.32%, 10/01/09 (a)(b)(c)(d)	14,260	14,260
Metropolitan Washington Airports Auth
Airport System RB Series 2009D1
0.32%, 10/01/09 (a)(b)	23,000	23,000

		81,370

Florida 7.2%

Broward Cnty
Professional Sports Facilities Tax & Refunding RB Series 2006A
0.35%, 10/01/09 (a)(b)(c)(d)	7,100	7,100
Broward Cnty HFA
M/F Housing Refunding RB (Island Club Apts) Series 2001A
0.42%, 10/01/09 (a)(b)	3,000	3,000
Broward Cnty SD/Board
COP Series 2005A
0.35%, 10/01/09 (a)(b)(c)(d)	5,840	5,840
Cape Coral
CP Notes
0.45%, 11/09/09 (b)	14,056	14,056
Capital Trust Agency
Housing RB (Atlantic Housing Foundation Properties) Series 2008A
0.37%, 10/01/09 (a)(b)	10,000	10,000
Charlotte Cnty SD
TAN Series 2008
2.35%, 10/01/09	2,000	2,000
Collier Cnty Educational Facilities Auth
Limited Obligation RB (Ave Maria Univ) Series 2006
0.40%, 10/01/09 (a)(b)	12,000	12,000

3

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Collier Cnty Health Facilities Auth
Health Facility RB (The Mooring) Series 2005
0.32%, 10/07/09 (a)(b)	9,000	9,000
Duval Cnty School Board
COP (Master Lease Program) Series 2007
0.35%, 10/01/09 (a)(b)(c)(d)	16,186	16,186
Escambia Cnty Health Facilities Auth
RB (Ascension Health) Series 1999A2
1.15%, 11/15/09 (b)	13,310	13,518
Florida Dept of Transportation
Bonds
Series 2008A
0.50%, 07/01/10	1,450	1,480
Turnpike RB
Series 2004A
0.33%, 10/01/09 (a)(c)(d)	4,090	4,090
Turnpike RB
Series 2006A
0.65%, 01/14/10 (c)(d)	11,645	11,645
Turnpike RB
Series 2008A
0.33%, 10/01/09 (a)(c)(d)	4,520	4,520
Florida State Board of Education
Public Education Capital Outlay Bonds
Series 2001H
0.53%, 06/01/10	4,135	4,258
Public Education Capital Outlay Bonds
Series 2005F
0.40%, 10/01/09 (a)(c)(d)	4,800	4,800
Public Education Capital Outlay Bonds
Series 2006B
0.30%, 10/01/09 (a)(b)(c)(d)	5,990	5,990
Public Education Capital Outlay Bonds
Series 2006D
0.64%, 06/01/10	3,345	3,441
Public Education Capital Outlay Bonds
Series 2006D&E
0.33%, 10/01/09 (a)(c)(d)	1,500	1,500
Public Education Capital Outlay Bonds
Series 2006E
0.35%, 10/01/09 (a)(c)(d)	3,835	3,835
Public Education Capital Outlay Bonds
Series 2007D
0.55%, 06/01/10	3,390	3,467
Public Education Capital Outlay Refunding Bonds
Series 1993A
0.80%, 06/01/10	5,000	5,163
Public Education Capital Outlay Refunding Bonds
Series 2001A
0.65%, 06/01/10	690	712
Public Education Capital Outlay Refunding Bonds
Series 2001J
0.55%, 06/01/10	4,120	4,242
Public Education Capital Outlay Refunding Bonds
Series 2005C
0.50%, 06/01/10	1,000	1,030
Public Education Capital Outlay Refunding Bonds
Series 2005D

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.36%, 10/01/09 (a)(c)(d)	18,840	18,840
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt)
Series 2005A
1.40%, 11/15/09	500	502
Hospital RB (Adventist Health System/Sunbelt)
Series 2005B
4.00%, 11/15/09	435	436
Hospital RB (Adventist Health System/Sunbelt)
Series 2005I
3.24%, 11/12/09	500	501
0.76%, 11/16/09	2,000	2,010
1.39%, 11/16/09	11,775	11,828
1.47%, 11/16/09	7,500	7,533
1.49%, 11/16/09	10,695	10,742
2.49%, 11/16/09	150	150
Indian River Cnty
RB (Saint Edwards School) Series 1999
0.39%, 10/01/09 (a)(b)	9,950	9,950
Jacksonville
Transportation RB Series 2007
0.35%, 10/01/09 (a)(c)(d)	28,995	28,995
JEA
Electric System RB Series Three 2008B3
0.27%, 10/07/09 (a)(c)	7,730	7,730
Lakeland
Hospital RB (Lakeland Regional Health Systems) Series 1999A
1.90%, 11/15/09 (b)	2,000	2,029
Miami-Dade Cnty
Aviation CP (Miami International Airport)
Series A
0.85%, 10/01/09 (b)	12,016	12,016
0.75%, 10/06/09 (b)	6,525	6,525
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series A
0.52%, 04/01/10 (b)	4,600	4,771
Miami-Dade Cnty Health Facilities Auth
Hospital Revenue & Refunding RB (Miami Children’s Hospital) Series 2006B3
0.32%, 10/07/09 (a)(b)	18,450	18,450
Orange Cnty HFA
Refunding RB (Highland Pointe Apts) Series 1998J
0.37%, 10/01/09 (a)(b)	7,455	7,455
Orange Cnty IDA
RB (Univ of Central Florida Foundation) Series 2000A
0.54%, 10/01/09 (a)(b)	7,830	7,830
Orlando & Orange Cnty Expressway Auth
RB
Series 2007A
0.38%, 10/01/09 (a)(b)(c)(d)	5,000	5,000
0.57%, 03/10/10 (b)(c)(d)	14,940	14,940

4

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Orlando Utilities Commission
Utility System Refunding RB Series 2009B
0.35%, 10/01/09 (a)(c)(d)	11,250	11,250
Palm Beach Cnty
RB (Palm Beach Day Academy) Series 2006
0.39%, 10/01/09 (a)(b)	9,970	9,970
Palm Beach Cnty School Board
Sales Tax Revenue CP
0.47%, 12/08/09 (b)	6,500	6,500
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009A
0.43%, 10/01/09 (a)(b)(c)(d)	4,545	4,545
Polk Cnty
Utility System RB Series 2004A
0.38%, 10/01/09 (a)(b)(c)(d)	4,305	4,305
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007
0.33%, 10/01/09 (a)(c)(d)	3,995	3,995
Tallahassee
Energy System RB Series 2007
0.42%, 10/01/09 (a)(c)(d)	5,625	5,625
Tampa Bay Water Auth
Utility System RB
Series 2008
0.33%, 10/01/09 (a)(c)(d)	3,495	3,495
Utility System Refunding & RB
Series 2001A
0.30%, 10/01/09 (a)(c)(d)	5,200	5,200

		385,991

Georgia 2.3%

Atlanta
Tax Allocation Bonds Series 2001
0.39%, 10/01/09 (a)(b)	9,555	9,555
Atlanta Development Auth
RB (Georgia Aquarium) Series 2009
0.29%, 10/07/09 (a)(b)	11,250	11,250
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) Fifth
Series 1994
0.77%, 10/01/32	1,000	1,017
0.88%, 10/01/32	4,000	4,070
Clayton Cnty Housing Auth
M/F Refunding RB Series 1990E
2.20%, 10/07/09 (a)(b)	7,160	7,160
Cobb Cnty Housing Auth
M/F Housing RB (Post Bridge) Series 1996
0.30%, 10/07/09 (a)(b)	8,150	8,150

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Dalton Development Auth
Revenue Certificates (Hamilton Health Care System) Series 2003B
0.37%, 10/01/09 (a)(b)	1,400	1,400
Dekalb Cnty Housing Auth
M/F Housing RB (Highland Place Apts) Series 2008
0.37%, 10/01/09 (a)(b)	27,000	27,000
DeKalb, Newton & Gwinnett Cntys Joint Development Auth
RB (GPC Real Estate Student Support I) Series 2007
0.34%, 10/01/09 (a)(b)	13,905	13,905
Fulton Cnty Development Auth
RB (Georgia Tech Athletic Assoc) Series 2008A
1.25%, 12/02/09 (b)	6,150	6,150
Georgia
GO Bonds
Series 2007E
0.38%, 10/01/09 (a)(c)(d)	6,977	6,977
GO Bonds 1993C
0.48%, 07/01/10	1,000	1,034
Metropolitan Atlanta Rapid Transit Auth
Sales Tax RB
Series 2009A
0.30%, 10/01/09 (a)(c)(d)	2,250	2,250
Sales Tax Refunding RB (Third Indenture)
Series 2007B
0.50%, 10/01/09 (a)(c)(d)	1,882	1,882
Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First Series 2008
1.95%, 12/10/09	6,700	6,700
Municipal Electric Auth of Georgia
BAN (Plant Vogtle) Series 2009A
0.48%, 06/21/10	12,760	12,899

		121,399

Hawaii 0.1%

Hawaii
GO Bonds
Series 2002CY
0.64%, 02/01/10	1,000	1,015
GO Refunding Bonds
Series 2005DG
0.58%, 07/01/10	1,000	1,033
Honolulu
GO Bonds Series 2005 A, C & D
0.36%, 10/01/09 (a)(c)(d)	5,520	5,520

		7,568

Idaho 0.2%

Idaho
TAN Series 2009
0.44%, 06/30/10	7,000	7,107
Idaho Health Facilities Auth
Refunding RB (Valley Vista Care)
Series 1999A

5

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.63%, 11/15/09 (b)	1,000	1,029
1.01%, 11/15/16 (b)	1,000	1,027
2.08%, 11/15/16 (b)	1,220	1,254

		10,417

Illinois 10.7%

Bolingbrook
GO Bonds
Series 2007
0.35%, 10/01/09 (a)(b)(c)(d)	9,325	9,325
Tax Increment Jr Lien RB
Series 2005
1.11%, 10/07/09 (a)(b)	8,880	8,880
Chicago
General Airport Third Lien RB
Series 2005A
0.80%, 10/01/09 (a)(b)(c)(d)	10,485	10,485
GO Project & Refunding Bonds
Series 2006A
0.45%, 10/01/09 (a)(c)(d)	2,505	2,505
GO Project & Refunding Bonds
Series 2007A
0.35%, 10/01/09 (a)(c)(d)	26,130	26,130
0.38%, 10/01/09 (a)(c)(d)	10,355	10,355
GO Project & Refunding Bonds
Series 2008C
0.33%, 10/01/09 (a)(c)(d)	5,000	5,000
GO Refunding Bonds
Series 1993B
0.28%, 10/07/09 (a)(b)(c)(d)	4,030	4,030
GO Refunding Bonds
Series 2008A
0.33%, 10/01/09 (a)(c)(d)	10,830	10,830
Sales Tax RB
Series 1998
0.38%, 10/01/09 (a)(c)(d)	3,280	3,280
Water Refunding Second Lien RB
Series 2004-1
0.40%, 10/01/09 (a)(b)	20,000	20,000
Water Refunding Second Lien RB
Series 2004-2
0.40%, 10/01/09 (a)(b)	2,500	2,500
Chicago Park District
Limited Tax GO Refunding Bonds
Series 2008G
1.35%, 01/01/10	2,275	2,296
Unlimited Tax GO Refunding Bonds
Series 2008H
1.35%, 01/01/10	1,475	1,488
Unlimited Tax GO Refunding Bonds
Series 2008I
1.35%, 01/01/10	1,120	1,127
Community Unit SD No. 308
GO Bonds Series 2008
0.35%, 10/01/09 (a)(b)(c)(d)	6,872	6,872
Community Unit SD No. 365-U
GO Bonds (Valley View) Series 2005
0.65%, 01/28/10 (b)(c)(d)	9,775	9,775

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Cook Cnty
RB (Catholic Theological Union) Series 2005
0.46%, 10/07/09 (a)(b)	1,500	1,500
Du Quoin
IDRB (Marshall Browning Hospital) Series 2006
0.55%, 10/01/09 (a)(b)	10,005	10,005
Hopedale
RB (Hopedale Medical Foundation) Series 2009
0.38%, 10/01/09 (a)(b)	5,500	5,500
Illinois Development Finance Auth
RB (Perspectives Charter School) Series 2003
0.50%, 10/01/09 (a)(b)	5,200	5,200
Illinois Educational Facilities Auth
RB (Concordia Univ River Forest)
Series 2001
0.45%, 10/01/09 (a)(b)	14,105	14,105
RB (Northwestern Univ)
Series 1993
0.70%, 12/01/09	1,575	1,588
RB (Northwestern Univ)
Series 2003
0.33%, 10/01/09 (a)(c)(d)	3,465	3,465
RB (Univ of Chicago)
Series 2001B3
0.52%, 05/05/10	10,000	10,000
Illinois Finance Auth
RB (Advocate Health Care Network)
Series 2008A1
0.65%, 01/14/10	20,840	20,840
RB (Art Institute of Chicago)
Series 2009B2
0.37%, 10/07/09 (a)(b)	2,765	2,765
RB (Ingalls Memorial Hospital)
Series 1985C
0.22%, 10/07/09 (a)(b)	1,600	1,600
RB (Kohl Children’s Museum of Greater Chicago)
Series 2004
0.41%, 10/07/09 (a)(b)	2,400	2,400
RB (Northwestern Univ)
Series 2003
0.36%, 10/01/09 (a)(c)(d)	5,200	5,200
RB (Regency Park at Lincolnwood)
Series 1991B
0.33%, 10/01/09 (a)(b)(c)(d)	15,925	15,925
RB (Resurrection Health Care)
Series 2005C
0.37%, 10/01/09 (a)(b)	29,965	29,965
RB (St. Vincent de Paul Center)
Series 2000A
0.73%, 03/03/10	9,400	9,400
RB (The Clare at Water Tower)
Series 2005D
0.33%, 10/01/09 (a)(b)	16,350	16,350
RB (Univ of Chicago)
Series 2007
0.35%, 10/01/09 (a)(c)(d)	10,265	10,265
RB (Univ of Chicago)
Series 2008B

6

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.33%, 10/01/09 (a)(c)(d)	2,995	2,995
Refunding RB (Bradley Univ)
Series 2008B
0.31%, 10/01/09 (a)(b)	4,200	4,200
Refunding RB (Swedish Covenant Hospital)
Series 2008A
0.29%, 10/07/09 (a)(b)	5,500	5,500
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008
0.47%, 10/01/09 (a)(b)	8,605	8,605
Illinois Regional Transportation Auth
GO Bonds
Series 2001A
1.31%, 10/01/09 (a)(c)(d)	36,290	36,290
GO Refunding Bonds
Series 1999
0.49%, 06/01/10	5,000	5,174
Jacksonville
Industrial RB (Passavant Memorial Area Hospital Assoc)
Series 2006B
0.55%, 10/01/09 (a)(b)	11,795	11,795
Industrial Refunding RB (Passavant Memorial Area Hospital Assoc)
Series 2006A
0.55%, 10/01/09 (a)(b)	18,955	18,955
Metropolitan Pier & Exposition Auth
McCormick Place Expansion Project Bonds
Series 2002
0.35%, 10/01/09 (a)(b)(c)(d)	16,735	16,735
McCormick Place Expansion Project Bonds
Series 2002A
0.35%, 10/01/09 (a)(b)(c)(d)	11,366	11,366
0.35%, 10/01/09 (a)(b)(c)(d)	10,355	10,355
0.35%, 10/01/09 (a)(b)(c)(d)	11,560	11,560
0.35%, 10/01/09 (a)(b)(c)(d)	83,595	83,595
0.37%, 10/01/09 (a)(b)(c)(d)	12,180	12,180
0.37%, 10/01/09 (a)(b)(c)(d)	12,405	12,405
Metropolitan Water Reclamation District of Greater Chicago
GO Refunding Bonds
Series 2006
0.33%, 10/01/09 (a)(c)(d)	1,975	1,975
Limited Tax GO Refunding Bonds
Series 2007C
0.33%, 10/01/09 (a)(c)(d)	2,800	2,800
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994
0.34%, 10/01/09 (a)(b)	15,550	15,550

		572,986

Indiana 3.6%

Boone Cnty Hospital Assoc
Lease Refunding RB Series 2005
0.35%, 10/01/09 (a)(b)(c)(d)	5,830	5,830
Decatur Township Multi-School Building Corp
First Mortgage Refunding Bonds Series 2006B
0.35%, 10/01/09 (a)(b)(c)(d)	4,115	4,115

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Franklin
Refunding & RB (Franklin United Methodist Home) Series 2007
0.43%, 10/01/09 (a)(b)	24,580	24,580
Indiana Finance Auth
RB (Ascension Health)
Series 2008E4
0.51%, 11/15/09	1,000	1,003
RB (Ascension Health)
Series 2008E8
1.42%, 12/15/09	8,440	8,474
1.60%, 12/15/09	5,565	5,587
1.85%, 12/15/09	300	301
2.70%, 12/15/09	450	452
Refunding RB (Duke Energy Indiana)
Series 2009A3
0.26%, 10/07/09 (a)(b)	24,600	24,600
Indiana Health & Educational Facility Financing Auth
Hospital RB (Howard Regional Health System)
Series 2005A
1.50%, 10/01/09 (a)(b)	19,345	19,345
RB (Clarian Health)
Series 2005B
0.75%, 10/07/09 (a)(b)(c)	53,415	53,415
Indiana Health Facility Financing Auth
RB (Ascension Health)
Series 2005A7
0.66%, 10/01/27	1,350	1,378
0.74%, 10/01/27	1,600	1,633
RB (Memorial Hospital)
Series 2004A
0.43%, 10/01/09 (a)(b)	17,965	17,965
Indianapolis Airport Auth
Sub CP Notes
0.65%, 11/02/09 (b)	12,500	12,500
Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A
0.34%, 10/01/09 (a)(b)(c)(d)	10,102	10,102

		191,280

Iowa 0.6%

Iowa Finance Auth
Midwestern Disaster Area RB (Cargill)
Series 2009B
0.49%, 10/01/09 (a)	15,000	15,000
Pollution Control Facility Refunding RB (MidAmerican Energy)
Series 2008B
0.40%, 10/07/09 (a)	14,000	14,000
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ) Series 2003
0.37%, 10/01/09 (a)(b)	1,600	1,600

		30,600

7

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Kansas 0.2%

Topeka
Temporary Notes Series 2008A
4.10%, 11/01/09	12,000	12,000

Kentucky 0.6%

Danville
Lease RB Series 1989
1.90%, 10/01/09 (b)	4,250	4,250
Kentucky State Property & Buildings Commission
Refunding RB Project No. 84
1.31%, 10/01/09 (a)(c)(d)	14,935	14,935
Mason Cnty
Pollution Control RB (East Kentucky Power Coop) Pooled Series 1984B1
1.08%, 10/07/09 (a)(b)	14,905	14,905

		34,090

Louisiana 0.4%

Jefferson Sales Tax District
Special Sales Tax RB Series 2005
0.35%, 10/01/09 (a)(b)(c)(d)	2,610	2,610
Louisiana
Gasoline & Fuels Tax RB Series 2005A
0.31%, 10/01/09 (a)(b)(c)(d)	6,920	6,920
Louisiana Public Facilities Auth
RB (International Matex Tank Terminals) Series 2007
0.29%, 10/07/09 (a)(b)	10,000	10,000

		19,530

Maryland 2.0%

Maryland Health & Higher Educational Facilities Auth
Mortgage RB (Western Maryland Health System)
Series 2006A
0.57%, 03/10/10 (b)(c)(d)	14,665	14,665
RB (Doctors Community Hospital)
Series 2008
0.40%, 10/07/09 (a)(b)	51,160	51,160
RB (Frederick Memorial Hospital)
Series 2008
0.32%, 10/07/09 (a)(b)	1,060	1,060
RB (Goucher College)
Series 2007
0.32%, 10/01/09 (a)(b)	6,060	6,060
RB (LifeBridge Health)
Series 2008
0.48%, 10/01/09 (a)(b)(c)(d)	7,755	7,755
RB (Pooled Loan Program)
Series 1994D
0.32%, 10/01/09 (a)(b)	16,000	16,000
Montgomery Cnty
RB (George Meany Center For Labor Studies) Series 2004
0.37%, 10/01/09 (a)(b)	5,100	5,100

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Univ System of Maryland
Revolving Loan Bonds Series 2003A
0.55%, 06/01/10	5,560	5,560

		107,360

Massachusetts 2.4%

Boston Industrial Development Financing Auth
IDRB (Fenway Community Health Center) Series 2006B
0.31%, 10/07/09 (a)(b)	8,450	8,450
Danvers
GO BAN Series 2009
0.48%, 07/09/10	8,205	8,301
Malden
GO BAN Series A
0.59%, 04/30/10	5,000	5,033
Massachusetts
GO Bonds Consolidated Loan of 2000
Series A
0.95%, 02/01/10 (b)	5,000	5,134
GO Bonds Consolidated Loan of 2001
Series C
0.51%, 12/01/09	510	514
GO Refunding Bonds
Series 2004A
1.30%, 10/01/09 (a)(c)(d)	15,815	15,815
Special Obligation RB Consolidated Loan of 2005
Series A
1.31%, 10/01/09 (a)(c)(d)	9,735	9,735
Massachusetts Bay Transportation Auth
General Transportation System Refunding Bonds Series 1994A
0.71%, 03/01/10	9,000	9,234
Massachusetts Development Finance Agency
RB (Eaglebrook School)
Series 2007
0.32%, 10/07/09 (a)(b)	9,400	9,400
RB (Marine Biological Laboratory)
Series 2006
0.37%, 10/01/09 (a)(b)	1,215	1,215
Massachusetts Health & Educational Facilities Auth
RB (Hebrew Rehabilitation Center)
Series 2007D
0.30%, 10/01/09 (a)(b)	14,730	14,730
RB (Partners HealthCare System)
Series 2008H1
0.43%, 03/11/10	6,500	6,500
Refunding RB (Suffolk Univ)
Series 2007B
0.37%, 10/01/09 (a)(b)	3,750	3,750
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A
0.36%, 10/01/09 (a)(c)(d)	4,900	4,900
Massachusetts Water Resources Auth
General RB
Series 2002B
0.36%, 10/01/09 (a)(c)(d)	15,900	15,900
General Refunding RB

8

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2007B
1.31%, 10/01/09 (a)(c)(d)	10,695	10,695

		129,306

Michigan 2.6%

Clinton Cnty Economic Development Corp
Limited Obligation RB (Clinton Area Care Center) Series 1999
0.50%, 10/01/09 (a)(b)	8,240	8,240
Detroit
Sewage Disposal System RB
Series 1999A
0.60%, 01/01/10 (b)	5,775	5,907
0.60%, 01/01/10 (b)	3,110	3,182
Sewage Disposal System Refunding Sr Lien RB
Series 2006D
0.91%, 10/01/09 (a)(b)(c)(d)	8,685	8,685
Detroit SD
Unlimited Tax GO Refunding Bonds Series 2005A
0.32%, 10/01/09 (a)(b)(c)(d)	20,180	20,180
Grand Rapids Economic Development Corp
RB (Sisters of the Order of St. Dominic of Grand Rapids) Series 2005
0.55%, 10/01/09 (a)(b)	10,765	10,765
Kalamazoo Hospital Finance Auth
Hospital Refunding RB (Bronson Methodist Hospital) Series 2009A
0.30%, 10/07/09 (a)(b)	11,685	11,685
Michigan Higher Education Facilities Auth
Limited Obligation Refunding RB (Calvin College) Series 2007A
0.34%, 10/02/09 (a)(b)	20,000	20,000
Michigan Municipal Bond Auth
RAN Series 2009C3
0.85%, 08/20/10 (b)	22,500	22,826
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3
0.69%, 08/15/10	7,000	7,125
Michigan State Strategic Fund
Limited Obligation RB (Legal Aid & Defender Assoc) Series 2007
0.43%, 10/01/09 (a)(b)	12,165	12,165
Sanilac Cnty Economic Development Corp
Limited Obligation RB (Marlette Community Hospital) Series 2001
0.55%, 10/01/09 (a)(b)	10,795	10,795

		141,555

Minnesota 1.1%

Duluth Econ Dev Auth & Brainerd
Health Care Facilities RB (Benedictine Health System) Series 1993C & 1993E
0.44%, 10/01/09 (a)(b)(c)(d)	14,360	14,360
Minneapolis-St. Paul Housing & Redevelopment Auth
M/F Housing Refunding RB (Highland Ridge) Series 2003
0.35%, 10/01/09 (a)(b)	6,625	6,625
Minnesota

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO State Bonds
0.33%, 10/01/09 (a)(c)(d)	5,985	5,985
0.35%, 10/01/09 (a)(b)(c)(d)	9,900	9,900
0.70%, 11/01/09	1,500	1,505
Minnetonka
M/F Housing Refunding RB (Minnetonka Hills Apts) Series 2001
0.35%, 10/01/09 (a)(b)	5,000	5,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008D
0.70%, 04/01/10	10,000	10,000
Roseville
Sr Housing Refunding RB (Eaglecrest) Series 2009
0.34%, 10/01/09 (a)(b)	4,000	4,000
Univ of Minnesota
GO Bonds Series 2009C
0.58%, 12/01/09	2,400	2,404

		59,779

Mississippi 0.9%

Mississippi
GO Capital Improvements Bonds Series 2005
0.40%, 10/07/09 (a)(c)	10,200	10,200
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Petal Gas Storage)
Series 2007
0.30%, 10/07/09 (a)(b)	9,500	9,500
Gulf Opportunity Zone RB (King Edward Hotel)
Series 2009
0.37%, 10/01/09 (a)(b)	6,040	6,040
RB (Mississippi Methodist Sr Services)
Series 2008A
0.62%, 10/01/09 (a)(b)	22,180	22,180
Mississippi Development Bank
Special Obligation Refunding Bonds (Harrison Cnty GO Bonds Refunding) Series 2008C
2.75%, 10/01/09 (b)	1,520	1,520

		49,440

Missouri 1.2%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Sub Mass Transit Sales Tax Appropriation Bonds (Metrolink Cross Cnty Extension)
Series 2005A
0.45%, 10/01/09 (b)	2,250	2,250
0.97%, 10/01/09 (b)	125	125
1.02%, 10/01/09 (b)	8,400	8,400
1.24%, 10/01/09 (b)	740	740
1.33%, 10/01/09 (b)	125	125
Kansas City
Special Obligation Refunding Bonds (H. Roe Bartle Convention Center) Series 2008E
0.29%, 10/07/09 (a)(b)	2,000	2,000

9

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Kansas City IDA
Refunding IDRB (Plaza Manor Nursing Home) Series 2004
0.55%, 10/01/09 (a)(b)	2,225	2,225
Missouri Health & Educational Facilities Auth
Health Facilities RB (SSM Healthcare)
Series 2005B
0.41%, 10/01/09 (a)(c)(d)	11,900	11,900
Health Facilities RB (St. Luke’s Health System)
Series 2008A
0.35%, 10/07/09 (a)(b)	7,325	7,325
Health Facilities RB (St. Luke’s Health System)
Series 2008C
0.35%, 10/07/09 (a)(b)	3,500	3,500
RB (Ascension Health)
Series 2002C1
0.56%, 05/04/10	11,075	11,075
St. Charles Cnty Public Water Supply District No.2
COP Series 2005
0.37%, 10/01/09 (a)(b)	8,200	8,200
St. Louis
TRAN Series 2009
0.60%, 06/30/10	8,300	8,386

		66,251

Montana 0.3%

Richland Cnty
Hospital RB (Sidney Health Center) Series 2006
0.55%, 10/01/09 (a)(b)	15,565	15,565

Nebraska 1.0%

Central Plains Energy Project
Gas Project RB Series 2009
0.40%, 10/01/09 (a)(b)	25,000	25,000
Nebraska Public Power District
General RB Series 2005 B2
0.69%, 01/01/10	10,000	10,108
Omaha Public Power District
Electric System RB Series 2006A
0.50%, 11/15/09 (c)(d)	10,075	10,075
Univ of Nebraska
RB (Univ of Nebraska at Omaha Student Facilities) Series 2007
0.35%, 10/01/09 (a)(c)(d)	7,640	7,640

		52,823

Nevada 3.1%

Clark Cnty
Airport System Jr Sub Lien Revenue Notes
Series 2009A
0.78%, 07/01/10	10,000	10,127
GO (Limited Tax) Bond Bank Bonds
Series 2006
0.65%, 01/28/10 (b)(c)(d)	5,755	5,755
GO (Limited Tax) Bond Bank Bonds
Series 2008
0.40%, 10/01/09 (a)(c)(d)	11,135	11,135

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO (Limited Tax) Transportation Refunding Bonds
Series 2006B
0.60%, 06/01/10	3,000	3,087
Highway Refunding & RB (Motor Vehicle Fuel Tax)
Series 2007
0.35%, 10/01/09 (a)(b)(c)(d)	3,555	3,555
Passenger Facility Charge RB (Las Vegas McCarran International Airport)
Series 2007A2
0.57%, 03/10/10 (b)(c)(d)	15,835	15,835
Sales & Excise Tax Revenue CP Notes
Series 2008A&B
0.40%, 10/08/09 (b)	6,500	6,500
0.47%, 12/08/09 (b)	5,000	5,000
Clark Cnty SD
GO (Limited Tax) Bonds
Series 2002C
0.52%, 06/15/10	4,195	4,327
0.60%, 06/15/10	1,655	1,707
GO (Limited Tax) Bonds
Series 2005C
0.80%, 06/15/10	3,000	3,088
GO (Limited Tax) Bonds
Series 2006B
0.35%, 10/01/09 (a)(c)(d)	22,820	22,820
0.35%, 10/01/09 (a)(b)(c)(d)	7,125	7,125
0.35%, 10/01/09 (a)(b)(c)(d)	4,875	4,875
0.70%, 06/15/10	1,100	1,133
GO (Limited Tax) Bonds
Series 2006C
0.68%, 06/15/10	3,975	4,095
GO (Limited Tax) Refunding Bonds
Series 2004B
0.59%, 06/15/10	5,400	5,567
Clark Cnty Special Improvement District No.121
Local Improvement Bonds (Southern Highlands Area) Series 1999
1.18%, 12/01/09 (b)	5,400	5,564
Clark Cnty Water Reclamation District
GO (Limited Tax) Bonds Series 2009B
0.33%, 10/01/09 (a)(c)(d)	4,800	4,800
Las Vegas Valley Water District
GO Limited Tax Water Refunding Bonds Series 2003A
0.43%, 10/01/09 (a)(b)(c)(d)	5,115	5,115
Nevada
Limited Tax GO Bonds Series 2008C
0.45%, 10/01/09 (a)(c)(d)	9,400	9,400
Nevada Dept of Business & Industry
RB (Nevada Cancer Institute) Series 2003
0.37%, 10/01/09 (a)(b)	22,550	22,550

		163,160

New Hampshire 0.6%

New Hampshire Business Finance Auth
RB (Mark H. Wentworth Home) Series 2006
0.35%, 10/01/09 (a)(b)	2,000	2,000
New Hampshire Health & Educational Facilities Auth

10

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Androscoggin Valley Hospital)
Series 2007
0.40%, 10/01/09 (a)(b)	14,480	14,480
RB (Frisbie Memorial Hospital)
Series 2005
0.32%, 10/01/09 (a)(b)	2,620	2,620
RB (Riverwoods at Exeter)
Series 2008
0.33%, 10/01/09 (a)(b)	15,000	15,000

		34,100

New Jersey 2.3%

East Brunswick Township
BAN 2009
0.54%, 04/28/10	15,000	15,082
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003B
0.34%, 10/01/09 (a)(c)(d)	4,495	4,495
Gloucester Cnty
BAN Series 2009A
1.25%, 10/15/09	7,000	7,004
Hudson Cnty Improvement Auth
Guaranteed Pool Notes Series 2009A1
0.84%, 09/03/10	8,875	8,949
Livingston Township
BAN
0.50%, 04/29/10	9,500	9,541
Montclair Township
BAN
1.43%, 12/18/09	10,000	10,022
New Jersey Economic Development Auth
School Facilities Construction Bonds
Series 2008X
0.20%, 10/07/09 (a)(b)	7,175	7,175
School Facilities Construction Notes
Series 2009A
0.47%, 06/18/10	9,000	9,129
New Jersey Health Care Facilities Financing Auth
RB (AHS Hospital)
Series 2008B
0.30%, 10/01/09 (a)(b)	750	750
RB (Hackensack Univ Medical Center)
Series 2008
0.48%, 10/01/09 (a)(b)(c)(d)	3,420	3,420
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2001C
0.42%, 12/15/09	6,450	6,514
Transportation System Bonds
Series 2004B
0.83%, 12/15/09	500	505
Transportation System Bonds
Series 2006C
0.34%, 10/01/09 (a)(b)(c)(d)	5,000	5,000
0.38%, 10/01/09 (a)(b)(c)(d)	2,420	2,420
0.38%, 10/01/09 (a)(b)(c)(d)	15,965	15,965
Transportation System Bonds
Series 2009A

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.65%, 02/24/10 (b)(c)(d)	6,160	6,160
Rockaway Township
General Improvement BAN Series 2009
0.62%, 09/30/10	9,192	9,318

		121,449

New Mexico 0.0%

Santa Fe
Wastewater System Sub Lien RB (Gross Receipts Tax) Series 1997B
0.29%, 10/07/09 (a)(b)	2,500	2,500

New York 7.7%

Metropolitan Transportation Auth
Transportation RB Series 2005B
0.43%, 10/01/09 (a)(b)(c)(d)	4,995	4,995
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008D1
0.35%, 10/07/09 (a)(c)	29,510	29,510
New York City
GO Bonds Fiscal 1995
Series F3
0.32%, 10/07/09 (a)(b)	5,180	5,180
GO Bonds Fiscal 1995
Series F6
0.32%, 10/07/09 (a)(b)	65	65
GO Bonds Fiscal 2005
Series G&O
0.31%, 10/01/09 (a)(c)(d)	12,800	12,800
GO Bonds Fiscal 2005
Series O
0.77%, 06/01/10	2,720	2,796
GO Bonds Fiscal 2006
Series I7
0.35%, 10/07/09 (a)(b)	13,000	13,000
GO Bonds Fiscal 2008
Series E
0.40%, 10/01/09 (a)(c)(d)	18,695	18,695
GO Bonds Fiscal 2008
Series J1
0.62%, 08/01/10	2,000	2,073
GO Bonds Fiscal 2009
Series I1
0.65%, 02/24/10 (b)(c)(d)	24,385	24,385
GO Bonds Fiscal 2009
Series J1
0.36%, 10/01/09 (a)(c)(d)	5,500	5,500
New York City Municipal Water Finance Auth
CP
Series 5
0.50%, 11/23/09	15,750	15,750
Extendible CP
Series 7
0.40%, 11/13/09	18,600	18,600
Water & Sewer System RB
Series 2005D
0.36%, 10/01/09 (a)(c)(d)	8,300	8,300
Water & Sewer System RB Fiscal 2003
Series E

11

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.36%, 10/01/09 (a)(c)(d)	8,955	8,955
Water & Sewer System RB Fiscal 2005
Series D
0.36%, 10/01/09 (a)(c)(d)	10,825	10,825
Water & Sewer System RB Fiscal 2009
Series FF2
0.31%, 10/01/09 (a)(c)(d)	2,000	2,000
New York City Trust for Cultural Resources
RB (Museum of Modern Art) Series 2001-1D
0.36%, 10/01/09 (a)(c)(d)	1,000	1,000
New York State Dormitory Auth
RB (New York Univ)
Series 2001-2
0.36%, 10/01/09 (a)(c)(d)	1,695	1,695
State Personal Income Tax RB
Series 2006B
0.59%, 03/15/10	1,350	1,377
State Personal Income Tax RB
Series 2006C
0.36%, 10/01/09 (a)(c)(d)	17,025	17,025
State Personal Income Tax RB
Series 2006D
0.36%, 10/01/09 (a)(c)(d)	11,965	11,965
State Personal Income Tax RB
Series 2009A
0.31%, 10/01/09 (a)(c)(d)	2,440	2,440
State Personal Income Tax Refunding RB
Series 2005B
1.28%, 10/01/09 (a)(c)(d)	13,440	13,440
New York State Environmental Facilities Corp
State Personal Income Tax RB Series 2008A
0.31%, 10/01/09 (a)(c)(d)	3,185	3,185
New York State HFA
Housing RB (88 Leonard St) Series 2005A
0.22%, 10/07/09 (a)(b)	10,000	10,000
New York State Power Auth
CP
Series 1
0.50%, 10/06/09	10,775	10,775
0.55%, 10/06/09	8,000	8,000
1.00%, 11/04/09	4,136	4,136
CP
Series 2
0.39%, 10/09/09	10,000	10,000
0.40%, 10/09/09	27,500	27,500
0.80%, 10/15/09	1,350	1,350
0.58%, 10/30/09	1,000	1,000
RB
Series 2007A
0.36%, 10/01/09 (a)(c)(d)	6,835	6,835
0.42%, 10/01/09 (a)(c)(d)	10,475	10,475
New York State Thruway Auth
State Personal Income Tax RB Series 2009A
0.31%, 10/01/09 (a)(c)(d)	6,710	6,710
New York State Urban Development Corp
State Personal Income Tax RB
Series 2008A1
0.60%, 12/15/09	500	504

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

State Personal Income Tax RB
Series 2009B1
0.38%, 10/01/09 (a)(c)(d)	5,000	5,000
Oyster Bay
BAN Series 2009B
0.44%, 09/17/10	9,000	9,113
Port Auth of New York & New Jersey
Consolidated Bonds 148th
Series
0.35%, 10/01/09 (a)(c)(d)	1,000	1,000
0.38%, 10/01/09 (a)(c)(d)	4,900	4,900
Consolidated Bonds 156th
Series
0.31%, 10/01/09 (a)(c)(d)	5,090	5,090
Consolidated Bonds 160th
Series
0.30%, 10/01/09 (a)(c)(d)	3,125	3,125
CP
Series B
0.85%, 10/08/09	4,500	4,500
0.55%, 12/03/09	1,000	1,000
0.65%, 01/06/10	2,860	2,860
Ramapo Housing Auth
RB (Fountainview at College Rd) Series 1998
0.50%, 10/01/09 (a)(b)	6,820	6,820
Syracuse IDA
Civic Facility Refunding RB (Crouse Health Hospital) Series 2003A
1.90%, 10/07/09 (a)(b)	1,425	1,425
Triborough Bridge & Tunnel Auth
General RB
Series 2008C
0.41%, 10/01/09 (a)(c)(d)	3,000	3,000
General Refunding RB
Series 2002B
0.36%, 10/01/09 (a)(c)(d)	7,600	7,600
Sub Refunding RB
Series 2000AB
0.32%, 10/07/09 (a)(b)(c)	22,885	22,885

		411,159

North Carolina 1.1%

Charlotte-Mecklenburg Cnty Hospital Auth
Health Care RB (Carolinas HealthCare System) Series 2007G
2.50%, 10/01/09 (a)(b)(c)	11,625	11,625
Mecklenburg Cnty
GO Refunding Bonds Series 2009D
0.50%, 10/01/09 (a)	10,000	10,000
North Carolina Medical Care Commission
First Mortgage RB (Deerfield Episcopal Retirement Community)
Series 2008B
0.34%, 10/01/09 (a)(b)	5,000	5,000
Health Care Facilities RB (Novant Health)
Series 2006
0.38%, 10/01/09 (a)(b)(c)(d)	4,000	4,000
0.38%, 10/01/09 (a)(b)(c)(d)	19,100	19,100
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)

12

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2008A1
0.29%, 10/07/09 (a)(b)	6,600	6,600

		56,325

North Dakota 0.0%

North Dakota HFA
Home Mortgage Finance Program Bonds Series 2009A
0.95%, 07/01/10	2,180	2,180

Ohio 5.7%

Bellefontaine
Refunding RB (Mary Rutan Hospital) Series 2005
0.50%, 10/01/09 (a)(b)	12,195	12,195
Buckeye Tobacco Settlement Financing Auth
Asset-Backed Bonds Series 2007A2
0.35%, 10/01/09 (a)(b)(c)(d)	13,960	13,960
Butler Cnty
Hospital Facilities RB (Cincinnati Children’s Hospital Medical Center) Series 2008O
0.90%, 10/02/09 (a)(b)	13,000	13,000
Cincinnati SD
Limited Tax GO Bonds
Series 2002
0.65%, 06/01/10	1,450	1,492
Unlimited Tax GO Refunding Bonds
Series 2006
1.30%, 10/01/09 (a)(c)(d)	14,755	14,755
Cleveland
Water RB Series 2008Q
0.30%, 10/01/09 (a)(b)	8,500	8,500
Clinton Cnty
Hospital refunding RB (McCullough-Hyde Memorial Hospital) Series 2003B1
3.20%, 10/07/09 (a)(b)	5,670	5,670
Columbus SD
BAN Series 2009B
0.70%, 12/16/09	4,000	4,007
Darke Cnty
Health Care Facilities RB (Wayne Hospital) Series 2007
0.55%, 10/01/09 (a)(b)	20,000	20,000
Franklin Cnty
Health Care Facilities Improvement RB (Ohio Presbyterian Retirement Services)
Series 2006A
0.31%, 10/01/09 (a)(b)	28,000	28,000
Hospital Facilities Refunding RB (Ohio Health Corp)
Series 2008A
0.30%, 10/07/09 (a)(c)	22,000	22,000
Hospital Facilities Refunding RB (Ohio Health Corp)
Series 2009A
0.30%, 10/07/09 (a)(c)	11,100	11,100
Hamilton Cnty
RB (Contemporary Arts Center) Series 2001
0.36%, 10/01/09 (a)(b)	5,000	5,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Hocking Technical College District
COP (Residence Hall Facilities) Series 2008
0.40%, 10/01/09 (a)(b)	15,510	15,510
Lorain Cnty
Hospital Facilities RB (EMH Regional Medical Center) Series 2001
0.35%, 10/01/09 (a)(b)	9,880	9,880
Maple Heights City SD
GO Unlimited Tax Bonds Series 2008
2.60%, 11/05/09	11,000	11,009
Marion Cnty
Health Care Facility RB (United Church Homes) Series 2002
0.55%, 10/07/09 (a)(b)	6,405	6,405
Ohio
Hospital RB (Cleveland Clinic Health System) Series 2009B
0.33%, 10/01/09 (a)(c)(d)	5,940	5,940
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Antioch Univ)
Series 2006
0.33%, 10/01/09 (a)(b)	12,000	12,000
Higher Educational Facility RB (Pooled Financing)
Series 2006A
1.25%, 10/01/09 (a)(b)	33,165	33,165
Hospital RB (Cleveland Clinic Health System)
Series 2008A
0.33%, 10/01/09 (a)(c)(d)	6,225	6,225
Ohio Water Development Auth
Refunding RB (Timken) Series 2001
0.35%, 10/07/09 (a)(b)	10,200	10,200
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale Public Infrastructure) Series 2006
2.25%, 02/01/10 (b)	9,460	9,460
Sandusky
GO BAN Series 2008-1
3.95%, 10/21/09	6,915	6,916
South-Western City SD
GO Bonds
Series 1999
1.00%, 12/01/36 (b)	7,250	7,294
1.30%, 12/01/36 (b)	6,000	6,035
Wadsworth SD
Unlimited Tax GO Bonds Series 2009
0.65%, 09/23/10	4,750	4,824

		304,542

Oregon 0.3%

Astoria Hospital Facilities Auth
Hospital RB (Columbia Memorial) Series 2007
0.43%, 10/01/09 (a)(b)	17,980	17,980

13

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Pennsylvania 4.8%

Adams Cnty IDA
RB (Brethren Home Community) Series 2007
0.43%, 10/01/09 (a)(b)	5,200	5,200
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2006A
0.48%, 10/01/09 (a)(c)(d)	11,185	11,185
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
0.40%, 10/01/09 (a)(b)(c)(d)	5,360	5,360
RB (Univ of Pittsburgh Medical Center)
Series 2008B
1.15%, 06/15/10	2,000	2,054
Butler Cnty General Auth
School RB (Butler Area SD) Series 2007
0.34%, 10/01/09 (a)(b)(c)(d)	10,170	10,170
Butler Cnty IDA
RB (Butler Cnty Family YMCA) series 2005
0.36%, 10/01/09 (a)(b)	1,725	1,725
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries)
Series 2007B
0.39%, 10/01/09 (a)(b)	17,070	17,070
RB (LSN/TLS)
Series 2003D
0.34%, 10/01/09 (a)(b)(d)	23,060	23,060
Franklin Cnty IDA
Bonds (Menno Haven) Series 2008
0.34%, 10/01/09 (a)(b)	2,710	2,710
Harrisburg Auth
Water Refunding RB Series 2002B
0.85%, 10/01/09 (a)(b)(c)	7,485	7,485
Indiana Cnty IDA
Pollution Control Refunding RB (New York State Electric & Gas) Series 2006
0.37%, 10/07/09 (a)(b)	4,900	4,900
Lancaster Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2007
0.34%, 10/01/09 (a)(b)	1,955	1,955
Lehigh Cnty General Purpose Auth
College RB (Muhlenberg College)
Series 2008
0.31%, 10/01/09 (a)(b)	5,055	5,055
Hospital RB (Lehigh Valley Health Network)
Series 2005B
0.90%, 10/01/09 (a)(b)(c)(d)	4,990	4,990
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy)
Series 1996A
0.44%, 11/05/09 (b)	7,000	7,000
RB (LaSalle College High School)
Series 2008
0.31%, 10/01/09 (a)(b)	1,875	1,875
Pennsylvania Economic Development Financing Auth

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Exempt Facilities Refunding RB (PPL Energy Supply)
Series 2009A
0.90%, 12/10/09 (b)	9,000	9,000
Exempt Facilities Refunding RB (PPL Energy Supply)
Series 2009B
1.25%, 10/01/09 (b)	6,000	6,000
Pennsylvania HFA
Rental Housing Refunding Bonds Series 2008B
0.35%, 10/07/09 (a)(c)	7,030	7,030
Pennsylvania Higher Educational Facilities Auth
RB (Holy Family Univ)
Series 2008
0.40%, 10/01/09 (a)(b)	2,150	2,150
RB (Univ of Pennsylvania Health System)
Series 2008A
0.25%, 10/07/09 (a)(b)	10,000	10,000
Pennsylvania State Public School Building Auth
Lease RB (Philadelphia SD) Series 2006B
0.45%, 10/01/09 (a)(b)(c)(d)	27,345	27,345
Pennsylvania State Turnpike Commission
Refunding RB (Registration Fee)
Series 2005A
0.38%, 10/01/09 (a)(b)(c)(d)	6,905	6,905
Turnpike RB
Series 2008B6
0.35%, 10/01/09 (a)(b)	4,800	4,800
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center) Series 2007B
0.40%, 10/01/09 (a)(b)(c)(d)	30,010	30,010
Philadelphia SD
TRAN Series 2009-2010
0.72%, 06/30/10	10,000	10,131
Pittsburgh Water & Sewer Auth
Sub Refunding RB Series 2008C1
0.45%, 10/01/09 (a)(b)(c)	18,450	18,450
Ridley SD
GO Bonds Series 2009
0.40%, 10/01/09 (a)(b)	2,920	2,920
Somerset Cnty Hospital Auth
RB (Somerset Community Hospital) Series 2007A
0.31%, 10/01/09 (a)(b)	5,345	5,345
Univ of Pittsburgh
Univ Capital Project & Refunding Bonds Series 2009C
0.32%, 10/01/09 (a)(c)(d)	3,395	3,395
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2008A
0.31%, 10/01/09 (a)(b)	2,185	2,185

		257,460

14

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

South Carolina 1.5%

Greenville
Parking Facilities Refunding RB Series 2005A
0.55%, 10/07/09 (a)(b)(c)	13,495	13,495
Lancaster SD
GO Bonds Series 2009B
0.50%, 03/01/10	6,000	6,037
Piedmont Municipal Power Agency
Electric Refunding RB Series 2008D
0.54%, 10/01/09 (a)(b)(c)	7,570	7,570
South Carolina Public Service Auth
CP
0.40%, 12/14/09	26,752	26,752
0.45%, 02/24/10	7,300	7,300
Refunding Revenue Obligations
Series 2002A
0.55%, 01/01/10	1,500	1,519
Revenue Obligations
Series 2004A
0.73%, 01/01/10	6,090	6,155
South Carolina State Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts) Series 2008
0.35%, 10/01/09 (a)(b)	9,800	9,800

		78,628

South Dakota 0.5%

South Dakota Health & Educational Facilities Auth
RB (Avera Health) Series 2008A1
0.35%, 10/02/09 (a)(b)	24,875	24,875

Tennessee 3.8%

Blount Cnty Public Building Auth
Local Government Public Improvement Bonds Series E5A
0.34%, 10/07/09 (a)(b)	4,425	4,425
Chattanooga
Electric System RB Series 2008A
0.35%, 10/01/09 (a)(c)(d)	8,790	8,790
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997
0.37%, 10/01/09 (a)(b)	6,905	6,905
Metropolitan Government of Nashville & Davidson Cnty
GO Bonds
Series 2001A
0.45%, 10/15/09	1,000	1,002
GO Bonds
Series 2005A
0.54%, 01/01/10	1,000	1,011
Metropolitan Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing Refunding RB (Brentwood Oaks Apts)
Series 1991
0.37%, 10/01/09 (a)(b)	11,320	11,320
RB (Ascension Health)

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 1999A
1.30%, 11/15/09 (b)	3,500	3,554
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997
0.37%, 10/01/09 (a)(b)	8,290	8,290
Municipal Energy Acquisition Corp
Gas RB
Series 2006A
0.40%, 10/01/09 (a)(b)(c)(d)	46,270	46,270
Gas RB
Series 2006B
0.40%, 10/01/09 (a)(b)(c)(d)	33,830	33,830
Shelby Cnty
GO Public Improvement & School Bonds
Series 2000A
0.50%, 04/01/10 (b)	3,000	3,073
GO Refunding Bonds
Series 2006C
0.45%, 10/01/09 (a)(c)	22,600	22,600
Tennergy Corp
Gas RB Series 2006A
0.40%, 10/01/09 (a)(b)(c)(d)	51,980	51,980

		203,050

Texas 10.1%

Alief ISD
Unlimited Tax Bonds Series 2001
0.75%, 02/15/10 (b)	1,210	1,235
Austin
Sub Lien Refunding RB (Hotel Occupancy Tax) Series 2008B
0.55%, 10/01/09 (a)(b)	15,000	15,000
Birdville ISD
Unlimited Tax Refunding Bonds Series 2003
0.72%, 02/15/10 (b)	1,200	1,219
Brownsville
Refunding & RB Series 2005A
0.35%, 10/01/09 (a)(b)(c)(d)	1,765	1,765
Cypress-Fairbanks ISD
Unlimited Tax Refunding Bonds
Series 2001
0.36%, 10/01/09 (a)(b)(c)(d)	2,050	2,050
Unlimited Tax Refunding Bonds
Series 2002A
0.70%, 02/15/10 (b)	4,490	4,562
0.82%, 02/15/10 (b)	200	203
Unlimited Tax Refunding Bonds
Series 2008
0.35%, 10/01/09 (a)(b)(c)(d)	2,495	2,495
Dallas Area Rapid Transit
Sr Lien Sales Tax RB
Series 2008
0.36%, 10/01/09 (a)(c)(d)	7,600	7,600
Sr Lien Sales Tax Refunding RB
Series 2007
0.50%, 10/01/09 (a)(c)(d)	8,605	8,605

15

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Dallas Water & Sewer Utilities
CP
Series B
0.43%, 03/10/10 (c)	30,000	30,000
Refunding & RB
Series 2006
0.36%, 10/01/09 (a)(c)(d)	3,310	3,310
Denton ISD
Unlimited Tax Refunding Bonds Series 2002
0.35%, 10/01/09 (a)(b)(c)(d)	3,475	3,475
Dickinson ISD
Unlimited Tax GO Bonds Series 2008A
0.35%, 10/01/09 (a)(b)(c)	30,000	30,000
Frisco ISD
Unlimited Tax Bonds Series 2008A
0.43%, 10/01/09 (a)(b)(c)(d)	1,745	1,745
Garland ISD
Unlimited Tax Refunding Bonds Series 2003A
0.55%, 10/01/09 (a)(b)	1,000	1,016
Harris Cnty
Toll Road Sub Lien Unlimited Tax Refunding RB Series 2007C
0.65%, 01/14/10 (c)(d)	12,950	12,950
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital System)
Series 2009C1
0.43%, 10/06/09	8,000	8,000
0.48%, 12/02/09	10,000	10,000
0.55%, 01/05/10	10,000	10,000
0.55%, 01/28/10	10,000	10,000
0.55%, 02/25/10	10,000	10,000
Harris Cnty Flood Control District
Improvement Bonds Series 2007
0.45%, 10/01/09 (a)(c)(d)	4,300	4,300
Harris Cnty Health Facilities Development Corp
Hospital RB (Texas Children’s Hospital)
Series 1999B1
0.30%, 10/07/09 (a)(c)	4,260	4,260
RB (Brazos Presbyterian Homes)
Series 2000
0.55%, 10/01/09 (a)(b)	8,600	8,600
Houston
Combined Utility System First Lien Refunding RB
Series 2004A
0.38%, 10/01/09 (a)(b)(c)(d)	7,000	7,000
0.62%, 05/15/10	3,800	3,909
Public Improvement Forward Refunding Bonds
Series 2001B
0.65%, 03/01/10	5,295	5,401
Public Improvement Refunding Bonds
Series 2007A
0.75%, 03/01/10	5,000	5,088
TRAN
Series 2009
0.41%, 06/30/10	20,000	20,236
Water & Sewer System Jr Lien Refunding RB
Series 1998A

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.35%, 10/01/09 (a)(c)(d)	6,330	6,330
Houston Community College
Maintenance Tax Notes Series 2008
0.35%, 10/01/09 (a)(b)(c)(d)	4,140	4,140
Houston ISD
Limited Tax Bonds
Series 2008
0.35%, 10/01/09 (a)(b)(c)(d)	4,995	4,995
0.36%, 10/01/09 (a)(b)(c)(d)	4,950	4,950
Kendall Cnty Health Facilities Development Corp
Health Care RB (Morningside Ministries) Series 2008
0.55%, 10/01/09 (a)(b)	5,970	5,970
Lamar Consolidated ISD
Unlimited Tax GO Bonds
Series 2004
0.28%, 10/01/09 (a)(b)(c)	2,680	2,680
Unlimited Tax GO Bonds
Series 2007
0.36%, 10/01/09 (a)(b)(c)(d)	15,365	15,365
Unlimited Tax Refunding Bonds
Series 2008
0.35%, 10/01/09 (a)(b)(c)(d)	3,235	3,235
Lower Colorado River Auth
CP Notes
Series A
0.43%, 11/03/09 (c)	9,300	9,300
Transmission Contract Refunding RB
Series 2009
0.32%, 10/01/09 (a)(b)(c)(d)	7,310	7,310
Transmission Contract Revenue CP Notes
0.48%, 11/03/09 (b)	6,500	6,500
Mansfield ISD
Unlimited Tax GO Refunding Bonds Series 2003
0.35%, 10/01/09 (a)(b)(c)(d)	7,960	7,960
Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008
0.40%, 10/01/09 (a)(b)	4,000	4,000
North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009
0.32%, 10/01/09 (a)(c)(d)	4,000	4,000
North East ISD
Unlimited Tax Refunding Bonds
Series 2007
1.30%, 10/01/09 (a)(b)(c)(d)	5,725	5,725
1.30%, 10/01/09 (a)(b)(c)(d)	17,150	17,150
Port Arthur ISD
Unlimited Tax Bonds Series 2008
0.50%, 10/01/09 (a)(b)(c)(d)	3,100	3,100
Red River Education Finance Corp
Higher Education RB (Texas Christian Univ) Series 2007
0.35%, 10/01/09 (a)(b)(c)(d)	5,170	5,170
Round Rock ISD
Unlimited Tax Bonds Series 2007
0.38%, 10/01/09 (a)(b)(c)(d)	10,755	10,755

16

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Antonio
Electric & Gas Systems RB New
Series 2006A
0.70%, 02/01/10	2,890	2,931
Electric & Gas Systems Refunding RB New
Series 1991B
0.96%, 02/01/10 (b)	6,000	5,981
Tax & Revenue Certificates of Obligation
Series 2006
0.65%, 01/14/10 (c)(d)	8,950	8,950
Water System CP Notes
Series A
0.48%, 11/02/09 (c)	5,000	5,000
0.47%, 12/08/09 (c)	4,500	4,500
San Jacinto Community College District
Limited Tax GO Bonds Series 2008
0.35%, 10/01/09 (a)(c)(d)	7,000	7,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Valley Baptist Medical Center) Series 2007
0.26%, 10/07/09 (a)(b)	33,570	33,570
Texas
GO Water Financial Assistance Bonds
Series 2009C1
0.33%, 10/01/09 (a)(c)(d)	7,495	7,495
TRAN
Series 2009
0.46%, 08/31/10	15,000	15,279
0.49%, 08/31/10	8,000	8,148
Texas Southmost College District
Limited Tax Bonds Series 2006
0.30%, 10/01/09 (a)(b)(c)(d)	10,700	10,700
Texas Transportation Commission
GO Mobility Fund Bonds
Series 2007
0.33%, 10/01/09 (a)(c)(d)	10,210	10,210
0.33%, 10/01/09 (a)(c)(d)	11,045	11,045
0.36%, 10/01/09 (a)(c)(d)	15,000	15,000
State Highway Fund First Tier RB
Series 2006
0.33%, 10/01/09 (a)(c)(d)	7,495	7,495
State Highway Fund First Tier RB
Series 2007
0.33%, 10/01/09 (a)(c)(d)	3,330	3,330
Travis Cnty Health Facilities Development Corp
RB (Ascension Health)
Series 1999A
0.71%, 11/15/09 (b)	2,025	2,059
1.78%, 11/15/09	2,850	2,864
Univ of Houston System
Consolidated Refunding RB Series 2008
0.45%, 10/01/09 (a)(c)(d)	5,540	5,540
Univ of Texas
Permanent Univ Fund Refunding Bonds Series 2006B
0.31%, 10/01/09 (a)(c)(d)	11,283	11,283

		541,039

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Utah 0.9%

Intermountain Power Agency
Power Supply Refunding RB Series 2003A
0.45%, 10/01/09 (a)(c)(d)	6,450	6,450
Salt Lake Cnty Municipal Building Auth
Lease RB Series 1999
1.60%, 10/01/09 (b)	2,315	2,315
South Valley Sewer District
Sewer RB Series 2008
0.28%, 10/07/09 (a)(b)(c)(d)	6,180	6,180
Utah Housing Corp
M/F Housing RB (Timbergate Apts)
Series 2009A
0.40%, 10/01/09 (a)(b)	3,125	3,125
S/F Mortgage Bonds
Series 2009-1
0.50%, 10/01/09 (b)	9,400	9,400
Utah Transit Auth
Sales Tax RB
Series 2008A
0.33%, 10/01/09 (a)(c)(d)	3,845	3,845
0.38%, 10/01/09 (a)(c)(d)	7,230	7,230
0.40%, 10/01/09 (a)(c)(d)	9,720	9,720

		48,265

Virginia 1.0%

Montgomery Cnty IDA
RB (Virginia Tech Foundation) Series 2009A
0.32%, 10/01/09 (a)(c)	18,120	18,120
Norfolk Redevelopment & Housing Auth
RB (E2F Student Housing I) Series 2005
0.37%, 10/01/09 (a)(b)	4,190	4,190
Portsmouth Redevelopment & Housing Auth
M/F Housing RB (Phoebus Square Apts) Series 2008
0.32%, 10/01/09 (a)(b)	9,000	9,000
Virginia College Building Auth
Educational Facilities RB Series 2006A
0.39%, 10/01/09 (a)(c)(d)	4,125	4,125
Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2001H1
0.45%, 10/01/09 (a)(c)(d)	3,330	3,330
Winchester IDA
Hospital RB (Winchester Medical Center) Series 1991
0.52%, 10/01/09 (a)(c)(d)	12,540	12,540

		51,305

Washington 2.8%

Cascade Water Alliance
Water System RB Series 2006
0.31%, 10/01/09 (a)(b)(c)(d)	8,615	8,615
Energy Northwest

17

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Electric Refunding RB (Columbia Generating Station)
Series 2004A
0.57%, 07/01/10	3,805	3,938
Electric Refunding RB (Project No. 3)
Series 2001A
0.55%, 07/01/10	1,315	1,363
King Cnty
Sewer RB Series 2009
0.33%, 10/01/09 (a)(c)(d)	3,100	3,100
King Cnty Public Hospital District No.1
Limited Tax GO Refunding Bonds Series 2008A
0.35%, 10/01/09 (a)(b)(c)(d)	7,850	7,850
Marysville SD No. 25
Unlimited Tax GO Bonds Series 2007
0.50%, 12/01/09 (b)	5,000	5,037
Seattle
Drainage & Wastewater RB 2008
0.36%, 10/01/09 (a)(c)(d)	8,100	8,100
Limited Tax GO Refunding Bonds
Series 2008
0.33%, 10/01/09 (a)(c)(d)	4,535	4,535
Snohomish Cnty Public Utility District No.1
Electric System BAN Second Series 2008A
0.55%, 05/26/10	5,400	5,451
Washington
GO Bonds
Series 1992B & AT7
0.50%, 06/01/10	1,450	1,505
GO Bonds
Series 2008A
0.36%, 10/01/09 (a)(c)(d)	24,000	24,000
GO Bonds
Series 2009B
0.33%, 10/01/09 (a)(c)(d)	3,035	3,035
Motor Vehicle Fuel Tax GO Bonds
series 2003C
0.41%, 10/01/09 (a)(c)(d)	85	85
Various Purpose GO Bonds
Series 2005D
0.36%, 10/01/09 (a)(c)(d)	5,200	5,200
Various Purpose GO Bonds
Series 2006D
0.30%, 10/01/09 (a)(b)(c)(d)	20,350	20,350
Various Purpose GO Bonds
Series 2009C
0.33%, 10/01/09 (a)(c)(d)	2,825	2,825
Washington Economic Development Finance Auth
Solid Waste Disposal RB (CleanScapes) Series 2009
0.37%, 10/07/09 (a)(b)	7,895	7,895
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives)
Series 2008D
0.33%, 10/01/09 (a)(c)(d)	7,995	7,995
RB (Children’s Hospital & Regional Medical Center)
Series 2008A
0.28%, 10/07/09 (a)(b)	4,920	4,920
RB (Kadlec Medical Center)

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2006B
1.40%, 10/07/09 (a)(b)(c)	4,000	4,000
RB (Providence Health & Services)
Series 2006A
0.31%, 10/01/09 (a)(b)(c)(d)	19,775	19,775

		149,574

West Virginia 0.0%

Monongalia Cnty Building Commission
Refunding & RB (Monongalia General Hospital) Series 2008A
0.40%, 10/01/09 (a)(b)(d)	195	195

Wisconsin 1.9%

Milwaukee
GO CP Promissory Notes
Series 2008C2
0.53%, 01/27/10 (b)	6,000	6,000
RAN
Series 2009M4
0.54%, 06/30/10	5,000	5,073
Milwaukee Redevelopment Auth
Redevelopment Lease RB (Univ of Wisconsin) Series 2005
0.40%, 10/01/09 (a)(b)	6,375	6,375
Wisconsin
GO Bonds
Series 2001F
0.66%, 05/01/10	1,325	1,358
GO Bonds
Series 2008A
0.49%, 05/01/10	1,000	1,020
GO CP Notes 2005A
0.45%, 10/06/09 (c)	5,000	5,000
Operating Notes
Series 2009
0.48%, 06/15/10	12,000	12,170
Transportation RB
Series 2007A
0.60%, 03/25/10 (b)(c)(d)	8,065	8,065
Transportation RB
Series 2008A
0.53%, 07/01/10	325	336
0.55%, 07/01/10	1,500	1,550
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care)
Series 2008B
1.60%, 11/13/09 (b)	11,965	11,968
RB (Gundersen Lutheran)
Series 2000A
1.60%, 10/01/09 (a)(b)(c)	13,000	13,000
RB (Marquette Univ)
Series 2008B2
0.40%, 10/01/09 (a)(b)	10,000	10,000
RB (Marquette Univ)
Series 2008B3
0.40%, 10/01/09 (a)(b)	4,100	4,100
Refunding RB (Lawrence Univ)
Series 2009
0.40%, 10/01/09 (a)(b)	4,145	4,145
Refunding RB (Marquette Univ)
Series 2008B1

18

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.40%, 10/01/09 (a)(b)	10,000	10,000

		100,160

Total Municipal Securities (Cost $5,303,592)		5,303,592

End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $5,303,592.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,083,910 or 38.9% of net assets.
BAN — Bond anticipation note
COP — Certificate of participation
CP — Commercial paper
GO — General obligation
HFA — Housing finance agency/authority
IDA — Industrial development agency/authority
IDB — Industrial development board
IDRB — Industrial development revenue bond
ISD — Independent school district
M/F — Multi-family
RAN — Revenue anticipation note
RB — Revenue bond
SD — School district
S/F — Single-family
TAN — Tax anticipation note
TRAN — Tax and revenue anticipation note
USD — Unified school district
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

19

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities — (a)	$—	$5,303,592	$—	$5,303,592

Total	$—	$5,303,592	$—	$5,303,592

*	The funds had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47707SEP09 — 00

20

The Charles Schwab Family of Funds
Schwab Government Money Fund
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

73.4%	Federal Agency Securities	10,421,580	10,421,580
2.5%	Variable-Rate Obligations	350,000	350,000
5.1%	Short-Term Investments	724,774	724,774
20.2%	Other Investments	2,861,138	2,861,138
1.7%	U.S. Government Securities	237,955	237,955

102.9%	Total Investments	14,595,447	14,595,447
(2.9)%	Other Assets and Liabilities, Net		(407,710)

100.0%	Net Assets		14,187,737

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 73.4% of net assets

Fixed-Rate Coupon Notes 21.7%

Fannie Mae
0.20%, 12/15/09	63,255	63,826
0.50%, 01/15/10	33,445	34,118
0.72%, 01/15/10	25,000	25,503
0.20%, 01/15/10	198,282	202,270
0.38%, 06/15/10	15,569	16,308
Federal Home Loan Bank
0.52%, 10/02/09	100,000	100,005
0.80%, 10/02/09	16,800	16,801
0.53%, 10/02/09	50,000	50,002
0.52%, 10/09/09	27,200	27,222
0.80%, 10/09/09	13,995	14,006
1.04%, 10/09/09	30,000	30,024
0.28%, 10/09/09	5,080	5,084
0.44%, 11/24/09	100,000	100,000
1.00%, 01/15/10	50,000	50,015
0.53%, 02/04/10	100,000	99,999
0.67%, 02/05/10	230,000	231,991
1.05%, 02/12/10	50,000	49,992
1.06%, 02/17/10	30,000	29,998
1.12%, 02/18/10	40,000	39,984

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.09%, 02/26/10	83,395	83,364
1.10%, 03/05/10	40,000	40,029
0.75%, 03/05/10	75,000	75,053
1.15%, 03/11/10	50,000	49,987
0.90%, 03/12/10	33,735	34,186
1.18%, 03/18/10	50,000	49,989
1.00%, 03/26/10	75,000	74,978
0.50%, 04/13/10	100,000	100,209
0.88%, 04/15/10	56,810	56,807
0.80%, 04/23/10	100,000	99,995
0.80%, 04/28/10	50,000	50,003
0.30%, 05/11/10	15,000	15,016
0.35%, 05/14/10	50,000	51,393
0.66%, 05/26/10	87,940	87,847
0.40%, 05/28/10	75,000	75,073
0.55%, 06/03/10	120,000	119,997
0.38%, 06/11/10	17,950	18,431
0.60%, 06/18/10	50,000	49,982
0.38%, 06/18/10	15,650	15,914
0.60%, 07/13/10	24,700	24,680
0.57%, 07/22/10	6,520	6,519
0.55%, 07/29/10	35,350	35,348
0.58%, 08/05/10	50,000	49,984
0.61%, 08/13/10	100,000	102,377
0.52%, 08/27/10	50,000	50,382
0.52%, 10/19/10	100,000	99,973
Freddie Mac
1.30%, 11/03/09	50,000	50,186
0.25%, 11/03/09	100,000	100,371
0.55%, 11/16/09	22,150	22,213
0.25%, 11/16/09	28,965	29,048
0.35%, 12/15/09	45,000	45,344
0.20%, 12/15/09	66,681	67,190
0.35%, 02/09/10	23,000	23,368
0.36%, 03/01/10	40,000	40,665

		3,083,049

Fixed-Rate Discount Notes 36.4%

Fannie Mae
0.26%, 10/01/09	136,000	136,000
0.28%, 10/28/09	74,250	74,234
0.14%, 11/02/09	163,953	163,932
0.26%, 11/02/09	785,136	784,953
0.20%, 11/05/09	100,000	99,981
0.20%, 11/06/09	100,000	99,980
0.30%, 11/18/09	8,000	7,997
0.76%, 12/01/09	50,000	49,936
0.20%, 12/01/09	322,778	322,669
0.49%, 12/21/09	90,100	90,001
0.17%, 01/04/10	170,428	170,354
0.18%, 01/04/10	31,250	31,235
0.20%, 01/04/10	24,551	24,538
0.16%, 01/04/10	39,300	39,283
0.31%, 01/06/10	36,750	36,719
0.52%, 01/19/10	97,210	97,056
0.27%, 01/27/10	29,418	29,392
0.28%, 02/03/10	30,000	29,971
0.33%, 03/01/10	37,160	37,108

1

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Farm Credit Bank
0.24%, 10/16/09	3,000	3,000
0.24%, 10/19/09	24,000	23,997
0.24%, 10/28/09	22,000	21,996
Federal Home Loan Bank
0.19%, 10/02/09	500,000	499,997
0.72%, 10/08/09	45,000	44,994
0.20%, 10/09/09	50,000	49,998
0.55%, 10/13/09	85,000	84,984
0.25%, 10/16/09	10,000	9,999
0.35%, 10/21/09	10,100	10,098
0.20%, 11/04/09	200,000	199,962
0.19%, 11/06/09	6,600	6,599
0.20%, 11/12/09	53,000	52,988
0.20%, 11/13/09	52,000	51,988
0.81%, 11/18/09	65,000	64,931
0.17%, 12/02/09	162,292	162,246
0.17%, 12/04/09	106,261	106,229
0.89%, 12/04/09	31,000	30,952
0.30%, 01/13/10	49,127	49,084
0.95%, 01/19/10	50,000	49,856
0.29%, 01/22/10	13,000	12,988
0.31%, 01/22/10	59,430	59,372
Freddie Mac
0.19%, 10/05/09	173,875	173,871
0.22%, 10/05/09	50,000	49,999
0.25%, 10/19/09	200,000	199,975
0.19%, 11/09/09	7,900	7,898
0.24%, 11/09/09	75,000	74,981
0.25%, 11/16/09	65,000	64,979
0.24%, 11/17/09	10,000	9,997
0.25%, 12/14/09	19,140	19,130
0.28%, 12/14/09	137,400	137,321
0.18%, 12/22/09	100,000	99,959
0.20%, 01/05/10	13,900	13,893
0.20%, 01/20/10	36,500	36,478
0.23%, 01/20/10	75,000	74,947
0.24%, 01/20/10	25,000	24,982
0.35%, 02/03/10	23,825	23,796
0.45%, 02/04/10	42,635	42,568
1.01%, 02/04/10	25,000	24,913
0.35%, 02/04/10	16,800	16,779
0.50%, 03/16/10	8,400	8,381
0.25%, 03/23/10	135,500	135,339

		5,161,783

Variable-Rate Coupon Notes 15.3%

Fannie Mae
0.40%, 10/13/09	100,000	99,948
0.45%, 10/21/09	100,000	100,000
0.40%, 11/12/09	50,000	49,998
Federal Farm Credit Bank
0.07%, 10/16/09	50,000	50,000
0.26%, 10/28/09	71,000	71,000
Federal Home Loan Bank
0.54%, 10/05/09	50,000	50,000
0.35%, 10/11/09	25,000	25,005
0.20%, 10/13/09	250,000	249,830
0.41%, 10/13/09	100,000	99,961
0.16%, 10/23/09	75,000	74,981

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.17%, 10/28/09	40,000	39,996
0.27%, 11/08/09	100,000	100,000
0.40%, 11/19/09	50,000	49,993
0.25%, 11/20/09	50,000	50,000
0.12%, 12/15/09	50,000	49,997
0.00%, 12/22/09 (e)	50,000	50,000
Freddie Mac
0.15%, 10/05/09	50,000	50,000
0.15%, 12/07/09	50,000	50,000
0.17%, 10/07/09	20,000	19,999
0.18%, 10/08/09	50,000	50,000
0.41%, 10/12/09	150,000	150,000
0.41%, 10/14/09	200,000	200,038
0.67%, 10/30/09	150,000	150,054
0.31%, 12/03/09	100,000	99,970
0.12%, 12/07/09	125,000	124,994
0.26%, 12/24/09	71,000	70,984

		2,176,748

Total Federal Agency Securities (Cost $10,421,580)		10,421,580

Variable-Rate Obligations 2.5% of net assets

Bank of America, N.A., (FDIC Insured)
0.42%, 11/05/09 (a)(d)	100,000	100,000
Freddie Mac
0.33%, 10/10/09	150,000	150,000
General Electric Capital Corp., (FDIC Insured)
0.71%, 12/09/09 (a)(d)	100,000	100,000

Total Variable-Rate Obligations (Cost $350,000)		350,000

Short-Term Investments 5.1% of net assets

Commercial Paper & Other Corporate Obligations 5.1%

Citigroup Funding, Inc., (FDIC Insured)
0.19%, 10/22/09 (a)(d)	100,000	99,989
0.19%, 10/26/09 (a)(d)	100,000	99,987
Straight A Funding, L.L.C.
0.28%, 11/04/09 (a)(b)(c)(f)	30,000	29,992
0.28%, 11/05/09 (a)(b)(c)(f)	15,000	14,996
0.27%, 11/10/09 (a)(b)(c)(f)	75,113	75,090
0.26%, 11/12/09 (a)(b)(c)(f)	25,000	24,992
0.27%, 11/13/09 (a)(b)(c)(f)	25,000	24,992
0.23%, 12/03/09 (a)(b)(c)(f)	20,746	20,738
0.23%, 12/07/09 (a)(b)(c)(f)	40,148	40,131
0.23%, 12/08/09 (a)(b)(c)(f)	35,000	34,985
0.23%, 12/10/09 (a)(b)(c)(f)	200,000	199,910
0.23%, 12/14/09 (a)(b)(c)(f)	11,000	10,995
0.23%, 12/15/09 (a)(b)(c)(f)	48,000	47,977

Total Short-Term Investments (Cost $724,774)		724,774

2

Schwab Government Money Fund
Portfolio Holdings (unaudited) continued

Issuer	Face/Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 20.2% of net assets

Repurchase Agreements 20.2%

Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $618,000
0.06%, issued 09/30/09, due 10/01/09	600,001	600,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $102,000
0.02%, issued 09/30/09, due 10/01/09	100,000	100,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $525,000
0.12%, issued 09/24/09, due 10/01/09	500,012	500,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $314,956
0.12%, issued 09/28/09, due 10/05/09	300,007	300,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $266,366
0.07%, issued 09/30/09, due 10/01/09	261,139	261,138
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $306,000
0.03%, issued 09/30/09, due 10/01/09	300,000	300,000
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $624,000
0.08%, issued 09/30/09, due 10/01/09	600,001	600,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $210,000
0.13%, issued 09/24/09, due 10/01/09	200,005	200,000

Total Other Investments (Cost $2,861,138)		2,861,138

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 1.7% of net assets

U.S. Treasury Bills 1.7%

U.S. Treasury Bills
0.16%, 11/12/09	200,000	199,963
0.18%, 11/12/09	38,000	37,992

Total U.S. Government Securities (Cost $237,955)		237,955

End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $14,595,447.

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $524,798 or 3.7% of net assets.

(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

(e)	Zero coupon bond.

(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

3

Schwab Government Money Fund
Portfolio Holdings (unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Federal Agency Securities — (a)	$—	$10,421,580	$—	$10,421,580
Variable-Rate Obligations	—	350,000	—	350,000
Short-Term Investments — (a)	—	724,774	—	724,774
Other Investments — (a)	—	2,861,138	—	2,861,138
U.S. Government Securities — (a)	—	237,955	—	237,955

Total	$—	$14,595,447	$—	$14,595,447

*	The funds had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47701SEP09 — 00

4

The Charles Schwab Family of Funds
Schwab Massachusetts AMT Tax-Free Money FundTM
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.6%	Municipal Securities	460,365	460,365

99.6%	Total Investments	460,365	460,365
0.4%	Other Assets and Liabilities, Net		1,847

100.0%	Net Assets		462,212

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.6% of net assets

Massachusetts 98.6%

Boston Industrial Development Financing Auth
IDRB (Fenway Community Health Center) Series 2006B
0.31%, 10/07/09 (a)(b)	1,550	1,550
Danvers
GO BAN Series 2009
0.48%, 07/09/10	6,000	6,070
Malden
GO BAN Series A
0.59%, 04/30/10	5,000	5,033
Massachusetts
GO Bonds Consolidated Loan of 2000
Series A
0.50%, 02/01/10 (b)	5,740	5,899
0.72%, 02/01/10 (b)	3,550	3,648
GO Bonds Consolidated Loan of 2000
Series B
0.68%, 06/01/10 (b)	2,300	2,369
GO Bonds Consolidated Loan of 2001
Series C
1.45%, 12/01/09	4,000	4,027
GO Bonds Consolidated Loan of 2002
Series E
0.65%, 01/01/10	1,570	1,589
GO Bonds Consolidated Loan of 2004
Series D
1.30%, 10/01/09 (a)(c)(d)	6,685	6,685
GO Bonds Consolidated Loan of 2007
Series C
0.34%, 10/01/09 (a)(c)(d)	4,315	4,315
0.36%, 10/01/09 (a)(c)(d)	17,000	17,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.45%, 10/01/09 (a)(c)(d)	3,900	3,900
GO RAN
Series 2009C
0.40%, 06/24/10	5,000	5,076
GO Refunding Bonds
Series 1998A
0.32%, 10/01/09 (a)(c)	300	300
GO Refunding Bonds
Series 2001B
0.35%, 10/01/09 (a)(c)	2,885	2,885
GO Refunding Bonds
Series 2004A
1.30%, 10/01/09 (a)(c)(d)	2,235	2,235
1.30%, 10/01/09 (a)(c)(d)	1,300	1,300
1.30%, 10/01/09 (a)(c)(d)	5,390	5,390
GO Refunding Bonds
Series 2004B
1.30%, 10/01/09 (a)(c)(d)	5,160	5,160
Special Obligation RB Consolidated Loan of 2005
Series A
1.31%, 10/01/09 (a)(c)(d)	5,975	5,975
Massachusetts Bay Transportation Auth
Assessment Bonds
Series 2006A
0.30%, 10/01/09 (a)(c)(d)	5,900	5,900
CP Sales Tax BAN
Series A
0.35%, 11/05/09 (c)	2,000	2,000
0.40%, 12/03/09 (c)	8,475	8,475
General Transportation System Refunding Bonds
Series 1994A
0.71%, 03/01/10	4,065	4,171
Sr Sales Tax Bonds
Series 2004C
1.31%, 10/01/09 (a)(c)(d)	2,160	2,160
Sr Sales Tax Bonds
Series 2005A
0.30%, 10/01/09 (a)(c)(d)	1,000	1,000
Sr Sales Tax Bonds
Series 2007A1
0.35%, 10/01/09 (a)(c)(d)	5,020	5,020
Sr Sales Tax Bonds
Series 2008A1
0.25%, 10/07/09 (a)(c)	1,000	1,000
Massachusetts Development Finance Agency
RB (Abby Kelley Foster Charter Public School)
Series 2008
0.35%, 10/01/09 (a)(b)	1,500	1,500
RB (Babson College)
Series 2008A
0.30%, 10/01/09 (a)(b)	4,700	4,700
RB (Berkshire School)
Series 2001
0.57%, 10/01/09 (a)(b)	10,500	10,500
RB (Boston College)
Series P
0.35%, 10/01/09 (a)(c)(d)	7,350	7,350

1

Schwab Massachusetts AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Boston Univ)
Series U5A
0.35%, 10/24/09 (a)(b)	5,570	5,570
RB (Boston Univ)
Series U5B
0.20%, 10/01/09 (a)(b)	5,695	5,695
RB (Clark Univ)
Series 2008
0.26%, 10/07/09 (a)(b)	9,300	9,300
RB (Eaglebrook School)
Series 2007
0.32%, 10/07/09 (a)(b)	225	225
RB (Fay School)
Series 2008
0.32%, 10/01/09 (a)(b)	5,400	5,400
RB (Fessenden School)
Series 2001
0.37%, 10/01/09 (a)(b)	6,450	6,450
RB (Greater Boston Food Bank)
Series 2008A
0.31%, 10/07/09 (a)(b)	7,395	7,395
RB (Marine Biological Laboratory)
Series 2006
0.37%, 10/01/09 (a)(b)	7,970	7,970
RB (Sophia Snow Home)
Series 2004A
0.32%, 10/07/09 (a)(b)	765	765
RB (Tabor Academy)
Series 2007B
0.45%, 10/01/09 (a)(b)	4,710	4,710
RB (Thayer Academy)
Series 2007
0.37%, 10/01/09 (a)(b)(c)	11,200	11,200
RB (WGBH Educational Foundation)
Series 2008B
0.38%, 10/01/09 (a)(b)(c)(d)	13,649	13,649
RB (Worcester Academy)
Series 2000
0.57%, 10/01/09 (a)(b)	4,210	4,210
RB (Worcester Academy)
Series 2008
0.32%, 10/01/09 (a)(b)	300	300
RB (YMCA of Greater Worcester)
Series 2006
0.29%, 10/07/09 (a)(b)	7,575	7,575
Refunding RB (Tabor Academy)
Series 2007A
0.45%, 10/01/09 (a)(b)	2,030	2,030
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
0.48%, 07/08/10	4,928	4,928
RB (Harvard Univ)
Series 2008B
0.31%, 10/01/09 (a)(c)(d)	3,895	3,895
RB (Harvard Univ)
Series 2009A
0.31%, 10/01/09 (a)(c)(d)	11,000	11,000
RB (Hillcrest Extended Care Services)
Series A
0.31%, 10/07/09 (a)(b)	1,440	1,440

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (MIT)
Series 2008N
0.31%, 10/01/09 (a)(c)(d)	4,160	4,160
RB (MIT)
Series 2008O
0.36%, 10/01/09 (a)(c)(d)	6,010	6,010
RB (MIT)
Series 2002K
0.40%, 10/01/09 (a)(c)(d)	10,510	10,510
RB (Museum of Fine Arts)
Series 2007A2
0.27%, 10/01/09 (a)(c)	10,500	10,500
RB (Partners HealthCare System)
Series 2008H1
0.50%, 01/13/10	15,000	15,000
0.43%, 03/11/10	6,000	6,000
RB (South Shore Hospital)
Series 2008G
0.43%, 10/01/09 (a)(b)(c)	3,160	3,160
RB (Suffolk Univ)
Series 2008A
0.32%, 10/01/09 (a)(b)	8,750	8,750
RB (Worcester City Campus — Univ of Massachusetts)
Series 2005D
0.43%, 10/01/09 (a)(b)(c)(d)	12,005	12,005
RB (Worcester City Campus — Univ of Massachusetts)
Series 2007E&F
0.31%, 10/01/09 (a)(b)(c)(d)	2,980	2,980
Refunding RB (Suffolk Univ)
Series 2007B
0.37%, 10/01/09 (a)(b)	3,650	3,650
Massachusetts HFA
Housing Bonds Series 2003H
0.36%, 10/01/09 (a)(c)(d)	2,495	2,495
Massachusetts Port Auth
RB Series 2005A
0.31%, 10/01/09 (a)(b)(c)(d)	6,765	6,765
Massachusetts School Building Auth
CP
Series A
0.40%, 12/10/09 (b)	5,400	5,400
0.32%, 12/11/09 (b)	15,000	15,000
Dedicated Sales Tax Bonds
Series 2005A
0.36%, 10/01/09 (a)(c)(d)	5,200	5,200
0.36%, 10/01/09 (a)(c)(d)	5,000	5,000
0.43%, 10/01/09 (a)(c)(d)	8,175	8,175
Dedicated Sales Tax Bonds
Series 2007A
0.36%, 10/01/09 (a)(c)(d)	12,600	12,600
0.36%, 10/01/09 (a)(c)(d)	2,685	2,685
Massachusetts Water Pollution Abatement Trust
State Revolving Fund Bonds Series 14
0.31%, 10/01/09 (a)(c)(d)	5,245	5,245
Massachusetts Water Resources Auth
General RB
Series 2002B
0.36%, 10/01/09 (a)(c)(d)	3,900	3,900

2

Schwab Massachusetts AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

General RB
Series 2008A
0.43%, 10/01/09 (a)(c)(d)	6,025	6,025
General Refunding RB
Series 2007B
0.36%, 10/01/09 (a)(c)(d)	5,345	5,345
1.31%, 10/01/09 (a)(c)(d)	7,175	7,175
Needham
GO BAN 2009
0.44%, 12/15/09	10,000	10,022
New Bedford
GO BAN 2009
0.80%, 02/12/10	6,252	6,279
Univ of Massachusetts Building Auth
Facilities RB SR Series 2008A
0.33%, 10/07/09 (a)(c)	2,700	2,700
Weymouth
GO BAN
0.66%, 09/16/10	5,000	5,040

		455,665

Puerto Rico 1.0%

Puerto Rico Highway & Transportation Auth
Transportation RB Series A
0.40%, 10/07/09 (a)(b)	4,700	4,700

Total Municipal Securities (Cost $460,365)		460,365

End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $460,365.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $208,209 or 45.0% of net assets.
BAN — Bond anticipation note
CP — Commercial paper
GO — General obligation
HFA — Housing finance agency/authority
IDRB — Industrial development revenue bond
RAN — Revenue anticipation note
RB — Revenue bond

3

Schwab Massachusetts AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities — (a)	$—	$460,365	$—	$460,365

Total	$—	$460,365	$—	$460,365

*	The funds had no Other Financial Instruments

(a)	as categorized in Portfolio Holdings
REG47708SEP09 — 00

4

The Charles Schwab Family of Funds
Schwab Money Market FundTM
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

85.5%	Fixed-Rate Obligations	11,992,074	11,992,074
9.8%	Variable-Rate Obligations	1,370,879	1,370,879
3.8%	Other Investments	527,766	527,766
1.9%	U.S. Government Security	274,858	274,858

101.0%	Total Investments	14,165,577	14,165,577
(1.0)%	Other Assets and Liabilities, Net		(139,840)

100.0%	Net Assets		14,025,737

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 85.5% of net assets

Certificates of Deposit 33.8%

Abbey National Treasury Services PLC
0.19%, 10/02/09 (a)	50,000	50,000
0.23%, 10/22/09 (a)	15,000	15,000
Australia & New Zealand Banking Group Ltd.
0.85%, 10/22/09	4,000	4,000
0.22%, 11/16/09	8,000	8,000
0.50%, 12/03/09	41,000	41,000
0.50%, 12/15/09	30,000	30,000
0.48%, 12/16/09	48,000	48,000
Banco Bilbao Vizcaya Argentaria S.A.
0.30%, 10/27/09	59,000	59,000
0.30%, 10/29/09	50,000	50,000
0.30%, 11/04/09	35,000	35,000
Bank of America, N.A.
0.55%, 10/16/09	18,000	18,000
0.61%, 10/21/09	11,000	11,000
0.60%, 10/22/09	23,000	23,000
0.60%, 01/20/10	39,000	39,000
0.63%, 02/08/10	162,000	162,000
0.63%, 02/09/10	135,000	135,000
0.60%, 02/17/10	48,000	48,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.49%, 03/04/10	1,000	1,000
0.44%, 03/11/10	101,000	101,000
Bank of Ireland
0.60%, 10/09/09	55,000	55,000
Bank of Nova Scotia
0.26%, 10/01/09	64,000	64,000
0.31%, 10/19/09	25,000	25,000
0.30%, 10/23/09	91,000	91,000
0.30%, 10/28/09	34,000	34,000
Bank of the West
0.30%, 12/28/09	42,000	42,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.67%, 01/11/10	37,000	37,000
0.78%, 05/18/10	49,000	49,000
Barclays Bank PLC
1.05%, 12/10/09	10,000	10,000
0.68%, 02/11/10	19,000	19,000
0.67%, 02/16/10	73,000	73,000
BNP Paribas
0.47%, 01/07/10	120,000	120,000
0.47%, 01/08/10	122,000	122,000
0.42%, 01/28/10	160,000	160,000
0.42%, 02/01/10	15,000	15,000
0.36%, 03/10/10	110,000	110,000
0.34%, 03/15/10	40,000	40,000
Branch Banking & Trust
0.45%, 10/23/09	18,000	18,000
0.42%, 11/04/09	17,000	17,000
Citibank, N.A.
0.57%, 10/05/09	4,000	4,000
0.54%, 10/14/09	50,000	50,000
0.47%, 10/26/09	46,000	46,000
0.40%, 11/05/09	17,000	17,000
0.38%, 11/06/09	35,000	35,000
0.37%, 11/10/09	8,000	8,000
0.48%, 03/02/10	97,000	97,000
Commonwealth Bank of Australia
0.28%, 11/19/09	39,000	39,000
0.48%, 12/17/09	8,000	8,000
0.48%, 01/06/10	21,000	21,000
Credit Agricole S.A.
0.53%, 10/09/09	55,000	55,000
0.54%, 10/15/09	72,000	72,000
0.24%, 12/04/09	81,000	81,000
Deutsche Bank AG
0.30%, 11/06/09	30,000	30,000
0.36%, 11/20/09	113,000	113,000
DnB NOR Bank ASA
0.26%, 11/24/09	41,000	41,000
Intesa Sanpaolo
0.46%, 10/13/09	67,000	67,000
0.44%, 10/23/09	40,000	40,000
0.33%, 03/23/10	35,000	35,000
Lloyds TSB Bank PLC
0.69%, 03/01/10	158,000	158,000
0.66%, 03/24/10	49,000	49,000

1

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Mitsubishi UFJ Trust & Banking Corp.
0.47%, 10/20/09	100,000	100,000
0.55%, 06/01/10	23,000	23,000
Mizuho Corporate Bank Ltd.
0.33%, 11/13/09	50,000	50,000
0.25%, 12/02/09	75,000	75,000
0.25%, 12/03/09	15,000	15,000
National Australia Bank Ltd.
1.10%, 10/19/09	42,000	42,000
1.00%, 10/22/09	23,000	23,000
0.50%, 12/21/09	30,000	30,000
0.51%, 12/22/09	12,000	12,000
0.50%, 01/04/10	7,000	7,000
0.52%, 01/07/10	97,000	97,001
Rabobank Nederland
0.55%, 09/08/10	93,000	93,000
0.55%, 09/13/10	6,000	6,000
0.52%, 09/14/10	36,000	36,000
Royal Bank of Canada
0.30%, 03/22/10	115,000	115,000
Royal Bank of Scotland PLC
0.69%, 10/07/09	17,000	17,000
0.62%, 10/21/09	25,000	25,000
0.57%, 10/30/09	2,000	2,000
0.59%, 11/05/09	19,000	19,000
0.93%, 03/08/10	137,000	137,000
Societe Generale
0.35%, 11/19/09	72,000	72,000
0.38%, 11/20/09	54,000	54,000
0.32%, 12/18/09	50,000	50,001
Sumitomo Mitsui Banking Corp.
0.32%, 11/17/09	60,000	60,000
Sumitomo Trust & Banking Co.
0.42%, 11/05/09	12,000	12,000
0.42%, 11/09/09	55,000	55,000
Svenska Handelsbanken AB
0.30%, 11/03/09	115,000	115,000
0.26%, 11/24/09	24,000	24,001
Toronto Dominion Bank
0.90%, 11/02/09	40,000	40,009
0.52%, 11/16/09	20,000	20,000
0.50%, 12/02/09	38,000	38,000
0.90%, 06/11/10	60,000	60,000
0.50%, 06/15/10	7,000	7,000
0.68%, 08/16/10	18,000	18,000
Union Bank, N.A.
0.34%, 11/17/09	50,000	50,000
0.34%, 11/30/09	6,000	6,000
Westpac Banking Corp.
0.50%, 12/14/09	75,000	75,000
0.51%, 01/04/10	13,000	13,000

		4,738,012

Commercial Paper & Other Corporate Obligations 33.1%

Alpine Securitization Corp.
0.34%, 10/08/09 (a)(b)(c)	37,000	36,998
0.40%, 10/08/09 (a)(b)(c)	27,000	26,998
0.20%, 10/19/09 (a)(b)(c)	28,000	27,997
0.24%, 12/11/09 (a)(b)(c)	60,000	59,972

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Amsterdam Funding Corp.
0.40%, 10/14/09 (a)(b)(c)	35,000	34,995
0.30%, 11/10/09 (a)(b)(c)	26,000	25,991
0.27%, 11/16/09 (a)(b)(c)	18,000	17,994
ANZ National (Int’l) Ltd.
0.34%, 10/26/09 (a)	27,000	26,994
Atlantic Asset Securitization, L.L.C.
0.25%, 01/04/10 (a)(b)(c)	80,000	79,947
Atlantis One Funding Corp.
0.85%, 10/23/09 (a)(b)(c)	176,000	175,909
0.65%, 10/27/09 (a)(b)(c)	67,000	66,969
0.83%, 10/27/09 (a)(b)(c)	40,000	39,976
Australia & New Zealand Banking Group Ltd.
0.38%, 02/18/10	15,000	14,978
Bank of America Corp.
0.37%, 03/18/10	60,000	59,896
CAFCO, L.L.C.
0.35%, 11/02/09 (a)(b)(c)	31,000	30,990
Cancara Asset Securitization, L.L.C.
0.40%, 11/20/09 (a)(b)(c)	2,650	2,649
CBA (Delaware) Finance, Inc.
0.24%, 12/03/09 (a)	39,000	38,984
Chariot Funding, L.L.C.
0.20%, 10/02/09 (a)(b)(c)	29,000	29,000
0.32%, 10/07/09 (a)(b)(c)	18,000	17,999
0.20%, 10/08/09 (a)(b)(c)	30,000	29,999
0.20%, 10/14/09 (a)(b)(c)	10,000	9,999
0.19%, 10/15/09 (a)(b)(c)	55,000	54,996
0.19%, 10/19/09 (a)(b)(c)	43,000	42,996
0.21%, 11/04/09 (a)(b)(c)	9,000	8,998
Ciesco L.L.C.
0.35%, 11/16/09 (a)(b)(c)	100,000	99,955
0.31%, 11/19/09 (a)(b)(c)	23,000	22,990
Citigroup Funding, Inc.
0.38%, 10/08/09 (a)	1,000	1,000
CRC Funding, L.L.C.
0.43%, 10/14/09 (a)(b)(c)	7,000	6,999
0.32%, 11/20/09 (a)(b)(c)	47,000	46,979
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.54%, 10/07/09 (b)(c)	4,000	4,000
0.52%, 10/14/09 (b)(c)	41,000	40,992
0.45%, 10/26/09 (b)(c)	7,000	6,998
0.29%, 12/09/09 (b)(c)	72,000	71,960
0.28%, 12/22/09 (b)(c)	66,000	65,958
Danske Corp. (Danish Government Guarantee)
0.40%, 11/03/09 (a)(c)	100,000	99,963
0.52%, 01/15/10 (a)(c)	38,000	37,942
DnB NOR Bank ASA
0.26%, 11/23/09	70,000	69,973
Enterprise Funding Corp.
0.28%, 11/02/09 (a)(b)(c)	12,000	11,997
0.30%, 11/17/09 (a)(b)(c)	110,509	110,466
Falcon Asset Securitization Corp.
0.19%, 10/02/09 (a)(b)(c)	10,000	10,000
0.20%, 10/06/09 (a)(b)(c)	70,000	69,998

2

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.19%, 10/19/09 (a)(b)(c)	50,000	49,995
0.19%, 10/23/09 (a)(b)(c)	15,000	14,998
0.19%, 10/29/09 (a)(b)(c)	9,000	8,999
Gemini Securitization Corp., L.L.C.
0.21%, 10/05/09 (a)(b)(c)	66,000	65,998
General Electric Capital Corp., (FDIC Insured)
0.42%, 11/05/09 (a)(e)	70,000	69,971
0.42%, 11/06/09 (a)(e)	70,000	69,971
0.40%, 11/09/09 (a)(e)	62,000	61,973
HSBC USA, Inc.
0.21%, 11/18/09	28,000	27,992
JP Morgan Chase Funding, Inc.
0.30%, 10/06/09 (a)	30,000	29,999
0.28%, 11/13/09 (a)	109,000	108,964
Jupiter Securitization Corp.
0.20%, 10/01/09 (a)(b)(c)	59,517	59,517
0.20%, 10/08/09 (a)(b)(c)	10,000	10,000
0.19%, 10/16/09 (a)(b)(c)	31,000	30,998
0.19%, 10/19/09 (a)(b)(c)	38,000	37,996
0.21%, 10/22/09 (a)(b)(c)	18,000	17,998
0.19%, 10/26/09 (a)(b)(c)	12,000	11,998
Kitty Hawk Funding Corp.
0.18%, 10/05/09 (a)(b)(c)	2,573	2,573
0.28%, 11/16/09 (a)(b)(c)	19,120	19,113
Manhattan Asset Funding Capital Co., L.L.C.
0.27%, 10/19/09 (a)(b)(c)	20,000	19,997
Market Street Funding Corp.
0.33%, 10/16/09 (a)(b)(c)	35,000	34,995
0.21%, 10/26/09 (a)(b)(c)	34,000	33,995
Nationwide Building Society
0.65%, 10/05/09	41,000	40,997
0.58%, 01/06/10	15,000	14,977
Nokia Corp.
0.18%, 10/13/09 (c)	10,000	9,999
0.18%, 10/14/09 (c)	10,000	9,999
Nordea North America, Inc.
0.20%, 10/16/09 (a)	42,606	42,602
0.20%, 10/26/09 (a)	141,000	140,980
Old Line Funding, L.L.C.
0.37%, 10/01/09 (a)(b)(c)	25,114	25,114
0.33%, 10/15/09 (a)(b)(c)	15,000	14,998
0.20%, 10/22/09 (a)(b)(c)	56,692	56,685
0.22%, 11/09/09 (a)(b)(c)	21,014	21,009
0.24%, 12/08/09 (a)(b)(c)	8,000	7,996
0.50%, 02/10/10 (a)(b)(c)	40,000	39,927
0.50%, 02/11/10 (a)(b)(c)	40,000	39,926
Park Avenue Receivables Co., L.L.C.
0.19%, 10/19/09 (a)(b)(c)	80,000	79,992
Ranger Funding Co., L.L.C.
0.20%, 10/15/09 (a)(b)(c)	12,000	11,999
0.20%, 10/20/09 (a)(b)(c)	79,888	79,880
0.20%, 10/22/09 (a)(b)(c)	35,000	34,996
0.20%, 10/23/09 (a)(b)(c)	9,012	9,011
0.30%, 11/17/09 (a)(b)(c)	39,000	38,985

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Reckitt Benckiser Treasury Services PLC
0.20%, 10/22/09 (a)(c)	17,000	16,998
Sheffield Receivables Corp.
0.23%, 10/01/09 (a)(b)(c)	17,000	17,000
0.30%, 11/19/09 (a)(b)(c)	20,000	19,992
Societe General North America, Inc.
0.50%, 06/08/10 (a)	35,000	34,879
Solitaire Funding, L.L.C.
0.33%, 10/20/09 (a)(b)(c)	30,000	29,995
0.42%, 10/27/09 (a)(b)(c)	25,000	24,992
0.43%, 11/03/09 (a)(b)(c)	68,000	67,973
0.42%, 11/10/09 (a)(b)(c)	15,000	14,993
0.32%, 11/24/09 (a)(b)(c)	27,000	26,987
0.38%, 01/04/10 (a)(b)(c)	18,000	17,982
Starbird Funding Corp.
0.21%, 10/13/09 (a)(b)(c)	27,000	26,998
0.24%, 12/18/09 (a)(b)(c)	10,000	9,995
Straight A Funding, L.L.C.
0.33%, 10/20/09 (a)(b)(c)(g)	9,000	8,998
0.21%, 10/27/09 (a)(b)(c)(g)	25,812	25,808
0.28%, 11/04/09 (a)(b)(c)(g)	25,000	24,993
0.28%, 11/05/09 (a)(b)(c)(g)	25,000	24,993
0.28%, 11/06/09 (a)(b)(c)(g)	20,000	19,994
0.26%, 11/12/09 (a)(b)(c)(g)	10,000	9,997
0.27%, 11/12/09 (a)(b)(c)(g)	25,000	24,992
0.27%, 11/16/09 (a)(b)(c)(g)	10,000	9,997
0.23%, 12/07/09 (a)(b)(c)(g)	20,000	19,991
0.23%, 12/09/09 (a)(b)(c)(g)	10,057	10,053
0.23%, 12/11/09 (a)(b)(c)(g)	25,017	25,006
0.23%, 12/14/09 (a)(b)(c)(g)	56,071	56,045
0.23%, 12/15/09 (a)(b)(c)(g)	35,000	34,983
0.23%, 12/17/09 (a)(b)(c)(g)	130,087	130,023
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/01/10 (a)(c)	47,000	46,727
0.87%, 06/02/10 (a)(c)	2,000	1,988
Thames Asset Global Securitization No. 1, Inc.
0.22%, 10/07/09 (a)(b)(c)	35,000	34,999
Thunder Bay Funding, L.L.C.
0.21%, 10/06/09 (a)(b)(c)	49,063	49,062
0.33%, 10/06/09 (a)(b)(c)	11,000	11,000
0.20%, 10/08/09 (a)(b)(c)	7,929	7,929
0.33%, 10/13/09 (a)(b)(c)	19,410	19,408
0.20%, 10/20/09 (a)(b)(c)	16,000	15,998
0.20%, 10/22/09 (a)(b)(c)	13,000	12,999
Tulip Funding Corp.
0.21%, 10/08/09 (a)(b)(c)	13,000	12,999
UniCredit Delaware, Inc.
0.40%, 11/06/09 (a)(c)	55,000	54,978
Variable Funding Capital Corp.
0.32%, 10/14/09 (a)(b)(c)	55,000	54,994
0.98%, 10/15/09 (a)(b)(c)	17,000	16,994
0.20%, 10/20/09 (a)(b)(c)	13,000	12,999
0.98%, 10/20/09 (a)(b)(c)	9,049	9,044
0.98%, 10/21/09 (a)(b)(c)	54,000	53,971
0.96%, 10/26/09 (a)(b)(c)	43,000	42,972

3

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.90%, 10/27/09 (a)(b)(c)	7,000	6,995
Westpac Banking Corp.
0.85%, 10/26/09 (c)	70,000	69,959
0.46%, 12/04/09 (c)	24,000	23,980
Whistlejacket Capital, L.L.C.
n/a, n/a, (c)(d)(f)	2,682	2,682
Windmill Funding Corp.
0.41%, 10/01/09 (a)(b)(c)	25,000	25,000
Yorktown Capital, L.L.C.
0.19%, 10/01/09 (a)(b)(c)	24,002	24,002
0.20%, 10/23/09 (a)(b)(c)	15,000	14,998
0.27%, 12/17/09 (a)(b)(c)	16,000	15,991
0.45%, 01/22/10 (a)(b)(c)	10,000	9,986

		4,635,817

Fixed-Rate Coupon Notes 2.0%

Federal Home Loan Bank
0.53%, 10/19/10	100,000	99,973
0.54%, 10/20/10	88,000	87,965
0.51%, 10/25/10	96,000	95,973

		283,911

Fixed-Rate Discount Notes 14.6%

Fannie Mae
0.14%, 11/02/09	65,000	64,992
0.26%, 11/02/09	208,050	208,001
0.20%, 12/01/09	50,000	49,983
0.76%, 12/01/09	39,000	38,950
0.33%, 12/30/09	50,000	49,959
0.34%, 12/30/09	85,000	84,927
Federal Home Loan Bank
0.19%, 10/02/09	348,508	348,506
0.20%, 10/02/09	18,090	18,090
0.19%, 10/07/09	73,000	72,998
0.18%, 10/09/09	88,000	87,996
0.19%, 10/09/09	32,000	31,999
0.18%, 10/14/09	100,000	99,994
0.17%, 10/16/09	45,000	44,997
0.17%, 10/21/09	100,000	99,991
0.18%, 11/18/09	40,000	39,990
0.19%, 11/18/09	40,000	39,990
0.17%, 12/02/09	370,000	369,895
0.45%, 01/04/10	95,900	95,786
0.45%, 01/06/10	34,100	34,059
Freddie Mac
0.18%, 11/24/09	33,350	33,341
0.32%, 12/28/09	140,000	139,890

		2,054,334

Time Deposit 2.0%

Citibank, N.A., Nassau
0.12%, 10/01/09	125,000	125,000
JPMorgan Chase Bank, N.A., Nassau
0.13%, 10/01/09	100,000	100,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Wells Fargo Bank, N.A., Grand Cayman
0.04%, 10/01/09	55,000	55,000

		280,000

Total Fixed-Rate Obligations (Cost $11,992,074)		11,992,074

Variable-Rate Obligations 9.8% of net assets

ABAG Financial Authority for Nonprofit Corps.
1.00%, 10/01/09 (a)	17,620	17,620
Bank of America, N.A., (FDIC Insured)
0.42%, 11/05/09 (a)(e)	94,000	94,000
CFM International, Inc.
0.57%, 10/05/09 (a)(c)	1,000	1,000
Commonwealth Bank of Australia
0.49%, 10/27/09 (c)	150,000	150,000
Fannie Mae
0.40%, 10/13/09	180,000	179,906
Federal Home Loan Bank
0.18%, 10/06/09	50,000	50,000
0.20%, 10/13/09	155,000	154,895
0.0%, 12/22/09	100,000	100,000
Freddie Mac
0.33%, 10/13/09	125,000	125,000
0.67%, 10/30/09	117,700	117,743
0.0%, 12/18/09	70,000	70,000
New Jersey Economic Development Authority
0.33%, 10/05/09 (a)	18,155	18,155
0.33%, 10/05/09 (a)	20,000	20,000
Rabobank Nederland
0.63%, 10/14/09	69,000	69,000
0.38%, 12/29/09	75,000	75,000
SE Christian Church, Jefferson County, KY
0.40%, 10/01/09 (a)	3,560	3,560
Sumitomo Mitsui Banking Corp.
0.35%, 11/05/09	60,000	60,000
The Goldman Sachs Group, Inc. (FDIC Insured)
1.00%, 12/16/09 (a)(c)(d)(e)	45,000	45,000
0.44%, 12/17/09 (a)(e)	20,000	20,000

Total Variable-Rate Obligations (Cost $1,370,879)		1,370,879

4

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face/Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 3.8% of net assets

Repurchase Agreements 3.8%

Bank of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $56,650
0.06%, issued 09/30/09, due 10/01/09	55,000	55,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $20,400
0.02%, issued 09/30/09, due 10/01/09	20,000	20,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $69,122
0.07%, issued 09/30/09, due 10/01/09	67,766	67,766
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $168,305
0.03%, issued 09/30/09, due 10/01/09	165,000	165,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $78,750
0.05%, issued 09/30/09, due 10/01/09	75,000	75,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $47,250
0.04%, issued 09/30/09, due 10/01/09	45,000	45,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $105,000
0.12%, issued 09/25/09, due 10/02/09	100,002	100,000

Total Other Investments (Cost $527,766)		527,766

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Security 1.9% of net assets

U.S. Treasury Bill 1.9%

U.S. Treasury Bill
0.30%, 12/03/09	275,000	274,858

Total U.S. Government Securities (Cost $274,858)		274,858

End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $14,165,577.

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,976,687 or 28.4% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $47,682 or 0.3% of net assets.

(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

(f)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.

(g)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

5

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations — (a)	$—	$11,936,030	$—	$11,936,030
Variable-Rate Obligations	—	1,370,879	—	1,370,879
Other Investments — (a)	—	527,766	—	527,766
U.S. Government Securities — (a)	—	274,858	—	274,858
Short-Term Investments — (a)	—	56,044	—	56,044

Total	$—	$14,165,577	$—	$14,165,577

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47697SEP09 — 00

6

The Charles Schwab Family of Funds
Schwab Municipal Money Fund™
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.4%	Municipal Securities	18,252,518	18,252,518
1.2%	Other Investments	232,500	232,500

99.6%	Total Investments	18,485,018	18,485,018
0.4%	Other Assets and Liabilities, Net		67,253

100.0%	Net Assets		18,552,271

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 98.4% of net assets

Alabama 1.5%

Alabama
GO Bonds Series 2007A
0.65%, 12/10/09 (b)(c)(d)	12,652	12,652
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E
0.49%, 10/01/09 (a)(b)	11,000	11,000
Alabama Municipal Funding Corp
Municipal Funding Notes (Tranche 1)
Series 2008A
0.42%, 10/01/09 (a)(b)	4,265	4,265
Municipal Funding Notes Master
Series 2006A
0.42%, 10/01/09 (a)(b)	24,135	24,135
Alabama Special Care Facilities Financing Auth
RB (Ascension Health) Series 2006
0.33%, 10/01/09 (a)(c)(d)	6,780	6,780
Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur) Series 2003A
0.43%, 10/07/09 (a)	17,000	17,000
Fultondale
GO Warrants Series 2005B
1.36%, 10/01/09 (a)(b)	11,650	11,650
Homewood Educational Building Auth
Educational Facilities RB (Samford Univ) Series 2008A
0.92%, 10/01/09 (a)(b)	50,000	50,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Hoover
GO Sewer Warrants Series 2007
0.30%, 10/01/09 (a)(b)(c)(d)	11,945	11,945
Jackson IDB
IDRB (Specialty Minerals) Series 1999
0.50%, 10/01/09 (a)(b)	8,200	8,200
Mobile Board of Water & Sewer
Water & Sewer RB Series 2006
0.30%, 10/01/09 (a)(b)(c)(d)	23,590	23,590
Mobile IDB
Pollution Control RB (Alabama Power) First Series 2009
1.40%, 07/16/10	6,000	6,000
Montgomery Cnty Public Building Auth
Revenue Warrants Series 2006
0.31%, 10/01/09 (a)(b)(c)(d)	10,710	10,710
Montgomery Downtown Redevelopment Auth
Bonds (Southern Poverty Law Center) Series 2000
0.67%, 10/01/09 (a)	15,000	15,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C
0.50%, 10/07/09 (a)(b)	10,000	10,000
Univ of Alabama at Birmingham
Hospital RB Series 2006A
0.30%, 10/01/09 (a)(b)(c)(d)	15,975	15,975
Wilsonville IDB
Solid Waste Disposal RB (Alabama Power Gaston Plant) Series 2008
2.00%, 01/07/10	34,000	34,000

		272,902
Alaska 0.5%

Alaska
International Airports System Refunding RB Series 2009A
0.32%, 10/07/09 (a)(b)	7,500	7,500
Alaska Housing Finance Corp
Collateralized Bonds (Veteran Mortgage Program) First
Series 2006A2
0.56%, 10/01/09 (a)(c)(d)	5,500	5,500
General Housing Purpose Bonds
Series 2005A
0.35%, 10/01/09 (a)(c)(d)	8,535	8,535
General Mortgage RB
Series 2002A
0.36%, 10/01/09 (a)(c)(d)	5,995	5,995
State Capital Project Bonds
Series 2006A
0.34%, 10/01/09 (a)(b)(c)(d)	27,595	27,595

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Alaska Industrial Development & Export Auth
RB (Providence Health & Services) Series 2006H
0.30%, 10/01/09 (a)(c)(d)	23,590	23,590
Alaska Student Loan Corp
Student Loan RB Series 2000A
0.85%, 07/01/10 (b)	3,250	3,372
Northern Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2000
0.55%, 06/01/10 (b)	5,220	5,425

		87,512
Arizona 1.3%

Ak-Chin Indian Community
Bonds Series 2008
0.37%, 10/01/09 (a)(b)	17,650	17,650
Arizona Board of Regents
RB (Arizona State Univ) Series 2007A
0.34%, 10/01/09 (a)(b)(c)(d)	10,260	10,260
Arizona Health Facilities Auth
RB (Banner Health) Series 2008B
0.25%, 10/07/09 (a)(b)	12,300	12,300
Chandler
GO Bonds Series 2007
0.30%, 10/01/09 (a)(c)(d)	10,695	10,695
Chandler IDA
RB (Intel Corp) Series 2007
0.38%, 10/01/09 (a)(b)(c)(d)	60,000	60,000
Glendale IDA
CP Revenue Notes (Midwestern Univ Financing Program)
0.40%, 12/02/09 (b)	29,000	29,000
Maricopa Cnty IDA
M/F Mortgage Refunding RB (San Fernando Apts) Series 2004
0.44%, 10/01/09 (a)(b)	7,750	7,750
Philadelphia
Sub Excise Tax RB Series 2005A
0.34%, 10/01/09 (a)(c)(d)	6,820	6,820
Phoenix Civic Improvement Corp
Airport Revenue BAN
Series 2008A & 2008B
0.40%, 10/08/09 (b)	23,000	23,000
0.40%, 12/09/09 (b)	17,000	17,000
Sub Excise Tax RB
Series 2005A
0.90%, 10/01/09 (a)(c)(d)	9,350	9,350
Wastewater System Jr Lien RB
Series 2007
0.34%, 10/01/09 (a)(b)(c)(d)	10,310	10,310
Salt River Project Agricultural Improvement & Power District
Electric System RB
Series 2006A
0.33%, 10/01/09 (a)(c)(d)	8,500	8,500

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Electric System RB
Series 2009A
0.33%, 10/01/09 (a)(c)(d)	4,000	4,000
Scottsdale Municipal Property Corp
Excise Tax Refunding RB Series 2006
0.31%, 10/01/09 (a)(c)(d)	1,116	1,116
Tempe IDA
RB (ASUF Brickyard) Series 2004A
0.37%, 10/01/09 (a)(b)	1,885	1,885
Yavapai Cnty IDA
Hospital RB (Northern Arizona Healthcare System)
Series 2008B
0.35%, 10/01/09 (a)(b)	4,000	4,000
Solid Waste RB (Allied Waste North America)
Series 2007A
0.42%, 10/01/09 (a)(b)	10,000	10,000

		243,636
Arkansas 0.1%

Arkansas Development Finance Auth
IDRB (C&C Holding) Series 1998
0.60%, 10/01/09 (a)(b)	190	190
Univ of Arkansas Board of Trustees
Various Facilities RB (UAMS Campus) Series 2006
0.57%, 03/10/10 (b)(c)(d)	14,445	14,445

		14,635
California 8.0%

Alameda Cnty IDA
RB (Golden West Paper Converting Corp)
Series 2008A
0.65%, 10/01/09 (a)(b)	3,315	3,315
RB (Heat & Control)
Series 1995A
0.62%, 10/07/09 (a)(b)	4,400	4,400
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2008D1
0.25%, 10/01/09 (a)(c)	1,700	1,700
San Francisco Bay Area Toll Bridge RB
Series 2009F1
0.34%, 10/01/09 (a)(c)(d)	15,135	15,135
0.34%, 10/01/09 (a)(c)(d)	12,665	12,665
California
Economic Recovery Bonds
Series 2004C15
0.70%, 10/07/09 (a)(b)(c)	15,000	15,000
Various Purpose GO Bonds
1.15%, 10/01/09 (a)(b)(c)(d)	15,925	15,925
California Health Facilities Financing Auth
RB (Catholic Healthcare West)
Series 2008F
0.39%, 10/07/09 (a)(b)	40,250	40,250
RB (Kaiser Permanente)
Series 2006E
0.42%, 02/24/10	5,000	5,000
California HFA

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Home Mortgage RB
Series 2001U
2.70%, 10/01/09 (a)(c)	51,875	51,875
Home Mortgage RB
Series 2002B
1.50%, 10/01/09 (a)(b)(c)	19,900	19,900
Home Mortgage RB
Series 2003F
1.20%, 10/07/09 (a)(b)(c)	11,000	11,000
Home Mortgage RB
Series 2003H
1.10%, 10/07/09 (a)(b)(c)	16,940	16,940
Home Mortgage RB
Series 2005H
1.25%, 10/01/09 (a)(c)(g)	14,325	14,325
1.25%, 10/01/09 (a)(c)	60,000	60,000
Home Mortgage RB
Series 2008C
2.70%, 10/01/09 (a)(c)	30,565	30,565
Home Mortgage RB
Series 2008D
1.20%, 10/01/09 (a)(c)	1,685	1,685
1.20%, 10/01/09 (a)(c)	14,645	14,645
California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits)
Series 2000A
0.62%, 10/07/09 (a)(b)	3,460	3,460
RB (Orange Cnty Performing Arts Center)
Series 2008C
0.40%, 10/01/09 (a)(b)	8,070	8,070
RB (The Contemporary Jewish Museum)
Series 2006
0.28%, 10/01/09 (a)(b)	3,300	3,300
California Pollution Control Financing Auth
Solid Waste Disposal RB (BLT Enterprises of Fremont)
Series 2005A
0.50%, 10/07/09 (a)(b)	6,980	6,980
Solid Waste Disposal RB (Blue Line Transfer)
Series 1999A
0.50%, 10/07/09 (a)(b)	6,000	6,000
Solid Waste Disposal RB (Blue Line Transfer)
Series 2001A
0.50%, 10/07/09 (a)(b)	2,450	2,450
Solid Waste Disposal RB (Garden City Sanitation)
Series 2007A
0.60%, 10/07/09 (a)(b)	2,740	2,740
Solid Waste Disposal RB (GreenWaste of Palo Alto)
Series 2008B
0.60%, 10/07/09 (a)(b)	12,465	12,465
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2006A
0.60%, 10/07/09 (a)(b)	1,640	1,640
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2007A
0.60%, 10/07/09 (a)(b)	17,140	17,140
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2008A
0.60%, 10/07/09 (a)(b)	16,110	16,110
Solid Waste Disposal RB (Napa Recycling & Waste Services)
Series 2005A
0.50%, 10/07/09 (a)(b)	3,720	3,720

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Ratto Group of Companies)
Series 2007A
0.60%, 10/07/09 (a)(b)	15,000	15,000
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
0.60%, 10/07/09 (a)(b)	385	385
California Rural Home Mortgage Finance Auth Homebuyers Fund
S/F Mortgage RB Series 2005A
1.25%, 10/01/09 (a)(c)	2,700	2,700
California Statewide Communities Development Auth
M/F Housing RB (Bay Vista at MeadowPark Apts)
Series 2003NN1
0.38%, 10/01/09 (a)(b)	9,200	9,200
RB (Elder Care Alliance)
Series 2000
0.55%, 10/07/09 (a)(b)	12,560	12,560
RB (Kaiser Permanente)
Series 2004E
0.46%, 04/01/10	22,130	22,506
0.68%, 04/01/10	500	508
0.70%, 04/01/10	5,045	5,125
0.78%, 04/01/10	750	761
1.50%, 04/01/10	235	238
1.46%, 04/01/10	415	420
RB (Kaiser Permanente)
Series 2006D
0.45%, 11/19/09	10,000	10,000
0.38%, 11/23/09	20,000	20,000
RB (Kaiser Permanente)
Series 2008B
0.45%, 10/15/09	17,000	17,000
0.35%, 11/23/09	31,000	31,000
RB (Kaiser Permanente)
Series 2009B2
0.45%, 02/11/10	35,000	35,000
RB (Kaiser Permanente)
Series 2009B6
0.45%, 02/03/10	15,000	15,000
RB (Rady Children’s Hospital — San Diego)
Series 2008B
0.30%, 10/01/09 (a)(b)	4,500	4,500
RB (Western Univ of Health Sciences)
Series 2007A
0.50%, 10/01/09 (a)(b)	14,500	14,500
TRAN Program Note Participations (Fresno)
Series 2009A2
0.44%, 06/30/10	56,300	56,951
TRAN Program Note Participations (Riverside Cnty)
Series 2009A4
0.85%, 06/30/10	30,000	30,255
Contra Costa Transportation Auth
Sales Tax Revenue Notes (Limited Tax) Series 2009
0.50%, 10/01/10	30,000	30,597
Delano
COP (Delano Regional Medical Center)
0.46%, 10/01/09 (a)(b)	15,375	15,375

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Eden Healthcare District
RB (Eden Hospital Health Services) Series 2004
0.57%, 10/01/09 (a)(b)	16,170	16,170
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A
0.44%, 10/01/09 (a)(b)	31,000	31,000
Fresno Cnty
TRAN 2009-2010
0.45%, 06/30/10	20,000	20,230
Hartnell Community College District
GO Bonds Series D
0.55%, 03/18/10 (b)(c)(d)	8,880	8,880
Hayward
M/F Housing RB (Shorewood Apts) Series 1984A
0.40%, 10/01/09 (a)(b)	900	900
Kern Community College Safety, Repair & Improvement District
GO Bonds Series 2006
0.32%, 10/01/09 (a)(b)(c)(d)	865	865
Long Beach
Harbor Refunding RB
Series 2005A
1.42%, 10/01/09 (a)(c)(d)	12,620	12,620
RB (Memorial Health Services)
Series 1991
0.35%, 10/07/09 (a)	10,300	10,300
Refunding RB
Series 1998A
1.42%, 10/01/09 (a)(b)(c)(d)	5,555	5,555
TRAN 2009-2010
0.48%, 09/30/10 (f)	12,000	12,240
Long Beach Community College District
GO Bonds Series 2007D
0.55%, 03/09/10 (b)(c)(d)	25,260	25,260
Los Angeles
M/F Housing RB (Fountain Park)
Series 2000B
0.35%, 10/01/09 (a)(b)	16,415	16,415
TRAN 2009
0.45%, 04/28/10	40,000	40,468
Wastewater System Refunding RB
Series 2003A
0.38%, 10/01/09 (a)(c)(d)	8,000	8,000
Los Angeles Cnty
TRAN 2009-2010 Series A
0.80%, 06/30/10	50,000	50,628
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB
Series 2008A3
0.50%, 10/01/09 (a)(c)	13,565	13,565
First Tier Sr Sales Tax Refunding RB
Series 2008A4
0.50%, 10/01/09 (a)(c)	54,685	54,685

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Los Angeles Community College District
GO Bonds Series 2008E1
0.36%, 10/01/09 (a)(c)(d)	12,400	12,400
Los Angeles Dept of Water & Power
Power System RB Series 2001B3
0.30%, 10/01/09 (a)(c)	1,300	1,300
Los Angeles Harbor
Refunding RB Series 2006B
0.44%, 10/01/09 (a)(c)(d)	13,060	13,060
Los Angeles Municipal Improvement Corp
Lease RB Series 2006A
0.65%, 02/18/10 (b)(c)(d)	19,375	19,375
Los Angeles USD
GO Bonds
Series 2009D & GO Bonds Series 2009I
0.36%, 10/01/09 (a)(c)(d)	750	750
TRAN 2009-2010
Series A
0.62%, 08/12/10	60,000	60,710
Orange Cnty
Apt Development Refunding RB (Villa La Paz) Series 1998F
0.27%, 10/01/09 (a)(b)	5,890	5,890
Richmond
M/F Housing RB (Baycliff Apts) Series 2004A
0.38%, 10/01/09 (a)(b)	28,800	28,800
Riverside Cnty
COP Series B
0.25%, 10/07/09 (a)(b)	1,300	1,300
Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2007B
0.32%, 10/01/09 (a)(c)(d)	3,650	3,650
San Diego
TRAN 2009-2010
Series B
0.52%, 01/29/10	10,000	10,048
TRAN 2009-2010
Series C
0.54%, 04/30/10	20,000	20,168
San Diego Cnty & SDs Pool Program
TRAN Series 2009A
0.40%, 06/30/10	50,000	50,594
San Diego USD
TRAN 2009-2010 Series A
0.52%, 07/08/10	35,000	35,395
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B
0.36%, 10/01/09 (a)(c)(d)	4,525	4,525

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Santa Clara Cnty
TRAN 2009-2010
0.50%, 06/30/10	50,000	50,556
Santa Cruz Cnty
TRAN 2009-2010
0.50%, 07/08/10	15,000	15,172
South Coast Local Education Agencies
Pooled TRAN Series 2009A
0.49%, 09/29/10	14,835	15,057
Southern California Home Financing Auth
S/F Mortgage RB Series 2006A
1.25%, 10/01/09 (a)(c)	33,050	33,050
Southern California Metropolitan Water District
Water RB Series 2005C
0.36%, 10/01/09 (a)(c)(d)	9,235	9,235

		1,486,797
Colorado 2.4%

Arapahoe Cnty
Refunding IDRB (Denver Jetcenter) Series 1997
1.65%, 10/01/09 (a)(b)	3,500	3,500
Colorado
TRAN Series 2009A
0.55%, 08/12/10	40,000	40,497
Colorado Educational & Cultural Facilities Auth
RB (Clyfford Still Museum) Series 2008
0.34%, 10/01/09 (a)(b)	2,000	2,000
Colorado Health Facilities Auth
RB (Catholic Health Initiatives)
Series 2006A
0.40%, 10/01/09 (a)(c)(d)	14,025	14,025
RB (Catholic Health Initiatives)
Series 2008C2
1.25%, 11/10/09	10,700	10,729
Colorado HFA
Economic Development RB (Pemracs)
Series 2000A
0.75%, 10/01/09 (a)(b)	1,795	1,795
S/F Mortgage Bonds
Series 2006B3
0.38%, 10/07/09 (a)(c)	12,500	12,500
S/F Mortgage Bonds
Series 2007A2
0.38%, 10/07/09 (a)(c)	23,000	23,000
Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks)
Series 2007A
0.38%, 10/01/09 (a)(c)(d)	16,830	16,830
0.38%, 10/01/09 (a)(c)(d)	18,085	18,085
0.38%, 10/01/09 (a)(c)(d)	29,700	29,700
Colorado Springs
Refunding RB
Series 2009

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.32%, 10/01/08 (a)(b)(c)(d)	6,865	6,865
Utilities System Sub Lien RB
Series 2005A
0.31%, 10/01/09 (a)(c)	34,865	34,865
Colorado Springs SD No. 11 Facilities Corp
Refunding COP Series 2004
0.45%, 10/01/09 (a)(b)(c)	5,000	5,000
Commerce City Northern Infrastructure General Improvement District
GO Bonds Series 2006
0.40%, 10/01/09 (a)(b)	9,825	9,825
Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds Series 1992A
0.45%, 01/28/10 (b)(c)(d)	8,165	8,165
Denver
Airport System RB
Series 1992G
0.39%, 10/07/09 (a)(b)	1,950	1,950
Airport System RB
Series 2007A
0.38%, 10/01/09 (a)(b)(c)(d)	85,925	85,925
Airport System RB
Series 2007D
0.38%, 10/01/09 (a)(b)(c)(d)	12,450	12,450
Airport System RB
Series 2007E
0.35%, 10/01/09 (a)(b)(c)(d)	17,105	17,105
Airport System RB
Series 2008A1, A2 &A4
0.38%, 10/01/09 (a)(b)(c)(d)	68,775	68,775
Denver Urban Renewal Auth
Stapleton Sr Tax Increment RB Series 2008A2
0.40%, 10/01/09 (a)(b)	10,000	10,000
Douglas Cnty SD No. Re-1
GO Bonds
Series 1999
0.75%, 12/15/09 (b)	5,000	5,044
1.30%, 12/15/09 (b)	2,000	2,016
Moffat Cnty
Pollution Control Refunding RB (PacifiCorp) Series 1994
0.35%, 10/07/09 (a)(b)	7,400	7,400
Triview Metropolitan District
GO Refunding & Improvement Bonds Series 2006A
1.10%, 10/01/09 (a)(b)	6,745	6,745

		454,791
Connecticut 0.1%

Connecticut Health & Educational Facilities Auth
RB (Wesleyan Univ) Series 2001D
0.30%, 10/07/09 (a)(c)	19,400	19,400

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Connecticut HFA
Housing Mortgage Finance Bonds Series 2002B3
0.40%, 10/01/09 (a)(c)	7,900	7,900

		27,300

Delaware 0.1%

Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008B
0.29%, 10/01/09 (a)	8,325	8,325
New Castle Cnty
M/F Rental Housing RB (Fairfield English Village) Series 2005
0.42%, 10/01/09 (a)(b)	8,200	8,200

		16,525

District of Columbia 2.0%

District of Columbia
GO Bonds
Series 2007A
0.30%, 10/01/09 (a)(b)(c)(d)	21,405	21,405
GO Bonds
Series 2007C
0.35%, 10/01/09 (a)(b)(c)(d)	16,886	16,886
GO Bonds
Series 2008E
0.40%, 10/01/09 (a)(b)(c)(d)	6,030	6,030
Income Tax Secured RB
Series 2009A&B
0.33%, 10/01/09 (a)(c)(d)	4,000	4,000
Pooled Loan Program RB
Series A
0.37%, 10/01/09 (a)(b)	5,725	5,725
RB (American National Red Cross)
Series 2000
0.35%, 12/08/09 (b)	22,100	22,100
RB (American Psychological Assoc)
Series 2003
0.39%, 10/01/09 (a)(b)	2,505	2,505
RB (Carnegie Endowment for International Peace)
Series 2006
0.45%, 10/01/09 (a)(b)	5,405	5,405
RB (Center for Strategic & International Studies)
Series 2008
0.31%, 10/01/09 (a)(b)	6,730	6,730
RB (Pew Charitable Trusts)
Series 2008A
0.29%, 10/01/09 (a)(b)	31,000	31,000
RB (St Coletta Special Education Public Charter School)
Series 2005
0.37%, 10/01/09 (a)(b)	3,415	3,415
Refunding RB (Howard Univ)
Series 2006A
0.38%, 10/01/09 (a)(b)(c)(d)	11,955	11,955
District of Columbia HFA
M/F Housing RB (Pentacle Apts) Series 2008
0.37%, 10/01/09 (a)(b)	3,850	3,850

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A
0.33%, 10/01/09 (a)(c)(d)	4,330	4,330
Metropolitan Washington Airports Auth
Airport System RB
Series 2003D1
0.44%, 10/01/09 (a)(b)	28,945	28,945
Airport System RB
Series 2003D2
0.44%, 10/01/09 (a)(b)	22,500	22,500
Airport System RB
Series 2004B
0.60%, 10/01/09 (a)(c)(d)	4,060	4,060
Airport System RB
Series 2005A
0.38%, 10/07/09 (a)(c)(d)	12,505	12,505
Airport System RB
Series 2006B
0.60%, 10/01/09 (a)(c)(d)	11,695	11,695
Airport System RB
Series 2007B
0.38%, 10/01/09 (a)(b)(c)(d)	8,995	8,995
0.38%, 10/01/09 (a)(c)(d)	15,045	15,045
Airport System RB
Series 2008A
0.38%, 10/01/09 (a)(c)(d)	7,813	7,813
0.38%, 10/01/09 (a)(c)(d)	19,135	19,135
0.55%, 10/01/09 (a)(c)(d)	8,020	8,020
Airport System Refunding RB
Series 2003A
0.38%, 10/01/09 (a)(b)(c)(d)	9,365	9,365
Airport System Refunding RB
Series 2004D
0.70%, 10/01/10	5,000	5,214
Airport System Refunding RB
Series 2007A
1.46%, 10/01/09 (a)(c)(d)	30,485	30,485
Airport System Revenue CP
Series One A&B
0.70%, 10/08/09 (b)	23,500	23,500
0.45%, 11/23/09 (b)	20,000	20,000

		372,613

Florida 6.3%

Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts) Series 1995
0.36%, 10/01/09 (a)(b)	1,900	1,900
Broward Cnty
Sub Port Facilities Refunding RB (Port Everglades) Series 2008
0.35%, 10/01/09 (a)(b)	10,015	10,015
Broward Cnty HFA
M/F Housing RB (Sawgrass Pines Apts) Series 1993A
0.55%, 10/01/09 (a)(b)	11,000	11,000
Broward Cnty SD/Board
COP Series 2005A
0.35%, 10/01/09 (a)(b)(c)(d)	5,530	5,530

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Cape Coral
CP Notes
0.43%, 10/01/09 (b)	32,317	32,317
0.35%, 10/29/09 (b)	36,925	36,925
0.38%, 11/05/09 (b)	4,842	4,842
0.44%, 11/10/09 (b)	47,946	47,946
Charlotte Cnty HFA
M/F Housing RB (Murdock Circle Apts) Series 2000
0.40%, 10/07/09 (a)(b)	3,200	3,200
Collier Cnty Health Facilities Auth
Health Facility RB (The Mooring) Series 2005
0.32%, 10/07/09 (a)(b)	16,200	16,200
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A
0.32%, 10/07/09 (a)(b)	3,800	3,800
Dade Cnty IDA
IDRB (South Florida Stadium) Series 1985C
0.23%, 10/07/09 (a)(b)	1,050	1,050
Duval Cnty School Board
COP (Master Lease Program) Series 2007
0.35%, 10/01/09 (a)(b)(c)(d)	16,189	16,189
Escambia HFA
S/F Mortgage RB Series 2002A1
0.55%, 10/01/09 (a)(c)(d)	2,535	2,535
Florida Dept of Transportation
Turnpike RB
Series 2006A
0.30%, 10/01/09 (a)(b)(c)(d)	15,000	15,000
0.65%, 01/14/10 (c)(d)	7,110	7,110
Turnpike RB
Series 2008A
0.33%, 10/01/09 (a)(c)(d)	3,555	3,555
Florida HFA
Housing RB (Caribbean Key Apts)
Series 1996F
0.40%, 10/07/09 (a)(b)	295	295
Housing RB (Tiffany Club Apts)
Series 1996P
0.40%, 10/07/09 (a)(b)	5,650	5,650
Housing RB (Timberline Apts)
Series 1999P
0.40%, 10/07/09 (a)(b)	5,835	5,835
M/F Housing RB (Cameron Cove Apts)
Series 1985XX
0.34%, 10/07/09 (a)(b)	400	400
M/F Mortgage RB (Lynn Lake Apts)
Series 2005B1
0.42%, 10/01/09 (a)(b)	20,315	20,315
RB (Heritage Pointe Apts)
Series 1999I-1
0.40%, 10/07/09 (a)(b)	4,460	4,460
Florida Housing Finance Corp
M/F Mortgage RB (Clear Harbor Apts)

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2007H
0.52%, 10/01/09 (a)(b)	3,295	3,295
M/F Mortgage RB (Lakeshore Apts)
Series 2004H
0.42%, 10/01/09 (a)(b)	7,900	7,900
M/F Mortgage RB (Spring Haven Apts)
Series 2004F
0.42%, 10/01/09 (a)(b)	6,200	6,200
M/F Mortgage RB (Spring Haven Apts)
Series 2006G
0.52%, 10/01/09 (a)(b)	3,965	3,965
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista)
Series 2004L
0.37%, 10/01/09 (a)(b)	17,410	17,410
Florida State Board of Education
Public Education Capital Outlay Bonds
Series 1999C
0.33%, 10/01/09 (a)(b)(c)(d)	17,675	17,675
Public Education Capital Outlay Bonds
Series 2002E
0.36%, 10/01/09 (a)(c)(d)	6,565	6,565
Public Education Capital Outlay Bonds
Series 2003B
0.36%, 10/01/09 (a)(c)(d)	8,000	8,000
Public Education Capital Outlay Bonds
Series 2006B
0.30%, 10/01/09 (a)(b)(c)(d)	48,065	48,065
Public Education Capital Outlay Bonds
Series 2006E
0.33%, 10/01/09 (a)(c)(d)	4,360	4,360
Public Education Capital Outlay Bonds
Series 2007D
0.33%, 10/01/09 (a)(c)(d)	4,000	4,000
Hillsborough Cnty
Solid Waste & Resource Recovery RB Series 2006A
0.38%, 10/01/09 (a)(b)(c)(d)	9,560	9,560
Hillsborough Cnty Aviation Auth
RB (Tampa International Airport) Series 2008A
0.38%, 10/01/09 (a)(b)(c)(d)	50,005	50,005
Hillsborough Cnty Educational Facilities Auth
RB (Univ of Tampa) Series 2000
0.42%, 10/01/09 (a)(b)	4,700	4,700
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005
0.42%, 10/01/09 (a)(b)	20,670	20,670
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000
0.42%, 10/01/09 (a)(b)	600	600
Hillsborough Cnty School Board/SD
Sales Tax Refunding RB Series 2007
0.65%, 01/28/10 (b)(c)(d)	10,925	10,925

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Jacksonville
Excise Taxes Refunding RB Series 2001A
2.75%, 10/01/09	8,395	8,395
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School)
Series 2002
0.35%, 10/07/09 (a)(b)	4,800	4,800
RB (Bolles School)
Series 1999A
0.54%, 10/01/09 (a)(b)	1,000	1,000
Refunding RB (Florida First Coast YMCA)
Series 2003
0.37%, 10/01/09 (a)(b)	4,020	4,020
Special Facility Airport RB (Holland Sheltair Aviation Group)
Series 2004A1
0.55%, 10/01/09 (a)(b)	3,460	3,460
Jacksonville Health Facilities Auth
RB (River Garden/The Coves) Series 1994
0.54%, 10/01/09 (a)(b)	2,490	2,490
Jacksonville HFA
M/F Housing Refunding RB (St. Augustine Apts) Series 2006
0.32%, 10/07/09 (a)(b)	3,300	3,300
JEA
Electric System RB
Series Three 2008B2
0.27%, 10/07/09 (a)(c)	6,545	6,545
Electric System RB
Series Three 2008B3
0.27%, 10/07/09 (a)(c)	5,845	5,845
Manatee Cnty HFA
M/F Housing RB (Sabal Palm Harbor Apts) Series 2000A
0.40%, 10/07/09 (a)(b)	4,200	4,200
Marion Cnty IDA
IDRB (Ocala Recycling) Series 2006
0.64%, 10/01/09 (a)(b)	5,000	5,000
Miami-Dade Cnty
Aviation CP (Miami International Airport)
Series A
0.75%, 10/06/09 (b)	10,000	10,000
Aviation RB (Miami International Airport)
Series 2007A
0.38%, 10/01/09 (a)(b)(c)(d)	38,145	38,145
0.38%, 10/01/09 (a)(b)(c)(d)	59,490	59,490
Sub Special Obligation Bonds
Series 2009
0.65%, 02/24/10 (b)(c)(d)	19,815	19,815
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2006
0.38%, 10/01/09 (a)(b)(c)(d)	35,000	35,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety)
Series 1999A
0.73%, 10/07/09 (a)(b)	11,750	11,750
0.73%, 10/07/09 (a)(b)	8,460	8,460
Airport Facility RB (FlightSafety)

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 1999B
0.73%, 10/07/09 (a)(b)	11,750	11,750
0.73%, 10/07/09 (a)(b)	8,480	8,480
IDRB (Airbus Service)
Series 1998A
0.48%, 10/01/09 (a)(b)	80	80
IDRB (Tarmac America)
Series 2004
0.55%, 10/01/09 (a)(b)	2,600	2,600
RB (Gulliver Schools)
Series 2000
0.39%, 10/01/09 (a)(b)	9,200	9,200
Miami-Dade Cnty School Board
COP
Series 2000A
1.50%, 10/01/09 (b)	5,200	5,200
COP
Series 2006A&B
0.34%, 10/01/09 (a)(b)(c)(d)	28,050	28,050
COP
Series 2007A
0.34%, 10/01/09 (a)(b)(c)(d)	13,640	13,640
Ocean Highway & Port Auth
RB Series 1990
0.47%, 10/07/09 (a)(b)	8,700	8,700
Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999
0.49%, 10/01/09 (a)(b)	15,000	15,000
Orange Cnty
RB (Tourist Development Tax) Series 2000
1.08%, 10/01/09 (b)	15,000	15,000
Orange Cnty Educational Facilities Auth
Refunding RB (Rollins College) Series 2008
0.37%, 10/01/09 (a)(b)	3,625	3,625
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare System)
Series 2008E
0.32%, 10/07/09 (a)(b)	4,500	4,500
RB (Presbyterian Retirement Communities)
Series 2006B
0.29%, 10/01/09 (a)(b)	6,675	6,675
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts)
Series 2001A
0.32%, 10/07/09 (a)(b)	12,830	12,830
M/F Housing RB (Windsor Pines)
Series 2000E
0.40%, 10/07/09 (a)(b)	4,920	4,920
Orange Cnty IDA
IDRB (Central Florida YMCA)
Series 2002A
0.39%, 10/01/09 (a)(b)	3,800	3,800
IDRB (Central Florida YMCA)
Series 2005
0.37%, 10/01/09 (a)(b)	4,570	4,570

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Orange Cnty SD
COP Series 2006A
0.34%, 10/01/09 (a)(b)(c)(d)	26,205	26,205
Orlando & Orange Cnty Expressway Auth
RB
Series 2007A
0.38%, 10/01/09 (a)(b)(c)(d)	5,000	5,000
0.38%, 10/01/09 (a)(b)(c)(d)	20,000	20,000
0.57%, 03/10/10 (b)(c)(d)	28,625	28,625
Orlando Utilities Commission
Water & Electric Sub RB Series 1989D
1.16%, 10/01/09 (a)(b)(c)(d)	5,635	5,635
Palm Beach Cnty
Airport RB (Galaxy Aviation)
Series 2000A
0.55%, 10/07/09 (a)(b)	6,380	6,380
Public Improvement RB
Series 2008
0.32%, 10/01/09 (a)(c)(d)	8,610	8,610
RB (Norton Gallery & School of Art)
Series 1995
0.48%, 10/07/09 (a)(b)	2,500	2,500
Palm Beach Cnty HFA
M/F Housing Refunding RB (Emerald Bay Club Apts)
Series 2004
0.40%, 10/01/09 (a)(b)	7,000	7,000
M/F Housing Refunding RB (Spinnaker Landing Apts)
Series 1998
0.47%, 10/01/09 (a)(b)	2,345	2,345
Palm Beach Cnty School Board
COP Series 2000A
0.60%, 08/01/10 (b)	7,495	7,904
Palm Beach Cnty SD
RAN Series 2009
0.77%, 03/10/10	36,000	36,000
Palm Coast
Utility System RB Series 2007
0.35%, 10/01/09 (a)(b)(c)(d)	4,295	4,295
Pinellas Cnty Educational Facility Auth
Refunding RB (Shorecrest Preparatory School) Series 2007
0.37%, 10/01/09 (a)(b)	9,500	9,500
Pinellas Cnty HFA
M/F Housing RB (Greenwood Apts) Series 2002A
0.55%, 10/01/09 (a)(b)	3,440	3,440
Pinellas Cnty Industry Council
RB (Operation Par) Series 1999
0.59%, 10/01/09 (a)(b)	2,675	2,675
Sarasota Cnty
RB (Sarasota Family YMCA) Series 1999
0.39%, 10/01/09 (a)(b)	440	440

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

South Florida Water Management District
COP Series 2006
0.50%, 10/01/09 (a)(c)(d)	9,760	9,760
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida)
Series 2007
0.33%, 10/01/09 (a)(c)(d)	1,035	1,035
0.35%, 10/01/09 (a)(c)(d)	18,145	18,145
St. Johns Cnty
Transportation Improvement RB
Series 2006
0.35%, 10/01/09 (a)(b)(c)(d)	8,947	8,947
Water & Sewer Refunding RB
Series 2006
0.31%, 10/01/09 (a)(b)(c)(d)	10,930	10,930
Tampa Bay Water Auth
Utility System RB
Series 2002
0.55%, 10/01/09 (a)(b)	1,300	1,300
Utility System Refunding & RB
Series 2005
0.43%, 10/01/09 (a)(b)(c)(d)	18,390	18,390
Tohopekaliga Water Auth
Utility System RB Series 2007
0.30%, 10/01/09 (a)(b)	7,465	7,465
Univ of South Florida Research Foundation
RB (Interdisciplinary Research Building) Series 2004A
0.50%, 10/07/09 (a)(b)	17,455	17,455
Volusia Cnty
Tourist Development Tax RB Series 2004
0.30%, 10/01/09 (a)(b)(c)(d)	14,315	14,315
Winter Haven
Utility System Refunding RB Series 2005
0.30%, 10/01/09 (a)(b)(c)(d)	8,075	8,075

		1,162,670

Georgia 2.3%

Atlanta Development Auth
Student Housing Facilities RB (Piedmont/Ellis) Series 2005A
0.30%, 10/01/09 (a)(b)(c)(d)	24,130	24,130
Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts)
Series 2007
0.47%, 10/01/09 (a)(b)	16,000	16,000
M/F Housing RB (Capitol Gateway Apts)
Series 2005
0.42%, 10/01/09 (a)(b)	2,825	2,825
M/F Housing RB (M St Apts)
Series 2003
0.45%, 10/01/09 (a)(b)	21,000	21,000
M/F Housing Refunding RB (City Plaza)
Series 1998
2.50%, 12/01/09 (b)	10,110	10,110

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) Fifth Series 1995
1.00%, 04/01/10	10,000	10,167
Clarke Cnty Hospital Auth
Revenue Certificates (Athens Regional Medical Center) Series 2007
0.30%, 10/01/09 (a)(b)(c)(d)	33,405	33,405
Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts) Series 1997
0.38%, 10/07/09 (a)(b)	11,195	11,195
Cobb Cnty Housing Auth
M/F Housing RB (Walton Green Apts) Series 1995
0.49%, 10/01/09 (a)(b)	13,500	13,500
Dalton Development Auth
Revenue Certificates (Hamilton Health Care System) Series 2003B
0.37%, 10/01/09 (a)(b)	5,195	5,195
DeKalb Cnty
Water & Sewerage RB Series 2006A
0.30%, 10/01/09 (a)(b)(c)(d)	9,935	9,935
DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts) Series 2001
0.54%, 10/01/09 (a)(b)	7,200	7,200
Dekalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2008
0.30%, 10/07/09 (a)(c)	29,400	29,400
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003
0.49%, 10/01/09 (a)(b)	12,525	12,525
Fulton Cnty
Water & Sewerage RB Series 2004
0.30%, 10/01/09 (a)(b)(c)(d)	12,970	12,970
Fulton Cnty Development Auth
RB (Pace Academy) Series 2008
0.37%, 10/01/09 (a)(b)	4,300	4,300
Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts) Series 2008A
0.39%, 10/07/09 (a)(b)	6,400	6,400
Gainesville & Hall Cnty Development Auth
RB (GHCDA Economic Development Corp) Series 2007
0.75%, 10/01/09 (a)(b)	6,265	6,265
Georgia
GO Bonds Series 2007B
0.34%, 10/01/09 (a)(c)(d)	11,705	11,705
Jefferson Cnty Development Auth
IDRB (Grove River Mills) Series 1997
0.64%, 10/01/09 (a)(b)	300	300

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Kennesaw Development Auth
M/F Housing RB (Walton Ridenour Apts) Series 2004
0.39%, 10/07/09 (a)(b)	7,500	7,500
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002
0.45%, 10/01/09 (a)(b)	7,500	7,500
Marietta Housing Auth
M/F Housing RB (Walton Village Apts)
Series 2005
0.49%, 10/01/09 (a)(b)	14,300	14,300
M/F Housing Refunding RB (Ashton Place Apts)
Series 1990
0.37%, 10/01/09 (a)(b)	2,500	2,500
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008
0.64%, 10/01/09 (a)(b)	6,300	6,300
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB (Third Indenture)
Series 2007B
0.31%, 10/01/09 (a)(b)(c)(d)	10,320	10,320
0.50%, 10/01/09 (a)(c)(d)	3,766	3,766
Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First
Series 2008
1.95%, 12/10/09	15,000	15,000
Pollution Control RB (Georgia Power Plant Scherer) Second
Series 2009
0.33%, 10/01/09 (a)	5,000	5,000
Municipal Electric Auth of Georgia
BAN (Plant Vogtle) Series 2009A
0.60%, 05/25/10	41,250	41,488
Pooler Development Auth
M/F Housing RB (Alta Towne Lake Apts) Series 2005
0.55%, 10/01/09 (a)(b)	19,500	19,500
Private Colleges & Univ Auth
RB (Emory Univ)
Series 2008C
0.32%, 10/01/09 (a)(c)(d)	3,830	3,830
0.37%, 10/01/09 (a)(c)(d)	7,470	7,470
Savannah Economic Development Auth
Exempt Facility RB (Georgia Kaolin Terminal) Series 1997
0.55%, 10/01/09 (a)(b)	6,000	6,000
Summerville Development Auth
Exempt Facility RB (Image Industries) Series 1997
0.62%, 10/01/09 (a)(b)	11,000	11,000
Valdosta & Lowndes Cntys Hospital Auth
Revenue Certificates (South Georgia Medical Center) Series 1998
0.34%, 10/01/09 (a)(b)	2,705	2,705
Webster Cnty IDA
IDRB (Tolleson Lumber) Series 1999
0.54%, 10/01/09 (a)(b)	4,000	4,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Winder-Barrow Cnty Joint Development Auth
IDRB (Price Companies) Series 2007
0.55%, 10/01/09 (a)(b)	8,890	8,890

		425,596

Hawaii 0.4%

Hawaii
GO Bonds Series 2008DK
0.36%, 10/01/09 (a)(c)(d)	19,800	19,800
Hawaii State Dept of Budget & Finance
Special Purpose RB (Hawaii Pacific Health) Series 2009A1
0.35%, 10/01/09 (a)(b)	16,650	16,650
Hawaii State Housing Finance & Development Corp
M/F Housing RB (Lokahi Ka’U) Series 2008
0.37%, 10/01/09 (a)(b)	5,200	5,200
Honolulu
GO Bonds
Series 2005 A, C & D
0.36%, 10/01/09 (a)(c)(d)	12,500	12,500
Wastewater System RB Sr
Series 2006A
0.30%, 10/01/09 (a)(b)(c)(d)	16,425	16,425
Honolulu Board of Water Supply
Water System RB Series 2006A
0.30%, 10/01/09 (a)(b)(c)(d)	7,000	7,000

		77,575

Idaho 0.2%

Idaho
TAN
Series 2009
0.40%, 06/30/10	25,000	25,390
0.44%, 06/30/10	12,780	12,975
Idaho State Univ Foundation
RB (L.E. & Thelma E. Stephens Performing Arts Center) Series 2001
0.34%, 10/01/09 (a)(b)	1,770	1,770

		40,135

Illinois 4.4%

Aurora
Collateralized S/F Mortgage RB Series 2007D1
0.38%, 10/01/09 (a)(b)(c)(d)	9,915	9,915
Bridgeview
GO Project & Refunding Bonds Series 2008A1
0.34%, 10/07/09 (a)(b)	17,500	17,500
Carol Stream
M/F Housing Refunding RB (St Charles Square) Series 1997
0.40%, 10/07/09 (a)(b)	4,415	4,415
Chicago
General Airport Second Lien Refunding RB
Series 1999

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.90%, 01/01/10 (b)	4,205	4,253
General Airport Third Lien RB
Series 2005A
0.35%, 10/01/09 (a)(b)(c)(d)	4,525	4,525
General Airport Third Lien RB
Series 2008A
0.35%, 10/01/09 (a)(b)(c)(d)	24,310	24,310
GO Project & Refunding Bonds
Series 2006A
0.45%, 10/01/09 (a)(c)(d)	14,410	14,410
GO Project & Refunding Bonds
Series 2007A
0.38%, 10/01/09 (a)(c)(d)	35,245	35,245
GO Refunding Bonds
Series 2008A
0.36%, 10/01/09 (a)(c)(d)	15,980	15,980
Special Facilities RB (O’Hare Tech Center II)
Series 2002
0.60%, 10/01/09 (a)(b)	7,785	7,785
Wastewater Transmission Refunding Second Lien RB
Series 2006A&B
0.31%, 10/01/09 (a)(b)(c)(d)	11,345	11,345
Water Refunding Second Lien RB
Series 2004-2
0.40%, 10/01/09 (a)(b)	12,400	12,400
Chicago Board of Education
Unlimited Tax GO Bonds (Dedicated Revenues)
Series 1999A
0.36%, 10/01/09 (a)(b)(c)(d)	14,720	14,720
Unlimited Tax GO Refunding Bonds (Dedicated Revenues)
Series 2009A2
0.35%, 10/01/09 (a)(b)	5,900	5,900
Community Unit SD No. 365-U
GO Bonds (Valley View) Series 2005
0.65%, 01/28/10 (b)(c)(d)	14,705	14,705
Cook Cnty
RB (Catholic Theological Union) Series 2005
0.46%, 10/07/09 (a)(b)	2,500	2,500
Dupage Cnty
RB (Morton Arboretum) Series 2003
0.37%, 10/01/09 (a)(b)	24,050	24,050
East Dundee, Kane & Cook Cntys
IDRB (Otto Engineering) Series 1998
0.60%, 10/01/09 (a)(b)	1,155	1,155
Hampshire
IDRB (Poli-Film America) Series 1998A
0.57%, 10/01/09 (a)(b)	1,800	1,800
Hillside
Economic Development RB (L&J Technologies) Series 1994
0.63%, 10/07/09 (a)(b)	3,120	3,120
Illinois Development Finance Auth
IDRB (Camcraft)
Series 1993

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

2.12%, 10/07/09 (a)(b)	1,000	1,000
Qualified Residential Rental Bonds (River Oaks)
Series 1989
0.42%, 10/07/09 (a)(b)	32,000	32,000
RB (Aurora Central Catholic High School)
Series 1994
0.41%, 10/07/09 (a)(b)	5,000	5,000
RB (Catholic Charities Housing Development)
Series 1993A
0.41%, 10/07/09 (a)(b)	9,160	9,160
RB (Catholic Charities Housing Development)
Series 1993B
0.41%, 10/07/09 (a)(b)	910	910
RB (FC Harris Pavilion)
Series 1994
0.42%, 10/07/09 (a)(b)	14,960	14,960
RB (Korex)
Series 1990
0.67%, 10/01/09 (a)(b)	4,000	4,000
RB (Lake Forest Academy)
Series 1994
0.41%, 10/07/09 (a)(b)	4,000	4,000
RB (Richard H. Driehaus Museum)
Series 2005
0.41%, 10/07/09 (a)(b)	3,800	3,800
RB (St. Ignatius College Prep)
Series 2002
0.41%, 10/07/09 (a)(b)	2,800	2,800
Illinois Educational Facilities Auth
RB (Northwestern Univ)
Series 2003
0.36%, 10/01/09 (a)(c)(d)	9,900	9,900
0.40%, 10/01/09 (a)(c)(d)	14,020	14,020
RB (Univ of Chicago)
Series 2001B3
0.52%, 05/05/10	22,265	22,265
Illinois Finance Auth
RB (Advocate Health Care Network)
Series 2003C
0.77%, 02/26/10	16,262	16,262
RB (Advocate Health Care Network)
Series 2008C3A
0.30%, 10/07/09 (a)(c)	24,000	24,000
RB (Art Institute of Chicago)
Series 2009B1
0.37%, 10/07/09 (a)(b)	6,465	6,465
RB (Chicagoland Laborers’ District Council Training & Apprentice Fund)
Series 2008
1.86%, 10/07/09 (a)(b)	22,500	22,500
RB (Erikson Institute)
Series 2007
0.37%, 10/01/09 (a)(b)	6,000	6,000
RB (Ingalls Memorial Hospital)
Series 1985C
0.22%, 10/07/09 (a)(b)	11,900	11,900
RB (Lake Forest College)
Series 2008
0.41%, 10/07/09 (a)(b)	2,500	2,500
RB (LifeSource Corp)
Series 2000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.31%, 10/01/09 (a)(b)	5,600	5,600
RB (Little Co of Mary Hospital & Health Care Centers)
Series 2008A
0.30%, 10/01/09 (a)(b)	4,775	4,775
RB (Northwestern Memorial Hospital)
Series 2009
0.33%, 10/01/09 (a)(c)(d)	6,285	6,285
RB (Northwestern Memorial Hospital)
Series 2009A
0.33%, 10/01/09 (a)(c)(d)	4,995	4,995
0.33%, 10/01/09 (a)(c)(d)	6,000	6,000
RB (Northwestern Univ)
Series 2006
0.30%, 10/01/09 (a)(c)(d)	6,200	6,200
RB (OSF Healthcare System)
Series 1999
0.53%, 11/15/09 (b)	2,500	2,542
0.70%, 11/15/09 (b)	2,000	2,034
1.15%, 11/15/09 (b)	13,500	13,719
1.22%, 11/15/09 (b)	800	813
1.34%, 11/15/09 (b)	7,000	7,112
1.40%, 11/15/09 (b)	1,700	1,727
RB (OSF Healthcare System)
Series 2009D
0.26%, 10/07/09 (a)(b)	5,000	5,000
RB (Resurrection Health Care)
Series 1999A
0.80%, 10/01/09 (a)(b)(c)(d)	11,250	11,250
RB (Resurrection Health Care)
Series 2005C
0.37%, 10/01/09 (a)(b)	23,100	23,100
RB (Riverside Health System)
Series 2004
0.30%, 10/07/09 (a)(b)	12,890	12,890
RB (Rockford Memorial Hospital)
Series 2008
0.35%, 10/01/09 (a)(b)	20,300	20,300
Refunding RB (Commonwealth Edison)
Series 2008D
0.30%, 10/07/09 (a)(b)	3,000	3,000
Refunding RB (Edward Hospital)
Series 2008B2
0.30%, 10/07/09 (a)(b)	4,920	4,920
Refunding RB (Swedish Covenant Hospital)
Series 2008B
0.30%, 10/07/09 (a)(b)	4,000	4,000
Refunding RB (Univ of Chicago Medical Center)
Series 2009A1
0.40%, 10/01/09 (a)(b)	3,170	3,170
Illinois Housing Development Auth
M/F Mortgage Refunding RB (Hyde Park Tower Apts) Series 2000A
0.45%, 10/07/09 (a)(b)	11,215	11,215
Illinois Regional Transportation Auth
GO Bonds Series 2005A
0.40%, 10/01/09 (a)(c)(d)	28,835	28,835
Lake Cnty
M/F Housing RB (Whispering Oaks Apts) Series 2008
0.37%, 10/01/09 (a)(b)	3,250	3,250

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Lombard
Refunding IDRB (B&H Partnership) Series 1995
0.60%, 10/01/09 (a)(b)	1,850	1,850
Metropolitan Pier & Exposition Auth
McCormick Place Expansion Project Bonds
Series 2002A
0.35%, 10/01/09 (a)(b)(c)(d)	3,460	3,460
0.35%, 10/01/09 (a)(b)(c)(d)	5,000	5,000
0.35%, 10/01/09 (a)(b)(c)(d)	6,210	6,210
0.35%, 10/01/09 (a)(b)(c)(d)	11,855	11,855
0.37%, 10/01/09 (a)(b)(c)(d)	10,330	10,330
RB (McCormick Place Convention Complex Hospitality Facilities)
Series 1996A
1.31%, 10/01/09 (a)(b)(c)(d)	26,490	26,490
Metropolitan Water Reclamation District of Greater Chicago
GO Refunding Bonds
Series of May 2006
0.33%, 10/01/09 (a)(c)(d)	3,830	3,830
Unlimited Tax GO Refunding Bonds
Series 2006
0.30%, 10/01/09 (a)(b)(c)(d)	30,740	30,740
Unlimited Tax GO Refunding Bonds
Series 2007B
1.30%, 10/01/09 (a)(c)(d)	7,045	7,045
Unlimited Tax GO Refunding Bonds
Series 2007B & Series 2007C
0.50%, 10/01/09 (a)(c)(d)	44,070	44,070
Northern Illinois Municipal Power Agency
Power Project RB (Prairie State) Series 2007A
0.35%, 10/01/09 (a)(b)(c)(d)	13,120	13,120
Palatine
Special Facility RB (Little City for Community Development) Series 1998
1.36%, 10/07/09 (a)(b)	5,000	5,000
Rockford
IDRB (Rockford Industrial Welding Supply) Series 1996
1.55%, 10/01/09 (a)(b)	2,000	2,000
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004
0.65%, 10/01/09 (a)(b)	6,860	6,860
Univ of Illinois
Refunding RB Series 2008
0.37%, 10/07/09 (a)(b)	9,500	9,500
Yorkville
IDRB (FE Wheaton & Co) Series 1996
1.55%, 10/01/09 (a)(b)	800	800

		824,367
Indiana 1.8%

Columbia City
RB (Precision Plastics) Series 1997
0.63%, 10/07/09 (a)(b)	1,900	1,900

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Elkhart Cnty
RB (West Plains Apts) Series 1998A
2.12%, 10/07/09 (a)(b)	1,590	1,590
Elkhart Cnty Hospital Auth
RB (Elkhart General Hospital) Series 2008
0.26%, 10/07/09 (a)(b)	13,400	13,400
Indiana Development Finance Auth
IDRB (Big Sky Park) Series 1999
0.60%, 10/01/09 (a)(b)	3,000	3,000
Indiana Finance Auth
Environmental RB (PSI Energy)
Series 2005B
0.32%, 10/07/09 (a)(b)	10,500	10,500
Hospital RB (Parkview Health System)
Series 2009A
0.32%, 10/01/09 (a)(b)(c)(d)	4,855	4,855
RB (Ascension Health)
Series 2008E8
1.63%, 12/15/09	25,000	25,096
RB (Sisters of St. Francis Health Services)
Series 2008F
0.30%, 10/01/09 (a)(b)	5,000	5,000
RB (Sisters of St. Francis Health Services)
Series 2008G
0.30%, 10/01/09 (a)(b)	5,250	5,250
Refunding RB (Duke Energy Indiana)
Series 2009A1
0.40%, 10/07/09 (a)(b)	6,000	6,000
Refunding RB (Duke Energy Indiana)
Series 2009A2
0.40%, 10/07/09 (a)(b)	3,300	3,300
Refunding RB (Duke Energy Indiana)
Series 2009A3
0.26%, 10/07/09 (a)(b)	10,300	10,300
Refunding RB (Sisters of St. Francis Health Services)
Series 2008A
0.31%, 10/01/09 (a)(b)	34,865	34,865
Refunding RB (Sisters of St.Francis Health Services)
Series 2008C
0.65%, 01/28/10 (c)(d)	14,705	14,705
Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006
0.31%, 10/01/09 (a)(b)(c)(d)	30,840	30,840
Indiana Health Facility Financing Auth
RB (Ascension Health)
Series 2002E
0.58%, 05/04/10	31,875	31,875
RB (Ascension Health)
Series 2003E6
0.60%, 03/15/10	22,280	22,280
RB (Ascension Health)
Series 2005A7
0.68%, 04/01/10	2,500	2,554
0.80%, 04/01/10	2,500	2,552
1.03%, 04/01/10	2,500	2,549

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A
0.53%, 10/01/09 (a)(c)(d)	4,765	4,765
Indiana Municipal Power Agency
Power Supply System RB Series 2006A
0.38%, 10/01/09 (a)(b)(c)(d)	25,290	25,290
Indiana Univ
Consolidated RB Series 2008A
0.32%, 10/01/09 (a)(c)(d)	11,300	11,300
Indianapolis
M/F Housing RB (Nora Pines Apts) Series 2001
0.45%, 10/01/09 (a)(b)	9,275	9,275
Indianapolis Local Public Improvement Bond Bank
Waterworks Project Bonds Series 2009A
0.65%, 02/24/10 (b)(c)(d)	14,545	14,545
IPS Multi-School Building Corp
First Mortgage Refunding Bonds Series 2007
0.34%, 10/01/09 (a)(b)(c)(d)	13,435	13,435
Lawrenceburg
Pollution Control Refunding RB (Indiana Michigan Power) Series H
0.35%, 10/01/09 (a)(b)	15,900	15,900
St. Joseph Cnty
RB (Corby Apts)
Series 1997B
2.12%, 10/07/09 (a)(b)	3,145	3,145
RB (Pin Oaks Apts)
Series 1997A
2.12%, 10/07/09 (a)(b)	1,000	1,000
RB (Western Manor Apts)
Series 1997C
2.12%, 10/07/09 (a)(b)	2,130	2,130
Vigo Cnty
RB (Sisters of Providence) Series 2001
0.65%, 10/01/09 (a)(b)	3,500	3,500
Wayne Township School Building Corp
First Mortgage Refunding Bonds Series 2006
0.30%, 10/01/09 (a)(b)(c)(d)	5,045	5,045

		341,741
Iowa 0.5%

Des Moines Metropolitan Wastewater Reclamation Auth
Sewer RB Series 2004B
0.34%, 10/01/09 (a)(b)(c)(d)	6,445	6,445
Iowa Finance Auth
M/F Housing RB (Country Club Village)
Series 2006
0.45%, 10/01/09 (a)(b)	11,370	11,370
Midwestern Disaster Area RB (Cargill)
Series 2009A
0.49%, 10/01/09 (a)	30,000	30,000
Midwestern Disaster Area RB (Cargill)

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2009B
0.49%, 10/01/09 (a)	25,000	25,000
Solid Waste Disposal RB (MidAmerican Energy)
Series 2008A
0.55%, 10/07/09 (a)	11,000	11,000
Sub RAN (Iowa School Cash Anticipation Program)
Series 2009B
0.48%, 06/23/10 (b)	17,848	18,108
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ) Series 2003
0.37%, 10/01/09 (a)(b)	2,000	2,000

		103,923

Kansas 0.1%

Unified Government of Wyandotte Cnty & Kansas City
Utility System Refunding RB Series 2004
0.38%, 10/01/09 (a)(b)(c)(d)	20,730	20,730

Kentucky 0.8%

Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp) Series 2000
0.45%, 10/01/09 (a)(b)	12,790	12,790
Danville
Lease RB
Series 1989
1.90%, 10/01/09 (b)	28,750	28,750
1.80%, 10/07/09 (b)	17,000	17,000
Jefferson Cnty
M/F Housing Refunding RB (Camden Brookside Apts) Series 2002
0.38%, 10/01/09 (a)(b)	8,900	8,900
Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A
0.43%, 10/01/09 (a)(b)	13,925	13,925
Kentucky Housing Corp
Housing RB Series 2002A
0.38%, 10/07/09 (a)(c)(d)	1,215	1,215
Kentucky State Property & Buildings Commission
Refunding RB Project No. 84
1.31%, 10/01/09 (a)(c)(d)	34,315	34,315
Kentucky Turnpike Auth
RB (Revitalization Projects) Series 2008A
0.32%, 10/01/09 (a)(c)(d)	2,615	2,615
Louisville & Jefferson Cnty Metropolitan Government
GO BAN 2008A
1.10%, 12/01/09	8,800	8,820
Mason Cnty
Pollution Control RB (East Kentucky Power Coop) Pooled
Series 1984B2
1.08%, 10/07/09 (a)(b)	9,580	9,580
Pollution Control RB (East Kentucky Power Coop) Pooled
Series 1984B3
1.08%, 10/07/09 (a)(b)	8,700	8,700

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Richmond
IDRB (Mikron) Series 1995
0.60%, 10/07/09 (a)(b)	1,100	1,100

		147,710

Louisiana 2.2%

Ascension Parish IDB
RB (IMTT-Geismar) Series 2007
0.29%, 10/07/09 (a)(b)	17,000	17,000
East Baton Rouge Parish
Sales Tax Refunding RB Series 2008A
0.40%, 10/07/09 (a)(b)	45,040	45,040
Jefferson Parish Hospital District No. 1
Hospital RB (West Jefferson Medical Center) Series 2004A
1.10%, 01/01/10 (b)	40,000	40,474
Jefferson Sales Tax District
Special Sales Tax RB Series 2005
0.35%, 10/01/09 (a)(b)(c)(d)	870	870
Louisiana
Gasoline & Fuels Tax RB
Series 2005A
0.31%, 10/01/09 (a)(b)(c)(d)	3,395	3,395
Gasoline & Fuels Tax RB
Series 2006A
0.33%, 10/01/09 (a)(b)(c)(d)	20,715	20,715
Louisiana HFA
M/F Housing RB (Belmont Village Apts)
Series 2009
0.37%, 10/01/09 (a)(b)	8,950	8,950
M/F Housing RB (Jefferson Lakes Apts)
Series 2007
0.49%, 10/01/09 (a)(b)	14,900	14,900
M/F Housing RB (Lapalco Court Apts)
Series 2007
0.49%, 10/01/09 (a)(b)	6,400	6,400
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Bossier) Series 2007
0.31%, 10/01/09 (a)(b)(c)(d)	18,155	18,155
Louisiana Municipal Natural Gas Purchasing & Distribution Auth
RB (Gas Project No. 1) Series 2006
0.40%, 10/01/09 (a)(b)(c)(d)	39,419	39,419
Louisiana Public Facilities Auth
RB (Diocese of Houma-Thibodaux) Series 2006
3.36%, 10/07/09 (a)(b)	7,800	7,800
Louisiana State Univ Agricultural & Mechanical College
Auxiliary RB Series 2006
0.34%, 10/01/09 (a)(b)(c)(d)	27,525	27,525

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New Orleans IDB
M/F Housing RB (3700 Orleans) Series 2000
0.42%, 10/01/09 (a)(b)	29,000	29,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B
3.21%, 03/15/10 (b)	16,400	16,437
St. James Parish
Pollution Control Refunding RB (Texaco)
Series 1988A
0.45%, 01/15/10	59,030	59,030
Pollution Control Refunding RB (Texaco)
Series 1988B
0.45%, 01/15/10	39,030	39,030
RB (NuStar Logistics)
Series 2008
0.30%, 10/07/09 (a)(b)	10,000	10,000

		404,140

Maine 0.3%

Maine Finance Auth
RB (Jackson Laboratory) Series 2002
0.40%, 10/01/09 (a)(b)	5,000	5,000
Maine Health & Educational Facilities Auth
RB Series 2006F
0.34%, 10/01/09 (a)(b)(c)(d)	15,020	15,020
Maine State Housing Auth
Mortgage Purchase Bonds Series 2008I
2.00%, 12/16/09	33,000	33,000

		53,020

Maryland 0.8%

Maryland Community Development Administration
Housing RB
Series 2006D & 2007B
0.53%, 10/22/09 (c)(d)	9,260	9,260
Residential RB
Series 2007D
0.38%, 10/07/09 (a)(c)(d)	5,635	5,635
Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health System)
Series E
0.45%, 11/03/09 (b)	41,550	41,550
Mortgage RB (Western Maryland Health System)
Series 2006A
0.57%, 03/10/10 (b)(c)(d)	14,665	14,665
RB (De Matha Catholic High School)
Series 2008
0.37%, 10/01/09 (a)(b)	9,110	9,110
RB (Frederick Memorial Hospital)
Series 2008
0.32%, 10/07/09 (a)(b)	8,000	8,000
RB (Goucher College)
Series 2007
0.32%, 10/01/09 (a)(b)	4,845	4,845
RB (John Hopkins Univ)

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2008A
0.32%, 10/01/09 (a)(c)(d)	3,850	3,850
RB (LifeBridge Health)
Series 2008
0.50%, 10/01/09 (a)(b)(c)(d)	9,000	9,000
RB (Pooled Loan Program)
Series 1985B
0.27%, 10/07/09 (a)(b)	275	275
RB (Pooled Loan Program)
Series 1994D
0.32%, 10/01/09 (a)(b)	4,627	4,627
RB (Univ of Maryland Medical System)
Series 2007A
0.35%, 10/01/09 (a)(b)	10,435	10,435
RB (Upper Chesapeake Hospitals)
Series 2008B
0.32%, 10/07/09 (a)(b)	5,780	5,780
Maryland State Economic Development Corp
RB (Constellation Energy) Series 2007
0.43%, 10/01/09 (a)(b)	13,000	13,000
Montgomery Cnty Housing Opportunities Commission
Housing Development Bonds
Series 2008A
1.04%, 01/01/10	8,250	8,270
Housing RB (Oakfield Apts)
Series 2005I
0.32%, 10/07/09 (a)(b)	6,550	6,550

		154,852

Massachusetts 3.0%

Boston Industrial Development Financing Auth
IDRB (Fenway Community Health Center) Series 2006B
0.31%, 10/07/09 (a)(b)	6,095	6,095
Massachusetts
GO Bonds Consolidated Loan of 1998
Series C
0.43%, 10/01/09 (a)(c)(d)	3,485	3,485
GO Bonds Consolidated Loan of 2000
Series A
0.62%, 02/01/10 (b)	1,025	1,054
1.00%, 02/01/10 (b)	8,625	8,855
GO Bonds Consolidated Loan of 2001
Series D
0.43%, 10/01/09 (a)(c)(d)	2,785	2,785
GO Bonds Consolidated Loan of 2007
Series C
0.34%, 10/01/09 (a)(c)(d)	6,185	6,185
0.36%, 10/01/09 (a)(c)(d)	3,000	3,000
GO RAN
Series 2009B
0.38%, 05/27/10	25,000	25,344
GO RAN
Series 2009C
0.40%, 06/24/10	35,000	35,534
GO Refunding Bonds
Series 1998A
0.32%, 10/01/09 (a)(c)	14,905	14,905
GO Refunding Bonds
Series 2002A
0.40%, 02/01/10	7,665	7,795

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Refunding Bonds
Series 2004A
0.50%, 10/01/09 (a)(c)(d)	3,950	3,950
1.30%, 10/01/09 (a)(c)(d)	27,680	27,680
1.30%, 10/01/09 (a)(c)(d)	20,575	20,575
GO Refunding Bonds
Series 2004B
1.30%, 10/01/09 (a)(c)(d)	7,585	7,585
Massachusetts Bay Transportation Auth
Assessment Bonds
Series 2006A
0.30%, 10/01/09 (a)(c)(d)	21,200	21,200
1.31%, 10/01/09 (a)(c)(d)	7,955	7,955
Sr Sales Tax Bonds
Series 2005A
1.31%, 10/01/09 (a)(c)(d)	5,485	5,485
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington)
Series 2005B
0.32%, 10/01/09 (a)(b)	4,300	4,300
M/F Housing RB (Archstone Reading Apts)
Series 2004A
0.42%, 10/01/09 (a)(b)	12,560	12,560
M/F Housing Refunding RB (Kensington at Chelmsford)
Series 2002
0.37%, 10/01/09 (a)(b)	15,550	15,550
RB (Abby Kelley Foster Charter Public School)
Series 2008
0.35%, 10/01/09 (a)(b)	3,500	3,500
RB (Boston College)
Series P
0.35%, 10/01/09 (a)(c)(d)	3,900	3,900
RB (Boston Univ)
Series U5A
0.35%, 10/24/09 (a)(b)	1,800	1,800
RB (Eaglebrook School)
Series 2007
0.32%, 10/07/09 (a)(b)	600	600
RB (Greater Boston Food Bank)
Series 2008A
0.31%, 10/07/09 (a)(b)	5,900	5,900
RB (Sophia Snow Home)
Series 2004A
0.32%, 10/07/09 (a)(b)	2,800	2,800
RB (Worcester Academy)
Series 2000
0.57%, 10/01/09 (a)(b)	740	740
RB (YMCA of Greater Worcester)
Series 2006
0.29%, 10/07/09 (a)(b)	2,505	2,505
Resource Recovery RB (Waste Management)
Series 1999
0.33%, 10/07/09 (a)(b)	7,000	7,000
Solid Waste Disposal RB (Newark Group)
Series 2001C
0.55%, 10/07/09 (a)(b)	7,300	7,300
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
0.48%, 07/08/10	5,797	5,797
RB (Capital Asset Program)

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series M2
0.30%, 10/01/09 (a)(b)	24,195	24,195
RB (Harvard Univ)
Series 2009A
0.31%, 10/01/09 (a)(c)(d)	12,495	12,495
RB (Hillcrest Extended Care Services)
Series A
0.31%, 10/07/09 (a)(b)	4,420	4,420
RB (MIT)
Series 2008O
0.36%, 10/01/09 (a)(c)(d)	4,685	4,685
RB (MIT)
Series K
0.40%, 10/01/09 (a)(c)(d)	5,000	5,000
RB (Partners HealthCare System)
Series 2008H1
0.50%, 01/13/10	5,000	5,000
RB (South Shore Hospital)
Series 2008G
0.43%, 10/01/09 (a)(b)(c)	55,460	55,460
RB (South Shore Property)
Series 2008A
0.32%, 10/01/09 (a)(b)	11,700	11,700
Refunding RB (Suffolk Univ)
Series 2007B
0.37%, 10/01/09 (a)(b)	3,400	3,400
Revenue Notes (Harvard Univ)
Series EE
0.35%, 02/24/10	17,204	17,204
Massachusetts HFA
Housing Bonds
Series 2005D
0.42%, 10/01/09 (a)(c)(d)	7,830	7,830
S/F Housing RB
Series 122
0.51%, 10/01/09 (a)(c)(d)	20,415	20,415
Massachusetts School Building Auth
CP
Series A
0.40%, 12/10/09 (b)	23,385	23,385
Dedicated Sales Tax Bonds
Series 2005A
0.36%, 10/01/09 (a)(c)(d)	21,540	21,540
0.36%, 10/01/09 (a)(c)(d)	9,900	9,900
0.43%, 10/01/09 (a)(c)(d)	3,100	3,100
Dedicated Sales Tax Bonds
Series 2007A
0.36%, 10/01/09 (a)(c)(d)	5,400	5,400
Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds
Series 2006
0.36%, 10/01/09 (a)(c)(d)	8,195	8,195
State Revolving Fund Bonds
Series 14
0.36%, 10/01/09 (a)(c)(d)	6,665	6,665
Massachusetts Water Resources Auth
General RB
Series 2002J
0.36%, 10/01/09 (a)(c)(d)	7,500	7,500

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.36%, 10/01/09 (a)(c)(d)	4,900	4,900
General Refunding RB
Series 2007B
0.36%, 10/01/09 (a)(c)(d)	2,530	2,530
Needham
GO BAN 2009
0.44%, 12/15/09	5,169	5,181
New Bedford
GO BAN 2009
0.80%, 02/12/10	9,000	9,039

		562,858

Michigan 2.7%

Detroit
Sewage Disposal System RB
Series 1999A
1.00%, 01/01/10 (b)	36,095	36,906
1.40%, 01/01/10 (b)	750	766
1.50%, 01/01/10 (b)	200	204
Sewage Disposal System Second Lien RB
Series 2001B
0.50%, 10/01/09 (a)(b)(c)(d)	12,135	12,135
Detroit SD
Unlimited Tax GO Bonds Series 2003B
0.36%, 10/01/09 (a)(b)(c)(d)	12,375	12,375
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001
0.40%, 10/01/09 (a)(b)	17,250	17,250
Michigan Higher Education Facilities Auth
Limited Obligation Refunding RB (Hope College) Series 2004
0.33%, 10/01/09 (a)(b)	3,265	3,265
Michigan Housing Development Auth
Rental Housing RB
Series 2000A
0.35%, 10/07/09 (a)(c)	24,570	24,570
Rental Housing RB
Series 2006D
0.61%, 10/01/09 (a)(c)(d)	5,250	5,250
S/F Mortgage RB
Series 2003C
0.60%, 10/07/09 (a)(b)(c)	8,610	8,610
S/F Mortgage RB
Series 2007D
0.45%, 10/01/09 (a)(c)	16,600	16,600
S/F Mortgage RB
Series 2007F
0.41%, 10/07/09 (a)(c)	30,000	30,000
Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985
0.60%, 10/01/09 (a)(b)	7,100	7,100
Michigan Municipal Bond Auth
RAN Series 2009C2
0.85%, 08/20/10 (b)	34,500	34,999

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Michigan State Building Auth
Refunding RB (Facilities Program) Series 2005I
0.31%, 10/01/09 (a)(b)(c)(d)	4,485	4,485
Michigan State Hospital Finance Auth
Hospital RB (Henry Ford Health System)
Series 1999A
1.30%, 11/15/09 (b)	1,945	1,976
Hospital Refunding RB (Henry Ford Health System)
Series 2006B
0.30%, 10/07/09 (a)(b)	19,100	19,100
RB (Ascension Health)
Series 1999A
0.75%, 11/15/09 (b)	26,000	26,432
0.80%, 11/15/09 (b)	200	203
1.08%, 11/15/09 (b)	10,000	10,162
1.30%, 11/15/09 (b)	2,000	2,031
RB (Ascension Health)
Series 1999B1
0.70%, 01/06/10	20,000	20,000
RB (Ascension Health)
Series 1999B3
0.69%, 08/15/10	13,000	13,232
Michigan State Strategic Fund
Limited Obligation RB (American Cancer Society)
Series 2000
0.45%, 10/01/09 (a)(b)	2,745	2,745
Limited Obligation RB (Consumers Energy)
Series 2005
0.33%, 10/07/09 (a)(b)	7,000	7,000
Limited Obligation RB (Metaltec Steel Abrasive)
Series 2006
0.74%, 10/01/09 (a)(b)	1,980	1,980
Limited Obligation RB (United Machining)
Series 1998
0.55%, 10/01/09 (a)(b)	2,600	2,600
Limited Obligation Refunding RB (Van Andel Research Institute)
Series 2008
0.27%, 10/07/09 (a)(b)(g)	90,780	90,780
Oakland Cnty
Limited Obligation RB (Husky Envelope Products) Series 1999
0.55%, 10/01/09 (a)(b)	800	800
Wayne Cnty Airport Auth
Airport RB (Detroit Metropolitan Airport)
Series 2005
0.40%, 10/01/09 (a)(b)(c)(d)	18,615	18,615
Airport RB (Detroit Metropolitan Airport)
Series 2008A
0.38%, 10/01/09 (a)(b)(c)(d)	47,800	47,800
Airport Refunding RB (Detroit Metropolitan Airport)
Series 2008C
0.37%, 10/01/09 (a)(b)	9,975	9,975
0.37%, 10/01/09 (a)(b)	14,290	14,290

		504,236

Minnesota 1.2%

Duluth Econ Dev Auth & Brainerd
Health Care Facilities RB (Benedictine Health System) Series 1993C & 1993E
0.44%, 10/01/09 (a)(b)(c)(d)	14,360	14,360

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009
0.40%, 10/01/09 (a)(b)	19,350	19,350
Eden Prairie
M/F Housing RB Series 2003A
0.45%, 10/02/09 (a)(b)	17,500	17,500
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing Refunding RB (Stone Arch Apts) Series 2002
0.45%, 10/01/09 (a)(b)	2,800	2,800
Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000
0.59%, 10/01/09 (a)(b)	2,300	2,300
Minneapolis-St. Paul Metropolitan Airports Commission
Sub Airport RB Series 2005A
0.35%, 10/01/09 (a)(b)(c)(d)	3,380	3,380
Minnesota Agricultural & Economic Development Board
RB (Evangelical Lutheran Good Samaritan Society) Series 1996
0.55%, 10/01/09 (a)(b)	7,200	7,200
Minnesota HFA
Residential Housing Finance Bonds
Series 2005M
0.39%, 10/01/09 (a)(c)	1,720	1,720
Residential Housing Finance Bonds
Series 2006G
0.48%, 10/01/09 (a)(c)(d)	4,985	4,985
Minnesota Higher Education Facilities Auth
RB (Hamline Univ)
Series Six-E1
0.40%, 10/01/09 (a)(b)	1,935	1,935
RB (Hamline Univ)
Series Six-E2
0.40%, 10/01/09 (a)(b)	3,565	3,565
Rochester
Health Care Facilities RB (Mayo Clinic)
Series 2008D
0.55%, 05/10/10	30,000	30,000
Health Care Facilities RB (Mayo Foundation)
Series 2000A
0.40%, 10/15/09	74,000	74,000
Health Care Facilities RB (Mayo Foundation)
Series 2001A
0.35%, 10/14/09 (c)	3,600	3,600
St. Louis Park
M/F Housing RB (At The Park) Series 2002A
0.45%, 10/02/09 (a)(b)	3,300	3,300
St. Paul Housing & Redevelopment Auth
District Heating RB Series 1999D
0.90%, 10/02/09 (a)(b)	2,590	2,590

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A
0.34%, 10/01/09 (a)(b)(c)(d)	27,625	27,625

		220,210

Mississippi 0.6%

Mississippi Business Finance Corp
IDRB (Electric Mills Wood Preserving)
Series 1999
0.62%, 10/01/09 (a)(b)	5,000	5,000
RB (Jackson Medical Mall Foundation)
Series 2008A
0.45%, 10/01/09 (a)(b)	5,105	5,105
RB (PSL North America)
Series 2007A
0.37%, 10/01/09 (a)(b)	58,000	58,000
Mississippi Development Bank
Special Obligation Refunding Bonds (Magnolia Regional Health Center) Series 2009
0.32%, 10/01/09 (a)(b)	5,000	5,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2
0.49%, 10/01/09 (a)(b)	6,750	6,750
Mississippi Hospital Equipment & Facilities Auth
RB (North Mississippi Health Services)
Series 2001-1
0.30%, 10/01/09 (a)	13,200	13,200
RB (North Mississippi Health Services)
Series 2003-1
0.30%, 10/01/09 (a)	9,258	9,258
RB (North Mississippi Health Services)
Series 2003-2
0.30%, 10/01/09 (a)	9,725	9,725

		112,038

Missouri 2.2%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Sub Mass Transit Sales Tax Appropriation Bonds (Metrolink Cross Cnty Extension)
Series 2005A
1.61%, 10/01/09 (b)	29,575	29,575
2.23%, 10/01/09 (b)	275	275
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004
0.45%, 10/01/09 (a)(b)	8,500	8,500
Kansas City
Special Obligation Refunding Bonds (H. Roe Bartle Convention Center) Series 2008E
0.29%, 10/07/09 (a)(b)	14,250	14,250
Kansas City IDA
M/F Housing RB (Clay Terrace Apts)
Series 2006
0.60%, 10/01/09 (a)(b)	10,500	10,500
M/F Housing RB (Timberlane Village Apts)

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 1986
0.47%, 10/01/09 (a)(b)	18,400	18,400
Missouri Development Finance Board
Air Cargo Facility Refunding RB (St. Louis Air Cargo Services) Series 2000
0.44%, 10/01/09 (a)(b)	12,000	12,000
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Diocese of Kansas City — St. Joseph & St. Pius X High School)
Series 2004A
0.70%, 10/01/09 (a)(b)	2,680	2,680
Educational Facilities RB (Rockhurst High School)
Series 2002
0.53%, 10/01/09 (a)(b)	4,940	4,940
Educational Facilities RB (Rockhurst High School)
Series 2006
0.53%, 10/01/09 (a)(b)	4,950	4,950
Educational Facilities RB (Washington Univ)
Series 2003A
0.36%, 10/01/09 (a)(c)(d)	6,325	6,325
Health Facilities RB (SSM Healthcare)
Series 2005B
0.41%, 10/01/09 (a)(c)(d)	11,800	11,800
Health Facilities RB (St. Luke’s Health System)
Series 2008A
0.35%, 10/07/09 (a)(b)	8,350	8,350
Health Facilities RB (St. Luke’s Health System)
Series 2008B
0.35%, 10/07/09 (a)(b)	22,500	22,500
RB (Ascension Health)
Series 2003C2
0.73%, 03/03/10	17,000	17,000
RB (Ascension Health)
Series 2003C3
0.73%, 03/03/10	18,200	18,200
Missouri Higher Education Loan Auth
Student Loan RB Sr Series 2008A2
0.45%, 10/01/09 (a)(b)	56,250	56,250
Missouri Housing Development Commission
S/F Mortgage RB (Homeownership Loan Program) Series 2004A1
0.65%, 10/01/09 (a)(c)(d)	2,690	2,690
Missouri Joint Municipal Electric Utility Commission
Power Project RB (Prairie State) Series 2007A
0.31%, 10/01/09 (a)(b)(c)(d)	12,150	12,150
Springfield
Public Utility RB Series 2006
0.30%, 10/01/09 (a)(b)(c)(d)	30,410	30,410
St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I)
Series 2004A
0.47%, 10/01/09 (a)(b)	15,600	15,600
M/F Housing Refunding RB (Time Centre Apts Phase II)
Series 2004B
0.50%, 10/01/09 (a)(b)	4,500	4,500

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

St. Louis
TRAN Series 2009
0.60%, 06/30/10	10,000	10,104
St. Louis Cnty IDA
IDRB (Kessler Container)
Series 1997A
0.55%, 10/01/09 (a)(b)	1,300	1,300
M/F Housing RB (Black Forest Apts)
Series 1997
0.44%, 10/01/09 (a)(b)	4,000	4,000
M/F Housing RB (Southwest Crossing)
Series 2001
0.42%, 10/01/09 (a)(b)	9,500	9,500
M/F Housing RB (Whispering Lakes Apts)
Series 1995
0.44%, 10/01/09 (a)(b)	7,435	7,435
M/F Housing Refunding RB (Merchandise Mart Apts)
Series 2005A
0.42%, 10/01/09 (a)(b)	20,475	20,475
Univ of Missouri
Capital Projects Notes Fiscal 2009-2010 Series A
0.40%, 06/30/10	40,000	40,475
Washington IDA
IDRB (Clemco Industries)
Series 1997
0.92%, 10/01/09 (a)(b)	2,710	2,710
IDRB (Pauwels Transformers)
Series 1995
0.67%, 10/01/09 (a)(b)	1,800	1,800

		409,644
Montana 0.1%

Richland Cnty
Hospital RB (Sidney Health Center) Series 2007A
0.55%, 10/01/09 (a)(b)	9,600	9,600

Nebraska 1.1%

Central Plains Energy Project
Gas Project RB Series 2009
0.40%, 10/01/09 (a)(b)	30,000	30,000
Madison Cnty Hospital Auth No.1
Hospital RB (Faith Regional Health Services) Series 2008B
0.34%, 10/01/09 (a)(b)	4,000	4,000
Nebraska Investment Finance Auth
S/F Housing RB
Series 2006F
0.44%, 10/01/09 (a)(c)(d)	7,505	7,505
S/F Housing RB
Series 2007D
0.47%, 10/07/09 (a)(c)	11,450	11,450
Nebraska Public Power District
General RB
Series 2006A
0.30%, 10/01/09 (a)(b)(c)(d)	24,740	24,740
0.38%, 10/01/09 (a)(b)(c)(d)	17,995	17,995
Omaha Public Power District

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Electric System RB
Series 2005A
0.38%, 10/01/09 (a)(b)(c)(d)	22,135	22,135
Electric System RB
Series 2006A
0.50%, 11/05/09 (c)(d)	10,065	10,065
Electric System Sub RB
Series 2006B
0.37%, 10/01/09 (a)(c)(d)	3,570	3,570
Public Power General Agency
RB (Whelan Energy Center Unit 2) Series 2007A
0.30%, 10/01/09 (a)(b)(c)(d)	47,260	47,260
Stanton Cnty
IDRB (Nucor Corp) Series 1996
0.43%, 10/07/09 (a)	19,300	19,300

		198,020
Nevada 2.2%

Clark Cnty
Airport System Jr Sub Lien Revenue Notes
Series 2009A
0.78%, 07/01/10	40,000	40,509
Airport System Sub Lien RB
Series 2007A1
0.38%, 10/01/09 (a)(b)(c)(d)	7,160	7,160
GO (Limited Tax) Bond Bank Bonds
Series 2006
0.30%, 10/01/09 (a)(b)(c)(d)	26,160	26,160
GO (Limited Tax) Bond Bank Bonds
Series 2008
0.40%, 10/01/09 (a)(c)(d)	8,400	8,400
Passenger Facility Charge RB (Las Vegas McCarran International Airport)
Series 2007A1
0.59%, 10/01/09 (a)(b)(c)(d)	4,780	4,780
Passenger Facility Charge RB (Las Vegas McCarran International Airport)
Series 2007A2
0.57%, 03/10/10 (b)(c)(d)	35,060	35,060
RB (Bishop Gorman High School)
Series 2006
0.65%, 10/01/09 (a)(b)	14,335	14,335
Sales & Excise Tax Revenue CP Notes
Series 2008A&B
0.52%, 10/07/09 (b)	2,500	2,500
0.40%, 10/08/09 (b)	33,500	33,500
Clark Cnty SD
GO (Limited Tax) Bonds Series 2006B
0.35%, 10/01/09 (a)(b)(c)(d)	7,125	7,125
Clark Cnty Special Improvement District No.121
Local Improvement Bonds (Southern Highlands Area) Series 1999
1.25%, 12/01/09 (b)	12,415	12,791
Las Vegas Valley Water District
GO Limited Tax Water Bonds
Series 2006A
0.30%, 10/01/09 (a)(b)(c)(d)	27,995	27,995
GO Limited Tax Water CP

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2004A
0.45%, 10/15/09 (c)	30,000	30,000
GO Limited Tax Water CP
Series 2004B
0.35%, 10/02/09 (c)	25,000	25,000
Nevada Dept of Business & Industry
RB (LVE Energy Partners)
Series 2007
0.60%, 10/01/09 (a)(b)	13,100	13,100
RB (Nevada Cancer Institute)
Series 2003
0.37%, 10/01/09 (a)(b)	5,000	5,000
Nevada Housing Division
M/F Housing RB (Apache Pines Apts)
Series 1999A
0.48%, 10/01/09 (a)(b)	7,415	7,415
M/F Housing RB (Banbridge Apts)
Series 2000A
0.60%, 10/01/09 (a)(b)	3,960	3,960
M/F Housing RB (Sierra Pointe Apts)
Series 2005
0.48%, 10/01/09 (a)(b)	6,065	6,065
M/F Housing RB (Silver Pines Apts)
Series 2002A
0.48%, 10/01/09 (a)(b)	8,600	8,600
M/F Housing RB (St. Rose Srs Apts)
Series 2002A
0.48%, 10/01/09 (a)(b)	14,770	14,770
M/F Housing Refunding RB (Oakmont)
Series 2002
0.65%, 10/01/09 (a)(b)	4,350	4,350
Nevada System of Higher Education
Univ RB Series 2005B
0.57%, 03/10/10 (c)(d)	13,075	13,075
North Las Vegas
GO Building Bonds Series 2006
0.30%, 10/01/09 (a)(b)(c)(d)	30,560	30,560
Reno
Hospital Refunding RB (Renown Regional Medical Center) Series 2009A
0.25%, 10/07/09 (a)(b)	5,475	5,475
Truckee Meadows Water Auth
Water Refunding RB
Series 2006
0.30%, 10/01/09 (a)(b)(c)(d)	10,300	10,300
Water Revenue CP
Series 2006B
0.40%, 10/15/09 (b)	5,300	5,300

		403,285
New Hampshire 0.3%

New Hampshire Business Finance Auth
RB (Cottage Hospital)
Series 2005
0.65%, 10/01/09 (a)(b)	7,105	7,105
Solid Waste Disposal RB (Lonza Biologics)
Series 2003

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.57%, 10/01/09 (a)(b)	30,000	30,000
New Hampshire Health & Educational Facilities Auth
RB (Riverwoods at Exeter)
Series 2003
0.32%, 10/01/09 (a)(b)	3,085	3,085
RB (Riverwoods at Exeter)
Series 2008
0.33%, 10/01/09 (a)(b)	15,000	15,000
RB (Southern New Hampshire Univ)
Series 2008
0.35%, 10/01/09 (a)(b)	8,000	8,000

		63,190

New Jersey 1.1%

East Brunswick Township
BAN 2009
0.54%, 04/28/10	15,000	15,082
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems)
Series 2007
0.54%, 10/01/09 (a)(b)	7,585	7,585
RB (Chambers Co-Generation)
1.00%, 10/06/09 (b)	30,000	30,000
RB (Hamilton Industrial Development)
Series 1998
0.60%, 10/07/09 (a)(b)	4,425	4,425
RB (Jewish Home at Rockleigh)
Series 1998B
0.51%, 10/01/09 (a)(b)	8,875	8,875
RB (Research & Manufacturing Corp of America)
Series 2006
0.64%, 10/01/09 (a)(b)	3,510	3,510
School Facilities Construction Bonds
Series 2008X
0.20%, 10/07/09 (a)(b)	5,550	5,550
School Facilities Construction Notes
Series 2009A
0.47%, 06/18/10	26,000	26,374
School Facilities Construction Refunding Bonds
Series 2008V2
0.45%, 10/07/09 (a)(b)	7,625	7,625
School Facilities Construction Refunding Bonds
Series 2008V5
0.35%, 10/07/09 (a)(b)	29,200	29,200
Thermal Energy Facilities RB (Marina Energy)
Series 2001A
0.37%, 10/01/09 (a)(b)	8,400	8,400
New Jersey Health Care Facilities Financing Auth
RB (AHS Hospital) Series 2008B
0.30%, 10/01/09 (a)(b)	9,500	9,500
New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008F
0.34%, 10/01/09 (a)(b)	12,400	12,400
New Jersey State Higher Education Assistance Auth
Student Loan RB Series 2008A
0.59%, 10/01/09 (a)(b)(c)(d)	7,640	7,640

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds Series 2002
0.38%, 10/01/09 (a)(b)(c)(d)	450	450
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2005A
1.05%, 12/15/09	6,500	6,556
Transportation System Bonds
Series 2006A
0.45%, 10/01/09 (a)(b)(c)(d)	1,610	1,610
Transportation System Bonds
Series 2006C
0.38%, 10/01/09 (a)(b)(c)(d)	1,735	1,735
0.38%, 10/01/09 (a)(b)(c)(d)	9,150	9,150
New Jersey Turnpike Auth
Turnpike RB Series 2003A & Refunding RB Series 2005A
0.85%, 10/01/09 (a)(b)(c)(d)	5,335	5,335

		201,002

New Mexico 0.3%

Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008
0.55%, 10/01/09 (a)(b)	3,750	3,750
Farmington
Hospital RB (San Juan Regional Medical Center) Series 2004B
0.40%, 10/01/09 (a)(b)	5,000	5,000
New Mexico Educational Assistance Foundation
Education Loan Bonds Sr Series 2009A
0.39%, 10/07/09 (a)(b)	3,000	3,000
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services)
Series 2008B
0.35%, 10/01/09 (a)(c)	18,615	18,615
Hospital System RB (Presbyterian Healthcare Services)
Series 2009A
0.60%, 03/24/10 (b)(c)(d)	6,330	6,330
Santa Fe
Wastewater System Sub Lien RB (Gross Receipts Tax) Series 1997B
0.29%, 10/07/09 (a)(b)	14,900	14,900

		51,595

New York 8.7%

Albany Cnty Airport Auth
Airport Refunding RB Series 2008A
0.47%, 10/01/09 (a)(b)	8,080	8,080
Long Island Power Auth
Electric System Sub RB Series 2001-3A
0.36%, 10/07/09 (a)(b)	2,170	2,170
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A
0.41%, 10/01/09 (a)(b)(c)	65,865	65,865

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Nassau Health Care Corp
Bonds Series 2009D2
0.43%, 10/27/09 (b)	9,000	9,000
New Rochelle IDA
IDRB (West End Phase I Facility) Series 2006
0.75%, 10/01/09 (a)(b)	4,265	4,265
New York City
GO Bonds Fiscal 1995
Series F6
0.32%, 10/07/09 (a)(b)	6,160	6,160
GO Bonds Fiscal 2002
Series A1
0.42%, 10/01/09 (a)(c)(d)	24,750	24,750
GO Bonds Fiscal 2004
Series F
0.68%, 10/01/09 (a)(c)(d)(g)	190,000	190,000
GO Bonds Fiscal 2005
Series C3
0.33%, 10/01/09 (a)(c)(d)	12,700	12,700
GO Bonds Fiscal 2005
Series G&O
0.31%, 10/01/09 (a)(c)(d)	9,115	9,115
GO Bonds Fiscal 2006
Series F4
0.30%, 10/01/09 (a)(b)	53,025	53,025
GO Bonds Fiscal 2008
Series D3
0.25%, 10/01/09 (a)(c)	1,000	1,000
New York City Housing Development Corp
M/F Housing RB
Series 2008A1B
0.40%, 10/01/09 (a)(c)	23,100	23,100
M/F Housing RB
Series 2008I2
0.73%, 05/13/10	43,250	43,250
M/F Housing RB
Series 2009H
0.55%, 07/01/10	30,000	30,000
M/F Mortgage RB (Boricua Village Apts)
Series 2007A
0.34%, 10/07/09 (a)(b)	11,000	11,000
M/F Mortgage RB (Queens Family Courthouse Apts)
Series 2007A
0.34%, 10/07/09 (a)(b)	54,000	54,000
M/F Rental Housing RB (Sierra)
Series 2003A
0.30%, 10/07/09 (a)(b)	12,205	12,205
M/F Rental Housing RB (The Nicole)
Series 2005A
0.30%, 10/07/09 (a)(b)	10,200	10,200
M/F Rental Housing RB (West End Towers)
Series 2004A
0.30%, 10/07/09 (a)(b)	29,500	29,500
New York City IDA
Empowerment Zone RB (Tiago Holdings)
Series 2007
0.33%, 10/01/09 (a)(b)	16,000	16,000
Refunding IDRB (Allway Tools)
Series 1997

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.75%, 10/01/09 (a)(b)	1,020	1,020
New York City Municipal Water Finance Auth
CP
Series 5
0.45%, 12/02/09	22,000	22,000
Extendible CP
Series 7
0.45%, 12/09/09	37,000	37,000
Water & Sewer System RB Fiscal 2002
Series G
0.36%, 10/01/09 (a)(c)(d)	7,500	7,500
Water & Sewer System RB Fiscal 2003
Series E
0.36%, 10/01/09 (a)(c)(d)	24,100	24,100
Water & Sewer System RB Fiscal 2005
Series D
0.31%, 10/01/09 (a)(c)(d)	5,000	5,000
Water & Sewer System RB Fiscal 2009
Series A
0.31%, 10/01/09 (a)(c)(d)	4,075	4,075
0.36%, 10/01/09 (a)(c)(d)	1,000	1,000
0.36%, 10/01/09 (a)(c)(d)	15,320	15,320
Water & Sewer System RB Fiscal 2009
Series AA
0.31%, 10/01/09 (a)(c)(d)	7,295	7,295
Water & Sewer System RB Fiscal 2009
Series FF2
0.31%, 10/01/09 (a)(c)(d)	1,870	1,870
Water & Sewer System RB Fiscal 2009
Series GG1
0.31%, 10/01/09 (a)(c)(d)	3,745	3,745
New York City Trust for Cultural Resources
Refunding RB (Museum of Modern Art) Series 2008-1A
0.55%, 08/01/10 (d)	10,000	10,162
New York State Dormitory Auth
State Personal Income Tax RB
Series 2005B
1.28%, 10/01/09 (a)(c)(d)	7,805	7,805
State Personal Income Tax RB
Series 2005F
0.31%, 10/01/09 (a)(c)(d)	4,525	4,525
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2002B
0.36%, 10/01/09 (a)(c)(d)	16,500	16,500
New York State HFA
Housing RB (250 W 50th St)
Series 1997A
0.30%, 10/07/09 (a)(b)	5,395	5,395
Housing RB (345 E 94th St)
Series 1998A
0.30%, 10/07/09 (a)(b)	165	165
Housing RB (600 West 42nd St)
Series 2007A
0.20%, 10/07/09 (a)(b)	45,000	45,000
Housing RB (88 Leonard St)
Series 2005A
0.22%, 10/07/09 (a)(b)	21,100	21,100

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Housing RB (900 Eighth Ave)
Series 2002A
0.25%, 10/07/09 (a)(b)	22,400	22,400
Housing RB (Archstone Westbury)
Series 2004A
0.32%, 10/07/09 (a)(b)	17,000	17,000
Housing RB (Avalon Bowery Place II)
Series 2006A
0.40%, 10/07/09 (a)(b)	10,000	10,000
Housing RB (E 84th St)
Series 1995A
0.30%, 10/07/09 (a)(b)	5,900	5,900
Housing RB (Helena Housing)
Series 2003A
0.35%, 10/07/09 (a)(b)	30,000	30,000
Housing RB (Normandie Court II)
Series 1999A
0.30%, 10/07/09 (a)(b)	7,330	7,330
Housing RB (Ocean Park Apts)
Series 2005A
0.35%, 10/07/09 (a)(b)	6,100	6,100
Housing RB (The Helena)
Series 2004A
0.35%, 10/07/09 (a)(b)	50,000	50,000
New York State Local Assistance Corp
Sr Lien Refunding Bonds Series 2008BBV2
0.35%, 10/07/09 (a)(c)	45,470	45,470
New York State Mortgage Agency
Homeowner Mortgage RB
Series 101
0.50%, 10/01/09 (a)(c)(d)	4,920	4,920
Homeowner Mortgage RB
Series 109
0.46%, 10/01/09 (a)(c)(d)	9,925	9,925
Homeowner Mortgage RB
Series 115
0.35%, 10/07/09 (a)(c)	23,700	23,700
Homeowner Mortgage RB
Series 145 & 148
0.51%, 10/01/09 (a)(c)(d)	4,350	4,350
Homeowner Mortgage RB
Series 153
0.35%, 10/07/09 (a)(c)	32,850	32,850
Mortgage RB 29th
Series
0.46%, 10/01/09 (a)(c)(d)	19,890	19,890
New York State Power Auth
CP
Series 1
0.55%, 10/06/09	38,200	38,200
0.60%, 10/26/09	41,760	41,760
0.45%, 12/01/09	18,212	18,212
CP
Series 2
0.39%, 10/09/09	10,500	10,500
0.40%, 10/09/09	20,500	20,500

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New York State Thruway Auth
State Personal Income Tax RB Series 2009A
0.31%, 10/01/09 (a)(c)(d)	10,000	10,000
Oyster Bay
BAN Series 2009B
0.44%, 09/17/10	15,000	15,188
Port Auth of New York & New Jersey
Consolidated Bonds 135th
Series
0.31%, 10/01/09 (a)(c)(d)	5,000	5,000
Consolidated Bonds 136th
Series
0.65%, 10/01/09 (a)(c)(d)	5,100	5,100
Consolidated Bonds 137th
Series
0.58%, 10/01/09 (a)(c)(d)	4,050	4,050
Consolidated Bonds 141st
Series
0.50%, 10/01/09 (a)(c)(d)	18,165	18,165
Consolidated Bonds 143rd
Series
0.46%, 10/01/09 (a)(c)(d)	5,245	5,245
Consolidated Bonds 146th
Series
1.43%, 10/01/09 (a)(c)(d)	76,385	76,385
Consolidated Bonds 147th
Series
0.50%, 10/01/09 (a)(c)(d)	36,820	36,820
Consolidated Bonds 151st
Series
0.46%, 10/01/09 (a)(c)(d)	6,660	6,660
Consolidated Bonds 152nd
Series
0.40%, 10/01/09 (a)(c)(d)	3,555	3,555
0.46%, 10/01/09 (a)(c)(d)	28,540	28,540
CP
Series A
0.45%, 10/09/09	14,875	14,875
0.55%, 11/02/09	14,110	14,110
0.50%, 11/05/09	3,055	3,055
0.50%, 11/12/09	23,085	23,085
CP
Series B
0.55%, 10/09/09	14,120	14,120
0.50%, 10/13/09	19,895	19,895
0.65%, 01/06/10	11,900	11,900
Triborough Bridge & Tunnel Auth
General RB
Series 2008C
0.41%, 10/01/09 (a)(c)(d)	6,740	6,740
General RB
Series 2009A1
1.95%, 01/20/10	10,000	10,041
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute) Series 2008B
0.32%, 10/01/09 (a)(b)	3,100	3,100

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Yonkers IDA
IDRB (Greyston Bakery) Series 2001
2.00%, 10/01/09 (a)(b)	2,440	2,440

		1,613,038

North Carolina 2.2%

Charlotte
Refunding RB (Charlotte Douglas International Airport) Series 2008D
0.35%, 10/07/09 (a)(b)	9,345	9,345
Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor) Series 2000A
0.57%, 10/07/09 (a)	26,500	26,500
Johnston Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Flanders Corp) Series 1998
0.60%, 10/07/09 (a)(b)	4,500	4,500
Mecklenburg Cnty
GO Bonds
Series 2006A
1.94%, 11/05/09	12,000	12,011
GO Refunding Bonds
Series 2009D
0.50%, 10/01/09 (a)	20,000	20,000
M/F Housing RB (Sycamore Green Apts)
Series 2001
0.55%, 10/01/09 (a)(b)	6,040	6,040
North Carolina
Limited Obligation Bonds Series 2008A
0.32%, 10/01/09 (a)(c)(d)	3,620	3,620
North Carolina Capital Facilities Finance Agency
Educational Facilities RB (Campbell Univ)
Series 2009
0.34%, 10/01/09 (a)(b)	5,925	5,925
RB (Duke Univ)
Series 2005A
0.36%, 10/01/09 (a)(c)(d)	8,600	8,600
RB (Duke Univ)
Series 2006A
0.30%, 10/01/09 (a)(c)(d)	2,530	2,530
Solid Waste Disposal RB (Duke Energy Carolinas)
Series 2006A
0.55%, 10/01/09 (a)(b)	16,000	16,000
Student Housing RB (UNCP Univ Foundation)
Series 2001A
0.39%, 10/01/09 (a)(b)	9,300	9,300
North Carolina Medical Care Commission
First Mortgage RB (Deerfield Episcopal Retirement Community)
Series 2008B
0.34%, 10/01/09 (a)(b)	5,000	5,000
Health Care Facilities RB (Novant Health)
Series 2006
0.38%, 10/01/09 (a)(b)(c)(d)	17,335	17,335
0.38%, 10/01/09 (a)(b)(c)(d)	11,420	11,420
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2008A1
0.29%, 10/07/09 (a)(b)	8,000	8,000
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008A2
0.35%, 10/07/09 (a)(b)	22,540	22,540
North Carolina State Education Assistance Auth
Student Loan Refunding RB
Series 2008-2A1
0.45%, 10/01/09 (a)(b)	25,000	25,000
Student Loan Refunding RB
Series 2008-2A2
0.45%, 10/01/09 (a)(b)	10,000	10,000
Student Loan Refunding RB
Series 2008-3A1
0.42%, 10/01/09 (a)(b)	30,000	30,000
Student Loan Refunding RB
Series 2008-3A2
0.42%, 10/01/09 (a)(b)	22,945	22,945
Student Loan Refunding RB
Series 2008-5
0.44%, 10/01/09 (a)(b)	30,370	30,370
Piedmont Triad Airport Auth
Airport RB
Series 2008A
0.37%, 10/01/09 (a)(b)	3,455	3,455
Airport RB
Series 2008B
0.55%, 10/01/09 (a)(b)	3,845	3,845
Raleigh
Combined Enterprise System RB Series 2008A
0.32%, 10/07/09 (a)(c)	5,000	5,000
Downtown Improvement COP Series 2005B1
0.32%, 10/07/09 (a)(c)	47,000	47,000
Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products) Series 2007A
0.64%, 10/01/09 (a)(b)	8,490	8,490
Sampson Cnty
COP Series 2006
0.33%, 10/01/09 (a)(b)(c)(d)	2,480	2,480
Sampson Cnty Industrial Facilities & Pollution Control Finance Auth
IDRB (Crumpler Plastic Pipe) Series 1999
0.64%, 10/01/09 (a)(b)	1,000	1,000
Surry Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Ottenweller) Series 2007A
0.40%, 10/01/09 (a)(b)	4,730	4,730
Union Cnty
COP Series 2006
0.34%, 10/01/09 (a)(b)(c)(d)	10,385	10,385

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Wake Cnty
GO BAN Series 2008
1.70%, 10/15/09	17,500	17,512

		410,878

North Dakota 0.2%

North Dakota HFA
Home Mortgage Finance Program
Series 2005A
0.36%, 10/07/09 (a)(c)	22,100	22,100
Home Mortgage Finance Program
Series 2005C
0.36%, 10/07/09 (a)(c)	12,000	12,000
Home Mortgage Finance Program
Series 2009B
0.38%, 10/07/09 (a)(c)	9,000	9,000
Richland Cnty
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
Series 1996A
0.80%, 10/01/09 (a)(b)	2,355	2,355
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
Series 1996B
0.80%, 10/01/09 (a)(b)	215	215

		45,670

Ohio 2.8%

Akron
Limited Tax BAN Series 2008B
1.45%, 12/10/09	10,000	10,020
Akron, Bath & Copley Joint Township Hospital District
RB (Summa Health System) Series 2004B
0.33%, 10/01/09 (a)(b)	7,270	7,270
Buckeye Tobacco Settlement Financing Auth
Asset-Backed Bonds Series 2007A2
0.35%, 10/01/09 (a)(b)(c)(d)	56,410	56,410
Bulter Cnty
Hospital Facilities RB (Fort Hamilton Hospital) Series 2001D
1.21%, 10/01/09 (a)(b)(c)(d)	7,960	7,960
Butler Cnty
Hospital Facilities RB (Cincinnati Children’s Hospital Medical Center) Series 2008O
0.90%, 10/02/09 (a)(b)	20,000	20,000
Cincinnati SD
Unlimited Tax GO Refunding Bonds Series 2006
1.30%, 10/01/09 (a)(c)(d)	26,470	26,470
Cleveland
Airport System RB
Series 2000C
0.34%, 10/01/09 (a)(b)(c)(d)	31,580	31,580
Water RB
Series 2007O
0.36%, 10/01/09 (a)(c)(d)	14,850	14,850
Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB Converted
Series 2005B

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.43%, 10/01/09 (a)(b)	8,080	8,080
Refunding RB (Judson)
Series 2005A
0.43%, 10/01/09 (a)(b)	21,845	21,845
Clinton Cnty
Hospital refunding RB (McCullough-Hyde Memorial Hospital) Series 2003B1
3.20%, 10/07/09 (a)(b)	7,345	7,345
Columbus
Sewerage System RB Series 2008A
0.33%, 10/01/09 (a)(c)(d)	1,400	1,400
Columbus Regional Airport Auth
Airport Refunding RB Series 2007
0.35%, 10/01/09 (a)(b)(c)(d)	5,000	5,000
Columbus SD
BAN Series 2009B
0.70%, 12/16/09	10,000	10,017
Cuyahoga Falls
Limited Tax GO Notes Series 2008
1.45%, 12/09/09	4,250	4,260
Darke Cnty
Health Care Facilities RB (Wayne Hospital) Series 2007
0.55%, 10/01/09 (a)(b)	26,865	26,865
Franklin Cnty
Health Care Facilities Improvement RB (Ohio Presbyterian Retirement Services)
Series 2006A
0.31%, 10/01/09 (a)(b)	32,000	32,000
Hospital Facilities RB (Doctors OhioHealth Corp)
Series 1998B
0.37%, 10/01/09 (a)(b)	23,520	23,520
Hospital Facillities Refunding RB (OhioHealth)
Series 2009B
0.30%, 10/07/09 (a)(c)	32,200	32,200
Lancaster Port Auth
Gas Supply RB Series 2008
0.40%, 10/01/09 (a)(b)	47,225	47,225
Lucas Cnty
Hospital RB (ProMedica Healthcare) Series 2008A
0.28%, 10/07/09 (a)(b)	7,800	7,800
Maple Heights City SD
GO Unlimited Tax Bonds Series 2008
2.60%, 11/05/09	16,500	16,514
Marion Cnty
Health Care Facility RB (United Church Homes) Series 2002
0.55%, 10/07/09 (a)(b)	11,000	11,000
Ohio
Air Quality Development Refunding RB (Dayton Power & Light)
Series 2008A
0.40%, 10/07/09 (a)(b)	21,000	21,000
Air Quality Development Refunding RB (Dayton Power & Light)
Series 2008B
0.37%, 10/07/09 (a)(b)	8,350	8,350

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Hospital Refunding RB (Cleveland Clinic Health System)
Series 2009A
0.32%, 10/01/09 (a)(c)(d)	5,870	5,870
0.33%, 10/01/09 (a)(c)(d)	7,000	7,000
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Lake Erie College)
Series 2003
1.60%, 10/01/09 (a)(b)	10,945	10,945
Higher Educational Facility RB (Pooled Financing)
Series 2002A
1.50%, 10/01/09 (a)(b)	14,750	14,750
Hospital RB (Cleveland Clinic Health System)
Series 2008A
0.33%, 10/01/09 (a)(c)(d)	5,175	5,175
South-Western City SD
GO Bonds Series 1999
1.28%, 12/01/09 (b)	10,000	10,057

		512,778

Oklahoma 0.4%

Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS Baptist Medical Center)
Series 2007A1
0.40%, 11/13/09	16,475	16,475
RB (Shawnee Funding)
Series 1996
0.48%, 10/07/09 (a)(b)	3,100	3,100
Oklahoma State Student Loan Auth
Student Loan Bonds & Notes Series 2008IIA1
0.40%, 10/07/09 (a)(b)	20,000	20,000
Oklahoma State Turnpike Auth
Turnpike System Refunding RB Series 2006D
0.38%, 10/01/09 (a)(c)(d)	25,300	25,300
Tulsa Cnty Industrial Auth
Health Care RB (Saint Francis Health System) Series 2006
0.40%, 10/01/09 (a)(c)(d)	2,010	2,010

		66,885

Oregon 0.8%

Oregon Dept of Administrative Services
COP Series 2006A
0.30%, 10/01/09 (a)(b)(c)(d)	15,535	15,535
Oregon Housing & Community Services Dept
S/F Mortgage RB
Series 2004L
0.36%, 10/07/09 (a)(c)	5,000	5,000
S/F Mortgage RB
Series 2005F
0.36%, 10/07/09 (a)(c)	13,685	13,685
S/F Mortgage RB
Series 2008I
0.37%, 10/01/09 (a)(c)	28,650	28,650
Oregon State Facilities Auth
RB (Lewis & Clark College) Series 2008A
0.39%, 10/01/09 (a)(b)	21,735	21,735
Port of Portland

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Refunding RB (Portland International Airport)
Series 18A
0.32%, 10/07/09 (a)(b)	25,500	25,500
Refunding RB (Portland International Airport)
Series 18B
0.30%, 10/07/09 (a)(b)	22,100	22,100
Salem Hospital Facility Auth
RB (Salem Hospital) Series 2008B
0.30%, 10/01/09 (a)(b)	10,000	10,000

		142,205

Pennsylvania 2.7%

Adams Cnty IDA
RB (Gettysburg College) Series 2008B
0.25%, 10/07/09 (a)(b)	3,000	3,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2005B
0.55%, 04/15/10 (e)	12,294	12,294
RB (Univ of Pittsburgh Medical Center)
Series 2006A
0.48%, 10/01/09 (a)(c)(d)	19,000	19,000
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
0.40%, 10/01/09 (a)(b)(c)(d)	30,000	30,000
RB (Univ of Pittsburgh Medical Center)
Series 2007C
0.40%, 10/01/09 (a)(b)(c)(d)	29,805	29,805
Butler Cnty IDA
Refunding RB (Concordia Lutheran Health & Human Care) Series 2008A
0.33%, 10/01/09 (a)(b)	3,900	3,900
Cambria Cnty IDA
Refunding RB (American National Red Cross) Series 2008
0.25%, 10/07/09 (a)(b)	500	500
Crawford Cnty IDA
RB (Greenleaf Corp) Series 2007
0.59%, 10/01/09 (a)(b)	8,570	8,570
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries)
Series 2007B
0.39%, 10/01/09 (a)(b)	5,075	5,075
RB (LSN/TLS)
Series 2003D
0.34%, 10/01/09 (a)(b)(d)	10,000	10,000
Delaware River Port Auth
Refunding RB Series 2008A
0.28%, 10/01/09 (a)(b)	7,800	7,800
Emmaus General Auth
Local Government RB (Lower Merion SD)
Series 1989B27
0.30%, 10/07/09 (a)(b)	11,900	11,900
Local Government RB (Pennridge SD)
Series 1989F22
0.30%, 10/07/09 (a)(b)	6,800	6,800

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Franklin Cnty IDA
Bonds (Menno Haven) Series 2008
0.34%, 10/01/09 (a)(b)	15,435	15,435
Lackawanna Cnty
GO Notes Series 2008A
1.35%, 10/01/09 (a)(b)(c)	14,190	14,190
Lehigh Cnty General Purpose Auth
College RB (Muhlenberg College) Series 2008
0.31%, 10/01/09 (a)(b)	12,415	12,415
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy) Series 1996A
0.44%, 11/05/09 (b)	14,000	14,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A
0.32%, 10/01/09 (a)(b)	6,400	6,400
Northeastern Pennsylvania Hopsital & Education Auth
RB (Commonwealth Medical College) Series 2009
0.29%, 10/01/09 (a)(b)	5,725	5,725
Northhampton Cnty
RB (Binney & Smith) Series 1997B
0.60%, 10/07/09 (a)(b)	640	640
Pennsylvania Economic Development Financing Auth
Exempt Facilities RB (Amtrak)
Series 2001B
0.45%, 10/01/09 (a)(b)	14,000	14,000
Exempt Facilities RB (PSEG Power)
Series 2007
0.40%, 10/07/09 (a)(b)	5,500	5,500
Pennsylvania Energy Development Auth
RB (B&W Ebensburg) Series 1986
0.36%, 10/07/09 (a)(b)	1,555	1,555
Pennsylvania HFA
Rental Housing Refunding Bonds
Series 2008C
0.35%, 10/07/09 (a)(c)	9,105	9,105
S/F Mortgage RB
Series 2001-72A
0.55%, 10/01/09 (a)(c)(d)	2,250	2,250
S/F Mortgage RB
Series 2002-73A & 74B
0.51%, 10/01/09 (a)(c)(d)	2,240	2,240
S/F Mortgage RB
Series 2004-77B
0.45%, 10/07/09 (a)(c)	5,975	5,975
S/F Mortgage RB
Series 2004-82B
0.30%, 10/07/09 (a)(c)	9,070	9,070
S/F Mortgage RB
Series 2004-83B
0.45%, 10/07/09 (a)(c)	1,780	1,780
S/F Mortgage RB
Series 2004-86B
0.32%, 10/07/09 (a)(c)	17,160	17,160

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

S/F Mortgage RB
Series 2004-86C
0.32%, 10/07/09 (a)(c)	4,950	4,950
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Independent Colleges & Univs)
Series 2004M3
0.48%, 10/01/09 (a)(b)	5,000	5,000
RB (Univ of Pennsylvania Health System)
Series 2008A
0.25%, 10/07/09 (a)(b)	2,380	2,380
Pennsylvania State Turnpike Commission
Turnpike RB
Series 2004A
0.38%, 10/01/09 (a)(b)(c)(d)	35,765	35,765
Turnpike RB
Series 2008B2
0.29%, 10/01/09 (a)(b)	5,000	5,000
Turnpike RB
Series 2008B4
0.32%, 10/01/09 (a)(b)	4,000	4,000
Turnpike RB
Series 2008B6
0.35%, 10/01/09 (a)(b)	4,000	4,000
Philadelphia
Airport RB
Series 2007A
0.37%, 10/01/09 (a)(b)(c)(d)	20,060	20,060
Airport Refunding RB
Series 2007B
0.37%, 10/01/09 (a)(b)(c)(d)	2,860	2,860
Water & Wastewater Refunding RB
Series 2005B
0.30%, 10/07/09 (a)(b)	27,675	27,675
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center) Series 2007B
0.40%, 10/01/09 (a)(b)(c)(d)	5,000	5,000
Philadelphia Redevelopment Auth
Qualified Redevelopment RB Series 2005B
0.37%, 10/01/09 (a)(b)(c)(d)	30,450	30,450
Philadelphia SD
GO Refunding Bonds
Series 2008A1
0.31%, 10/01/09 (a)(b)	14,800	14,800
GO Refunding Bonds
Series 2008A2
0.31%, 10/01/09 (a)(b)	20,000	20,000
TRAN
Series 2009-2010
0.72%, 06/30/10	20,000	20,263
Univ of Pittsburgh
Univ Capital Project & Refunding Bonds Series 2000B
0.31%, 10/01/09 (a)(c)(d)	6,660	6,660
Washington Cnty Hospital Auth
RB (Washington Hospital) Series 2008A
0.31%, 10/01/09 (a)(b)	4,280	4,280

		499,227

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Rhode Island 0.1%
Rhode Island Student Loan Auth
Student Loan Program RB
Series 2008B3
0.32%, 10/07/09 (a)(b)	4,000	4,000
Student Loan Program RB
Series 2008B4
0.32%, 10/07/09 (a)(b)	13,000	13,000

		17,000

South Carolina 2.0%

Building Equity Sooner For Tommorrow Corp
Refunding RB (Greenville Cnty SD) Series 2006
1.32%, 10/01/09 (a)(c)(d)	15,640	15,640
Charleston
Waterworks & Sewer System Capital Improvement RB Series 2006B
0.37%, 10/01/09 (a)(c)	21,150	21,150
Greenville Hospital System
Hospital Refunding RB Series 2008C
0.35%, 10/01/09 (a)(b)	18,000	18,000
Greenville IDA
IDRB (Stevens Aviation Technical Services) Series 1997
0.69%, 10/01/09 (a)(b)	8,300	8,300
Piedmont Municipal Power Agency
Electric Refunding RB Series 2008D
0.54%, 10/01/09 (a)(b)(c)	12,680	12,680
South Carolina Assoc of Governmental Organizations
RB (Pickens Cnty SD) Series 2006
0.30%, 10/01/09 (a)(b)(c)(d)	12,165	12,165
South Carolina Housing & Development Auth
M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A
0.32%, 10/07/09 (a)(b)	7,735	7,735
South Carolina Jobs Economic Development Auth
Industrial RB (South Carolina Electric & Gas)
Series 2008
0.44%, 10/01/09 (a)(b)	7,000	7,000
RB (Arts Partnership of Greater Spartanburg)
Series 2006
0.39%, 10/01/09 (a)(b)	5,745	5,745
RB (Ashley Hall)
Series 2007
0.37%, 10/01/09 (a)(b)	19,000	19,000
RB (Bon Secours Health System)
Series 2008A
0.36%, 10/07/09 (a)(b)(c)	69,625	69,625
RB (Holcim)
Series 2003
0.55%, 10/01/09 (a)(b)	25,000	25,000
RB (Innovative Fibers)
Series 2007
0.54%, 10/01/09 (a)(b)	7,050	7,050
South Carolina Public Service Auth
CP
0.42%, 12/11/09	11,200	11,200
CP Revenue Notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.37%, 12/03/09	12,090	12,090
Revenue Obligations
Series 2004A
0.38%, 10/01/09 (a)(c)(d)	33,660	33,660
Revenue Obligations
Series 2006A
0.30%, 10/01/09 (a)(b)(c)(d)	5,940	5,940
Revenue Obligations
Series 2007A
0.33%, 10/01/09 (a)(b)(c)(d)	20,535	20,535
South Carolina State Housing Finance & Development Auth
M/F Rental Housing RB (Various Rural Housing Apts) Series 2009B
0.40%, 10/01/09 (a)(b)	33,805	33,805
South Carolina Transportation Infrastructure Bank
RB
Series 1999A
0.70%, 10/01/09 (b)	1,500	1,515
0.70%, 10/01/09 (b)	5,000	5,050
RB
Series 2000A
0.70%, 10/01/09 (b)	5,000	5,050
Refunding RB
Series 2003B1
0.28%, 10/07/09 (a)(b)	9,950	9,950
Spartanburg Cnty IDA
Refunding IDRB (Bemis) Series 1991
0.54%, 10/01/09 (a)(b)	4,750	4,750
Three Rivers Solid Waste Auth
Solid Waste Disposal Facilities COP Series 2007A
1.60%, 10/01/09 (b)	5,685	5,685

		378,320

South Dakota 1.0%

South Dakota Health & Educational Facilities Auth
RB (Avera Health)
Series 2008A1
0.35%, 10/02/09 (a)(b)	11,175	11,175
RB (Avera Health)
Series 2008C
0.55%, 10/02/09 (a)(b)	25,000	25,000
South Dakota Housing Development Auth
Homeownership Mortgage Bonds
Series 1997J, 2006E & 2008B
0.44%, 10/01/09 (a)(c)(d)	17,250	17,250
Homeownership Mortgage Bonds
Series 2003B
0.44%, 10/01/09 (a)(c)(d)	10,380	10,380
Homeownership Mortgage Bonds
Series 2003E, 2005B, 2007B & 2007E
0.44%, 10/01/09 (a)(c)(d)	56,545	56,545
Homeownership Mortgage Bonds
Series 2003I
0.35%, 10/07/09 (a)(c)	7,720	7,720
Homeownership Mortgage Bonds
Series 2004G
0.36%, 10/07/09 (a)(c)	11,000	11,000
Homeownership Mortgage Bonds
Series 2005C

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.35%, 10/07/09 (a)(c)	10,000	10,000
Homeownership Mortgage Bonds
Series 2005K
0.48%, 10/01/09 (a)(c)(d)	5,970	5,970
Homeownership Mortgage Bonds
Series 2008C
0.32%, 10/07/09 (a)(c)	5,000	5,000
Homeownership Mortgage Bonds
Series 2008H
1.15%, 01/04/10	10,000	10,035
Homeownership Mortgage Bonds
Series 2009A
0.35%, 10/01/09 (a)(c)	5,000	5,000
M/F Housing RB (Harmony Heights)
Series 2001
0.40%, 10/01/09 (a)(b)	6,500	6,500

		181,575

Tennessee 4.1%

Blount Cnty IDB
Local Government Public Improvement Bonds (Maryville Civic Arts Center) Series 2009A
0.34%, 10/07/09 (a)(b)	3,000	3,000
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds
Series E5A
0.34%, 10/07/09 (a)(b)	7,895	7,895
Local Government Public Improvement Bonds
Series E5B
0.34%, 10/07/09 (a)(b)	14,910	14,910
Chattanooga
Electric System RB Series 2008A
0.35%, 10/01/09 (a)(c)(d)	15,600	15,600
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997
0.37%, 10/01/09 (a)(b)	2,035	2,035
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001
0.55%, 10/01/09 (a)(b)	1,430	1,430
Jackson Energy Auth
Gas System Refunding RB
Series 2009
0.29%, 10/07/09 (a)(b)	4,000	4,000
Wastewater System Refunding RB
Series 2009
0.29%, 10/07/09 (a)(b)	9,000	9,000
Water System Refunding RB
Series 2008
0.90%, 10/02/09 (a)(b)	9,410	9,410
Water System Refunding RB
Series 2009
0.25%, 10/07/09 (a)(b)	3,600	3,600
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005
0.42%, 10/01/09 (a)(b)	2,300	2,300

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Jackson IDB
Solid Waste Facility Bonds (Ameristeel) Series 1997
0.55%, 10/01/09 (a)(b)	3,800	3,800
Lewisburg IDB
Solid Waste Disposal RB (Waste Management) Series 2003
0.41%, 10/01/09 (a)(b)	15,000	15,000
McMinn Cnty
Solid Waste Disposal Facilities RB (Bowater) Series 1999
0.44%, 10/01/09 (a)(b)	33,500	33,500
Memphis
BAN 2009
0.53%, 05/18/10	24,700	24,927
Memphis & Shelby Cnty IDB
Exempt Facilities RB (Nucor) Series 2007
0.43%, 10/07/09 (a)	28,000	28,000
Metropolitan Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts)
Series 2005
0.42%, 10/01/09 (a)(b)	8,360	8,360
M/F Housing RB (Chippington Tower Apts I & II)
Series 2005
0.57%, 10/01/09 (a)(b)	13,325	13,325
Metropolitan Government of Nashville & Davidson Cnty IDB
M/F Housing RB (Arbor Crest)
Series 1985B
0.37%, 10/01/09 (a)(b)	12,750	12,750
M/F Housing RB (Arbor Knoll)
Series 1985A
0.37%, 10/01/09 (a)(b)	13,400	13,400
RB (Nashville Symphony Hall)
Series 2004
0.37%, 10/01/09 (a)(b)	16,355	16,355
RB (YMCA)
Series 2007
0.37%, 10/01/09 (a)(b)	15,600	15,600
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 1997
0.37%, 10/01/09 (a)(b)	14,880	14,880
Municipal Energy Acquisition Corp
Gas RB
Series 2006A
0.40%, 10/01/09 (a)(b)(c)(d)	96,625	96,625
Gas RB
Series 2006B
0.40%, 10/01/09 (a)(b)(c)(d)	128,425	128,425
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1
0.44%, 10/07/09 (a)(b)	13,590	13,590
Shelby Cnty
GO Refunding Bonds Series 2006C
0.45%, 10/01/09 (a)(c)	16,200	16,200
Shelby Cnty Health, Educational & Housing Facility Board
RB (Methodist Healthcare)
Series 2004B

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.48%, 10/01/09 (a)(b)(c)(d)	7,495	7,495
RB (Rhodes College)
Series 2000
0.35%, 10/01/09 (a)(b)	9,020	9,020
RB (The Hutchison School)
Series 2005
0.35%, 10/01/09 (a)(b)	9,520	9,520
RB (Trezevant Manor)
Series 2007A
0.40%, 10/01/09 (a)(b)	7,225	7,225
Tennergy Corp
Gas RB Series 2006A
0.40%, 10/01/09 (a)(b)(c)(d)(g)	195,660	195,660

		756,837

Texas 11.3%

Amarillo Health Facility Corp
Refunding RB (Evangelical Lutheran Good Samaritan Society)
Series 1997
0.55%, 10/01/09 (a)(b)	3,155	3,155
Austin
Airport System Refunding RB
Series 2005-1
0.50%, 10/01/09 (a)(b)(c)	44,850	44,850
Airport System Refunding RB
Series 2005-2
0.50%, 10/01/09 (a)(b)(c)	67,700	67,700
Airport System Refunding RB
Series 2005-4
0.50%, 10/01/09 (a)(b)(c)	12,500	12,500
Brownsville
Refunding & RB Series 2005A
0.35%, 10/01/09 (a)(b)(c)(d)	1,770	1,770
Caddo Mills ISD
Unlimited Tax Bonds Series 2007
0.35%, 10/01/09 (a)(b)(c)(d)	5,246	5,246
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008
0.45%, 10/01/09 (a)(b)	10,000	10,000
Clear Creek ISD
Unlimited Tax Refunding Bonds
Series 2008
0.35%, 10/01/09 (a)(b)(c)(d)	16,685	16,685
Unlimited Tax Refunding Bonds
Series 2008A
0.40%, 10/01/09 (a)(b)(c)(d)	5,000	5,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996
0.42%, 10/01/09 (a)(b)	6,150	6,150
Cypress-Fairbanks ISD
Unlimited Tax Refunding Bonds
Series 2001
0.36%, 10/01/09 (a)(b)(c)(d)	4,600	4,600
Unlimited Tax Refunding Bonds
Series 2007
0.35%, 10/01/09 (a)(b)(c)(d)	3,830	3,830
Dallas

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Waterworks & Sewer System CP
Series B
0.41%, 02/11/10 (c)	10,000	10,000
0.45%, 02/22/10 (c)	4,291	4,291
0.45%, 02/23/10 (c)	4,410	4,410
Dallas Area Rapid Transit
Sr Lien Sales Tax RB
Series 2008
0.32%, 10/01/09 (a)(c)(d)	3,550	3,550
0.36%, 10/01/09 (a)(c)(d)	14,400	14,400
Sr Lien Sales Tax Refunding RB
Series 2007
0.34%, 10/01/09 (a)(b)(c)(d)	9,835	9,835
1.31%, 10/01/09 (a)(c)(d)	18,530	18,530
Dallas Water & Sewer Utilities
CP
Series B
0.45%, 11/20/09 (c)	31,556	31,556
Refunding & RB
Series 2006
0.30%, 10/01/09 (a)(b)(c)(d)	6,485	6,485
0.36%, 10/01/09 (a)(c)(d)	27,510	27,510
Denton ISD
Unlimited Tax Refunding Bonds Series 2006
1.34%, 10/01/09 (a)(b)(c)(d)	6,005	6,005
El Paso
GO Bonds Series 2006
0.30%, 10/01/09 (a)(b)(c)(d)	10,780	10,780
El Paso Cnty Hospital District
GO Bonds
Series 2008A
0.45%, 10/01/09 (a)(b)(c)(d)	8,930	8,930
Tax & Revenue Certificates of Obligation
Series 2005
0.34%, 10/01/09 (a)(b)(c)(d)	20,005	20,005
Fort Worth ISD
Unlimited Tax GO Bonds Series 2000
0.55%, 02/15/10 (b)	7,435	7,582
Galveston Cnty
GO Refunding Bonds Series 2007
0.65%, 01/28/10 (b)(c)(d)	9,330	9,330
Garland ISD
Unlimited Tax Bonds
Series 2004B
0.60%, 03/04/10 (b)(c)	18,000	18,000
Grand Prairie IDA
IDRB (NTA Leasing) Series 1994
0.45%, 10/07/09 (a)(b)	745	745
Grapevine IDA
Airport RB (Simuflite Training International) Series 1983A
1.35%, 04/01/10 (b)	19,000	19,000
Greater Texas Student Loan Corp
RB
Series 1992B
0.46%, 07/01/10 (a)(b)	14,000	14,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB
Series 1995B
0.46%, 07/01/10 (a)(b)	10,000	10,000
RB
Series 1998A
0.36%, 10/01/09 (a)(b)	10,250	10,250
Gulf Coast IDA
IDRB (Gruma Corp) Series 1994
0.45%, 10/07/09 (a)(b)	6,440	6,440
Hale Cnty Industrial Development Corp
RB (Silverado Developments) Series 2008
0.75%, 10/01/09 (a)(b)	5,400	5,400
Harris Cnty
Toll Road Sr Lien RB
Series 2009A
0.33%, 10/01/09 (a)(c)(d)	3,845	3,845
Toll Road Sr Lien Refunding RB
Series 2004A
0.30%, 10/01/09 (a)(b)(c)(d)	23,650	23,650
Toll Road Sub Lien Unlimited Tax Refunding RB
Series 2007C
0.45%, 10/01/09 (a)(c)(d)	4,050	4,050
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Texas Children’s Hospital)
Series 2009
0.33%, 10/01/09 (a)(c)(d)	4,995	4,995
0.33%, 10/01/09 (a)(c)(d)	4,000	4,000
Hospital Refunding RB (Memorial Hermann Healthcare System)
Series 2008D2
0.50%, 10/01/09 (a)(b)	6,000	6,000
Refunding RB (Methodist Hospital System)
Series 2009C1
0.45%, 11/04/09	10,000	10,000
0.48%, 12/02/09	10,000	10,000
0.55%, 01/05/10	10,000	10,000
0.55%, 01/28/10	10,000	10,000
0.55%, 02/25/10	10,000	10,000
Harris Cnty Health Facilities Development Corp
Hospital RB (Texas Children’s Hospital)
Series 1999B1
0.30%, 10/07/09 (a)(c)	18,570	18,570
RB (Sisters of Charity of the Incarnate Word)
Series 1997B
1.32%, 10/01/09 (a)(b)(c)(d)	9,480	9,480
Harris Cnty HFA
M/F Housing RB (Dominion Square Apts)
Series 2000
0.64%, 10/01/09 (a)(b)	2,825	2,825
M/F Housing RB (Lafayette Village Apts)
Series 2006
0.44%, 10/01/09 (a)(b)	7,000	7,000
M/F Housing RB (Village At Cornerstone Apts)
Series 2004
0.45%, 10/01/09 (a)(b)	8,155	8,155
Houston
Airport System Sub Lien Refunding RB
Series 2007B
0.35%, 10/01/09 (a)(b)(c)(d)	28,225	28,225
0.80%, 10/01/09 (a)(b)(c)(d)	23,000	23,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Combined Utility System First Lien Refunding RB
Series 2004A
0.38%, 10/01/09 (a)(b)(c)(d)	9,900	9,900
0.38%, 10/01/09 (a)(b)(c)(d)	13,895	13,895
Combined Utility System First Lien Refunding RB
Series 2007A
0.33%, 10/01/09 (a)(b)(c)(d)	5,145	5,145
Public Improvement Refunding Bonds
Series 2002
0.72%, 03/01/10	5,000	5,088
TRAN
Series 2009
0.41%, 06/30/10	20,000	20,236
Water & Sewer System Jr Lien Refunding RB
Series 2002A
0.45%, 10/01/09 (a)(b)(c)(d)	6,530	6,530
Houston ISD
Limited Tax Bonds
Series 2005
0.30%, 10/01/09 (a)(b)(c)(d)	17,130	17,130
Limited Tax Bonds
Series 2008
0.36%, 10/01/09 (a)(b)(c)(d)	9,900	9,900
Houston Port Auth
Unlimited Tax Refunding Bonds Series 2008A
0.48%, 10/01/09 (a)(c)(d)	12,610	12,610
Hunt Memorial Hospital District
RB Series 1998
0.60%, 10/01/09 (a)(b)(c)	7,755	7,755
Jewett Economic Development Corp
IDRB (Nucor Corp) Series 2003
0.43%, 10/07/09 (a)	6,200	6,200
Katy ISD
Unlimited Tax Bonds Series 2000
0.35%, 10/01/09 (a)(b)(c)	8,600	8,600
Kendall Cnty Health Facilities Development Corp
Health Care RB (Morningside Ministries) Series 2008
0.55%, 10/01/09 (a)(b)	35,160	35,160
Lamar Consolidated ISD
Unlimited Tax GO Bonds Series 2004
0.28%, 10/01/09 (a)(b)(c)	7,380	7,380
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990
0.47%, 10/07/09 (a)(b)	13,600	13,600
Lovejoy ISD
Unlimited Tax GO Bonds Series 2008
0.35%, 10/01/09 (a)(b)(c)(d)	3,270	3,270
Lower Colorado River Auth
CP Notes
Series A
0.43%, 11/03/09 (c)	20,000	20,000
0.40%, 02/09/10 (c)	14,500	14,500
Refunding RB
Series 1999A

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.38%, 10/01/09 (a)(b)(c)(d)	10,895	10,895
Transmission Contract Revenue CP Notes
0.40%, 11/04/09 (b)	9,900	9,900
Matagorda Cnty Navigation District No.1
Pollution Control Refunding RB (Central Power & Light) Series 2001A
0.32%, 10/01/09 (a)(b)(c)(d)	7,495	7,495
New Caney ISD
Unlimited Tax Bonds Series 2006
0.37%, 10/01/09 (a)(b)(c)(d)	6,595	6,595
North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas)
Series 2009
0.32%, 10/01/09 (a)(c)(d)	3,200	3,200
0.33%, 10/01/09 (a)(c)(d)	8,495	8,495
North East ISD
Unlimited Tax Bonds
Series 2004
0.30%, 10/01/09 (a)(b)(c)(d)	5,770	5,770
Unlimited Tax Bonds
Series 2007A
0.30%, 10/01/09 (a)(b)(c)(d)	5,505	5,505
0.35%, 10/01/09 (a)(b)(c)(d)	9,060	9,060
Unlimited Tax Refunding Bonds
Series 2007
0.40%, 10/01/09 (a)(b)(c)(d)	13,340	13,340
1.30%, 10/01/09 (a)(b)(c)(d)	4,155	4,155
North Texas Higher Education Auth
Student Loan RB
Series 1998
0.45%, 10/07/09 (a)(b)	9,000	9,000
Student Loan RB
Series 2007A
0.45%, 10/07/09 (a)(b)	49,280	49,280
North Texas Tollway Auth
System Refunding RB
Series 2008D
0.35%, 10/01/09 (a)(b)(c)(d)	37,830	37,830
0.35%, 10/01/09 (a)(b)(c)(d)	12,099	12,099
Northwest ISD
Unlimited Tax Refunding Bonds Series 2005
0.30%, 10/01/09 (a)(b)(c)(d)	28,820	28,820
Parmer Cnty Industrial Development Corp
RB (Visser Family Trust) Series 2008
0.70%, 10/01/09 (a)(b)	1,600	1,600
Port of Corpus Christi Industrial Development Corp
Environmental Facilities RB (CITGO Petroleum) Series 2003
0.32%, 10/07/09 (a)(b)	39,200	39,200
Red River Education Finance Corp
Higher Education RB (Texas Christian Univ)
Series 2007
0.35%, 10/01/09 (a)(b)(c)(d)	8,645	8,645
San Antonio
Electric & Gas Systems CP
Series A
0.38%, 12/31/09 (c)	17,700	17,700
Electric & Gas Systems Refunding RB New
Series 2007

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.36%, 10/01/09 (a)(c)(d)	27,560	27,560
Electric & Gas Systems Refunding RB New
Series 2009A
0.33%, 10/01/09 (a)(c)(d)	9,260	9,260
Hotel Tax Sub Lien Refunding RB
Series 2008
0.32%, 10/07/09 (a)(b)	14,550	14,550
Water System CP Notes
Series A
0.48%, 11/02/09 (c)	5,000	5,000
Water System Refunding RB
Series 2005
0.38%, 10/01/09 (a)(c)(d)	46,055	46,055
San Antonio Empowerment Zone Development Corp
Contract RB (Drury Southwest Hotel) Series 2005
0.45%, 10/01/09 (a)(b)	10,450	10,450
San Antonio Housing Finance Corp
M/F Housing RB (Artisan At San Pedro Creek Apts) Series 2008
0.42%, 10/01/09 (a)(b)	15,000	15,000
San Antonio IDA
IDRB (Gruma Corp)
Series 1994
0.45%, 10/07/09 (a)(b)	4,095	4,095
San Antonio ISD
Unlimited Tax Refunding Bonds Series 2001B
0.36%, 10/01/09 (a)(b)(c)(d)	4,900	4,900
San Jacinto Community College District
Limited Tax GO Bonds Series 2008
0.35%, 10/01/09 (a)(c)(d)	5,600	5,600
Southeast Texas Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006
0.44%, 10/01/09 (a)(b)	13,900	13,900
Spring Branch ISD
Limited Tax Bonds Series 2008
0.35%, 10/01/09 (a)(b)(c)(d)	2,250	2,250
Spring ISD
Unlimited Tax Bonds
Series 2005
0.30%, 10/01/09 (a)(b)(c)(d)	26,500	26,500
Unlimited Tax Refunding Bonds
Series 2008A
0.35%, 10/01/09 (a)(b)(c)(d)	3,820	3,820
Tarrant Cnty Cultural Education Facilities Finance Corp
Refunding RB (Texas Health Resources System) Series 2007A
0.40%, 10/01/09 (a)(c)(d)	8,625	8,625
Tarrant Cnty Housing Finance Corp
M/F Housing Refunding RB (SF Apts LP) Series 1993
0.40%, 10/07/09 (a)(b)	7,050	7,050
Texas
GO Bonds (Veterans Housing Assistance Fund II)
Series 2002A2
0.37%, 10/07/09 (a)	6,000	6,000
GO Bonds (Veterans Housing Assistance Fund II)

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2004B
0.30%, 10/07/09 (a)(c)	10,700	10,700
GO Bonds (Veterans Housing Assistance Fund II)
Series 2006D
0.32%, 10/07/09 (a)(c)	10,580	10,580
GO Bonds (Veterans Housing Assistance Fund II)
Series 2007A
0.34%, 10/07/09 (a)(c)	15,555	15,555
GO Refunding Bonds (College Student Loan)
Series 2008C
0.54%, 08/01/10	4,295	4,463
TRAN
Series 2009
0.45%, 08/31/10	105,000	106,971
0.46%, 08/31/10	70,000	71,313
Texas A&M Univ
Permanent Univ Fund Bonds Series 1998
1.31%, 10/01/09 (a)(c)(d)	31,530	31,530
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts)
Series 2005
0.44%, 10/01/09 (a)(b)	11,700	11,700
M/F Housing RB (Bristol Apts)
Series 2004
0.44%, 10/01/09 (a)(b)	8,400	8,400
M/F Housing RB (Creek Point Apts)
Series 2000
0.40%, 10/07/09 (a)(b)	6,365	6,365
M/F Housing RB (Montgomery Pines Apts)
Series 2004
0.44%, 10/01/09 (a)(b)	12,200	12,200
M/F Housing RB (Pinnacle Apts)
Series 2004
0.44%, 10/01/09 (a)(b)	6,900	6,900
M/F Housing RB (Tower Ridge Apts)
Series 2005
0.49%, 10/01/09 (a)(b)	15,000	15,000
M/F Housing Refunding RB (Alta Cullen Apts)
Series 2008
0.42%, 10/01/09 (a)(b)	14,000	14,000
RB (Addison Park Apts)
Series 2008
0.49%, 10/01/09 (a)(b)	13,900	13,900
S/F Mortgage RB
Series 2007A
0.45%, 10/01/09 (a)(c)	47,045	47,045
Texas Municipal Gas Acquisition & Supply Corp II
Gas Supply RB Series 2007B
0.65%, 10/01/09 (a)(b)(c)(d)(g)	111,525	111,525
Texas Public Finance Auth
Unemployment Compensation Assessment RB Series 2003C4
0.35%, 10/09/09	19,000	19,000
Texas State Univ System
Revenue Financing System RB Series 2006
0.31%, 10/01/09 (a)(b)(c)(d)	19,260	19,260

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Texas Tech Univ
Refunding RB 12th Series 2009
0.68%, 02/15/10	5,985	6,059
Texas Transportation Commission
GO Mobility Fund Bonds
Series 2005A
0.40%, 10/01/09 (a)(c)(d)	4,700	4,700
GO Mobility Fund Bonds
Series 2006
0.40%, 10/01/09 (a)(c)(d)	8,750	8,750
GO Mobility Fund Bonds
Series 2007
0.33%, 10/01/09 (a)(c)(d)	3,805	3,805
0.36%, 10/01/09 (a)(c)(d)	60,000	60,000
0.40%, 10/01/09 (a)(c)(d)	30,500	30,500
State Highway Fund First Tier RB
Series 2007
0.36%, 10/01/09 (a)(c)(d)	12,550	12,550
Texas Water Development Board
Water Financial Assistance GO Bonds Series 2007D
0.38%, 10/01/09 (a)(c)(d)	5,800	5,800
Travis Cnty
Limited Tax Refunding Bonds Series 2009
0.48%, 03/01/10	7,135	7,180
Travis Cnty Health Facilities Development Corp
RB (Ascension Health)
Series 1999A
0.62%, 11/15/09 (b)	400	406
0.80%, 11/15/09 (b)	175	178
1.30%, 11/15/09 (b)	6,420	6,520
1.40%, 11/15/09 (b)	1,050	1,067
1.50%, 11/15/09 (b)	250	254
Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal) Series 1999
0.55%, 10/07/09 (a)(b)	1,860	1,860
Univ of North Texas
Revenue Financing System Bonds Series 2007
0.35%, 10/01/09 (a)(b)(c)(d)	12,905	12,905
Univ of Texas
Permanent Univ Fund Refunding Bonds Series 2006B
0.31%, 10/01/09 (a)(c)(d)	11,281	11,281
Waco Health Facilities Development Corp
Mortgage RB (Hillcrest Health System) Series 2006A
0.30%, 10/01/09 (a)(b)(c)(d)	10,870	10,870

		2,089,505

Utah 1.0%

Carbon Cnty
Pollution Control Refunding RB (PacifiCorp) Series 1994
0.35%, 10/07/09 (a)(b)	1,800	1,800
Clearfield Cnty
M/F Housing Refunding RB (Oakstone Apts) Series 2008
0.43%, 10/01/09 (a)(b)	12,100	12,100

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Emery Cnty
Pollution Control Refunding RB (PacifiCorp) Series 1994
0.32%, 10/07/09 (a)(b)	10,000	10,000
Nephi City
IDRB (Fibertek Insulation West) Series 2008
1.50%, 10/01/09 (a)(b)	3,920	3,920
Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008
0.43%, 10/01/09 (a)(b)	14,225	14,225
Utah Housing Corp
S/F Mortgage Bonds Series 2009-2
0.60%, 10/01/09 (b)	3,250	3,250
Utah State Board of Regents
Hospital Refunding RB (Univ of Utah) Series 2006A
0.30%, 10/01/09 (a)(b)(c)(d)(g)	49,135	49,135
Student Loan RB Sr
Series 2008A
0.49%, 10/01/09 (a)(b)	30,000	30,000
Utah Transit Auth
Sales Tax RB
Series 2008A
0.65%, 01/28/10 (c)(d)	39,310	39,310
Sub Sales Tax Refunding RB
Series 2007A
1.31%, 10/01/09 (a)(c)(d)	18,565	18,565

		182,305

Vermont 0.1%
’
Vermont Economic Development Auth
IDRB (Agri-Mark)
Series 1999A
0.70%, 10/01/09 (a)(b)	17,000	17,000
IDRB (Agri-Mark)
Series 1999B
0.70%, 10/01/09 (a)(b)	1,000	1,000
Vermont Educational & Health Buildings Financing Agency
RB (Middlebury College) Series 2002
1.75%, 11/02/09	9,300	9,300

		27,300

Virginia 2.5%

Chesterfield Cnty Economic Development Auth
RB (Bon Secours Health System) Series 2008C2
0.36%, 10/07/09 (a)(b)(c)	45,370	45,370
Fairfax Cnty IDA
Health Care RB (Inova Health System) Series 2009B2
0.55%, 04/12/10	50,000	50,000
Hampton Roads Sanitation District
Wastewater RB Series 2008
0.32%, 10/01/09 (a)(c)(d)	3,865	3,865

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Harrisonburg Redevelopment & Housing Auth
M/F Housing RB (Woodman West Apts) Series 2008
0.45%, 10/01/09 (a)(b)	9,950	9,950
Henrico Economic Development Auth
RB (Bon Secours Health System)
Series 2008B1
0.36%, 10/07/09 (a)(b)(c)	18,745	18,745
RB (Bon Secours Health System)
Series 2008B2
0.36%, 10/07/09 (a)(b)(c)	13,400	13,400
King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996
0.45%, 10/01/09 (a)(b)	3,700	3,700
Montgomery Cnty IDA
RB (Virginia Tech Foundation) Series 2009A
0.32%, 10/01/09 (a)(c)	33,700	33,700
Newport News IDA
RB (CNU Warwick Student Apts) Series 2004
0.37%, 10/01/09 (a)(b)	4,000	4,000
Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)
0.45%, 10/13/09	65,000	65,000
Hospital Facilities Refunding RB (Sentara Healthcare)
Series 2009A
0.70%, 02/03/10	25,000	25,000
Richmond
Public Utility RB Series 2009A
0.35%, 10/01/09 (a)(c)(d)	7,500	7,500
Southeastern Public Service Auth of Virginia
Sr Parity RB (Regional Solid Waste System) Series 2007A
0.44%, 10/01/09 (a)(b)	23,435	23,435
Suffolk Economic Development Auth
Hospital Facilities Refunding RB (Sentara Healthcare) Series 2008
0.36%, 10/01/09 (a)(c)(d)	98,545	98,545
Virginia College Building Auth
Educational Facilities RB Series 2007A
0.32%, 10/01/09 (a)(c)(d)	3,105	3,105
Virginia Housing Development Auth
Commonwealth Mortgage Bonds
Series 2001H1
0.45%, 10/01/09 (a)(c)(d)	6,600	6,600
Commonwealth Mortgage Bonds
Series 2005A3
2.45%, 10/01/09	2,000	2,000
Commonwealth Mortgage Bonds
Series 2005C1
0.44%, 10/01/09 (a)(c)(d)	5,100	5,100
Commonwealth Mortgage Bonds
Series 2006D1
1.40%, 01/01/10	6,000	6,040
Virginia Port Auth

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Port Facilities RB
Series 2006
0.48%, 10/01/09 (a)(b)(c)(d)	3,285	3,285
Sub Port Facilities Revenue BAN
Series 2009
0.48%, 05/18/10	20,000	20,190
Virginia Resources Auth
State Revolving Fund RB Sub Series 2008
0.32%, 10/01/09 (a)(c)(d)	2,985	2,985
Winchester IDA
Hospital RB (Winchester Medical Center) Series 1991
0.52%, 10/01/09 (a)(c)(d)	12,540	12,540

		464,055

Washington 4.5%

Cascade Water Alliance
Water System RB Series 2006
0.31%, 10/01/09 (a)(b)(c)(d)	8,615	8,615
Central Puget Sound Regional Transit Auth
Sales Tax Bonds
Series 2007A
0.32%, 10/01/09 (a)(c)(d)	3,110	3,110
0.45%, 10/01/09 (a)(c)(d)	8,285	8,285
Chelan Cnty Public Utility District No.1
RB (Chelan Hydro Consolidated System)
Series 2001A
0.57%, 10/01/09 (a)(c)(d)	1,500	1,500
RB (Chelan Hydro Consolidated System)
Series 2001A&B & Refunding RB Series 2001C
0.65%, 10/01/09 (a)(c)(d)	9,970	9,970
Douglas Cnty Development Corp
RB (Executive Flight) Series 1998
0.55%, 10/01/09 (a)(b)	5,300	5,300
Energy Northwest
Electric Refunding RB (Columbia Generating Station) Series 2006A
1.31%, 10/01/09 (a)(c)(d)	15,975	15,975
King Cnty
Limited Tax GO Refunding Bonds
Series 2008
0.35%, 10/01/09 (a)(c)(d)	3,535	3,535
Sewer RB
Series 2002A
0.37%, 10/01/09 (a)(c)(d)	10,000	10,000
Sewer RB
Series 2007
0.38%, 10/01/09 (a)(c)(d)	31,250	31,250
Sewer RB Second
Series 2006
0.45%, 10/01/09 (a)(c)(d)	10,000	10,000
Sewer Refunding RB
Series 2006
0.31%, 10/01/09 (a)(b)(c)(d)	22,870	22,870
Sewer Refunding RB 2nd
Series 2006
0.38%, 10/01/09 (a)(c)(d)	25,555	25,555

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

King Cnty Public Hospital District No. 1
Limited Tax GO Refunding Bonds Series 2008A
0.35%, 10/01/09 (a)(b)(c)(d)	7,850	7,850
Lewis Cnty
Limited Tax GO & Refunding Bonds 1999
1.30%, 12/01/09 (b)	1,805	1,818
Olympia
Solid Waste RB (LeMay Enterprises) Series 1999
0.37%, 10/07/09 (a)(b)	2,120	2,120
Pierce Cnty Economic Development Corp
IDRB (McFarland Cascade)
Series 1996
0.65%, 10/01/09 (a)(b)	3,945	3,945
RB (Flex-A-Lite Consolidated)
Series 1996
0.60%, 10/07/09 (a)(b)	1,650	1,650
Port of Seattle
Intermediate Lien Refunding RB
Series 2005A
0.31%, 10/01/09 (a)(b)(c)(d)	24,790	24,790
RB
Series 2003B
0.65%, 10/01/09 (a)(c)(d)	5,140	5,140
RB
Series 2007B
0.38%, 10/07/09 (a)(c)(d)	5,845	5,845
Sub Lien Refunding RB
Series 2008
0.40%, 10/07/09 (a)(b)	10,000	10,000
Port of Tacoma
Sub Lien RB (CP) Series 2002A
0.35%, 12/10/09 (b)	23,685	23,685
Seattle
Drainage & Wastewater RB 2008
0.36%, 10/01/09 (a)(c)(d)	8,090	8,090
Seattle Housing Auth
RB (CHHIP & HRG Projects) Series 1996
0.60%, 10/07/09 (a)(b)	3,035	3,035
Snohomish Cnty Public Utility District No. 1
Electric System BAN Second
Series 2008A
0.55%, 05/26/10	25,000	25,234
Electric System Revenue Notes Second
Series 2009B
0.46%, 08/05/10	11,000	11,142
Tacoma Housing Auth
RB (Crown Assisted Living) Series 1998
1.35%, 10/07/09 (a)(b)	2,630	2,630
Univ of Washington
RB Series 2007
0.34%, 10/01/09 (a)(b)(c)(d)	38,515	38,515
Vancouver Housing Auth
Pooled Housing Refunding RB Series 2008
0.39%, 10/01/09 (a)(b)	4,490	4,490
Washington

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Bonds
Series 2003C
0.37%, 10/01/09 (a)(c)(d)	6,150	6,150
GO Bonds
Series 2005D
0.98%, 01/01/10	7,575	7,651
GO Bonds
Series 2007C
0.36%, 10/01/09 (a)(c)(d)	22,825	22,825
GO Bonds
Series 2008A
0.36%, 10/01/09 (a)(c)(d)	15,295	15,295
Motor Vehicle Fuel Tax GO Bonds
series 2003C
0.41%, 10/01/09 (a)(c)(d)	3,700	3,700
Motor Vehicle Fuel Tax GO Bonds
Series 2006E
0.35%, 10/01/09 (a)(c)(d)	6,115	6,115
Motor Vehicle Fuel Tax GO Bonds
Series 2010B
0.33%, 10/01/09 (a)(c)(d)	4,330	4,330
Various Purpose GO Bonds
Series 2002B
0.41%, 10/01/09 (a)(c)(d)	29,540	29,540
Various Purpose GO Bonds
Series 2005D
0.45%, 10/01/09 (a)(c)(d)	995	995
Various Purpose GO Bonds
Series 2006D
0.30%, 10/01/09 (a)(b)(c)(d)	13,615	13,615
Various Purpose GO Bonds
Series 2008C
0.32%, 10/01/09 (a)(c)(d)	3,851	3,851
0.35%, 10/01/09 (a)(c)(d)	4,935	4,935
Various Purpose GO Bonds
Series 2009A
0.36%, 10/01/09 (a)(c)(d)	39,100	39,100
Various Purpose GO Bonds
Series 2009E
0.33%, 10/01/09 (a)(c)(d)	5,000	5,000
Various Purpose GO Bonds
Series 2010A
0.33%, 10/01/09 (a)(c)(d)	6,145	6,145
Washington Economic Development Finance Auth
Refunding RB (Puget Sound Blood Center)
Series 2008D
0.34%, 10/01/09 (a)(b)	2,400	2,400
Solid Waste Disposal RB (Lemay Enterprises)
Series 2005B
0.37%, 10/07/09 (a)(b)	10,585	10,585
Solid Waste Disposal RB (Specialty Chemical Products)
Series 2007
0.55%, 10/01/09 (a)(b)	20,800	20,800
Solid Waste Disposal RB (Waste Management)
Series 2000C
0.60%, 10/07/09 (a)(b)	17,900	17,900
Solid Waste Disposal RB (Waste Management)
Series 2000H
0.60%, 10/07/09 (a)(b)	9,825	9,825
Solid Waste Disposal RB (Waste Management)
Series 2000I
0.60%, 10/07/09 (a)(b)	7,235	7,235

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Waste Management)
Series 2005D
0.50%, 10/01/09 (a)(b)	18,000	18,000
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives)
Series 2002B
0.27%, 10/07/09 (a)(c)	15,000	15,000
RB (Catholic Health Initiatives)
Series 2008D
0.33%, 10/01/09 (a)(c)(d)	7,505	7,505
RB (Children’s Hospital & Regional Medical Center)
Series 2008A
0.28%, 10/07/09 (a)(b)	8,785	8,785
RB (Kadlec Medical Center)
Series 2006B
1.40%, 10/07/09 (a)(b)(c)	10,000	10,000
RB (MultiCare Health System)
Series 2009A
0.30%, 10/01/09 (a)(b)	9,000	9,000
RB (Yakima Valley Farm Workers Clinic)
Series 1997
0.35%, 10/07/09 (a)(b)	1,800	1,800
Washington Housing Finance Commission
M/F Housing RB (Anchor Village Apts)
Series 1997
0.44%, 10/01/09 (a)(b)	10,750	10,750
M/F Housing RB (Brittany Park Phase II)
Series 1998A
0.47%, 10/01/09 (a)(b)	3,480	3,480
M/F Housing RB (Brittany Park)
Series 1996A
0.45%, 10/01/09 (a)(b)	8,930	8,930
M/F Housing RB (Fairwinds Redmond)
Series 2005A
0.45%, 10/01/09 (a)(b)	7,500	7,500
M/F Housing RB (Forest Creek Apts)
Series 2006
0.44%, 10/01/09 (a)(b)	13,680	13,680
M/F Housing RB (Highlander Apts)
Series 2004A
0.45%, 10/01/09 (a)(b)	7,000	7,000
M/F Housing RB (Lakewood Meadows Apts)
Series 2000A
0.45%, 10/01/09 (a)(b)	6,280	6,280
M/F Housing RB (Merrill Gardens at Queen Anne)
Series 2004A
0.42%, 10/01/09 (a)(b)	25,180	25,180
M/F Housing RB (Merrill Gardens)
Series 1997A
0.45%, 10/01/09 (a)(b)	6,125	6,125
M/F Housing RB (Parkview Apts)
Series 2008
0.55%, 10/01/09 (a)(b)	3,060	3,060
M/F Housing RB (Rainier Court Apts)
Series 2003A
0.44%, 10/01/09 (a)(b)	12,750	12,750
M/F Housing RB (Seasons Apts)
Series 2006
0.45%, 10/01/09 (a)(b)	20,000	20,000
M/F Housing RB (Silver Creek Apts)
Series 2004

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.44%, 10/01/09 (a)(b)	4,100	4,100
M/F Housing RB (Vintage at Burien)
Series 2004A
0.45%, 10/01/09 (a)(b)	6,570	6,570
M/F Housing RB (Vintage at Chehalis Sr Living)
Series 2006
0.45%, 10/01/09 (a)(b)	8,190	8,190
M/F Housing RB (Woodrose Apts)
Series 1999A
0.45%, 10/01/09 (a)(b)	6,750	6,750
M/F Mortgage RB (Canyon Lakes)
Series 1993
0.42%, 10/01/09 (a)(b)	3,820	3,820
M/F Mortgage RB (Meridian Court Apts)
Series 1996
0.39%, 10/07/09 (a)(b)	6,700	6,700
M/F RB (Cedar Ridge Retirement)
Series 2005A
0.42%, 10/01/09 (a)(b)	5,030	5,030
Non-Profit Refunding RB (Horizon House)
Series 2005
0.35%, 10/01/09 (a)(b)	11,160	11,160
Washington State Univ
Student Fee RB Series 2006A
0.34%, 10/01/09 (a)(b)(c)(d)	16,796	16,796
Yakima Cnty Public Corp
IDRB (Cowiche Growers) Series 1998
0.55%, 10/01/09 (a)(b)	1,300	1,300

		839,177

West Virginia 0.7%

Marion Cnty
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990B
0.32%, 10/07/09 (a)(b)	8,485	8,485
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990C
0.32%, 10/07/09 (a)(b)	11,200	11,200
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990D
0.32%, 10/07/09 (a)(b)	2,200	2,200
West Virginia Economic Development Auth
Refunding RB (Appalachian Power-Mountaineer)
Series 2008B
0.48%, 10/01/09 (a)(b)	21,275	21,275
Refunding RB (Ohio Power Co-Kammer)
Series 2008B
0.40%, 10/01/09 (a)(b)	6,665	6,665
West Virginia Higher Education Policy Commission
RB (Higher Education Facilities) Series 2004B
0.31%, 10/01/09 (a)(b)(c)(d)	15,510	15,510
West Virginia Hospital Finance Auth
RB (Pallotine Health Services)
Series 2006
1.25%, 10/01/09 (a)(b)	31,140	31,140
Refunding & RB (Charleston Area Medical Center)
Series 2009A
0.60%, 03/09/10 (b)(c)(d)	6,965	6,965

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

West Virginia Housing Development Fund
HFA Bonds Series 2008B
0.40%, 10/01/09 (a)(c)	10,000	10,000
West Virginia Water Development Auth
Water Development RB (Loan Program IV) Series 2005A
0.31%, 10/01/09 (a)(b)(c)(d)	9,240	9,240

		122,680

Wisconsin 2.0%

Brokaw
Sewage & Solid Waste RB (Wausau Paper Mills) Series 1995
0.65%, 10/01/09 (a)(b)	9,500	9,500
Kenosha
IDRB (Asyst Technologies) Series 1997
0.60%, 10/01/09 (a)(b)	5,000	5,000
Milwaukee
GO CP Promissory Notes Series 2008C2
0.50%, 10/01/09 (b)	6,000	6,000
New Richmond SD
BAN 2008
2.20%, 11/16/09	8,425	8,425
Red Cedar
IDRB (Fairmount Minerals) Series 2007
0.46%, 10/01/09 (a)(b)	10,000	10,000
Wisconsin
GO Bonds
Series 2006C
0.50%, 10/01/09 (a)(c)(d)	5,525	5,525
GO Bonds
Series 2007A
0.33%, 10/01/09 (a)(b)(c)(d)	24,285	24,285
GO Bonds
Series 2007C
0.32%, 10/01/09 (a)(c)(d)	6,395	6,395
GO CP Notes 2005A
0.45%, 11/16/09 (c)	13,600	13,600
0.35%, 12/08/09 (c)	22,715	22,715
GO CP Notes 2006A
0.45%, 12/08/09 (c)	50,494	50,494
0.35%, 12/10/09 (c)	20,000	20,000
GO Refunding Bonds
Series 1998-1
0.98%, 11/01/09	3,475	3,488
Operating Notes
Series 2009
0.48%, 06/15/10	38,000	38,538
Transportation RB
Series 2007A
0.60%, 03/25/10 (b)(c)(d)	8,070	8,070
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care)
Series 2008B
1.60%, 11/13/09 (b)	18,000	18,000
RB (Gundersen Lutheran)
Series 2000B
1.60%, 10/01/09 (a)(b)(c)	8,950	8,950

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Upland Hills Health)
Series 2006C
0.47%, 10/07/09 (a)(b)	10,050	10,050
Refunding RB (Concordia Univ)
Series 2009
0.40%, 10/01/09 (a)(b)	3,150	3,150
Wisconsin Housing & Economic Development Auth
Homeownership RB
Series 2002C
0.32%, 10/07/09 (a)(c)	1,085	1,085
Homeownership RB
Series 2003B
0.42%, 10/07/09 (a)(c)	35,090	35,090
Homeownership RB
Series 2003C
0.52%, 10/07/09 (a)(c)	14,120	14,120
0.52%, 10/07/09 (a)(c)	12,210	12,210
Homeownership RB
Series 2005C
0.42%, 10/07/09 (a)(c)	11,000	11,000
Homeownership RB
Series 2006E
0.75%, 10/01/09 (a)(c)(d)	2,100	2,100
Housing RB
Series 2007C
0.70%, 10/01/09 (a)(c)	3,815	3,815
Housing RB
Series 2008A
0.65%, 10/01/09 (a)(c)	6,580	6,580
Housing RB
Series 2008D
0.65%, 10/01/09 (a)(c)	4,500	4,500
Housing RB
Series 2008E
0.65%, 10/01/09 (a)(c)	3,200	3,200

		365,885

Wyoming 0.4%

Green River
RB (Rhone-Poulenc) Series 1994
0.55%, 10/01/09 (a)(b)	11,400	11,400
Sweetwater Cnty
Pollution Control Refunding RB (PacifiCorp) Series 1994
0.35%, 10/07/09 (a)(b)	3,750	3,750
Wyoming Student Loan Corp
Refunding RB Sr
Series 2008A1
0.45%, 10/01/09 (a)(b)	8,200	8,200
Refunding RB Sr
Series 2008A2
0.45%, 10/01/09 (a)(b)	35,000	35,000
Refunding RB Sr
Series 2008A3
0.45%, 10/01/09 (a)(b)	10,000	10,000

		68,350

Total Municipal Securities (Cost $18,252,518)		18,252,518

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 1.2% of net assets
Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares 0.48%, 10/01/09 (a)(b)(d)	98,000	98,000
Nuveen Insured New York Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares 0.38%, 10/01/09 (a)(b)(d)	25,000	25,000
Nuveen Insured Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares 0.48%, 10/01/09 (a)(b)(d)	109,500	109,500

Total Other Investments (Cost $232,500)		232,500

End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $18,485,018.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,854,908 or 36.9% of net assets.

(e)	Illiquid security. At the period end, the value of these amounted to $12,294 or 0.1% of net assets.

(f)	Delayed-delivery security.

(g)	All or a portion of this security is held as collateral for delayed-delivery securities.
BAN — Bond anticipation note
COP — Certificate of participation
CP — Commercial paper
GO — General obligation
HFA — Housing finance agency/authority
IDA — Industrial development agency/authority
IDB — Industrial development board
IDRB — Industrial development revenue bond
ISD — Independent school district
M/F — Multi-family
RAN — Revenue anticipation note
RB — Revenue bond
SD — School district
S/F — Single-family
TAN — Tax anticipation note
TRAN — Tax and revenue anticipation note
USD — Unified school district
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities — (a)	$—	$18,252,518	$—	$18,252,518
Other Investments	—	232,500	—	232,500

Total	$—	$18,485,018	$—	$18,485,018

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47703SEP09 — 00

The Charles Schwab Family of Funds
Schwab New Jersey AMT Tax-Free Money Fund
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.3%	Municipal Securities	730,054	730,054

99.3%	Total Investments	730,054	730,054
0.7%	Other Assets and Liabilities, Net		5,399

100.0%	Net Assets		735,453

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.3% of net assets

New Jersey 92.2%

Burlington Cnty
BAN Series 2009A
0.49%, 05/28/10	13,500	13,589
Camden Cnty
Sr Redevelopment RB (Harvest Village) Series 1999A
0.30%, 10/01/09 (a)(b)	8,530	8,530
Delaware River Joint Toll Bridge Commission
Bridge System RB Series 2007B1
0.40%, 10/01/09 (a)(b)	930	930
Delaware River Port Auth
Refunding RB Series 2008A
0.28%, 10/01/09 (a)(b)	17,350	17,350
East Brunswick Township
BAN 2008
1.75%, 12/30/09	4,500	4,519
BAN 2009
0.54%, 04/28/10	14,400	14,479
Fair Lawn Borough
BAN
1.10%, 12/17/09	9,300	9,327
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds
Series 2003A
1.95%, 11/01/09	1,600	1,604
Open Space & Farmland Preservation Bonds
Series 2003B
0.34%, 10/01/09 (a)(c)(d)	6,000	6,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Open Space & Farmland Preservation Bonds
Series 2005A
0.43%, 10/01/09 (a)(c)(d)	4,190	4,190
Gloucester Cnty
BAN Series 2009A
1.25%, 10/15/09	16,500	16,509
Hudson Cnty Improvement Auth
Guaranteed Pool Notes Series 2009B1
1.05%, 09/22/10	12,855	12,942
Livingston Township
BAN
0.50%, 04/29/10	10,000	10,043
Marlboro Township
BAN Series 2009
0.54%, 04/09/10	15,750	15,828
Mercer Cnty
BAN Series 2009A
0.87%, 01/14/10	3,700	3,715
Montclair Township
Temporary Note
1.43%, 12/18/09	4,500	4,510
New Jersey
GO Bonds
0.48%, 08/01/10	4,320	4,500
New Jersey Economic Development Auth
First Mortgage Refunding RB (Winchester Gardens at Homestead)
Series 2004B
0.64%, 10/01/09 (a)(b)	7,195	7,195
Motor Vehicle Surcharge RB
Series 2004A
0.40%, 10/01/09 (a)(b)(c)(d)	5,715	5,715
RB (Baptist Home Society)
Series 2003
0.55%, 10/01/09 (a)(b)	3,225	3,225
RB (Blair Academy)
Series 2007
0.29%, 10/01/09 (a)(b)	22,015	22,015
RB (Catholic Community Service)
Series 1993
0.49%, 10/01/09 (a)(b)	3,480	3,480
RB (Crane’s Mill)
Series 2008B
0.35%, 10/01/09 (a)(b)	6,800	6,800
RB (Hun School of Princeton)
Series 2004
0.48%, 10/01/09 (a)(b)	10,245	10,245
RB (Jewish Home at Rockleigh)
Series 1998A
0.51%, 10/01/09 (a)(b)	8,875	8,875
RB (Princeton Day School)
Series 2005
0.31%, 10/07/09 (a)(b)	10,000	10,000
School Facilities Construction Bonds
Series 2008X
0.20%, 10/07/09 (a)(b)	38,200	38,200

1

Schwab New Jersey AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

School Facilities Construction Refunding Bonds
Series 2008V1
0.47%, 10/07/09 (a)(b)	6,500	6,500
School Facilities Construction Refunding Bonds
Series 2008V2
0.45%, 10/07/09 (a)(b)	42,030	42,030
School Facilities Construction Refunding Bonds
Series 2008V3
0.27%, 10/07/09 (a)(b)	1,600	1,600
School Facilities Construction Refunding Bonds
Series 2008V5
0.35%, 10/07/09 (a)(b)	800	800
New Jersey Educational Facilities Auth
RB (Princeton Univ)
Series 2007E
0.30%, 10/01/09 (a)(c)(d)	2,053	2,053
RB (Princeton Univ)
Series 2007F
0.36%, 10/01/09 (a)(c)(d)	6,435	6,435
New Jersey Health Care Facilities Financing Auth
RB (AHS Hospital)
Series 2008B
0.30%, 10/01/09 (a)(b)	7,350	7,350
RB (Composite Program)
Series 2003A2
0.44%, 10/01/09 (a)(b)	2,500	2,500
RB (Composite Program)
Series 2006A1
0.28%, 10/01/09 (a)(b)	3,440	3,440
RB (Composite Program)
Series 2006A3
0.28%, 10/01/09 (a)(b)	1,240	1,240
RB (Hackensack Univ Medical Center)
Series 2008
0.48%, 10/01/09 (a)(b)(c)(d)	4,400	4,400
RB (Robert Wood Johnson Univ Hospital)
Series 2004
0.29%, 10/01/09 (a)(b)	22,200	22,200
RB (St. Peter’s Univ Hospital)
Series 2000B
0.21%, 10/07/09 (a)(b)	1,015	1,015
RB (Virtua Health)
Series 2004
0.29%, 10/01/09 (a)(b)	5,790	5,790
New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B
0.26%, 10/01/09 (a)(b)	1,600	1,600
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds Series 2002
0.38%, 10/01/09 (a)(b)(c)(d)	10,145	10,145
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2001C
0.42%, 12/15/09	1,500	1,515
0.60%, 12/15/09	400	404
0.68%, 12/15/09	250	252
0.80%, 12/15/09	350	353
1.50%, 12/15/09	4,550	4,585

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Transportation System Bonds
Series 2004B
0.58%, 12/15/09	350	353
0.75%, 12/15/09	200	202
1.50%, 12/15/09	1,200	1,209
Transportation System Bonds
Series 2006A
0.45%, 10/01/09 (a)(b)(c)(d)	5,000	5,000
Transportation System Bonds
Series 2006C
0.33%, 10/01/09 (a)(b)(c)(d)	530	530
0.34%, 10/01/09 (a)(b)(c)(d)	11,065	11,065
0.38%, 10/01/09 (a)(b)(c)(d)	14,340	14,340
0.38%, 10/01/09 (a)(b)(c)(d)	13,150	13,150
0.38%, 10/01/09 (a)(b)(c)(d)	4,205	4,205
0.70%, 01/28/10 (b)(c)(d)	12,975	12,975
Transportation System Bonds
Series 2007A
0.38%, 10/01/09 (a)(b)(c)(d)	10,260	10,260
Transportation System Bonds
Series 2009A
0.65%, 02/24/10 (b)(c)(d)	15,600	15,600
New Jersey Turnpike Auth
Turnpike RB
Series 2000A
0.44%, 01/01/10 (b)	3,360	3,403
0.59%, 01/01/10 (b)	300	304
Turnpike RB
Series 2003C3
0.45%, 10/07/09 (a)(b)(c)	7,600	7,600
Turnpike RB
Series 2009A
0.35%, 10/01/09 (a)(b)	8,000	8,000
Newark Housing Auth
Refunding Bonds (Port Auth-Port Newark Marine Terminal) Series 2007
0.38%, 10/01/09 (a)(b)(c)(d)	3,420	3,420
North Brunswick Township
BAN Series 2009A
0.57%, 08/13/10	14,457	14,604
Port Auth of New York & New Jersey
Consolidated Bonds 135th
Series
0.31%, 10/01/09 (a)(c)(d)	8,330	8,330
Consolidated Bonds 140th
Series
0.28%, 10/01/09 (a)(b)(c)(d)(f)	18,485	18,485
Consolidated Bonds 144th
Series
0.31%, 10/01/09 (a)(c)(d)	1,405	1,405
0.36%, 10/01/09 (a)(c)(d)	15,900	15,900
Consolidated Bonds 148th
Series
0.38%, 10/01/09 (a)(c)(d)	1,000	1,000
0.38%, 10/01/09 (a)(c)(d)	16,000	16,000
CP
Series B
0.65%, 11/09/09	4,765	4,765
0.50%, 12/01/09	10,630	10,630

2

Schwab New Jersey AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.55%, 12/03/09	15,600	15,600
0.65%, 01/07/10	41,200	41,200
Rutgers State Univ
GO Bonds Series 2009F
0.31%, 10/01/09 (a)(c)(d)	2,815	2,815
Salem Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (Atlantic Electric)
Series 1997A
0.35%, 10/07/09 (a)(b)	6,000	6,000
Pollution Control Refunding RB (Public Service Electric & Gas)
Series 2003B1
0.43%, 11/30/09 (b)	12,250	12,250
Pollution Control Refunding RB (Public Service Electric & Gas)
Series 2003B2
0.35%, 10/07/09 (a)(b)	6,000	6,000
Somerset Cnty
GO Refunding Bonds Series 2009
0.85%, 12/01/09	1,015	1,018

		678,140

Puerto Rico 7.1%

Puerto Rico
Public Improvement Refunding Bonds Series 2004B1
0.49%, 10/01/09 (a)(b)(c)	5,200	5,200
Puerto Rico Aqueduct & Sewer Auth
RB
Series A
0.52%, 10/01/09 (a)(b)(c)(d)	900	900
Sr Lien RB
Series A
0.35%, 10/01/09 (a)(b)(c)(d)	3,000	3,000
Puerto Rico Children’s Trust Fund
Tobacco Settlement Asset-Backed Bonds
Series 2000
0.54%, 07/01/10 (b)	1,000	1,039
0.60%, 07/01/10 (b)	4,300	4,465

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Puerto Rico Electric Power Auth
Power Refunding RB Series UU
0.33%, 10/01/09 (a)(b)(c)(d)	8,150	8,150
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.40%, 10/07/09 (a)(b)	7,000	7,000
Transportation Refunding RB
Series N
0.45%, 10/01/09 (a)(b)(c)(d)	16,860	16,860
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A
0.38%, 10/01/09 (a)(b)(c)(d)(e)	5,300	5,300

		51,914

Total Municipal Securities (Cost $730,054)		730,054

End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $730,054.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $227,628 or 31.0% of net assets.

(e)	Delayed-delivery security.

(f)	All or a portion of this security is held as collateral for delayed-delivery securities.
BAN — Bond anticipation note
CP — Commercial paper
GO — General obligation
M/F — Multi-family
RB — Revenue bond
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level

3

Schwab New Jersey AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities — (a)	$—	$730,054	$—	$730,054

Total	$—	$730,054	$—	$730,054

*	The funds had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47710SEP09 — 00

4

The Charles Schwab Family of Funds
Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	Municipal Securities	2,736,483	2,736,483

99.7%	Total Investments	2,736,483	2,736,483
0.3%	Other Assets and Liabilities, Net		7,904

100.0%	Net Assets		2,744,387

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.7% of net assets

New York 97.7%

Albany Cnty
Various Purpose BAN 2008
0.93%, 12/10/09	32,133	32,229
Albany IDA
Refunding IDRB (United Cerebral Palsy Assoc) Series 1997B
2.15%, 10/01/09 (a)(b)	7,810	7,810
Amherst
BAN 2009
0.75%, 07/20/10	10,200	10,301
Broome Cnty IDA
Civic Facility RB (Methodist Homes for the Aging) Series 2003
0.30%, 10/07/09 (a)(b)	2,955	2,955
Chappaqua Central SD
TAN 2009-2010
0.42%, 06/30/10	8,000	8,094
Chautauqua Cnty
Civic Facility RB (Jamestown Center City Development Corp) Series 2000A
0.37%, 10/01/09 (a)(b)(f)	11,010	11,010
Cohoes IDA
Urban Cultural Park Facility RB (Eddy Village Green) Series 2008
0.35%, 10/01/09 (a)(b)	4,700	4,700
Dutchess Cnty IDA
Civic Facility RB (Marist College Civic Facility) Series 1999A
0.25%, 10/01/09 (a)(b)	4,320	4,320
Elwood Union Free SD
TAN 2009
0.53%, 06/25/10	13,000	13,092
Erie Cnty Fiscal Stability Auth
BAN
Series 2009A
0.59%, 05/19/10	1,150	1,160

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.90%, 05/19/10	9,425	9,490
Erie Cnty Tobacco Asset Securitization Corp
Tobacco Settlement Sr Asset-Backed Bonds
Series 2000A
0.60%, 07/15/10 (b)	6,325	6,655
Tobacco Settlement Sub Asset-Backed Bonds
Series 2000A
0.60%, 07/15/10 (b)	1,635	1,717
Greece
BAN 2009
0.85%, 10/01/10 (e)	6,399	6,471
Hauppauge Union Free SD
TAN 2009-2010
0.52%, 06/25/10	24,500	24,764
Herkimer Cnty
Civic Facility RB (Templeton Foundation) Series 2000
1.50%, 10/01/09 (a)(b)	1,155	1,155
Kings Park Central SD
BAN 2009
0.78%, 09/10/10	3,535	3,559
Lancaster IDA
Civic Facility RB (2000 GreenField Manor)
0.36%, 10/07/09 (a)(b)	10,425	10,425
Long Island Power Auth
Electric System General RB
Series 2004A
0.38%, 10/01/09 (a)(b)(c)(d)	22,275	22,275
Electric System General RB
Series 2006C
0.30%, 10/01/09 (a)(b)(c)(d)	6,500	6,500
Electric System Sub RB
Series 2001-3A
0.36%, 10/07/09 (a)(b)	15,110	15,110
Longwood Central SD
TAN 2009-2010
0.44%, 06/25/10	25,000	25,239
Madison Cnty IDA
Civic Facility RB (Colgate Univ) Series 2005A
0.43%, 10/01/09 (a)(b)(c)(d)	11,845	11,845
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds
Series 2008A
0.41%, 10/01/09 (a)(b)(c)(f)	65,000	65,000
Dedicated Tax Fund Refunding Bonds
Series 2008B2
0.30%, 10/01/09 (a)(b)	14,500	14,500
RAN
Series 2009
0.39%, 12/31/09	12,000	12,048
Transportation RB
Series 2002A
0.85%, 10/01/09 (a)(b)(c)(d)	7,250	7,250
Transportation RB
Series 2003A
0.38%, 10/01/09 (a)(b)(c)(d)	10,195	10,195
Transportation RB
Series 2005D1
0.30%, 10/01/09 (a)(b)	9,000	9,000
Transportation RB
Series 2007A

1

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.38%, 10/01/09 (a)(b)(c)(d)	31,000	31,000
Nassau Cnty
GO Bonds
Series 2007A
0.22%, 10/07/09 (a)(b)	7,275	7,275
GO TAN
Series 2008B
1.10%, 10/30/09	17,000	17,019
Nassau Cnty IDA
Civic Facility RB (Cold Spring Harbor Laboratory)
Series 2006
0.20%, 10/01/09 (a)(c)	3,550	3,550
RB (Amsterdam at Harborside)
Series 2007C
0.26%, 10/07/09 (a)(b)	22,065	22,065
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008D1
0.35%, 10/07/09 (a)(c)	31,490	31,490
Nassau Health Care Corp
Bonds
Series 2009C1
0.40%, 10/07/09 (b)	3,100	3,100
0.45%, 10/07/09 (b)	9,175	9,175
Bonds
Series 2009C2
0.40%, 10/07/09 (b)	11,930	11,930
Bonds
Series 2009D2
0.43%, 10/27/09 (b)	9,975	9,975
New York City
GO Bonds Fiscal 2002
Series B
0.95%, 12/01/09	3,800	3,827
GO Bonds Fiscal 2003
Series J
0.75%, 06/01/10	250	257
GO Bonds Fiscal 2004
Series A
0.48%, 08/01/10	1,530	1,587
GO Bonds Fiscal 2004
Series F
0.68%, 10/01/09 (a)(c)(d)(f)	105,000	105,000
GO Bonds Fiscal 2004
Series G
0.48%, 08/01/10	4,640	4,814
GO Bonds Fiscal 2004
Series J
0.31%, 10/01/09 (a)(c)(d)	7,670	7,670
GO Bonds Fiscal 2005
Series G
0.31%, 10/01/09 (a)(c)(d)	7,555	7,555
GO Bonds Fiscal 2005
Series H
0.73%, 08/01/10	175	181
GO Bonds Fiscal 2005
Series J
0.31%, 10/01/09 (a)(c)(d)	7,015	7,015
0.75%, 03/01/10	10,675	10,863
GO Bonds Fiscal 2005
Series K
1.27%, 10/01/09 (a)(c)(d)	16,005	16,005

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Bonds Fiscal 2005
Series O
0.31%, 10/01/09 (a)(b)(c)(d)	10,055	10,055
0.36%, 10/01/09 (a)(c)(d)	7,000	7,000
GO Bonds Fiscal 2006
Series F4
0.30%, 10/01/09 (a)(b)	5,850	5,850
GO Bonds Fiscal 2006
Series I7
0.35%, 10/07/09 (a)(b)	3,000	3,000
GO Bonds Fiscal 2008
Series A1
0.31%, 10/01/09 (a)(c)(d)	5,180	5,180
GO Bonds Fiscal 2008
Series D3
0.25%, 10/01/09 (a)(c)	27,400	27,400
GO Bonds Fiscal 2009
Series F1
0.31%, 10/01/09 (a)(c)(d)	3,325	3,325
GO Bonds Fiscal 2009
Series H1
0.35%, 10/01/09 (a)(c)(d)	8,250	8,250
GO Bonds Fiscal 2009
Series I1
0.31%, 10/01/09 (a)(c)(d)	14,740	14,740
0.36%, 10/01/09 (a)(c)(d)	7,500	7,500
GO Bonds Fiscal 2009
Series J1
0.31%, 10/01/09 (a)(c)(d)	3,900	3,900
New York City Capital Resource Corp
RB (Loan Enhanced Assistance Program)
Series 2008B1
0.27%, 10/01/09 (a)(b)	8,870	8,870
RB (Loan Enhanced Assistance Program)
Series 2008B3
0.27%, 10/01/09 (a)(b)	4,120	4,120
New York City HFA
Housing RB (Normandie Court I) Series 1991A
0.30%, 10/07/09 (a)(b)	62,890	62,890
New York City Housing Development Corp
0.50%, 10/30/09	2,500	2,500
M/F Housing RB
Series 2008M
0.55%, 10/01/10	9,000	9,000
M/F Housing RB
Series 2009B2
0.55%, 10/30/09	1,010	1,010
M/F Housing RB
Series 2009B3
0.55%, 12/01/09	6,335	6,335
M/F Housing RB
Series 2009C1
0.31%, 10/01/09 (a)(c)(d)	6,000	6,000
M/F Housing RB
Series 2009E
0.45%, 03/15/10	10,815	10,815
M/F Housing RB
Series 2009H
0.55%, 07/01/10	20,000	20,000
M/F Mortgage RB (245 East 124th St)
Series 2008A

2

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.20%, 10/07/09 (a)(b)	7,500	7,500
M/F Mortgage RB (Bruckner by the Bridge)
Series 2008A
0.25%, 10/07/09 (a)(b)	15,000	15,000
New York City IDA
Civic Facility RB (Jewish Board of Family & Childrens Services)
Series 2000
0.55%, 10/07/09 (a)(b)	14,340	14,340
Civic Facility RB (New York Law School)
Series 2006A
0.35%, 10/01/09 (a)(b)	18,750	18,750
Civic Facility RB (New York Univ)
Series 2001
0.36%, 10/01/09 (a)(c)(d)	6,530	6,530
Civic Facility RB (United Jewish Appeal)
Series 2004B
0.27%, 10/07/09 (a)	6,000	6,000
New York City Municipal Water Finance Auth
CP
Series 5
0.50%, 10/08/09	20,000	20,000
0.50%, 10/15/09	26,750	26,750
0.45%, 12/02/09	15,000	15,000
Crossover Refunding Bond
Series 2002E
0.31%, 10/01/09 (a)(c)(d)	8,590	8,590
Extendible CP Notes
Series 8
0.45%, 12/03/09	46,225	46,225
0.45%, 12/10/09	14,500	14,500
Water & Sewer System RB Fiscal 2001
Series C
0.30%, 10/01/09 (a)(c)(d)	8,400	8,400
Water & Sewer System RB Fiscal 2002
Series A&G, Fiscal 2003 Series E & Crossover Refunding Bonds 2002E
0.31%, 10/01/09 (a)(c)(d)	13,405	13,405
Water & Sewer System RB Fiscal 2003
Series A
0.36%, 10/01/09 (a)(c)(d)	9,900	9,900
Water & Sewer System RB Fiscal 2003
Series E
0.36%, 10/01/09 (a)(c)(d)	1,765	1,765
0.36%, 10/01/09 (a)(c)(d)	5,600	5,600
Water & Sewer System RB Fiscal 2004
Series C
0.30%, 10/01/09 (a)(b)(c)(d)(f)	5,000	5,000
Water & Sewer System RB Fiscal 2005
Series D
0.31%, 10/01/09 (a)(c)(d)	7,200	7,200
0.31%, 10/01/09 (a)(c)(d)	4,285	4,285
0.36%, 10/01/09 (a)(c)(d)	8,775	8,775
Water & Sewer System RB Fiscal 2006
Series A
0.28%, 10/01/09 (a)(b)(c)(d)	25,220	25,220
0.36%, 10/01/09 (a)(c)(d)	7,000	7,000
0.43%, 10/01/09 (a)(c)(d)	8,445	8,445
Water & Sewer System RB Fiscal 2006
Series D
0.31%, 10/01/09 (a)(c)(d)	3,550	3,550
Water & Sewer System RB Fiscal 2007

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series DD
0.30%, 10/01/09 (a)(c)(d)	2,200	2,200
Water & Sewer System RB Fiscal 2008
Series A
0.30%, 10/01/09 (a)(c)(d)	20,813	20,813
Water & Sewer System RB Fiscal 2008
Series DD
0.31%, 10/01/09 (a)(c)(d)	3,925	3,925
Water & Sewer System RB Fiscal 2009
Series DD
0.36%, 10/01/09 (a)(c)(d)	5,205	5,205
Water & Sewer System RB Fiscal 2009
Series FF2
0.31%, 10/01/09 (a)(c)(d)	6,000	6,000
0.33%, 10/01/09 (a)(c)(d)	30,000	30,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007
Series S1
0.30%, 10/01/09 (a)(b)(c)(d)	9,950	9,950
Building Aid RB Fiscal 2007
Series S2
0.43%, 10/01/09 (a)(b)(c)(d)	14,590	14,590
Building Aid RB Fiscal 2009
Series S4
0.32%, 10/01/09 (a)(b)(c)(d)	16,435	16,435
Building Aid RB Fiscal 2009
Series S5
0.32%, 10/01/09 (a)(b)(c)(d)	18,080	18,080
Future Tax Secured Bonds Fiscal 2001
Series B
0.28%, 10/01/09 (a)(c)	13,400	13,400
Future Tax Secured Bonds Fiscal 2002
Series B
0.33%, 10/01/09 (a)(c)(d)	5,585	5,585
Future Tax Secured Bonds Fiscal 2010
Series A1
0.31%, 10/01/09 (a)(c)(d)	11,000	11,000
Future Tax Secured Sub Bonds Fiscal 2007
Series B
0.30%, 10/01/09 (a)(c)(d)	5,000	5,000
0.31%, 10/01/09 (a)(c)(d)	2,800	2,800
Future Tax Secured Sub Bonds Fiscal 2007
Series C1
0.30%, 10/01/09 (a)(c)(d)	5,000	5,000
0.35%, 10/01/09 (a)(c)(d)	6,000	6,000
Future Tax Secured Sub Bonds Fiscal 2008
Series B
0.30%, 10/01/09 (a)(c)(d)	5,000	5,000
Recovery Bonds Fiscal 2003
Series 2D
0.30%, 10/07/09 (a)(c)	17,320	17,320
New York City Trust for Cultural Resources
RB (Metropolitan Museum of Art)
Series 2006A2
0.35%, 10/01/09 (a)	1,440	1,440
RB (Museum of Modern Art)
Series 2001-1D
0.36%, 10/01/09 (a)(c)(d)	4,015	4,015
Refunding RB (American Museum of Natural History)
Series 2004A
0.48%, 10/01/09 (a)(c)(d)	3,745	3,745

3

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Refunding RB (American Museum of Natural History)
Series 2008A2
0.28%, 10/01/09 (a)(c)	2,765	2,765
Refunding RB (Lincoln Center for the Performing Arts)
Series 2008A1
0.27%, 10/01/09 (a)(b)	4,705	4,705
Refunding RB (Museum of Modern Art)
Series 2008-1A
0.30%, 10/01/09 (a)(c)(d)	2,910	2,910
0.55%, 08/01/10 (d)	9,000	9,146
New York State
GO Bonds
Series 2009A
0.31%, 10/01/09 (a)(c)(d)	1,780	1,780
0.64%, 02/15/10	12,760	12,824
New York State Dormitory Auth
CP Notes (Cornell Univ)
0.45%, 11/05/09	6,155	6,155
Hospital RB (New York & Presbyterian Hospital)
Series 2007
0.38%, 10/01/09 (a)(b)(c)(d)	9,900	9,900
Insured RB (New York Univ)
Series 2001A
0.53%, 07/01/10	1,645	1,706
0.56%, 07/01/10	880	912
RB (Blythedale Children’s Hospital)
Series 2009
0.37%, 10/01/09 (a)(b)	4,500	4,500
RB (Cornell Univ)
Series 2006A
0.40%, 10/01/09 (a)(c)(d)	9,865	9,865
RB (Culinary Institute of America)
Series 2004C
0.33%, 10/01/09 (a)(b)	3,000	3,000
RB (Culinary Institute of America)
Series 2004D
0.33%, 10/01/09 (a)(b)	3,075	3,075
RB (Culinary Institute of America)
Series 2006
0.33%, 10/01/09 (a)(b)	2,775	2,775
RB (D’Youville College)
Series 2008
1.30%, 10/01/09 (a)(b)	5,340	5,340
RB (Long Island Univ)
Series 2006A1
0.70%, 10/01/09 (a)(b)	7,000	7,000
RB (Mental Health Services Facilities Improvement)
Series 2003D1
0.75%, 02/15/10	1,010	1,026
1.05%, 02/15/10	1,070	1,086
1.35%, 02/15/10	150	152
RB (Mental Health Services Facilities Improvement)
Series 2005D1
0.60%, 02/15/10	1,710	1,738
RB (New York Univ)
Series 2001-2
0.36%, 10/01/09 (a)(c)(d)	3,450	3,450
RB (Park Ridge Hospital)
Series 2005
0.37%, 10/01/09 (a)(b)	930	930
RB (Pratt Institute)
Series 2009A

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.30%, 10/01/09 (a)(b)	10,775	10,775
State Personal Income Tax RB
Series 2005D
0.70%, 03/15/10	2,435	2,482
State Personal Income Tax RB
Series 2005F
0.31%, 10/01/09 (a)(c)(d)	5,130	5,130
State Personal Income Tax RB
Series 2006C
0.36%, 10/01/09 (a)(c)(d)(f)	14,000	14,000
State Personal Income Tax RB
Series 2008A
0.61%, 12/15/09	1,000	1,009
State Personal Income Tax RB
Series 2008B
0.31%, 10/01/09 (a)(c)(d)	4,505	4,505
State Personal Income Tax RB
Series 2009A
0.31%, 10/01/09 (a)(c)(d)	2,700	2,700
0.65%, 03/15/10	7,925	7,974
0.65%, 03/15/10	7,645	7,692
State Personal Income Tax Refunding RB
Series 2005B
1.28%, 10/01/09 (a)(c)(d)	8,980	8,980
State Univ Educational Facilities RB
Series 2000
0.52%, 05/15/10 (b)	2,050	2,140
0.52%, 05/15/10 (b)	10,000	10,438
0.56%, 05/15/10 (b)	400	417
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison)
Series 2005A3
0.30%, 10/07/09 (a)(b)	3,000	3,000
Pollution Control Refunding RB (New York State Electric & Gas Corp)
Series 1994B
0.30%, 10/07/09 (a)(b)	13,000	13,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB
Series 2002B
0.36%, 10/01/09 (a)(c)(d)	24,750	24,750
State Clean Water & Drinking Water Revolving Funds RB
Series 2009A
0.31%, 10/01/09 (a)(c)(d)	1,995	1,995
0.31%, 10/01/09 (a)(c)(d)	4,425	4,425
0.31%, 10/01/09 (a)(c)(d)	13,180	13,180
New York State HFA
Housing RB (505 West 37th St)
Series 2009A
0.25%, 10/07/09 (a)(b)	42,400	42,400
Housing RB (College Arms Apts)
Series 2008A
0.25%, 10/07/09 (a)(b)	3,795	3,795
Housing RB (North End Ave)
Series 2004A
0.23%, 10/07/09 (a)(b)	50	50
Housing RB (Tribeca Green)
Series 2003A
0.25%, 10/07/09 (a)(b)	26,925	26,925
Service Contract Refunding RB
Series 2003B
0.27%, 10/07/09 (a)(b)	5,200	5,200

4

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Service Contract Refunding RB
Series 2003I
0.32%, 10/07/09 (a)(b)	5,000	5,000
Service Contract Refunding RB
Series 2003L
0.28%, 10/07/09 (a)(b)	37,500	37,500
Service Contract Refunding RB
Series 2003M1
0.28%, 10/07/09 (a)(b)	7,000	7,000
Service Contract Refunding RB
Series 2003M2
0.34%, 10/07/09 (a)(b)	4,200	4,200
State Personal Income Tax RB
Series 2005C
0.30%, 10/07/09 (a)(c)	34,730	34,730
New York State Local Assistance Corp
Bonds
Series 1995C
0.30%, 10/07/09 (a)(b)	24,389	24,389
Sr Lien Refunding Bonds
Series 2007A
0.68%, 04/01/10	10,000	10,214
Sr Lien Refunding Bonds
Series 2008BBV2
0.35%, 10/07/09 (a)(c)	58,950	58,950
New York State Mortgage Agency
Homeowner Mortgage RB Series 159
0.29%, 10/07/09 (a)(c)	27,800	27,800
New York State Power Auth
CP
Series 1
0.40%, 10/06/09	4,000	4,000
0.60%, 10/26/09	8,000	8,000
1.00%, 11/04/09	25,225	25,225
CP
Series 2
0.40%, 10/09/09	2,000	2,000
0.80%, 10/15/09	2,000	2,000
0.55%, 10/29/09	17,000	17,000
0.58%, 10/30/09	23,105	23,105
0.85%, 11/06/09	26,935	26,935
0.75%, 11/13/09	11,500	11,500
RB
Series 2007A
0.42%, 10/01/09 (a)(c)(d)	1,900	1,900
Tender Notes
Series 1985
0.40%, 03/01/10	8,000	8,000
New York State Thruway Auth
General RB
Series G
0.45%, 10/01/09 (a)(b)(c)(d)	3,950	3,950
General RB
Series H
0.28%, 10/01/09 (a)(b)(c)(d)	17,670	17,670
New York State Tobacco Settlement Financing Corp
Asset-Backed RB
Series 2003A1C
0.45%, 10/01/09 (a)(b)(c)(d)	4,795	4,795
Asset-Backed RB

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2003B1
0.63%, 06/01/10	225	232
1.20%, 06/01/10	1,990	2,040
Asset-Backed RB
Series 2008A
1.15%, 06/01/10	1,500	1,538
Asset-Backed RB
Series 2008B
1.20%, 06/01/10	17,570	18,009
New York State Urban Development Corp
Correctional Capital Facilities Refunding RB
Series 1993A
1.00%, 01/01/10	3,000	3,041
Service Contract Refunding RB
Series 2005B
0.55%, 01/01/10	500	504
Service Contract Refunding RB
Series 2008A4
0.35%, 10/01/09 (a)(b)(c)	14,000	14,000
State Facilities Refunding RB
Series 1995
0.72%, 04/01/10	2,500	2,562
State Personal Income Tax RB
Series 2005B
0.43%, 10/01/09 (a)(c)(d)	9,195	9,195
State Personal Income Tax RB
Series 2008A1
1.04%, 12/15/09	4,000	4,032
State Personal Income Tax RB
Series 2009A1
0.31%, 10/01/09 (a)(c)(d)	4,995	4,995
0.36%, 10/01/09 (a)(c)(d)	2,540	2,540
State Personal Income Tax RB
Series 2009B1
0.62%, 03/15/10	1,000	1,015
0.65%, 03/15/10	14,000	14,209
0.65%, 03/15/10	10,000	10,149
Niagra Falls Bridge Commission
Toll Bridge System RB Series 1993A
0.35%, 10/07/09 (a)(b)(c)	4,000	4,000
Oceanside Union Free SD
TAN 2009-2010
0.45%, 06/23/10	16,000	16,179
Otsego Cnty IDA
RB (Mary Imogene Bassett Hospital) Series 2007A
1.30%, 10/01/09 (a)(b)	8,750	8,750
Oyster Bay
BAN
Series 2009A
0.47%, 03/12/10	5,000	5,012
0.55%, 03/12/10	15,000	15,030
BAN
Series 2009B
0.44%, 09/17/10	10,031	10,156
Plainview-Old Bethpage Central SD
TAN 2009-2010 Taxes
0.54%, 06/30/10	9,500	9,586
Port Auth of New York & New Jersey
Consolidated Bonds 140th

5

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series
0.28%, 10/01/09 (a)(b)(c)(d)	8,500	8,500
Consolidated Bonds 144th
Series
0.31%, 10/01/09 (a)(c)(d)	1,695	1,695
Consolidated Bonds 148th
Series
0.35%, 10/01/09 (a)(c)(d)	29,000	29,000
0.38%, 10/01/09 (a)(c)(d)	36,350	36,350
0.38%, 10/01/09 (a)(c)(d)	8,230	8,230
CP
Series B
0.85%, 10/08/09	1,505	1,505
0.55%, 10/09/09	5,000	5,000
0.56%, 10/09/09	14,495	14,495
0.65%, 11/09/09	11,790	11,790
0.50%, 12/01/09	10,050	10,050
0.55%, 12/03/09	10,240	10,240
0.65%, 01/07/10	8,265	8,265
Putnam Cnty
2008 TAN
1.35%, 10/29/09	15,000	15,019
Sales Tax Asset Receivable Corp
RB Fiscal 2005
Series A
0.48%, 10/01/09 (a)(c)(d)	8,815	8,815
Saratoga Cnty
BAN 2009
0.42%, 07/21/10	18,700	18,936
St. Lawrence Cnty IDA
Civic Facility Refunding RB (Claxton-Hepburn Medical Center) Series 2006
2.15%, 10/01/09 (a)(b)	3,710	3,710
Syosset Central SD
TAN 2009-2010
0.40%, 06/25/10	9,000	9,105
0.42%, 06/25/10	9,000	9,103
Syracuse IDA
Civic Facility RB (Crouse Health Hospital)
Series 2007A
1.90%, 10/07/09 (a)(b)	10,000	10,000
Civic Facility Refunding RB (Crouse Health Hospital)
Series 2003A
1.90%, 10/07/09 (a)(b)	8,075	8,075
Triborough Bridge & Tunnel Auth
General Purpose RB
Series 2001A
0.36%, 10/01/09 (a)(c)(d)	9,900	9,900
General RB
Series 2003B
0.30%, 10/07/09 (a)(c)	8,000	8,000
General RB
Series 2009A1
0.55%, 01/20/10	4,500	4,520
0.65%, 01/20/10	20,000	20,082
General RB
Series 2009A2
0.31%, 10/01/09 (a)(c)(d)	3,330	3,330
General Refunding RB
Series 2002B
0.36%, 10/01/09 (a)(c)(d)	2,395	2,395
General Refunding RB

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2005B3
0.40%, 10/01/09 (a)(c)	11,375	11,375
Sub RB
Series 2008D
0.31%, 10/01/09 (a)(c)(d)	4,995	4,995
1.83%, 11/15/09	5,000	5,013
Sub Refunding RB
Series 2002E
0.42%, 10/01/09 (a)(c)(d)	10,660	10,660
0.50%, 10/01/09 (a)(c)(d)	34,425	34,425
0.28%, 10/07/09 (a)(c)(d)	16,280	16,280
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2008A
0.40%, 10/01/09 (a)(b)	3,040	3,040
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2008B
0.32%, 10/01/09 (a)(b)	16,800	16,800
Ulster Cnty IDA
Civic Facility RB (Kingston Regional Sr Living Corp) Series 2007C
0.30%, 10/01/09 (a)(b)	8,940	8,940
Village of East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008
0.37%, 10/01/09 (a)(b)	9,375	9,375
William Floyd Union Free SD
TAN 2009-2010
0.50%, 06/30/10	35,000	35,456

		2,682,003

Puerto Rico 2.0%

Puerto Rico
Public Improvement Refunding Bonds
Series 2007A9
0.24%, 10/01/09 (a)(b)	5,790	5,790
Public Improvement Refunding Bonds
Series 2008B
0.26%, 10/01/09 (a)(b)	15,900	15,900
Puerto Rico Electric Power Auth
Power Refunding RB Series UU
0.33%, 10/01/09 (a)(b)(c)(d)	1,930	1,930
Puerto Rico Highway & Transportation Auth
Transportation RB Series A
0.40%, 10/07/09 (a)(b)	9,200	9,200
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A
0.38%, 10/01/09 (a)(b)(c)(d)	21,660	21,660

		54,480

Total Municipal Securities (Cost $2,736,483)		2,736,483

End of Investments.
(All dollar amounts are x 1,000)

6

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
At 09/30/09, the tax basis cost of the fund’s investments was $2,736,483.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $957,194 or 34.9% of net assets.

(e)	Delayed-delivery security.

(f)	All or a portion of this security is held as collateral for delayed-delivery securities.
BAN — Bond anticipation note
CP — Commercial paper
GO — General obligation
HFA — Housing finance agency/authority
IDA — Industrial development agency/authority
IDRB — Industrial development revenue bond
M/F — Multi-family
RAN — Revenue anticipation note
RB — Revenue bond
SD — School district
TAN — Tax anticipation note
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market

7

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities — (a)	$—	$2,736,483	$—	$2,736,483

Total	$—	$2,736,483	$—	$2,736,483

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47706SEP09 — 00

8

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Municipal Securities	504,239	504,239

98.9%	Total Investments	504,239	504,239
1.1%	Other Assets and Liabilities, Net		5,609

100.0%	Net Assets		509,848

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 98.9% of net assets

Pennsylvania 95.2%

Abington SD
GO Bonds Series 2007
0.30%, 10/01/09 (a)(b)(c)(d)	7,425	7,425
Adams Cnty IDA
RB (Brethren Home Community) Series 2007
0.43%, 10/01/09 (a)(b)	2,325	2,325
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2005B
0.55%, 04/15/10 (e)	6,620	6,620
RB (Univ of Pittsburgh Medical Center)
Series 2006A
0.48%, 10/01/09 (a)(c)(d)	17,800	17,800
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
0.40%, 10/01/09 (a)(b)(c)(d)	9,640	9,640
Butler Cnty IDA
RB (Armco)
Series 1996A
0.46%, 10/01/09 (a)(b)	6,650	6,650
RB (Butler Cnty Family YMCA)
series 2005
0.36%, 10/01/09 (a)(b)	8,945	8,945
Commonwealth Financing Auth
RB Series 2006A
0.43%, 10/01/09 (a)(c)(d)	9,850	9,850
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries)
Series 2007B
0.39%, 10/01/09 (a)(b)	8,405	8,405

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Presbyterian Homes)
Series 2008C
0.45%, 10/01/09 (a)(b)	7,840	7,840
Delaware River Joint Toll Bridge Commission
Bridge System RB Series 2007B1
0.40%, 10/01/09 (a)(b)	4,200	4,200
Delaware River Port Auth
Refunding RB
Series 2008A
0.28%, 10/01/09 (a)(b)	7,800	7,800
Refunding RB
Series 2008B
0.32%, 10/01/09 (a)(b)	3,745	3,745
Emmaus General Auth
Local Government RB (Pennridge SD) Series 1989F22
0.30%, 10/07/09 (a)(b)	8,500	8,500
Erie City Water Auth
Water RB Series 2006A
0.58%, 06/01/10 (b)	9,500	9,579
Harrisburg Auth
Water Refunding RB Series 2002B
0.85%, 10/01/09 (a)(b)(c)	3,515	3,515
Indiana Cnty IDA
Pollution Control Refunding RB (New York State Electric & Gas) Series 2006
0.37%, 10/07/09 (a)(b)	1,100	1,100
Lackawanna Cnty
GO Notes Series 2008B
1.10%, 10/01/09 (a)(b)(c)	8,235	8,235
Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2002
0.45%, 10/02/09 (a)(b)	4,850	4,850
Lancaster IDA
RB (Willow Valley Retirement Communities) Series 2009C
0.29%, 10/01/09 (a)(b)	2,460	2,460
Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2004A
0.46%, 10/01/09 (a)(b)(c)(d)	5,000	5,000
Montgomery Cnty Higher Education & Health Auth
RB (Philadelphia Geriatric Center)
Series 1999A
0.60%, 12/01/09 (b)	2,500	2,577
1.05%, 12/01/09 (b)	3,125	3,220
Montgomery Cnty IDA
Environmental Facilities RB (Lonza)
Series 2000
0.57%, 10/01/09 (a)(b)	7,000	7,000
Pollution Control Refunding RB (Peco Energy)
Series 1994A
0.44%, 11/05/09 (b)	13,340	13,340
0.43%, 02/05/10 (b)	12,100	12,100

1

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Pollution Control Refunding RB (Peco Energy)
Series 1996A
0.44%, 11/05/09 (b)	10,000	10,000
Northhampton Cnty
RB (Binney & Smith) Series 1997A
0.60%, 10/07/09 (a)(b)	7,500	7,500
Pennsylvania
GO Bonds First
Series 2003
0.52%, 01/01/10	1,000	1,011
GO Refunding Bonds Second
Series 2002
1.76%, 10/01/09	2,395	2,395
Pennsylvania Economic Development Financing Auth
Exempt Facilities RB (Shippingport)
Series 2005A
0.33%, 10/07/09 (a)(b)(g)	11,000	11,000
Exempt Facilities Refunding RB (PPL Energy Supply)
Series 2009A
0.90%, 12/10/09 (b)	3,500	3,500
Exempt Facilities Refunding RB (PPL Energy Supply)
Series 2009B
1.25%, 10/01/09 (b)	6,500	6,500
RB (Lithographers Real Estate)
Series 2008B1
0.46%, 10/01/09 (a)(b)	4,200	4,200
Pennsylvania Energy Development Auth
RB (B&W Ebensburg) Series 1986
0.36%, 10/07/09 (a)(b)	2,970	2,970
Pennsylvania HFA
Rental Housing Refunding Bonds
Series 2008A
0.35%, 10/07/09 (a)(c)	9,565	9,565
Rental Housing Refunding Bonds
Series 2008B
0.35%, 10/07/09 (a)(c)	7,685	7,685
Rental Housing Refunding Bonds
Series 2008C
0.35%, 10/07/09 (a)(c)	1,530	1,530
S/F Mortgage RB
Series 1996-47
1.39%, 10/01/09	1,165	1,165
S/F Mortgage RB
Series 1997-61A
0.44%, 10/01/09 (a)(c)(d)	6,885	6,885
S/F Mortgage RB
Series 2003-97A
0.51%, 10/01/09 (a)(c)(d)	770	770
S/F Mortgage RB
Series 2004-77B
0.45%, 10/07/09 (a)(c)	9,000	9,000
S/F Mortgage RB
Series 2004-82B
0.30%, 10/07/09 (a)(c)	6,505	6,505
S/F Mortgage RB
Series 2004-83B
0.45%, 10/07/09 (a)(c)	1,775	1,775

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

S/F Mortgage RB
Series 2004-83C
0.45%, 10/07/09 (a)(c)	8,650	8,650
S/F Mortgage RB
Series 2005-88C
0.30%, 10/07/09 (a)(c)(g)	15,080	15,080
S/F Mortgage RB
Series 2005-90C
0.45%, 10/07/09 (a)(c)	10,000	10,000
S/F Mortgage RB
Series 2006-95A
0.44%, 10/01/09 (a)(c)(d)	2,500	2,500
S/F Mortgage RB
Series 2006-96A
0.44%, 10/01/09 (a)(c)(d)	2,980	2,980
S/F Mortgage RB
Series 2007-100A
0.55%, 10/01/09 (a)(c)(d)	7,825	7,825
S/F Mortgage RB
Series 2007-100C
0.40%, 10/07/09 (a)(c)	3,250	3,250
S/F Mortgage RB
Series 2007-99A
0.42%, 10/01/09 (a)(c)(d)	4,680	4,680
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Independent Colleges & Univs)
Series 2004M3
0.48%, 10/01/09 (a)(b)	3,900	3,900
RB (Bryn Mawr College)
Series 2009
0.75%, 02/10/10	7,500	7,500
RB (Univ of Pennsylvania Health System)
Series 2008A
0.25%, 10/07/09 (a)(b)	9,500	9,500
RB (Univ of Scranton)
Series 2002K1
2.65%, 11/01/09 (b)	1,675	1,675
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB
Series 2005B
0.35%, 10/01/09 (a)(b)(c)	2,100	2,100
Sub RB
Series 2008A1
0.75%, 10/01/09 (a)(b)(c)(d)	4,330	4,330
Turnpike RB
Series 2004A
0.38%, 10/01/09 (a)(b)(c)(d)	7,300	7,300
Turnpike RB
Series 2008B6
0.35%, 10/01/09 (a)(b)	12,000	12,000
Pennsylvania State Univ
Bonds
Series 2007A
0.34%, 10/01/09 (a)(b)(c)(d)	3,570	3,570
Refunding Bonds
Series 2009B
0.46%, 06/01/10	7,500	7,552
Philadelphia
Airport RB
Series 2007A
0.37%, 10/01/09 (a)(b)(c)(d)	14,700	14,700

2

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Airport Refunding RB
Series 2007B
0.37%, 10/01/09 (a)(b)(c)(d)	2,855	2,855
Water & Wastewater RB
Series 1997B
0.34%, 10/07/09 (a)(b)	10,000	10,000
Water & Wastewater Refunding RB
Series 2005B
0.30%, 10/07/09 (a)(b)	3,000	3,000
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center) Series 2007B
0.40%, 10/01/09 (a)(b)(c)(d)	10,000	10,000
Philadelphia Municipal Auth
Lease RB Series 2009
0.32%, 10/01/09 (a)(b)(c)(d)	5,525	5,525
Philadelphia SD
GO Refunding Bonds
Series 2008A1
0.31%, 10/01/09 (a)(b)	2,100	2,100
TRAN
Series 2009-2010
0.72%, 06/30/10	10,000	10,132
Pittsburgh SD
GO BAN Series 2008
2.00%, 11/02/09	10,000	10,013
Univ of Pittsburgh
Univ Capital Project & Refunding Bonds
Series 2005C
0.35%, 10/07/09	10,000	10,000
Univ Capital Project & Refunding Bonds
Series 2007B
0.40%, 11/04/09	4,655	4,655
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2007A
1.25%, 07/01/10 (b)	4,200	4,200
Westmoreland Cnty IDA
IDRB (White Consolidated Industries) Series 1982
0.66%, 12/01/09 (b)	6,890	6,890

		485,139

Puerto Rico 3.7%

Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.40%, 10/07/09 (a)(b)	5,100	5,100
Transportation Refunding RB
Series N
0.45%, 10/01/09 (a)(b)(c)(d)	5,000	5,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A
0.38%, 10/01/09 (a)(b)(c)(d)(f)	9,000	9,000

		19,100

Total Municipal Securities (Cost $504,239)		504,239

End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $504,239.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $137,635 or 27.0% of net assets.

(e)	Illiquid security. At the period end, the value of this amounted to $6,620 or 1.3% of net assets.

(f)	Delayed-delivery security.

(g)	All or a portion of this security is held as collateral for delayed-delivery securities.
BAN — Bond anticipation note
GO — General obligation
HFA — Housing finance agency/authority
IDA — Industrial development agency/authority
IDRB — Industrial development revenue bond
RB — Revenue bond
SD — School district
S/F — Single-family
TRAN — Tax and revenue anticipation note

3

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities — (a)	$—	$504,239	$—	$504,239

Total	$—	$504,239	$—	$504,239

*	The funds had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47709SEP09 — 00

4

The Charles Schwab Family of Funds
Schwab California AMT Tax-Free Money Fund™
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.6%	Municipal Securities	465,451	465,451

99.6%	Total Investments	465,451	465,451
0.4%	Other Assets and Liabilities, Net		1,938

100.0%	Net Assets		467,389

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.6% of net assets

California 99.2%

Assoc of Bay Area Governments
RB (899 Charleston)
Series 2007
0.35%, 10/01/09 (a)(b)	100	100
RB (Branson School)
Series 2008
0.47%, 10/01/09 (a)(b)	8,000	8,000
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2006 & 2008F1
0.30%, 10/01/09 (a)(c)(d)	4,265	4,265
San Francisco Bay Area Toll Bridge RB
Series 2006F
0.75%, 04/01/10	250	255
0.80%, 04/01/10	175	178
0.85%, 04/01/10	380	387
1.00%, 04/01/10	3,700	3,774
San Francisco Bay Area Toll Bridge RB
Series 2006F & 2007F
0.30%, 10/01/09 (a)(c)(d)	2,830	2,830
San Francisco Bay Area Toll Bridge RB
Series 2007F & 2008F1
0.30%, 10/01/09 (a)(c)(d)	4,400	4,400
San Francisco Bay Area Toll Bridge RB
Series 2009F1
0.34%, 10/01/09 (a)(c)(d)	2,035	2,035
0.36%, 10/01/09 (a)(c)(d)	2,000	2,000
Berkeley
TRAN 2008-2009
2.25%, 10/29/09	5,000	5,006
Calaveras Cnty
TRAN 2009-2010
1.11%, 07/14/10	2,000	2,014

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

California
Economic Recovery Bonds
Series 2004C15
0.70%, 10/07/09 (a)(b)(c)	7,000	7,000
Economic Recovery Bonds
Series 2004C16
0.70%, 10/07/09 (a)(b)(c)	10,285	10,285
GO Bonds
0.80%, 03/01/10 (b)	5,000	5,147
GO Bonds
Series 2000
0.52%, 05/01/10 (b)	2,530	2,630
GO Bonds
Series 2003C3
0.30%, 10/01/09 (a)(b)	700	700
GO Refunding Bonds
0.40%, 10/01/09 (a)(b)(c)(d)	4,995	4,995
GO Refunding Bonds
Series 2007
0.32%, 10/01/09 (a)(b)(c)(d)	3,118	3,118
California Dept of Water Resources
Power Supply RB
Series 2002A
0.50%, 05/01/10	7,770	7,995
Power Supply RB
Series 2002C1
0.35%, 10/01/09 (a)(b)	1,300	1,300
Power Supply RB
Series 2002C10
0.28%, 10/01/09 (a)(b)	3,400	3,400
Water System RB (Central Valley)
Series W
0.55%, 12/01/09	250	252
1.04%, 12/01/09	1,495	1,506
1.10%, 12/01/09	1,745	1,758
California Educational Facilities Auth
RB (Univ of Southern California)
Series 2007A
0.36%, 10/01/09 (a)(c)(d)	1,300	1,300
RB (Univ of Southern California)
Series 2009A
0.30%, 10/01/09 (a)(c)(d)	2,220	2,220
California Health Facilities Financing Auth
RB (Providence Health Services)
Series 2008C
0.30%, 10/01/09 (a)(c)(d)	5,020	5,020
RB (Scripps Health)
Series 2008C
0.24%, 10/07/09 (a)(b)	3,375	3,375
RB (Scripps Health)
Series 2008D
0.28%, 10/07/09 (a)(b)	950	950
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program)
Series 2008
0.47%, 10/01/09 (a)(b)	3,630	3,630
RB (Bay Area Toll Bridges Seismic Retrofit)
Series 2003A
1.27%, 10/01/09 (a)(b)(c)(d)	7,170	7,170

1

Schwab California AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Casa Loma College)
Series 2009
0.65%, 10/01/09 (a)(b)	2,000	2,000
California Municipal Finance Auth
RB (Turning Point School) Series 2009
0.33%, 10/01/09 (a)(b)	4,575	4,575
California Public Works Board
Lease RB (Univ of California) Series 2009E
0.35%, 10/01/09 (a)(c)(d)	5,290	5,290
California School Cash Reserve Program Auth
Sub Bonds 2009-2010 Series A
0.53%, 07/01/10 (b)	2,000	2,029
California Statewide Communities Development Auth
M/F Housing Refunding RB (Corporate Fund for Housing/Five Seasons Multiple Facilities)
Series 1999A
0.77%, 12/01/09 (b)	915	951
0.84%, 12/01/09 (b)	200	208
1.28%, 12/01/09 (b)	350	364
M/F Housing Refunding RB (Irvine Apt Communities)
Series 2008C2 & 2008C3
0.50%, 10/01/09 (a)(b)(c)(d)	2,000	2,000
RB (Center for Early Education)
Series 2001
0.47%, 10/01/09 (a)(b)	3,000	3,000
RB (Kaiser Permanente)
Series 2004E
2.40%, 04/01/10	500	504
2.10%, 04/01/10	2,200	2,218
RB (Kaiser Permanente)
Series 2004K
0.42%, 02/24/10	3,000	3,000
RB (Kaiser Permanente)
Series 2006D
0.43%, 11/20/09	5,000	5,000
0.40%, 11/23/09	3,000	3,000
RB (Kaiser Permanente)
Series 2008B
0.40%, 11/23/09	6,500	6,500
0.40%, 03/11/10	5,000	5,000
RB (St. Joseph Health System)
Series 2007F
1.00%, 07/01/10	3,850	3,936
TRAN Program Note Participations (Riverside Cnty)
Series 2009A4
0.85%, 06/30/10	3,000	3,025
Chaffey Community College District
GO Bonds Series 2005B
0.50%, 10/01/09 (a)(c)(d)	6,600	6,600
Coast Community College District
GO Bonds Series 2006C
0.32%, 10/01/09 (a)(c)(d)	4,845	4,845
Contra Costa Water District
CP Notes Series A
0.38%, 10/06/09 (c)	3,000	3,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center) Series 2002A
0.40%, 10/07/09 (a)(b)	1,430	1,430
East Bay Municipal Utility District
Extendible CP (Wastewater Series) Notes
0.45%, 12/04/09	3,600	3,600
Extendible CP (Water Series) Notes
0.30%, 10/19/09	5,500	5,500
0.40%, 11/05/09	3,700	3,700
0.35%, 11/10/09	2,500	2,500
Water System Sub RB
Series 2005A
0.36%, 10/01/09 (a)(c)(d)	3,800	3,800
Water System Sub Refunding RB
Series 2008A1
0.25%, 10/07/09 (a)(c)	1,000	1,000
Water System Sub Refunding RB
Series 2008A3
0.40%, 10/07/09 (a)(c)	750	750
Water System Sub Refunding RB
Series 2009A1
0.40%, 10/01/09 (a)	4,920	4,920
Water System Sub Refunding RB
Series 2009A2
0.40%, 10/01/09 (a)	5,490	5,490
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2003B
0.54%, 06/01/10 (b)	1,055	1,088
0.72%, 06/01/10 (b)	1,000	1,031
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2005A
0.60%, 10/01/09 (a)(b)(c)(d)	5,000	5,000
Grossmont Union High SD
GO Bonds Series 2006
0.32%, 10/01/09 (a)(c)(d)	4,833	4,833
Hayward
M/F Housing RB (Shorewood Apts) Series 1984A
0.40%, 10/01/09 (a)(b)	280	280
Irvine
Lease RB (Capital Improvement) Series 1985
0.35%, 10/01/09 (a)(b)	495	495
Irvine Ranch Water District
Consolidated Bonds Series 2009A
0.28%, 10/01/09 (a)(b)	4,155	4,155
Loma Linda
RB (Loma Linda Univ Medical Center) Series 2007B1
0.30%, 10/01/09 (a)(b)	8,800	8,800
Los Angeles
Wastewater System Refunding RB Series 2002A
3.00%, 10/01/09 (a)(c)(d)	800	800

2

Schwab California AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Los Angeles Cnty
TRAN 2009-2010 Series A
0.80%, 06/30/10	2,000	2,025
Los Angeles Community College District
GO Bonds Series 2008F1
0.30%, 10/01/09 (a)(c)(d)	6,000	6,000
Los Angeles Dept of Water & Power
Power System RB
Series 2001B1
0.30%, 10/01/09 (a)(c)	1,000	1,000
Power System RB
Series 2001B2
0.30%, 10/01/09 (a)(c)	1,550	1,550
Power System RB
Series 2001B3
0.30%, 10/01/09 (a)(c)	500	500
Power System RB
Series 2002 A8
0.32%, 10/01/09 (a)(c)	1,070	1,070
Power System RB
Series 2002A6
0.32%, 10/01/09 (a)(c)	3,000	3,000
Power System Revenue CP Notes
0.39%, 12/10/09 (c)	7,000	7,000
Water System RB
Series 2006A2
0.38%, 10/01/09 (a)(c)(d)	5,000	5,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP
Series A1
0.40%, 12/01/09 (b)	6,735	6,735
0.40%, 12/10/09 (b)	9,000	9,000
0.38%, 03/10/10 (b)	9,000	9,000
Los Angeles USD
GO Bonds
Series 2009D & GO Bonds Series 2009I
0.36%, 10/01/09 (a)(c)(d)	4,000	4,000
GO Bonds
Series 2009I
0.30%, 10/01/09 (a)(c)(d)	5,000	5,000
Refunding COP
Series 2008B
0.25%, 10/07/09 (a)(b)	385	385
TRAN 2009-2010
Series A
0.62%, 08/12/10	2,000	2,024
Modesto
Water Refunding Revenue COP Series 2008A
0.29%, 10/01/09 (a)(b)(c)(d)	2,300	2,300
Murrieta Valley USD
COP 2009
0.86%, 05/03/10 (b)	3,000	3,019
Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian) Series 2008E
0.28%, 10/07/09 (a)(b)	1,650	1,650

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Newport-Mesa USD
GO Bonds Series 2007
0.32%, 10/01/09 (a)(c)(d)	2,745	2,745
Orange Cnty
Airport RB
Series 2009B
1.10%, 07/01/10	1,000	1,014
Apt Development Refunding RB (Villas Aliento)
Series 1998E
0.27%, 10/01/09 (a)(b)	1,000	1,000
Orange Cnty Sanitation District
COP
Series 2007B
0.38%, 10/01/09 (a)(c)(d)	3,985	3,985
Refunding COP
Series 2008C
0.98%, 12/10/09	3,000	3,009
Oxnard Financing Auth
Water Revenue Project Bonds Series 2006
0.60%, 02/11/10 (b)(c)(d)	2,995	2,995
Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007
0.65%, 12/10/09 (b)(c)(d)	3,000	3,000
Richmond
Wastewater Refunding RB Series 2008A
0.40%, 10/01/09 (a)(b)	3,000	3,000
Riverside
Electric RB
Series 2008D
0.30%, 10/01/09 (a)(c)(d)	1,450	1,450
0.45%, 10/01/09 (a)(c)(d)	2,110	2,110
Riverside Cnty
COP Type One Series B
0.25%, 10/07/09 (a)(b)	1,710	1,710
Roseville Joint Union High SD
GO Bonds Series C
0.32%, 10/01/09 (a)(c)(d)	2,385	2,385
Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2007B
0.32%, 10/01/09 (a)(c)(d)	9,800	9,800
Sacramento Transportation Auth
Revenue Notes (Measure A Sales Tax)
Series 2007A
0.45%, 10/01/09	3,000	3,000
0.50%, 10/01/09	300	300
0.60%, 10/01/09	1,500	1,500
0.66%, 10/01/09	2,000	2,000
San Bernardino Cnty
TRAN 2009-2010 Series A
0.40%, 06/30/10	1,000	1,012

3

Schwab California AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Diego Cnty Regional Airport Auth
Sub Revenue CP Notes Series A&B
0.42%, 12/02/09 (b)	1,000	1,000
San Diego Cnty Water Auth
CP
Series 2006-2
0.40%, 10/06/09 (c)	1,000	1,000
0.30%, 10/28/09 (c)	7,500	7,500
CP
Series 2006-3
0.65%, 10/01/09 (c)	10,000	10,000
Water Revenue COP
Series 2008A
0.40%, 10/01/09 (a)(c)(d)	5,240	5,240
San Francisco
GO Bonds
Series 2009A
0.30%, 10/01/09 (a)(c)(d)	3,000	3,000
GO Refunding Bonds
Series 2008R1
0.55%, 06/15/10	1,700	1,753
San Francisco Airport Commission
Sub CP Notes Series B
0.30%, 10/06/09 (b)	2,720	2,720
San Francisco Public Utilities Commission
Wastewater CP
0.38%, 10/08/09 (b)	2,000	2,000
Water CP
0.45%, 10/30/09 (b)	5,000	5,000
San Francisco USD
2008 TRAN
0.98%, 11/25/09	2,500	2,508
San Jose Financing Auth
Refunding Lease RB (Civic Center) Series 2008A
0.25%, 10/01/09 (a)(b)	2,800	2,800
San Mateo Cnty Community College District
GO Bonds Series 2006B
0.32%, 10/01/09 (a)(c)(d)	4,235	4,235
San Mateo Joint Powers Financing Auth
Lease RB (Public Safety) Series 2007A
0.35%, 10/01/09 (a)(b)	2,650	2,650
Santa Clara Valley Transportation Auth
Refunding RB (Measure A Sales Tax) Series 2008B
0.27%, 10/01/09 (a)(c)	200	200
Simi Valley USD
GO Bonds Series 2007C
0.32%, 10/01/09 (a)(b)(c)(d)	3,440	3,440
South Coast Local Education Agencies
Pooled TRAN Series 2009A
0.49%, 09/29/10	2,000	2,030
Southern California Metropolitan Water District
Water Refunding RB
Series 2004C

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.30%, 10/01/09 (a)(c)	165	165
Water Refunding RB
Series 2009A2
0.45%, 10/01/09 (a)	5,180	5,180
Water Refunding RB
Series 2009B
0.30%, 10/01/09 (a)(c)(d)	3,500	3,500
Southern California Public Power Auth
Revenue Notes (Canyon Power)
Series 2008A
1.00%, 12/02/09	5,000	5,013
Sub Refunding RB (Palo Verde)
Series 2008A
0.22%, 10/07/09 (a)(b)	975	975
Sub Refunding RB (Transmission Project)
Series 1991
0.45%, 10/07/09 (a)(b)	3,200	3,200
Sunnyvale
Refunding COP (Government Center Site Acquisition) Series 2009A
0.32%, 10/01/09 (a)(b)	5,865	5,865
Univ of California
CP Notes
Series A
0.35%, 11/05/09	6,000	6,000
General RB
Series 2007J
0.36%, 10/01/09 (a)(c)(d)	3,045	3,045
0.45%, 10/29/09 (c)(d)	7,665	7,665
Ventura Cnty
TRAN 2009-2010
0.37%, 07/01/10	2,000	2,032
Victor Valley Community College District
GO Bonds Series C
0.30%, 10/01/09 (a)(c)(d)	3,285	3,285
West Contra Costa USD
GO Bonds Series C
0.32%, 10/01/09 (a)(b)(c)(d)	1,500	1,500
West Hills Community College District
COP (2008 Refunding)
0.35%, 10/07/09 (a)(b)	4,325	4,325
William S. Hart Union High SD
GO Bonds Series A
0.65%, 02/24/10 (b)(c)(d)	3,500	3,500

		463,811

Puerto Rico 0.4%

Puerto Rico Housing Finance Corp
Homeownership Mortgage RB Series 2000A
0.55%, 10/01/09 (a)(b)(c)(d)	1,640	1,640

Total Municipal Securities (Cost $465,451)		465,451

End of Investments.
(All dollar amounts are x 1,000)

4

Schwab California AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
At 09/30/09, the tax basis cost of the fund’s investments was $465,451.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $163,341 or 34.9% of net assets.
COP — Certificate of participation
CP — Commercial paper
GO — General obligation
M/F — Multi-family
RB — Revenue bond
SD — School district
TRAN — Tax and revenue anticipation note
USD — Unified school district

5

Schwab California AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities — (a)	$—	$465,451	$—	$465,451

Total	$—	$465,451	$—	$465,451

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47705SEP09 — 00

6

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money FundTM
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

80.9%	Fixed-Rate Obligations	834,028	834,028
8.0%	Variable-Rate Obligations	83,110	83,110
12.2%	Other Investments	125,416	125,416

101.1%	Total Investments	1,042,554	1,042,554
(1.1)%	Other Assets and Liabilities, Net		(11,077)

100.0%	Net Assets		1,031,477

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 80.9% of net assets

Bank Note 0.5%

Bank of America, N.A.
0.42%, 03/22/10	5,000	5,000

Certificates of Deposit 31.0%

Abbey National Treasury Services PLC
0.19%, 10/02/09 (a)	5,000	5,000
Australia & New Zealand Banking Group Ltd.
0.22%, 11/16/09	2,000	2,000
0.50%, 12/15/09	1,000	1,000
0.48%, 12/16/09	8,000	8,000
Banco Bilbao Vizcaya Argentaria S.A.
0.30%, 11/04/09	9,000	9,000
Bank of America, N.A.
0.55%, 10/16/09	2,000	2,000
0.50%, 10/23/09	8,000	8,000
0.63%, 02/08/10	8,000	8,000
0.49%, 03/04/10	10,000	10,000
Bank of Nova Scotia
0.19%, 10/02/09	4,000	4,000
0.25%, 10/09/09	1,000	1,000
0.24%, 10/13/09	5,000	5,000
0.30%, 10/26/09	4,000	4,000
0.17%, 10/29/09	1,000	1,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Bank of the West
0.30%, 12/28/09	4,000	4,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.67%, 01/11/10	5,000	5,000
0.82%, 05/12/10	4,000	4,000
Barclays Bank PLC
0.68%, 02/11/10	6,000	6,000
BNP Paribas
0.39%, 10/05/09	10,000	10,000
0.46%, 01/14/10	2,000	2,000
0.39%, 02/18/10	5,000	5,000
0.38%, 02/19/10	18,000	18,000
0.36%, 03/08/10	3,000	3,000
0.36%, 03/10/10	2,000	2,000
Citibank, N.A.
0.57%, 10/05/09	4,000	4,000
0.55%, 10/09/09	2,000	2,000
0.54%, 10/14/09	10,000	10,000
0.36%, 11/10/09	2,000	2,000
0.46%, 03/03/10	7,000	7,000
Commonwealth Bank of Australia
0.28%, 11/19/09	1,000	1,000
0.38%, 02/05/10	3,000	3,000
Credit Agricole S.A.
0.53%, 10/09/09	6,000	6,000
0.54%, 10/15/09	4,000	4,000
0.34%, 04/01/10	4,000	4,000
Deutsche Bank AG
0.36%, 11/20/09	7,000	7,000
HSBC Bank PLC
0.33%, 03/16/10	2,000	2,000
Intesa Sanpaolo
0.43%, 10/08/09	2,000	2,000
0.46%, 10/13/09	2,000	2,000
0.43%, 10/14/09	2,000	2,000
0.44%, 10/19/09	4,000	4,000
Lloyds TSB Bank PLC
0.64%, 03/09/10	3,000	3,000
Mitsubishi UFJ Trust & Banking Corp.
0.64%, 01/19/10	5,000	5,000
Mizuho Corporate Bank Ltd.
0.32%, 11/04/09	4,000	4,000
0.33%, 11/04/09	4,000	4,000
National Australia Bank Ltd.
0.50%, 12/21/09	10,000	10,000
0.50%, 01/04/10	1,000	1,000
0.52%, 01/07/10	4,000	4,000
Nordea Bank Finland PLC
0.19%, 10/13/09	5,000	5,000
Rabobank Nederland
0.55%, 09/08/10	2,000	2,000
0.52%, 09/14/10	13,000	13,000
0.52%, 09/15/10	1,000	1,000
0.56%, 10/01/10	4,000	4,000
Royal Bank of Canada
0.14%, 10/20/09	4,000	4,000
0.30%, 03/22/10	10,000	10,000

1

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Royal Bank of Scotland PLC
0.69%, 10/07/09	1,000	1,000
0.61%, 10/21/09	5,000	5,000
0.59%, 11/05/09	2,000	2,000
0.93%, 03/08/10	5,000	5,000
Societe Generale
0.38%, 11/20/09	5,000	5,000
0.51%, 06/16/10	1,000	1,000
Sumitomo Mitsui Banking Corp.
0.33%, 11/12/09	5,000	5,000
Sumitomo Trust & Banking Co.
0.42%, 11/05/09	1,000	1,000
0.63%, 06/16/10	3,000	3,000
Svenska Handelsbanken AB
0.30%, 11/03/09	5,000	5,000
0.26%, 11/24/09	3,000	3,000
Toronto Dominion Bank
1.47%, 11/12/09	3,000	3,000
0.50%, 11/23/09	3,000	3,000
1.50%, 12/11/09	3,000	3,000
0.50%, 06/15/10	5,000	5,000
Westpac Banking Corp.
0.84%, 10/15/09	1,000	1,000
0.50%, 12/14/09	6,000	6,000
0.51%, 01/04/10	4,000	4,000

		320,000

Commercial Paper & Other Corporate Obligations 34.6%

Alpine Securitization Corp.
0.20%, 10/15/09 (a)(b)(c)	8,000	7,999
0.20%, 10/19/09 (a)(b)(c)	1,000	1,000
0.30%, 10/23/09 (a)(b)(c)	1,000	1,000
Atlantis One Funding Corp.
0.85%, 10/23/09 (a)(b)(c)	3,000	2,998
0.83%, 10/27/09 (a)(b)(c)	3,000	2,998
Australia & New Zealand Banking Group Ltd.
0.38%, 02/18/10	1,000	998
CAFCO, L.L.C.
0.44%, 04/01/10 (a)(b)(c)	2,000	1,995
Cancara Asset Securitization, L.L.C.
0.55%, 10/13/09 (a)(b)(c)	8,000	7,998
0.47%, 11/03/09 (a)(b)(c)	2,000	1,999
CBA (Delaware) Finance, Inc.
0.24%, 11/30/09 (a)	4,000	3,998
0.24%, 12/04/09 (a)	9,000	8,996
Chariot Funding, L.L.C.
0.32%, 10/07/09 (a)(b)(c)	4,000	4,000
0.19%, 10/15/09 (a)(b)(c)	4,000	4,000
0.19%, 10/20/09 (a)(b)(c)	3,000	3,000
0.21%, 11/04/09 (a)(b)(c)	2,000	2,000
Ciesco L.L.C.
0.35%, 11/02/09 (a)(b)(c)	9,000	8,997
Citigroup Funding, Inc.
0.39%, 10/02/09 (a)	2,000	2,000
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.55%, 10/13/09 (b)(c)	10,000	9,998
0.52%, 10/14/09 (b)(c)	3,000	2,999
0.43%, 11/02/09 (b)(c)	1,000	1,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Danske Corp. (Danish Government Guarantee)
0.43%, 10/30/09 (a)(c)	9,000	8,997
DnB NOR Bank ASA
0.30%, 01/06/10	2,000	1,998
0.29%, 01/19/10	5,000	4,996
Enterprise Funding Corp.
0.26%, 10/09/09 (a)(b)(c)	8,000	7,999
Falcon Asset Securitization Corp.
0.20%, 10/15/09 (a)(b)(c)	5,000	5,000
0.19%, 10/23/09 (a)(b)(c)	1,000	1,000
0.19%, 10/29/09 (a)(b)(c)	6,000	5,999
Gemini Securitization Corp., L.L.C.
0.22%, 10/28/09 (a)(b)(c)	7,000	6,999
General Electric Capital Corp., (FDIC Insured)
0.40%, 10/30/09 (a)(e)	11,000	10,996
0.42%, 11/05/09 (a)(e)	10,000	9,996
General Electric Company
0.14%, 10/29/09	10,000	9,999
JPMorgan Chase Funding, Inc.
0.19%, 10/27/09 (a)	7,000	6,999
0.29%, 11/09/09 (a)	3,000	2,999
Jupiter Securitization Corp.
0.20%, 10/08/09 (a)(b)(c)	6,000	6,000
0.20%, 10/15/09 (a)(b)(c)	4,000	4,000
0.19%, 10/22/09 (a)(b)(c)	1,000	1,000
0.19%, 10/26/09 (a)(b)(c)	1,000	1,000
Kitty Hawk Funding Corp.
0.18%, 10/05/09 (a)(b)(c)	1,000	1,000
0.28%, 11/16/09 (a)(b)(c)	6,000	5,998
Manhattan Asset Funding Capital Co., L.L.C.
0.27%, 10/02/09 (a)(b)(c)	3,000	3,000
Market Street Funding Corp.
0.33%, 10/16/09 (a)(b)(c)	2,000	2,000
Nationwide Building Society
0.65%, 10/05/09	4,000	4,000
0.64%, 10/07/09	1,000	1,000
Nokia Corp.
0.18%, 10/16/09 (c)	5,000	5,000
Nordea North America, Inc.
0.19%, 10/16/09 (a)	7,000	6,999
Old Line Funding, L.L.C.
0.21%, 10/09/09 (a)(b)(c)	14,000	13,999
Park Avenue Receivables Co., L.L.C.
0.20%, 10/07/09 (a)(b)(c)	7,000	7,000
0.19%, 10/19/09 (a)(b)(c)	5,000	4,999
Ranger Funding Co., L.L.C.
0.20%, 10/15/09 (a)(b)(c)	6,000	5,999
0.20%, 10/23/09 (a)(b)(c)	1,000	1,000
0.30%, 11/17/09 (a)(b)(c)	8,000	7,997
0.24%, 12/17/09 (a)(b)(c)	2,000	1,999
Santander Central Hispano Finance (Delaware) Inc.
0.65%, 06/03/10 (a)	3,000	2,987

2

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Sheffield Receivables Corp.
0.23%, 10/01/09 (a)(b)(c)	2,000	2,000
0.30%, 11/17/09 (a)(b)(c)	1,000	1,000
Societe Generale North America, Inc.
0.30%, 11/12/09 (a)	3,000	2,999
Solitaire Funding, L.L.C.
0.33%, 10/20/09 (a)(b)(c)	1,000	1,000
0.42%, 11/03/09 (a)(b)(c)	6,000	5,998
0.42%, 11/10/09 (a)(b)(c)	1,000	999
0.32%, 11/24/09 (a)(b)(c)	2,000	1,999
0.38%, 01/04/10 (a)(b)(c)	1,000	999
Straight A Funding, L.L.C.
0.33%, 10/20/09 (a)(b)(c)(g)	5,000	4,999
0.21%, 10/27/09 (a)(b)(c)(g)	2,000	2,000
0.27%, 11/13/09 (a)(b)(c)(g)	6,000	5,998
0.27%, 11/16/09 (a)(b)(c)(g)	5,000	4,998
0.26%, 11/19/09 (a)(b)(c)(g)	6,000	5,998
0.22%, 12/14/09 (a)(b)(c)(g)	3,000	2,999
0.23%, 12/14/09 (a)(b)(c)(g)	5,000	4,998
0.23%, 12/15/09 (a)(b)(c)(g)	3,000	2,999
Swedbank AB (Swedish Government Guarantee)
0.86%, 06/02/10 (a)(c)	4,000	3,977
Thames Asset Global Securitization No. 1, Inc.
0.22%, 10/07/09 (a)(b)(c)	5,000	5,000
Thunder Bay Funding, L.L.C.
0.33%, 10/06/09 (a)(b)(c)	3,000	3,000
0.20%, 10/20/09 (a)(b)(c)	1,000	1,000
0.25%, 12/07/09 (a)(b)(c)	2,000	1,999
Ticonderoga Funding, L.L.C.
0.21%, 10/16/09 (a)(b)(c)	3,000	3,000
Tulip Funding Corp.
0.21%, 10/08/09 (a)(b)(c)	6,000	6,000
UniCredit Delaware, Inc.
0.40%, 11/06/09 (a)(c)	2,000	1,999
Variable Funding Capital Corp.
0.32%, 10/14/09 (a)(b)(c)	6,000	5,999
0.98%, 10/21/09 (a)(b)(c)	1,000	999
0.19%, 10/23/09 (a)(b)(c)	1,000	1,000
0.19%, 10/28/09 (a)(b)(c)	5,000	4,999
Westpac Banking Corp.
0.46%, 12/04/09 (c)	4,000	3,997
Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(f)	42	42
Yorktown Capital, L.L.C.
0.53%, 10/05/09 (a)(b)(c)	6,000	6,000
0.20%, 10/23/09 (a)(b)(c)	5,000	4,999

		356,920

Fixed-Rate Coupon Notes 5.1%

Federal Home Loan Bank
0.49%, 04/13/10	8,000	8,017
0.55%, 06/03/10	10,000	9,999
0.58%, 08/05/10	5,000	4,998
0.53%, 10/19/10	8,000	7,998
0.54%, 10/20/10	16,000	15,994

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.51%, 10/25/10	5,000	4,999

		52,005

Fixed-Rate Discount Notes 9.7%

Fannie Mae
0.12%, 11/02/09	1,000	1,000
0.14%, 11/02/09	5,000	4,999
0.20%, 12/01/09	8,000	7,997
0.76%, 12/01/09	3,000	2,996
Federal Home Loan Bank
0.14%, 10/07/09	8,400	8,400
0.19%, 10/09/09	3,000	3,000
0.12%, 11/02/09	1,365	1,365
0.12%, 11/03/09	2,375	2,375
0.12%, 11/04/09	1,500	1,500
0.15%, 11/06/09	2,200	2,200
0.15%, 11/12/09	23,000	22,996
0.17%, 11/30/09	5,000	4,999
0.17%, 12/02/09	10,000	9,997
1.21%, 12/04/09	8,000	7,983
0.45%, 01/06/10	5,000	4,994
Freddie Mac
0.12%, 11/02/09	4,000	3,999
0.15%, 11/09/09	1,141	1,141
0.18%, 11/24/09	3,182	3,181
0.50%, 07/06/10	5,000	4,981

		100,103

Total Fixed-Rate Obligations (Cost $834,028)		834,028

Variable-Rate Obligations 8.0% of net assets

City of Palm Springs, California
1.00%, 10/01/09 (a)	8,000	8,000
Fannie Mae
0.40%, 10/13/09	25,000	24,987
Freddie Mac
0.33%, 10/13/09	15,000	15,000
0.41%, 10/14/09	15,000	15,008
Goldman Sachs & Co., (FDIC Insured)
1.00%, 12/16/09 (a)(c)(d)(e)	5,000	5,000
New York City IDA
1.25%, 10/01/09 (a)	115	115
Rabobank Nederland
0.60%, 10/26/09	15,000	15,000

Total Variable-Rate Obligations (Cost $83,110)		83,110

3

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face/Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 12.2% of net assets

Repurchase Agreements 12.2%

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $25,927
0.07%, issued 09/30/09, due 10/01/09	25,416	25,416
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement collateralized by U.S. Government Securities with a value of $1,020,000
0.08%, issued 09/30/09, due 10/01/09	1,000,000	100,000

Total Other Investments (Cost $125,416)		125,416

End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $1,042,554.

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $279,960 or 27.1% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $5,042 or 0.5% of net assets.

(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

(f)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.

(g)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
CP — Commercial paper
IDA — Industrial development agency/authority

4

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations — (a)	$—	$834,028	$—	$834,028
Variable-Rate Obligations — (a)	—	83,110	—	83,110
Other Investments — (a)	—	125,416	—	125,416

Total	$—	$1,042,554	$—	$1,042,554

*	The funds had no Other Financial Instruments

(a)	as categorized in Portfolio Holdings
REG47699SEP09 — 00

5

The Charles Schwab Family of Funds
Schwab Investor Money FundTM
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

84.8%	Fixed-Rate Obligations	1,667,249	1,667,249
8.7%	Variable-Rate Obligations	171,461	171,461
7.9%	Other Investment	154,754	154,754

101.4%	Total Investments	1,993,464	1,993,464
(1.4)%	Other Assets and Liabilities, Net		(26,620)

100.0%	Net Assets		1,966,844

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 84.8% of net assets

Bank Note 0.8%

Bank of America, N.A.
0.42%, 03/22/10	15,000	15,000

Certificates of Deposit 36.0%

Abbey National Treasury Services PLC
0.19%, 10/02/09 (a)	10,000	10,000
Australia & New Zealand Banking Group Ltd.
0.80%, 10/30/09	3,000	3,000
0.50%, 12/03/09	11,000	11,000
0.50%, 12/15/09	1,000	1,000
0.48%, 12/16/09	18,000	18,000
Banco Bilbao Vizcaya Argentaria S.A.
0.30%, 10/29/09	2,000	2,000
0.32%, 10/29/09	15,000	15,000
0.30%, 11/04/09	4,000	4,000
Bank of America, N.A.
0.55%, 10/16/09	10,000	10,000
0.60%, 10/22/09	13,000	13,000
0.50%, 10/23/09	16,000	16,000
0.60%, 01/20/10	7,000	7,000
0.63%, 02/08/10	1,000	1,000
0.63%, 02/09/10	8,000	8,000
0.62%, 02/18/10	1,000	1,000
0.44%, 03/11/10	2,000	2,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Bank of Ireland
0.60%, 10/09/09	7,000	7,000
Bank of Nova Scotia
0.26%, 10/01/09	20,000	20,000
0.19%, 10/02/09	10,000	10,000
Bank of the West
0.35%, 11/18/09	2,000	2,000
0.30%, 12/28/09	4,000	4,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.88%, 12/02/09	5,000	5,000
0.67%, 01/11/10	11,000	11,000
Barclays Bank PLC
0.68%, 02/11/10	4,000	4,000
BNP Paribas
0.39%, 10/05/09	8,000	8,000
0.45%, 01/15/10	6,000	6,000
0.46%, 01/22/10	2,000	2,000
0.40%, 02/17/10	1,000	1,000
0.39%, 02/18/10	49,000	49,000
0.36%, 03/10/10	1,000	1,000
0.34%, 03/15/10	10,000	10,000
Branch Banking & Trust
0.42%, 11/04/09	5,000	5,000
Citibank, N.A.
0.40%, 11/05/09	11,000	11,000
0.31%, 11/24/09	15,000	15,000
0.48%, 03/02/10	1,000	1,000
0.46%, 03/03/10	20,000	20,000
Commonwealth Bank of Australia
0.48%, 12/17/09	1,000	1,000
0.48%, 01/06/10	8,000	8,000
0.38%, 02/05/10	9,000	9,000
Credit Agricole S.A.
0.50%, 10/08/09	6,000	6,000
0.53%, 10/09/09	5,000	5,000
0.54%, 10/15/09	5,000	5,000
0.24%, 12/04/09	5,000	5,000
0.24%, 12/10/09	5,000	5,000
0.34%, 04/01/10	3,000	3,000
Deutsche Bank AG
0.31%, 11/02/09	2,000	2,000
0.30%, 11/05/09	24,000	24,000
0.36%, 11/20/09	3,000	3,000
DnB NOR Bank ASA
0.30%, 11/17/09	5,000	5,000
0.30%, 01/14/10	9,000	9,000
HSBC Bank PLC
0.33%, 03/16/10	4,000	4,000
Intesa Sanpaolo
0.43%, 10/14/09	9,000	9,000
0.44%, 10/19/09	8,000	8,000
0.33%, 03/23/10	3,000	3,000
Lloyds TSB Bank PLC
0.64%, 03/10/10	3,000	3,000
0.66%, 03/24/10	8,000	8,000
Mitsubishi UFJ Trust & Banking Corp.
0.64%, 01/19/10	7,000	7,000

1

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.55%, 06/01/10	7,000	7,000
Mizuho Corporate Bank Ltd.
0.25%, 12/03/09	13,000	13,000
National Australia Bank Ltd.
1.00%, 10/22/09	1,000	1,000
0.51%, 12/22/09	19,000	19,000
0.48%, 01/04/10	6,000	6,000
0.50%, 01/04/10	1,000	1,000
0.52%, 01/07/10	5,000	5,000
Nordea Bank Finland PLC
0.21%, 10/19/09	5,000	5,000
Rabobank Nederland
1.11%, 05/03/10	4,000	4,000
0.52%, 09/14/10	3,000	3,000
0.56%, 10/01/10	17,000	17,000
Royal Bank of Canada
0.22%, 12/21/09	13,000	13,000
0.30%, 03/22/10	15,000	15,000
Royal Bank of Scotland PLC
0.69%, 10/07/09	6,000	6,000
0.93%, 03/08/10	20,000	20,000
Societe Generale
0.35%, 11/19/09	9,000	9,000
0.51%, 06/16/10	14,000	14,000
Sumitomo Mitsui Banking Corp.
0.37%, 10/22/09	4,000	4,000
0.28%, 12/14/09	16,000	16,000
Sumitomo Trust & Banking Co.
0.47%, 10/30/09	4,000	4,000
0.42%, 11/05/09	2,000	2,000
0.62%, 06/15/10	1,000	1,000
0.63%, 06/16/10	3,000	3,000
Svenska Handelsbanken AB
0.30%, 11/03/09	6,000	6,000
0.26%, 11/24/09	5,000	5,000
0.40%, 01/29/10	8,000	8,001
Toronto Dominion Bank
1.47%, 11/12/09	2,000	2,000
1.50%, 12/11/09	7,000	7,000
0.68%, 08/16/10	21,000	21,000
Union Bank, N.A.
0.34%, 11/17/09	8,000	8,000
Westpac Banking Corp.
0.50%, 12/14/09	12,000	12,000
0.51%, 01/04/10	6,000	6,000

		709,001

Commercial Paper & Other Corporate Obligations 34.3%

Alpine Securitization Corp.
0.20%, 10/08/09 (a)(b)(c)	4,000	4,000
0.40%, 10/08/09 (a)(b)(c)	4,000	4,000
0.20%, 10/15/09 (a)(b)(c)	5,000	5,000
0.24%, 12/11/09 (a)(b)(c)	7,000	6,997
Amsterdam Funding Corp.
0.30%, 11/10/09 (a)(b)(c)	9,000	8,997
Atlantis One Funding Corp.
0.65%, 10/27/09 (a)(b)(c)	6,000	5,997
0.83%, 10/27/09 (a)(b)(c)	5,000	4,997
0.75%, 11/03/09 (a)(b)(c)	27,000	26,981
0.56%, 12/15/09 (a)(b)(c)	5,000	4,994

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Bank of America Corp.
0.37%, 03/18/10	10,000	9,983
CAFCO, L.L.C.
0.26%, 12/02/09 (a)(b)(c)	8,000	7,996
Cancara Asset Securitization, L.L.C.
0.55%, 10/13/09 (a)(b)(c)	18,000	17,997
CBA (Delaware) Finance, Inc.
0.24%, 11/30/09 (a)	7,000	6,997
Chariot Funding, L.L.C.
0.20%, 10/08/09 (a)(b)(c)	9,000	9,000
0.20%, 10/20/09 (a)(b)(c)	12,000	11,999
0.21%, 11/04/09 (a)(b)(c)	5,000	4,999
Ciesco L.L.C.
0.35%, 11/02/09 (a)(b)(c)	20,000	19,994
Citigroup Funding, Inc.
0.39%, 10/02/09 (a)	7,000	7,000
CRC Funding, L.L.C.
0.32%, 11/20/09 (a)(b)(c)	2,000	1,999
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.54%, 10/07/09 (b)(c)	21,000	20,998
0.45%, 10/26/09 (b)(c)	3,000	2,999
0.42%, 11/04/09 (b)(c)	7,000	6,997
Danske Corp. (Danish Government Guarantee)
0.43%, 10/30/09 (a)(c)	13,000	12,995
0.40%, 11/03/09 (a)(c)	5,000	4,998
0.52%, 01/15/10 (a)(c)	3,000	2,995
DnB NOR Bank ASA
0.29%, 01/19/10	2,000	1,998
Enterprise Funding Corp.
0.25%, 10/16/09 (a)(b)(c)	2,100	2,100
Falcon Asset Securitization Corp.
0.20%, 10/06/09 (a)(b)(c)	5,000	5,000
0.19%, 10/23/09 (a)(b)(c)	1,000	1,000
0.19%, 10/29/09 (a)(b)(c)	3,000	3,000
General Electric Capital Corp., (FDIC Insured)
0.42%, 11/06/09 (a)(e)	17,000	16,993
0.40%, 11/09/09 (a)(e)	11,000	10,995
General Electric Company
0.14%, 10/30/09	20,000	19,998
JPMorgan Chase Funding, Inc.
0.28%, 11/13/09 (a)	19,000	18,994
Jupiter Securitization Corp.
0.19%, 10/16/09 (a)(b)(c)	13,000	12,999
0.19%, 10/22/09 (a)(b)(c)	6,000	5,999
Kitty Hawk Funding Corp.
0.18%, 10/05/09 (a)(b)(c)	10,000	10,000
0.33%, 10/27/09 (a)(b)(c)	5,015	5,014
Market Street Funding Corp.
0.38%, 10/09/09 (a)(b)(c)	9,000	8,999
0.33%, 10/16/09 (a)(b)(c)	1,000	1,000
Nationwide Building Society
0.65%, 10/05/09	5,000	5,000
0.64%, 10/07/09	1,000	1,000
0.58%, 01/06/10	2,000	1,997
Nokia Corp.
0.18%, 10/16/09 (c)	9,000	8,999

2

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Nordea North America, Inc.
0.29%, 10/01/09 (a)	5,000	5,000
0.20%, 10/16/09 (a)	6,000	6,000
0.20%, 10/26/09 (a)	2,000	2,000
Old Line Funding, L.L.C.
0.20%, 10/08/09 (a)(b)(c)	10,000	10,000
0.28%, 11/12/09 (a)(b)(c)	10,000	9,997
0.30%, 11/13/09 (a)(b)(c)	4,456	4,454
Park Avenue Receivables Co., L.L.C.
0.20%, 10/01/09 (a)(b)(c)	5,000	5,000
0.20%, 10/13/09 (a)(b)(c)	5,100	5,100
0.19%, 10/15/09 (a)(b)(c)	3,000	3,000
Ranger Funding Co., L.L.C.
0.20%, 10/15/09 (a)(b)(c)	13,000	12,999
0.20%, 10/20/09 (a)(b)(c)	11,000	10,999
RBS Holdings USA, Inc.
0.53%, 11/13/09 (a)(c)	2,000	1,999
Santander Central Hispano Finance (Delaware) Inc.
0.65%, 06/03/10 (a)	5,000	4,978
Sheffield Receivables Corp.
0.23%, 10/01/09 (a)(b)(c)	16,000	16,000
Societe Generale North America, Inc.
0.30%, 11/12/09 (a)	6,000	5,998
Solitaire Funding, L.L.C.
0.42%, 10/27/09 (a)(b)(c)	10,000	9,997
0.43%, 11/03/09 (a)(b)(c)	1,000	1,000
0.42%, 11/10/09 (a)(b)(c)	2,000	1,999
0.42%, 11/12/09 (a)(b)(c)	2,000	1,999
0.32%, 11/20/09 (a)(b)(c)	9,000	8,996
0.31%, 11/30/09 (a)(b)(c)	2,000	1,999
Starbird Funding Corp.
0.28%, 11/17/09 (a)(b)(c)	2,000	1,999
0.24%, 12/16/09 (a)(b)(c)	1,000	999
0.28%, 01/04/10 (a)(b)(c)	5,000	4,996
Straight A Funding, L.L.C.
0.35%, 10/15/09 (a)(b)(c)(g)	5,063	5,062
0.33%, 10/20/09 (a)(b)(c)(g)	5,143	5,142
0.27%, 11/13/09 (a)(b)(c)(g)	9,000	8,997
0.27%, 11/16/09 (a)(b)(c)(g)	15,000	14,995
0.27%, 11/18/09 (a)(b)(c)(g)	5,061	5,059
0.26%, 11/19/09 (a)(b)(c)(g)	11,000	10,996
0.24%, 11/23/09 (a)(b)(c)(g)	2,000	1,999
0.24%, 12/03/09 (a)(b)(c)(g)	18,000	17,992
0.23%, 12/09/09 (a)(b)(c)(g)	4,000	3,998
0.23%, 12/15/09 (a)(b)(c)(g)	3,000	2,999
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/02/10 (a)(c)	8,000	7,953
Thames Asset Global Securitization No. 1, Inc.
0.32%, 11/09/09 (a)(b)(c)	2,000	1,999
Thunder Bay Funding, L.L.C.
0.33%, 10/06/09 (a)(b)(c)	4,000	4,000
0.24%, 12/15/09 (a)(b)(c)	7,953	7,949

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Ticonderoga Funding, L.L.C.
0.26%, 12/08/09 (a)(b)(c)	1,000	1,000
Tulip Funding Corp.
0.21%, 10/08/09 (a)(b)(c)	5,000	5,000
UniCredit Delaware, Inc.
0.40%, 11/06/09 (a)(c)	7,000	6,997
Variable Funding Capital Corp.
0.32%, 10/14/09 (a)(b)(c)	16,000	15,998
0.97%, 10/20/09 (a)(b)(c)	1,000	999
0.19%, 10/28/09 (a)(b)(c)	9,000	8,999
Westpac Banking Corp.
0.85%, 10/26/09 (c)	2,000	1,999
0.46%, 12/04/09 (c)	7,000	6,994
0.38%, 02/22/10 (c)	2,000	1,997
Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(f)	141	141
Windmill Funding Corp.
0.35%, 10/20/09 (a)(b)(c)	4,000	3,999
Yorktown Capital, L.L.C.
0.53%, 10/05/09 (a)(b)(c)	10,000	9,999
0.27%, 12/17/09 (a)(b)(c)	4,000	3,998
0.45%, 01/22/10 (a)(b)(c)	7,000	6,990

		674,752

Fixed-Rate Coupon Notes 3.7%

Federal Home Loan Bank
0.49%, 04/13/10	17,000	17,036
0.58%, 08/05/10	10,000	9,997
0.53%, 10/19/10	15,000	14,996
0.54%, 10/20/10	30,000	29,988

		72,017

Fixed-Rate Discount Notes 10.0%

Fannie Mae
0.11%, 10/14/09	1,150	1,150
0.14%, 11/02/09	8,899	8,898
0.20%, 12/01/09	10,000	9,997
0.76%, 12/01/09	6,000	5,992
0.33%, 12/30/09	8,000	7,993
Federal Home Loan Bank
0.10%, 10/09/09	6,700	6,700
0.14%, 10/23/09	5,000	5,000
0.15%, 11/12/09	56,000	55,991
0.19%, 11/18/09	5,877	5,876
1.22%, 12/04/09	9,000	8,981
0.45%, 01/06/10	6,000	5,993
0.51%, 01/12/10	17,000	16,975
0.50%, 02/01/10	15,000	14,974
Freddie Mac
0.11%, 10/05/09	1,000	1,000
0.11%, 10/14/09	1,000	1,000
0.10%, 10/19/09	30,000	29,998
0.50%, 07/06/10	10,000	9,961

		196,479

Total Fixed-Rate Obligations (Cost $1,667,249)		1,667,249

3

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Variable-Rate Obligations 8.7% of net assets

California Pollution Control Financing Authority
0.60%, 10/07/09 (a)	1,000	1,000
Eagle County Colorado Taxable Housing Facilities
0.75%, 10/01/09 (a)	1,500	1,500
Fannie Mae
0.40%, 10/13/09	85,000	84,961
Federal Farm Credit Bank
0.26%, 10/28/09	10,000	10,000
Federal Home Loan Bank
0.00%, 12/22/09	10,000	10,000
Freddie Mac
0.33%, 10/13/09	25,000	25,000
0.00%, 12/18/09	15,000	15,000
Goldman Sachs & Co., (FDIC Insured)
1.00%, 12/16/09 (a)(c)(d)(e)	8,000	8,000
Procter & Gamble International
0.48%, 11/09/09 (a)	9,000	9,000
Rabobank Nederland
0.63%, 10/14/09	7,000	7,000

Total Variable-Rate Obligations (Cost $171,461)		171,461

Issuer	Face/Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investment 7.9% of net assets

Repurchase Agreements 7.9%

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $157,853
0.07%, issued 09/30/09, due 10/01/09	154,754	154,754

Total Other Investments (Cost $154,754)		154,754

End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $1,993,464.

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $557,821 or 28.4% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $8,141 or 0.4% of net assets.

(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

(f)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.

(g)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
CP — Commercial paper

4

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations — (a)	$—	$1,667,249	$—	$1,667,249
Variable-Rate Obligations — (a)	—	171,461	—	171,461
Other Investment — (a)	—	154,754	—	154,754

Total	$—	$1,993,464	$—	$1,993,464

*	The funds had no Other Financial Instruments

(a)	as categorized in Portfolio Holdings
REG47700SEP09 — 00

5

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money FundTM
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

9.6%	U.S. Government Agency Securities	1,989,605	1,989,605
83.8%	U.S. Government Securities	17,292,716	17,292,716
7.3%	Variable-Rate Obligations	1,499,932	1,499,932

100.7%	Total Investments	20,782,253	20,782,253
(0.7)%	Other Assets and Liabilities, Net		(139,675)

100.0%	Net Assets		20,642,578

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Agency Securities 9.6% of net assets

Fixed-Rate Coupon Notes 0.2%
Federal Home Loan Bank
0.50%, 01/08/10	53,470	53,936
Fixed-Rate Discount Notes 9.4%
Fannie Mae
0.48%, 10/07/09	40,000	39,997
0.11%, 10/15/09	26,245	26,244
0.20%, 11/05/09	100,000	99,981
0.11%, 11/16/09	15,635	15,633
0.25%, 01/14/10	32,555	32,531
0.27%, 01/27/10	17,665	17,649
0.22%, 01/28/10	53,000	52,962
Federal Home Loan Bank
0.10%, 10/21/09	100,000	99,994
0.15%, 11/02/09	95,688	95,675
0.15%, 11/04/09	200,000	199,972
0.29%, 01/08/10	154,075	153,952
0.29%, 01/13/10	100,000	99,916
Freddie Mac
0.21%, 10/01/09	150,000	150,000
0.21%, 10/05/09	250,000	249,994
0.25%, 10/05/09	200,000	199,994
0.12%, 11/09/09	10,925	10,924
0.20%, 11/09/09	21,125	21,120
0.18%, 12/08/09	16,700	16,695
0.27%, 12/14/09	52,987	52,958

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.27%, 01/04/10	9,248	9,241
0.20%, 01/11/10	15,585	15,576
0.30%, 01/19/10	24,890	24,868
0.29%, 01/20/10	150,000	149,866
0.22%, 01/28/10	100,000	99,927

		1,935,669

Total U.S. Government Agency Securities (Cost $1,989,605)		1,989,605

U.S. Government Securities 83.8% of net assets

Treasury Notes 15.9%
U.S. Treasury Notes
3.38%, 10/15/09	175,000	175,212
3.63%, 10/31/09	125,000	125,350
3.50%, 11/15/09	175,000	175,701
4.63%, 11/15/09	723,000	726,898
2.13%, 01/31/10	300,000	301,735
6.50%, 02/15/10	350,000	358,001
4.75%, 02/15/10	250,000	254,217
2.00%, 02/28/10	500,000	503,573
1.75%, 03/31/10	310,000	312,311
4.00%, 04/15/10	50,000	50,915
2.13%, 04/30/10	200,000	202,143
4.50%, 05/15/10	100,000	102,489

		3,288,545

U.S. Treasury Bills 67.9%
U.S. Treasury Bills
0.18%, 10/01/09	45,345	45,345
0.20%, 10/01/09	2,085	2,085
0.40%, 10/08/09	500,000	499,965
0.19%, 10/08/09	1,392,960	1,392,908
0.33%, 10/15/09	110,000	109,986
0.19%, 10/15/09	300,000	299,978
0.18%, 10/15/09	793,625	793,570
0.19%, 10/22/09	710,500	710,422
0.18%, 10/22/09	300,000	299,969
0.49%, 10/22/09	180,000	179,949
0.94%, 10/22/09	45,000	44,975
0.37%, 10/22/09	50,000	49,989
0.47%, 10/22/09	240,000	239,934
0.25%, 10/22/09	300,000	299,956
0.26%, 10/22/09	50,000	49,992
0.16%, 10/29/09	350,000	349,957
0.26%, 11/12/09	150,000	149,955
0.19%, 11/12/09	200,000	199,957
0.17%, 11/12/09	255,000	254,950
0.16%, 11/12/09	225,000	224,958
0.19%, 11/19/09	200,000	199,950
0.18%, 11/19/09	750,000	749,818
0.49%, 11/19/09	500,000	499,667
0.17%, 11/27/09	500,000	499,865
0.15%, 12/03/09	550,000	549,856
0.32%, 12/10/09	500,000	499,689
0.14%, 12/10/09	323,540	323,452
0.15%, 12/17/09	150,000	149,954
0.14%, 12/17/09	300,000	299,909

1

Schwab U.S. Treasury Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.39%, 12/17/09	17,350	17,336
0.71%, 12/17/09	200,000	199,698
0.31%, 12/17/09	100,000	99,934
0.32%, 12/17/09	11,025	11,018
0.33%, 12/17/09	150,000	149,894
0.34%, 12/24/09	250,000	249,805
0.28%, 01/07/10	212,000	211,838
0.27%, 01/07/10	200,000	199,856
0.27%, 01/14/10	400,000	399,685
0.14%, 01/28/10	450,000	449,799
0.17%, 02/04/10	150,000	149,913
0.16%, 02/11/10	300,000	299,828
0.25%, 02/18/10	49,100	49,053
0.18%, 02/18/10	11,670	11,662
0.16%, 02/18/10	80,000	79,950
0.23%, 03/11/10	200,000	199,794
0.17%, 03/11/10	200,000	199,848
0.18%, 03/18/10	171,000	170,856
0.47%, 04/01/10	100,000	99,762
0.50%, 04/01/10	150,000	149,621
0.49%, 06/03/10	100,000	99,668
0.48%, 06/03/10	50,000	49,837
0.55%, 06/03/10	75,000	74,719
0.60%, 06/03/10	111,405	110,951
0.54%, 06/10/10	100,000	99,622
0.45%, 06/17/10	100,000	99,676

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.55%, 07/01/10	50,000	49,793
0.49%, 07/29/10	50,000	49,795

		14,004,171

Total U.S. Government Securities (Cost $17,292,716)		17,292,716

Variable-Rate Obligations 7.3% of net assets

Fannie Mae
0.40%, 10/13/09	1,000,000	1,000,000
Freddie Mac
0.41%, 10/14/09	500,000	499,932

Total Variable-Rate Obligations (Cost $1,499,932)		1,499,932

End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $20,782,253.
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

Schwab U.S. Treasury Money Fund
Portfolio Holdings (Unaudited) continued

	Quoted Prices
	in Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Agency Securities — (a)	$—	$1,989,605	$—	$1,989,605
U.S. Government Securities — (a)	—	17,292,716	—	17,292,716
Variable-Rate Obligations	—	1,499,932	—	1,499,932

Total	$—	$20,782,253	$—	$20,782,253

*	The funds had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47702SEP09 — 00

3

The Charles Schwab Family of Funds
Schwab Value Advantage Money FundTM
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

85.3%	Fixed-Rate Obligations	32,228,744	32,228,744
10.0%	Variable-Rate Obligations	3,788,197	3,788,197
5.0%	Other Investments	1,872,883	1,872,883

100.3%	Total Investments	37,889,824	37,889,824
(0.3)%	Other Assets and Liabilities, Net		(125,727)

100.0%	Net Assets		37,764,097

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 85.3% of net assets

Bank Notes 1.1%
Bank of America, N.A.
0.22%, 10/08/09	9,000	9,000
0.42%, 03/22/10	420,000	420,000

		429,000

Certificates of Deposit 38.9%
Abbey National Treasury Services PLC
0.19%, 10/02/09 (a)	175,000	175,000
0.23%, 10/22/09 (a)	27,000	27,000
Australia & New Zealand Banking Group Ltd.
0.85%, 10/22/09	24,000	24,000
0.80%, 10/30/09	37,000	37,000
0.50%, 12/03/09	19,000	19,000
0.50%, 12/15/09	99,000	99,000
0.48%, 12/16/09	38,000	38,000
0.47%, 12/18/09	50,000	50,000
0.45%, 01/08/10	119,000	119,000
Banco Bilbao Vizcaya Argentaria S.A.
0.30%, 10/29/09	256,000	256,000
0.32%, 10/29/09	85,000	85,000
0.30%, 11/04/09	90,000	90,000
0.29%, 12/28/09	50,000	50,003
Bank of America, N.A.
0.55%, 10/16/09	194,000	194,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.61%, 10/21/09	117,000	117,000
0.60%, 10/22/09	355,000	355,000
0.63%, 02/08/10	43,000	43,000
0.63%, 02/09/10	240,000	240,000
0.60%, 02/17/10	75,000	75,000
0.62%, 02/18/10	60,000	60,000
0.49%, 03/04/10	122,000	122,000
Bank of Ireland
0.60%, 10/09/09	161,000	161,000
Bank of Nova Scotia
0.26%, 10/01/09	100,000	100,000
0.25%, 10/07/09	150,000	150,000
0.25%, 10/09/09	66,000	66,000
0.24%, 10/13/09	204,000	204,000
0.23%, 10/21/09	50,000	50,000
0.33%, 03/17/10	19,000	19,000
Bank of the West
0.30%, 12/28/09	118,000	118,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.67%, 01/11/10	100,000	100,000
0.85%, 05/11/10	34,000	34,000
0.82%, 05/12/10	38,000	38,000
0.78%, 05/18/10	171,000	171,000
Barclays Bank PLC
1.05%, 12/10/09	145,000	145,000
0.68%, 02/11/10	126,000	126,000
BNP Paribas
0.39%, 10/05/09	88,000	88,000
0.46%, 01/14/10	200,000	200,000
0.45%, 01/15/10	200,000	200,000
0.46%, 01/22/10	76,000	76,000
0.42%, 01/28/10	350,000	350,000
0.42%, 02/01/10	18,000	18,000
0.39%, 02/18/10	415,000	415,000
0.38%, 02/19/10	10,000	10,000
0.36%, 03/04/10	20,000	20,000
0.34%, 03/15/10	195,000	195,000
Branch Banking & Trust
0.45%, 10/26/09	85,000	85,000
0.42%, 11/04/09	24,000	24,000
Citibank, N.A.
0.55%, 10/09/09	54,000	54,000
0.51%, 10/19/09	230,000	230,000
0.38%, 11/05/09	55,000	55,000
0.40%, 11/05/09	45,000	45,000
0.36%, 11/10/09	119,000	119,000
Commonwealth Bank of Australia
0.26%, 10/15/09	62,000	62,000
0.55%, 11/30/09	17,000	17,000
0.48%, 12/17/09	115,000	115,001
0.38%, 02/05/10	195,000	195,000
Credit Agricole S.A.
0.54%, 10/15/09	232,000	232,000
0.24%, 12/04/09	130,000	130,000
0.24%, 12/10/09	100,000	100,000
0.34%, 04/01/10	115,000	115,000
Deutsche Bank AG
0.31%, 11/02/09	475,000	475,000

1

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.30%, 11/05/09	29,000	29,000
0.30%, 11/06/09	40,000	40,000
0.36%, 11/20/09	45,000	45,000
DnB NOR Bank ASA
0.30%, 11/06/09	16,000	16,000
0.30%, 11/17/09	78,000	78,000
0.30%, 01/14/10	66,000	66,001
HSBC Bank PLC
0.33%, 03/16/10	30,000	30,001
Intesa Sanpaolo
0.46%, 10/13/09	77,000	77,000
0.43%, 10/14/09	66,000	66,000
0.44%, 10/19/09	134,000	134,000
0.33%, 03/23/10	110,000	110,000
Lloyds TSB Bank PLC
0.69%, 03/01/10	291,000	291,000
0.64%, 03/09/10	230,000	230,000
0.64%, 03/10/10	50,000	50,000
0.66%, 03/24/10	16,000	16,000
Mitsubishi UFJ Trust & Banking Corp.
0.64%, 01/19/10	183,000	183,000
0.62%, 01/22/10	90,000	90,000
Mizuho Corporate Bank Ltd.
0.23%, 10/26/09	95,000	95,000
0.32%, 11/04/09	22,000	22,000
0.33%, 11/04/09	100,000	100,000
0.33%, 11/13/09	70,000	70,000
0.27%, 11/23/09	50,000	50,000
National Australia Bank Ltd.
0.50%, 12/21/09	355,000	355,004
0.48%, 01/04/10	48,000	48,000
0.50%, 01/04/10	8,000	8,000
0.52%, 01/07/10	186,000	186,003
0.40%, 02/16/10	23,000	23,000
Nordea Bank Finland PLC
0.19%, 10/13/09	116,000	116,000
0.21%, 10/19/09	100,000	100,000
Rabobank Nederland
1.11%, 05/03/10	128,000	128,000
1.00%, 06/14/10	380,000	380,000
0.55%, 09/08/10	138,000	138,000
0.52%, 09/14/10	285,000	285,000
Royal Bank of Canada
0.14%, 10/20/09	221,000	221,000
0.14%, 10/21/09	200,000	200,000
Royal Bank of Scotland PLC
0.61%, 10/21/09	150,000	150,000
0.59%, 11/05/09	28,000	28,000
0.93%, 03/08/10	405,000	405,000
Societe Generale
0.38%, 11/20/09	138,000	138,000
0.32%, 12/18/09	100,000	100,001
0.33%, 12/21/09	40,000	40,000
0.37%, 01/05/10	200,000	200,000
0.51%, 06/16/10	45,000	45,000
Sumitomo Mitsui Banking Corp.
0.33%, 11/12/09	50,000	50,000
0.32%, 11/17/09	55,000	55,000
0.30%, 11/24/09	59,000	59,000

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.28%, 12/14/09	117,000	117,000
Sumitomo Trust & Banking Co.
0.48%, 10/20/09	81,000	81,000
0.42%, 11/05/09	39,000	39,000
0.42%, 11/09/09	40,000	40,000
0.63%, 06/16/10	35,000	35,000
Svenska Handelsbanken AB
0.30%, 11/03/09	239,000	239,000
0.26%, 11/24/09	125,000	125,002
0.40%, 01/29/10	45,000	45,003
Toronto Dominion Bank
0.52%, 11/16/09	150,000	150,000
0.50%, 11/23/09	113,000	113,000
0.50%, 12/02/09	132,000	132,000
0.90%, 06/11/10	135,000	135,000
0.50%, 06/15/10	40,000	40,000
Union Bank, N.A.
0.35%, 10/14/09	73,000	73,000
0.34%, 11/17/09	29,000	29,000
0.34%, 11/30/09	65,000	65,000
Westpac Banking Corp.
0.50%, 12/14/09	108,000	108,000
0.50%, 12/16/09	300,000	300,000
0.51%, 01/04/10	19,000	19,000
0.48%, 01/06/10	69,000	69,000

		14,682,019

Commercial Paper & Other Corporate Obligations 30.7%

Alpine Securitization Corp.
0.20%, 10/08/09 (a)(b)(c)	137,000	136,995
0.20%, 10/19/09 (a)(b)(c)	155,000	154,984
0.24%, 12/11/09 (a)(b)(c)	126,000	125,940
ANZ National (Int’l) Ltd.
0.34%, 10/26/09 (a)	24,000	23,994
0.41%, 03/01/10 (a)	50,000	49,914
Atlantic Asset Securitization, L.L.C.
0.25%, 01/07/10 (a)(b)(c)	50,000	49,966
0.28%, 01/20/10 (a)(b)(c)	100,000	99,914
0.28%, 01/22/10 (a)(b)(c)	75,000	74,934
Atlantis One Funding Corp.
0.85%, 10/23/09 (a)(b)(c)	55,000	54,971
0.83%, 10/27/09 (a)(b)(c)	30,000	29,982
0.75%, 11/03/09 (a)(b)(c)	288,000	287,802
Australia & New Zealand Banking Group Ltd.
0.40%, 02/08/10	47,000	46,932
0.38%, 02/18/10	37,000	36,945
Bank of America Corp.
0.24%, 12/29/09	189,000	188,888
CAFCO, L.L.C.
0.35%, 11/04/09 (a)(b)(c)	61,000	60,980
0.44%, 04/01/10 (a)(b)(c)	216,000	215,520
CBA (Delaware) Finance, Inc.
0.24%, 11/30/09 (a)	130,000	129,948
0.24%, 12/03/09 (a)	14,000	13,994
Chariot Funding, L.L.C.
0.32%, 10/05/09 (a)(b)(c)	128,000	127,995
0.20%, 10/08/09 (a)(b)(c)	12,000	12,000
0.20%, 10/14/09 (a)(b)(c)	15,000	14,999
0.20%, 10/15/09 (a)(b)(c)	41,700	41,697

2

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.19%, 10/19/09 (a)(b)(c)	32,000	31,997
0.20%, 10/20/09 (a)(b)(c)	10,000	9,999
0.19%, 10/23/09 (a)(b)(c)	81,000	80,991
0.19%, 10/28/09 (a)(b)(c)	37,770	37,765
0.19%, 10/29/09 (a)(b)(c)	57,000	56,992
0.21%, 11/04/09 (a)(b)(c)	10,000	9,998
Ciesco, L.L.C.
0.35%, 11/02/09 (a)(b)(c)	58,700	58,682
0.44%, 04/01/10 (a)(b)(c)	150,000	149,666
0.42%, 04/08/10 (a)(b)(c)	86,000	85,810
Citigroup Funding, Inc.
0.39%, 10/02/09 (a)	87,000	86,999
0.38%, 10/08/09 (a)	39,000	38,997
0.38%, 10/20/09 (a)	28,000	27,994
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.54%, 10/07/09 (b)(c)	175,000	174,984
0.55%, 10/13/09 (b)(c)	30,000	29,994
0.52%, 10/14/09 (b)(c)	209,000	208,961
0.45%, 10/26/09 (b)(c)	104,000	103,967
0.28%, 12/21/09 (b)(c)	55,000	54,965
Danske Corp. (Danish Government Guarantee)
0.43%, 10/30/09 (a)(c)	315,000	314,891
0.43%, 11/04/09 (a)(c)	129,000	128,948
DnB NOR Bank ASA
0.18%, 11/02/09	42,000	41,993
0.30%, 01/06/10	101,000	100,918
Enterprise Funding Corp.
0.25%, 12/11/09 (a)(b)(c)	100,000	99,951
Falcon Asset Securitization Corp.
0.19%, 10/02/09 (a)(b)(c)	78,000	78,000
0.20%, 10/06/09 (a)(b)(c)	90,021	90,018
0.20%, 10/13/09 (a)(b)(c)	25,006	25,004
0.19%, 10/19/09 (a)(b)(c)	15,000	14,999
0.20%, 10/19/09 (a)(b)(c)	11,600	11,599
0.19%, 10/23/09 (a)(b)(c)	115,000	114,987
0.19%, 10/28/09 (a)(b)(c)	92,000	91,987
0.19%, 10/29/09 (a)(b)(c)	24,000	23,996
Gemini Securitization Corp., L.L.C.
0.21%, 10/06/09 (a)(b)(c)	12,000	12,000
General Electric Capital Corp., (FDIC Insured)
0.42%, 11/05/09 (a)(e)	195,000	194,920
0.42%, 11/06/09 (a)(e)	185,000	184,922
0.40%, 11/09/09 (a)(e)	206,000	205,911
General Electric Company
0.14%, 10/29/09	160,000	159,983
0.14%, 10/30/09	95,000	94,989
HSBC USA, Inc.
0.21%, 11/18/09	23,000	22,994
0.24%, 12/16/09	10,000	9,995
JPMorgan Chase Funding, Inc.
0.29%, 11/09/09 (a)	251,000	250,921
0.28%, 11/13/09 (a)	162,000	161,946
Jupiter Securitization Corp.
0.20%, 10/01/09 (a)(b)(c)	51,000	51,000
0.20%, 10/08/09 (a)(b)(c)	17,000	16,999

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.20%, 10/13/09 (a)(b)(c)	13,000	12,999
0.20%, 10/14/09 (a)(b)(c)	120,000	119,991
0.20%, 10/15/09 (a)(b)(c)	69,036	69,031
0.19%, 10/16/09 (a)(b)(c)	141,000	140,989
0.19%, 10/26/09 (a)(b)(c)	48,000	47,994
Manhattan Asset Funding Capital Co., L.L.C.
0.25%, 10/14/09 (a)(b)(c)	20,000	19,998
0.27%, 10/19/09 (a)(b)(c)	11,596	11,594
Market Street Funding Corp.
0.38%, 10/09/09 (a)(b)(c)	200,000	199,983
0.33%, 10/16/09 (a)(b)(c)	15,000	14,998
Nationwide Building Society
0.65%, 10/05/09	132,000	131,990
0.58%, 01/06/10	32,000	31,950
0.50%, 01/15/10	50,000	49,926
Nokia Corp.
0.18%, 10/13/09 (c)	45,000	44,997
0.18%, 10/14/09 (c)	28,000	27,998
Nordea North America, Inc.
0.29%, 10/01/09 (a)	100,000	100,000
0.20%, 10/16/09 (a)	180,000	179,985
Old Line Funding, L.L.C.
0.33%, 10/01/09 (a)(b)(c)	50,810	50,810
0.37%, 10/01/09 (a)(b)(c)	75,000	75,000
0.20%, 10/08/09 (a)(b)(c)	30,000	29,999
0.21%, 10/09/09 (a)(b)(c)	28,000	27,999
0.32%, 10/15/09 (a)(b)(c)	103,984	103,971
0.33%, 10/15/09 (a)(b)(c)	50,000	49,994
0.22%, 11/09/09 (a)(b)(c)	37,000	36,991
0.30%, 11/09/09 (a)(b)(c)	73,000	72,976
0.30%, 11/13/09 (a)(b)(c)	16,000	15,994
0.24%, 12/08/09 (a)(b)(c)	21,781	21,771
0.24%, 12/10/09 (a)(b)(c)	40,796	40,777
0.50%, 02/10/10 (a)(b)(c)	35,000	34,936
Park Avenue Receivables Co., L.L.C.
0.20%, 10/01/09 (a)(b)(c)	20,000	20,000
0.19%, 10/06/09 (a)(b)(c)	82,000	81,998
0.20%, 10/07/09 (a)(b)(c)	15,000	14,999
0.20%, 10/08/09 (a)(b)(c)	40,000	39,998
0.19%, 10/14/09 (a)(b)(c)	37,000	36,997
0.19%, 10/15/09 (a)(b)(c)	72,000	71,995
0.19%, 10/16/09 (a)(b)(c)	27,555	27,553
0.19%, 10/21/09 (a)(b)(c)	117,000	116,988
0.19%, 10/23/09 (a)(b)(c)	20,000	19,998
Ranger Funding Co., L.L.C.
0.20%, 10/08/09 (a)(b)(c)	40,008	40,006
0.20%, 10/15/09 (a)(b)(c)	54,000	53,996
Reckitt Benckiser Treasury Services PLC
0.25%, 10/13/09 (a)(c)	45,400	45,396
Santander Central Hispano Finance (Delaware) Inc.
0.65%, 06/03/10 (a)	74,700	74,370
Sheffield Receivables Corp.
0.20%, 11/03/09 (a)(b)(c)	72,000	71,987
0.30%, 11/19/09 (a)(b)(c)	40,000	39,984

3

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Societe General North America, Inc.
0.50%, 06/08/10 (a)	65,000	64,774
Solitaire Funding, L.L.C.
0.33%, 10/20/09 (a)(b)(c)	52,000	51,991
0.45%, 10/20/09 (a)(b)(c)	135,000	134,968
0.42%, 10/27/09 (a)(b)(c)	60,000	59,982
0.44%, 10/27/09 (a)(b)(c)	60,000	59,981
0.42%, 11/10/09 (a)(b)(c)	35,000	34,984
0.42%, 11/12/09 (a)(b)(c)	11,000	10,995
0.32%, 11/20/09 (a)(b)(c)	70,000	69,969
0.32%, 11/24/09 (a)(b)(c)	8,000	7,996
0.38%, 01/04/10 (a)(b)(c)	73,000	72,927
Starbird Funding Corp.
0.28%, 11/17/09 (a)(b)(c)	10,000	9,996
0.25%, 12/14/09 (a)(b)(c)	70,000	69,964
0.28%, 01/04/10 (a)(b)(c)	45,000	44,967
Straight A Funding, L.L.C.
0.33%, 10/20/09 (a)(b)(c)(g)	65,000	64,989
0.21%, 10/27/09 (a)(b)(c)(g)	18,000	17,997
0.28%, 11/04/09 (a)(b)(c)(g)	75,000	74,980
0.28%, 11/05/09 (a)(b)(c)(g)	20,000	19,995
0.28%, 11/06/09 (a)(b)(c)(g)	28,000	27,992
0.26%, 11/12/09 (a)(b)(c)(g)	30,000	29,991
0.27%, 11/12/09 (a)(b)(c)(g)	50,000	49,984
0.27%, 11/16/09 (a)(b)(c)(g)	40,000	39,986
0.27%, 11/18/09 (a)(b)(c)(g)	30,000	29,989
0.24%, 11/23/09 (a)(b)(c)(g)	50,000	49,982
0.24%, 12/03/09 (a)(b)(c)(g)	22,030	22,021
0.23%, 12/07/09 (a)(b)(c)(g)	60,000	59,974
0.23%, 12/09/09 (a)(b)(c)(g)	50,000	49,978
0.22%, 12/14/09 (a)(b)(c)(g)	20,284	20,275
0.23%, 12/14/09 (a)(b)(c)(g)	153,000	152,928
0.23%, 12/15/09 (a)(b)(c)(g)	476,000	475,772
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/02/10 (a)(c)	157,000	156,085
Thames Asset Global Securitization No. 1, Inc.
0.32%, 10/30/09 (a)(b)(c)	84,304	84,282
0.25%, 12/14/09 (a)(b)(c)	15,000	14,992
Thunder Bay Funding, L.L.C.
0.33%, 10/06/09 (a)(b)(c)	72,957	72,954
0.20%, 10/08/09 (a)(b)(c)	46,944	46,942
0.33%, 10/08/09 (a)(b)(c)	45,320	45,317
0.32%, 10/20/09 (a)(b)(c)	41,000	40,993
0.25%, 12/04/09 (a)(b)(c)	25,000	24,989
0.24%, 12/15/09 (a)(b)(c)	35,000	34,982
0.50%, 02/12/10 (a)(b)(c)	50,000	49,907
Tulip Funding Corp.
0.21%, 10/08/09 (a)(b)(c)	38,000	37,998
UniCredit Delaware, Inc.
0.40%, 11/04/09 (a)(c)	67,000	66,975
0.40%, 11/06/09 (a)(c)	91,000	90,964
Variable Funding Capital Corp.
0.20%, 10/08/09 (a)(b)(c)	30,000	29,999
0.32%, 10/14/09 (a)(b)(c)	62,000	61,993
0.98%, 10/15/09 (a)(b)(c)	8,000	7,997
0.98%, 10/16/09 (a)(b)(c)	175,000	174,929
0.98%, 10/19/09 (a)(b)(c)	75,000	74,964

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.20%, 10/20/09 (a)(b)(c)	121,377	121,364
0.19%, 10/28/09 (a)(b)(c)	37,000	36,995
Westpac Banking Corp.
0.46%, 11/23/09 (c)	36,000	35,976
0.46%, 12/04/09 (c)	119,000	118,903
Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(f)	6,358	6,358
Yorktown Capital, L.L.C.
0.45%, 01/22/10 (a)(b)(c)	8,000	7,989

		11,579,006

Fixed-Rate Coupon Notes 4.4%
Fannie Mae
1.25%, 12/10/09	50,000	50,248
Federal Home Loan Bank
1.25%, 11/20/09	15,000	15,061
0.53%, 02/04/10	300,000	299,998
0.55%, 06/01/10	185,000	184,930
0.56%, 06/01/10	50,000	49,981
0.56%, 06/03/10	500,000	499,943
0.56%, 06/04/10	150,000	149,982
0.53%, 08/05/10	62,855	62,867
0.53%, 08/27/10	115,000	115,879
0.53%, 10/19/10	100,000	99,973
0.51%, 10/25/10	154,000	153,957

		1,682,819

Fixed-Rate Discount Notes 7.1%
Fannie Mae
0.26%, 11/02/09	200,030	199,983
0.20%, 12/01/09	147,835	147,785
0.76%, 12/01/09	137,000	136,826
0.33%, 12/30/09	42,000	41,965
Federal Home Loan Bank
0.14%, 10/07/09	270,000	269,994
0.18%, 10/09/09	55,525	55,523
0.17%, 10/16/09	41,900	41,897
0.10%, 10/21/09	125,000	124,993
0.20%, 11/12/09	31,000	30,993
0.19%, 11/18/09	50,000	49,988
0.17%, 11/20/09	330,700	330,622
0.17%, 11/23/09	75,000	74,981
0.17%, 11/30/09	150,000	149,959
0.17%, 12/02/09	442,700	442,570
0.18%, 12/02/09	50,000	49,984
Freddie Mac
0.18%, 11/24/09	100,000	99,973
0.17%, 12/01/09	276,000	275,920
0.16%, 12/07/09	169,000	168,950
0.32%, 12/28/09	8,000	7,994

		2,700,900

Time Deposit 3.1%
Bank of Ireland
0.25%, 10/01/09	90,000	90,000
Citibank, N.A., Nassau
0.12%, 10/01/09	375,000	375,000
JPMorgan Chase Bank, N.A., Nassau
0.13%, 10/01/09	390,000	390,000

4

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Royal Bank of Canada, Grand Cayman
0.05%, 10/01/09	100,000	100,000
Wells Fargo Bank, N.A., Grand Cayman
0.04%, 10/01/09	200,000	200,000

		1,155,000

Total Fixed-Rate Obligations (Cost $32,228,744)		32,228,744

Variable-Rate Obligations 10.0% of net assets

Bank of America, N.A.
0.66%, 01/22/10	149,000	149,000
Bank of America, N.A., (FDIC Insured)
0.42%, 11/05/09 (a)(e)	115,000	115,000
Commonwealth Bank of Australia
0.49%, 10/27/09 (c)	50,000	50,000
Fannie Mae
0.40%, 10/13/09	540,000	539,869
0.42%, 11/05/09	250,000	249,923
Federal Home Loan Bank
0.18%, 10/06/09	150,000	150,000
0.20%, 10/13/09	240,000	239,838
0.00%, 12/22/09	290,000	290,000
Freddie Mac
0.33%, 10/13/09	350,000	350,000
0.41%, 10/14/09	430,000	430,230
0.67%, 10/30/09	100,000	100,037
0.00%, 12/18/09	555,000	555,000
Goldman Sachs & Co., (FDIC Insured)
1.00%, 12/16/09 (a)(c)(d)(e)	172,000	172,000
0.44%, 12/17/09 (a)(e)	50,000	50,000
New Jersey Economic Development Authority
0.65%, 10/01/09 (a)	2,300	2,300
Rabobank Nederland
0.63%, 10/14/09	190,000	190,000
0.38%, 12/29/09	75,000	75,000
Sumitomo Mitsui Banking Corp.
0.35%, 11/05/09	80,000	80,000

Total Variable-Rate Obligations (Cost $3,788,197)		3,788,197

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 5.0% of net assets

Repurchase Agreements 5.0%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $175,100
0.06%, issued 09/30/09, due 10/01/09	170,000	170,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $56,100
0.02%, issued 09/30/09, due 10/01/09	55,000	55,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $48,843
0.07%, issued 09/30/09, due 10/01/09	47,884	47,883
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $438,602
0.03%, issued 09/30/09, due 10/01/09	430,000	430,000
Deutsche Bank Securities Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $260,000
0.08%, issued 09/30/09, due 10/01/09	250,001	250,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $309,750
0.04%, issued 09/30/09, due 10/01/09	295,000	295,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $215,250
0.05%, issued 09/30/09, due 10/01/09	205,000	205,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $315,000
0.12%, issued 09/25/09, due 10/02/09	300,007	300,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $122,785
0.07%, issued 09/30/09, due 10/01/09	120,000	120,000

Total Other Investments (Cost $1,872,883)		1,872,883

End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $37,889,824.

5

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,093,914 or 24.1% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $178,358 or 0.5% of net assets.

(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

(f)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.

(g)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

CP — Commercial paper
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations — (a)	$—	$32,228,744	$—	$32,228,744
Variable-Rate Obligations — (a)	—	3,788,197	—	3,788,197
Other Investments — (a)	—	1,872,883	—	1,872,883

Total	$—	$37,889,824	$—	$37,889,824

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47698SEP09 — 00

6

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Charles Schwab Family of Funds
By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: 11/24/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: 11/24/2009

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: 11/24/2009